BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS – 100.0%
UNITED STATES(a) – 100.0%
BondBloxx B Rated USD High Yield Corporate Bond ETF	672,557	$26,189,369
BondBloxx BB Rated USD High Yield Corporate Bond ETF	794,066	32,252,658
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	188,787	6,800,108
TOTAL EXCHANGE-TRADED FUNDS (Cost – $65,721,542)		65,242,135

	Rate (%)	Maturity	Face Amount
SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
Skandinaviska Enskilda Banken, Stockholm	2.98	08/03/26	$120,192	120,192
TOTAL SHORT-TERM INVESTMENTS (Cost – $120,192)				120,192

TOTAL INVESTMENTS – 100.2% (Cost – $65,841,734)				$65,362,327
OTHER ASSETS LESS LIABILITIES – (0.2)%				(108,990)
NET ASSETS – 100.0%				$65,253,337

(a)	Represents investments in Affiliated Funds.

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx USD High Yield Bond Sector Rotation ETF

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$65,242,135	$–	$–	$65,242,135
Time Deposits	–	120,192	–	120,192
Total Investments	$65,242,135	$120,192	$–	$65,362,327

BONDBLOXX ETF TRUST

BondBloxx USD High Yield Bond Sector Rotation ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

AFFILIATE TRANSACTIONS

Investments in issuers considered to be affiliates of the fund during the year or period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

BondBloxx USD High Yield Bond Sector Rotation ETF

Affiliated Investment Company	Value as of October 31, 2025	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of July 31, 2026	Dividends	Shares as of July 31, 2026
BondBloxx B Rated USD High Yield Corporate Bond ETF	$–	$26,986,160	$(3,999)	$(143,393)	$(649,399)	$26,189,369	$180,756	672,557
BondBloxx BB Rated USD High Yield Corporate Bond ETF	938,865	35,029,647	(22,902)	(199,943)	(3,493,009)	32,252,658	223,938	794,066
BondBloxx CCC Rated USD High Yield Corporate Bond ETF	1,230,836	6,535,918	(33,981)	(157,890)	(774,775)	6,800,108	136,710	188,787
BondBloxx USD High Yield Bond Consumer Cyclicals Sector ETF	3,987,311	995,985	55,617	(107,712)	(4,931,201)	–	145,640	–
BondBloxx USD High Yield Bond Consumer Non-Cyclicals Sector ETF	545,623	1,941,955	1,276	(29,918)	(2,458,936)	–	42,834	–
BondBloxx USD High Yield Bond Energy Sector ETF	3,546,723	1,156,291	95,799	(60,657)	(4,738,156)	–	133,980	–
BondBloxx USD High Yield Bond Financial & REIT Sector ETF	4,102,586	359,212	44,461	(143,354)	(4,362,905)	–	152,225	–
BondBloxx USD High Yield Bond Healthcare Sector ETF	2,912,011	629,862	104,524	(153,916)	(3,492,481)	–	114,709	–
BondBloxx USD High Yield Bond Industrial Sector ETF	7,366,492	1,026,633	72,922	(236,024)	(8,230,023)	–	287,501	–
BondBloxx USD High Yield Bond Telecom, Media & Technology Sector ETF	6,453,367	948,720	(57,305)	(153,151)	(7,191,631)	–	283,398	–
	$31,083,814	$75,610,383	$256,412	$(1,385,958)	$(40,322,516)	$65,242,135	$1,701,691	1,655,410

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.1%
ADVERTISING – 0.3%
Lamar Media Corp.	3.63	01/15/31	$332,000	$308,311
Lamar Media Corp.	3.75	02/15/28	390,000	382,169
Lamar Media Corp.	4.00	02/15/30	338,000	322,801
Lamar Media Corp.	4.88	01/15/29	250,000	247,113
Lamar Media Corp.(1)	5.38	11/01/33	251,000	244,157
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	7.38	02/15/31	269,000	278,791
				1,783,342
AEROSPACE/DEFENSE – 2.3%
AAR Escrow Issuer LLC(1)	6.75	03/15/29	475,000	486,149
ATI, Inc.	4.88	10/01/29	210,000	207,127
ATI, Inc.	5.13	10/01/31	213,000	208,385
ATI, Inc.	5.88	06/15/33	290,000	292,043
ATI, Inc.	7.25	08/15/30	279,000	288,291
Bombardier, Inc.(1)	5.88	01/15/35	305,000	302,382
Bombardier, Inc.(1)	6.75	06/15/33	469,000	483,361
Bombardier, Inc.(1)	7.00	06/01/32	473,000	488,918
Bombardier, Inc.(1)	7.25	07/01/31	459,000	479,159
Bombardier, Inc.(1)	7.45	05/01/34	330,000	361,380
Bombardier, Inc.(1)	8.75	11/15/30	465,000	490,804
Moog, Inc.(1)	5.50	10/15/34	323,000	313,892
TransDigm, Inc.(1)	6.00	01/15/33	1,024,000	1,024,558
TransDigm, Inc.(1)	6.25	01/31/34	245,000	247,560
TransDigm, Inc.(1)	6.38	03/01/29	1,715,000	1,736,434
TransDigm, Inc.(1)	6.63	03/01/32	1,374,000	1,398,656
TransDigm, Inc.(1)	6.75	08/15/28	1,352,000	1,363,189
TransDigm, Inc.(1)	6.88	12/15/30	927,000	950,508
TransDigm, Inc.(1)	7.13	12/01/31	629,000	649,161
				11,771,957
AGRICULTURE – 0.2%
Darling Ingredients, Inc.(1)	6.00	06/15/30	630,000	633,285
Turning Point Brands, Inc.(1)	7.63	03/15/32	190,000	193,800
				827,085
AIRLINES – 0.8%
Alaska Airlines, Inc.(1)	6.50	06/01/31	305,000	303,305
Allegiant Travel Co.(1)	7.13	07/01/31	425,000	431,329
American Airlines, Inc.(1)	7.25	02/15/28	469,000	473,341
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(1)	5.75	04/20/29	1,729,750	1,722,810
United Airlines Holdings, Inc.	4.88	03/01/29	655,000	645,617
United Airlines Holdings, Inc.	5.38	03/01/31	588,000	581,175
				4,157,577

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
APPAREL – 0.3%
Crocs, Inc.(1)	4.13	08/15/31	$240,000	$221,112
Crocs, Inc.(1)	4.25	03/15/29	220,000	212,060
Kontoor Brands, Inc.(1)	4.13	11/15/29	260,000	249,106
Levi Strauss & Co.(1)	3.50	03/01/31	299,000	276,346
VF Corp.	2.95	04/23/30	440,000	396,487
William Carter Co.(1)	7.38	02/15/31	370,000	380,104
				1,735,215
AUTO MANUFACTURERS – 2.0%
Allison Transmission, Inc.(1)	3.75	01/30/31	630,000	584,955
Allison Transmission, Inc.(1)	4.75	10/01/27	241,000	240,009
Allison Transmission, Inc.(1)	5.88	06/01/29	320,000	321,517
Allison Transmission, Inc.(1)	5.88	12/01/33	310,000	305,713
Jaguar Land Rover Automotive PLC(1)	4.50	10/01/27	320,000	316,840
Jaguar Land Rover Automotive PLC(1)	5.50	07/15/29	275,000	272,681
Jaguar Land Rover Automotive PLC(1)	5.88	01/15/28	360,000	359,469
Nissan Motor Acceptance Co. LLC(1)	2.45	09/15/28	255,000	236,933
Nissan Motor Acceptance Co. LLC(1)	2.75	03/09/28	365,000	347,491
Nissan Motor Acceptance Co. LLC(1)	5.30	09/13/27	294,000	293,186
Nissan Motor Acceptance Co. LLC(1)	5.55	09/13/29	199,000	194,161
Nissan Motor Acceptance Co. LLC(1)	5.63	09/29/28	469,000	466,616
Nissan Motor Acceptance Co. LLC(1)	6.13	09/30/30	819,000	800,115
Nissan Motor Acceptance Co. LLC(1)	7.05	09/15/28	452,000	461,527
Nissan Motor Co. Ltd.(1)	4.35	09/17/27	1,540,000	1,513,225
Nissan Motor Co. Ltd.(1)	4.81	09/17/30	1,544,000	1,430,664
Nissan Motor Co. Ltd.(1)	7.50	07/17/30	655,000	671,848
Nissan Motor Co. Ltd.(1)	7.75	07/17/32	465,000	481,252
Nissan Motor Co. Ltd.(1)	8.13	07/17/35	780,000	822,950
				10,121,152
AUTO PARTS & EQUIPMENT – 1.2%
Adient Global Holdings Ltd.(1)	7.00	04/15/28	324,000	329,101
American Axle & Manufacturing, Inc.(1)	6.38	10/15/32	553,000	550,474
Aptiv Swiss Holdings Ltd.	6.88	12/15/54	325,000	330,022
Cyprium Corp./Cyprium Holdings Luxembourg Sarl(1)	6.13	04/15/31	500,000	497,329
Cyprium Corp./Cyprium Holdings Luxembourg Sarl(1)	6.38	04/15/34	500,000	494,042
Dorman Products, Inc.(1)	6.25	06/15/34	290,000	291,496
Forvia SE(1)	6.75	09/15/33	305,000	303,694
Forvia SE(1)	8.00	06/15/30	315,000	331,252
Phinia, Inc.(1)	6.63	10/15/32	272,000	275,187
Phinia, Inc.(1)	6.75	04/15/29	341,000	347,215
ZF North America Capital, Inc.(1)	6.75	04/23/30	501,000	497,942
ZF North America Capital, Inc.(1)	6.88	04/14/28	385,000	392,708
ZF North America Capital, Inc.(1)	6.88	04/23/32	428,000	420,296
ZF North America Capital, Inc.(1)	7.13	04/14/30	357,000	359,736
ZF North America Capital, Inc.(1)	7.50	03/24/31	970,000	976,317
				6,396,811

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 0.2%
Dresdner Funding Trust I(1)	8.15	06/30/31	$655,000	$700,327
Walker & Dunlop, Inc.(1)	6.63	04/01/33	215,000	215,468
				915,795
BEVERAGES – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	4.38	04/30/29	469,000	455,811

BIOTECHNOLOGY – 0.4%
BioMarin Pharmaceutical, Inc.(1)	5.50	02/15/34	555,000	541,802
Genmab AS/Genmab Finance LLC(1)	6.25	12/15/32	904,000	913,054
Genmab AS/Genmab Finance LLC(1)	7.25	12/15/33	650,000	670,900
				2,125,756
BUILDING MATERIALS – 2.3%
Boise Cascade Co.(1)	4.88	07/01/30	265,000	259,919
Builders FirstSource, Inc.(1)	4.25	02/01/32	859,000	782,368
Builders FirstSource, Inc.(1)	5.00	03/01/30	354,000	343,606
Builders FirstSource, Inc.(1)	6.38	06/15/32	458,000	456,719
Builders FirstSource, Inc.(1)	6.38	03/01/34	614,000	603,475
Builders FirstSource, Inc.(1)	6.75	05/15/35	475,000	470,629
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.63	12/15/30	1,770,000	1,802,424
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.(1)	6.75	07/15/31	329,000	338,115
Masterbrand, Inc.(1)	7.00	07/15/32	440,000	440,870
Quikrete Holdings, Inc.(1)	6.38	03/01/32	2,530,000	2,562,155
Standard Building Solutions, Inc.(1)	5.88	03/15/34	415,000	399,299
Standard Building Solutions, Inc.(1)	6.25	08/01/33	717,000	709,574
Standard Building Solutions, Inc.(1)	6.50	08/15/32	607,000	609,477
Standard Industries, Inc./NY(1)	3.38	01/15/31	695,000	625,021
Standard Industries, Inc./NY(1)	4.38	07/15/30	1,040,000	983,304
Standard Industries, Inc./NY(1)	4.75	01/15/28	629,000	625,583
				12,012,538
CHEMICALS – 2.7%
Ashland, Inc.(1)	3.38	09/01/31	290,000	264,161
Axalta Coating Systems Dutch Holding B BV(1)	7.25	02/15/31	325,000	337,386
Axalta Coating Systems LLC(1)	3.38	02/15/29	454,000	432,323
Celanese US Holdings LLC	6.50	04/15/30	462,000	468,990
Celanese US Holdings LLC	6.75	04/15/33	645,000	658,858
Celanese US Holdings LLC	7.00	02/15/31	380,000	390,401
Celanese US Holdings LLC	7.33	07/15/29	470,000	488,870
Celanese US Holdings LLC	7.35	11/15/28	484,000	503,074
Celanese US Holdings LLC	7.38	07/15/32	640,000	669,801
Celanese US Holdings LLC	7.38	02/15/34	505,000	519,824
Celanese US Holdings LLC	7.55	11/15/30	658,000	695,141
Celanese US Holdings LLC	7.70	11/15/33	660,000	701,174
FMC Corp.	3.45	10/01/29	314,000	289,436
FMC Corp.	4.50	10/01/49	305,000	197,010
FMC Corp.	5.65	05/18/33	355,000	317,462
FMC Corp.	6.38	05/18/53	324,000	252,724
FMC Corp.	8.45	11/01/55	442,000	332,403
HB Fuller Co.	4.25	10/15/28	185,000	181,019

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.7% (Continued)
Huntsman International LLC	2.95	06/15/31	$265,000	$236,362
Huntsman International LLC	4.50	05/01/29	495,000	477,999
Huntsman International LLC	5.70	10/15/34	204,000	191,469
Ingevity Corp.(1)	3.88	11/01/28	369,000	356,125
Methanex Corp.	5.13	10/15/27	435,000	435,686
Methanex Corp.	5.25	12/15/29	464,000	460,297
Methanex Corp.	5.65	12/01/44	198,000	173,559
Methanex US Operations, Inc.(1)	6.25	03/15/32	385,000	389,738
Minerals Technologies, Inc.(1)	5.00	07/01/28	265,000	261,532
Olin Corp.	5.00	02/01/30	310,000	298,990
Olin Corp.	5.63	08/01/29	445,000	440,665
Olin Corp.(1)	6.63	04/01/33	370,000	362,434
Qnity Electronics, Inc.(1)	5.75	08/15/32	630,000	627,595
Qnity Electronics, Inc.(1)	6.25	08/15/33	491,000	493,748
Solstice Advanced Materials, Inc.(1)	5.63	09/30/33	630,000	617,084
Stonepeak Motion Holdco Ltd./Stonepeak Motion FinCo. LLC(1)	6.13	07/15/33	325,000	323,250
				13,846,590
COAL – 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.(1)	8.63	06/15/29	221,000	230,622

COMMERCIAL SERVICES – 4.8%
ADT Security Corp.(1)	4.13	08/01/29	630,000	604,471
ADT Security Corp.(1)	4.88	07/15/32	499,000	467,147
ADT Security Corp.(1)	5.88	10/15/33	636,000	618,971
Albion Financing 1 Sarl/Aggreko Holdings, Inc.(1)	7.00	05/21/30	918,000	935,974
Belron UK Finance PLC(1)	5.75	10/15/29	695,000	695,148
Block, Inc.	3.50	06/01/31	660,000	602,653
Block, Inc.(1)	5.63	08/15/30	720,000	717,006
Block, Inc.(1)	6.00	08/15/33	645,000	640,724
Block, Inc.	6.50	05/15/32	1,270,000	1,285,397
Brink’s Co.(1)	4.63	10/15/27	329,000	327,117
Brink’s Co.(1)	6.50	06/15/29	257,000	261,972
Brink’s Co.(1)	6.75	06/15/32	278,000	283,454
Carrix, Inc.(1)	6.13	08/01/33	1,575,000	1,569,252
Clarivate Science Holdings Corp.(1)	3.88	07/01/28	580,000	562,010
CoreCivic, Inc.	8.25	04/15/29	302,000	313,816
Deluxe Corp.(1)	8.13	09/15/29	290,000	300,536
GEO Group, Inc.	8.63	04/15/29	405,000	422,667
GEO Group, Inc.	10.25	04/15/31	420,000	453,387
Graham Holdings Co.(1)	5.63	12/01/33	330,000	323,241
Grand Canyon University	5.13	10/01/28	265,000	262,249
Herc Holdings, Inc.(1)	5.75	03/15/31	399,000	395,579
Herc Holdings, Inc.(1)	6.00	03/15/34	392,000	385,123
Herc Holdings, Inc.(1)	6.63	06/15/29	526,000	535,926
Herc Holdings, Inc.(1)	7.00	06/15/30	1,001,000	1,032,779
Herc Holdings, Inc.(1)	7.25	06/15/33	670,000	691,849
Korn Ferry(1)	4.63	12/15/27	215,000	213,981
Prime Security Services Borrower LLC/Prime Finance, Inc.(1)	3.38	08/31/27	660,000	648,270
Service Corp. International/US	3.38	08/15/30	538,000	497,959

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.8% (Continued)
Service Corp. International/US	4.00	05/15/31	$491,000	$459,236
Service Corp. International/US	4.63	12/15/27	337,000	335,111
Service Corp. International/US	5.13	06/01/29	482,000	478,739
Service Corp. International/US	5.75	10/15/32	524,000	520,880
TriNet Group, Inc.(1)	3.50	03/01/29	320,000	302,712
TriNet Group, Inc.(1)	7.13	08/15/31	253,000	256,831
United Rentals North America, Inc.	3.75	01/15/32	480,000	439,029
United Rentals North America, Inc.	3.88	11/15/27	469,000	464,136
United Rentals North America, Inc.	3.88	02/15/31	695,000	650,571
United Rentals North America, Inc.	4.00	07/15/30	465,000	441,829
United Rentals North America, Inc.	4.88	01/15/28	1,084,000	1,080,433
United Rentals North America, Inc.	5.25	01/15/30	490,000	488,284
United Rentals North America, Inc.(1)	5.38	11/15/33	963,000	938,234
United Rentals North America, Inc.(1)	6.13	03/15/34	650,000	659,867
Williams Scotsman, Inc.(1)	4.63	08/15/28	280,000	277,175
Williams Scotsman, Inc.(1)	6.63	06/15/29	325,000	331,037
Williams Scotsman, Inc.(1)	6.63	04/15/30	320,000	327,630
Williams Scotsman, Inc.(1)	7.38	10/01/31	310,000	319,852
				24,820,244
COMPUTERS – 0.8%
Amentum Holdings, Inc.(1)	7.25	08/01/32	625,000	642,355
CACI International, Inc.(1)	6.38	06/15/33	955,000	962,584
Crane NXT Co.	4.20	03/15/48	220,000	137,489
Everforth, Inc.(1)	4.63	05/15/28	365,000	350,310
Insight Enterprises, Inc.(1)	6.63	05/15/32	324,000	326,293
Science Applications International Corp.(1)	4.88	04/01/28	252,000	248,973
Science Applications International Corp.(1)	5.88	11/01/33	275,000	269,425
Seagate Data Storage Technology Pte Ltd.	4.09	06/01/29	287,000	278,871
Seagate Data Storage Technology Pte Ltd.	5.75	12/01/34	195,000	192,686
Seagate Data Storage Technology Pte Ltd.	5.88	07/15/30	220,000	223,590
Seagate Data Storage Technology Pte Ltd.	9.63	12/01/32	483,850	530,623
				4,163,199
COSMETICS/PERSONAL CARE – 0.4%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	4.75	01/15/29	325,000	319,782
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	5.60	01/15/31	575,000	564,730
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC(1)	6.63	07/15/30	500,000	503,158
Edgewell Personal Care Co.(1)	4.13	04/01/29	320,000	308,321
Edgewell Personal Care Co.(1)	5.50	06/01/28	465,000	464,453
				2,160,444
DISTRIBUTION/WHOLESALE – 0.4%
American Builders & Contractors Supply Co., Inc.(1)	3.88	11/15/29	259,000	246,035
American Builders & Contractors Supply Co., Inc.(1)	4.00	01/15/28	463,000	456,295
RB Global Holdings, Inc.(1)	6.75	03/15/28	365,000	369,353
RB Global Holdings, Inc.(1)	7.75	03/15/31	512,000	529,442
Resideo Funding II LLC(1)	4.00	09/01/29	190,000	181,468
Resideo Funding II LLC(1)	6.50	07/15/32	400,000	400,379
				2,182,972

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 7.1%
Ally Financial, Inc.	6.65	01/17/40	$324,000	$316,589
Ally Financial, Inc.	6.70	02/14/33	300,000	306,045
Azorra Finance Ltd.(1)	6.25	02/15/34	235,000	231,196
Azorra Finance Ltd.(1)	7.25	01/15/31	335,000	345,319
Azorra Finance Ltd.(1)	7.75	04/15/30	360,000	373,001
Bread Financial Holdings, Inc.(1)	6.75	05/15/31	299,000	305,074
Burford Capital Global Finance LLC(1)	6.25	04/15/28	250,000	246,755
Burford Capital Global Finance LLC(1)	6.88	04/15/30	234,000	222,653
Burford Capital Global Finance LLC(1)	7.50	07/15/33	318,000	268,481
Burford Capital Global Finance LLC(1)	8.50	01/15/34	320,000	277,429
Burford Capital Global Finance LLC(1)	9.25	07/01/31	435,000	425,854
Coinbase Global, Inc.(1)	3.38	10/01/28	631,000	600,045
Coinbase Global, Inc.(1)	3.63	10/01/31	460,000	398,631
Credit Acceptance Corp.(1)	6.63	03/15/30	323,000	323,260
Credit Acceptance Corp.(1)	9.25	12/15/28	396,000	410,735
Encore Capital Group, Inc.(1)	6.63	04/15/31	305,000	306,306
Encore Capital Group, Inc.(1)	6.63	06/01/32	490,000	490,907
Encore Capital Group, Inc.(1)	8.50	05/15/30	318,000	337,166
EZCORP, Inc.(1)	7.38	04/01/32	201,000	210,605
First Eagle Holdings, Inc.(1)	7.25	08/15/32	375,000	379,725
GGAM Finance Ltd.(1)	5.88	03/15/30	280,000	279,887
GGAM Finance Ltd.(1)	6.88	04/15/29	256,000	260,629
GGAM Finance Ltd.(1)	8.00	06/15/28	388,000	401,984
Global Aircraft Leasing Co. Ltd.(1)	8.75	09/01/27	570,000	579,848
Jane Street Group/JSG Finance, Inc.(1)	4.50	11/15/29	385,000	374,042
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	1,065,000	1,060,557
Jane Street Group/JSG Finance, Inc.(1)	6.75	05/01/33	1,215,000	1,239,514
Jane Street Group/JSG Finance, Inc.(1)	7.13	04/30/31	900,000	929,589
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	6.63	10/15/31	294,000	288,957
Jefferson Capital Holdings LLC(1)	8.25	05/15/30	307,999	321,737
Jefferson Capital Holdings LLC(1)	9.50	02/15/29	265,000	276,369
Navient Corp.	4.88	03/15/28	321,000	314,424
Navient Corp.	5.50	03/15/29	444,000	426,583
Navient Corp.	5.63	08/01/33	386,000	319,243
Navient Corp.	7.88	06/15/32	310,000	290,983
Navient Corp.	9.38	07/25/30	320,000	324,913
Navient Corp.	9.38	10/15/31	335,000	334,835
Navient Corp.	11.50	03/15/31	325,000	343,498
OneMain Finance Corp.	3.88	09/15/28	350,000	338,569
OneMain Finance Corp.	4.00	09/15/30	500,000	459,355
OneMain Finance Corp.	5.38	11/15/29	485,000	474,419
OneMain Finance Corp.	6.13	05/15/30	495,000	492,450
OneMain Finance Corp.	6.50	03/15/33	517,000	505,212
OneMain Finance Corp.	6.63	01/15/28	486,000	491,582
OneMain Finance Corp.	6.63	05/15/29	581,000	589,202
OneMain Finance Corp.	6.75	03/15/32	391,000	390,136
OneMain Finance Corp.	6.75	09/15/33	656,000	646,500
OneMain Finance Corp.	7.13	11/15/31	487,000	494,013

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 7.1% (Continued)
OneMain Finance Corp.	7.13	09/15/32	$475,000	$480,853
OneMain Finance Corp.	7.50	05/15/31	445,000	456,476
OneMain Finance Corp.	7.88	03/15/30	459,000	475,812
Oxford Finance LLC/Oxford Finance Co.-Issuer II, Inc.(1)	7.75	05/15/31	390,000	386,554
PennyMac Financial Services, Inc.(1)	4.25	02/15/29	408,000	386,885
PennyMac Financial Services, Inc.(1)	5.75	09/15/31	299,000	277,898
PennyMac Financial Services, Inc.(1)	6.75	02/15/34	370,000	343,455
PennyMac Financial Services, Inc.(1)	6.88	05/15/32	545,000	522,374
PennyMac Financial Services, Inc.(1)	6.88	02/15/33	530,000	503,421
PennyMac Financial Services, Inc.(1)	7.13	11/15/30	429,000	428,202
PennyMac Financial Services, Inc.(1)	7.88	12/15/29	496,000	509,890
PRA Group, Inc.(1)	5.00	10/01/29	229,000	217,407
PRA Group, Inc.(1)	8.38	02/01/28	248,000	251,520
PRA Group, Inc.(1)	8.88	01/31/30	356,000	367,062
Rocket Cos, Inc.(1)	6.13	08/01/30	1,275,000	1,286,099
Rocket Cos, Inc.(1)	6.13	08/01/31	560,000	562,692
Rocket Cos, Inc.(1)	6.38	08/01/33	1,265,000	1,274,185
Rocket Cos, Inc.(1)	6.50	08/01/29	453,000	459,841
Rocket Cos, Inc.(1)	6.50	06/15/34	420,000	424,636
Rocket Cos, Inc.(1)	7.13	02/01/32	626,000	642,460
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.63	03/01/29	481,000	460,584
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	3.88	03/01/31	780,000	723,524
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.(1)	4.00	10/15/33	545,000	482,118
SLM Corp.	6.50	01/31/30	330,000	333,816
SLM Corp.	6.50	05/15/32	325,000	324,427
Stonebriar ABF Issuer LLC(1)	7.00	08/15/31	325,000	325,331
Stonebriar ABF Issuer LLC(1)	8.13	12/15/30	495,000	515,778
StoneX Escrow Issuer LLC(1)	6.88	07/15/32	410,000	416,503
StoneX Group, Inc.(1)	7.88	03/01/31	359,000	374,300
Synchrony Financial	7.25	02/02/33	470,000	482,982
United Wholesale Mortgage LLC(1)	5.50	04/15/29	465,000	435,008
UWM Holdings LLC(1)	6.25	03/15/31	660,000	589,678
UWM Holdings LLC(1)	6.63	02/01/30	499,000	463,360
WS Escrow LLC(1)	7.75	06/01/33	455,000	470,926
				36,680,863
ELECTRIC – 4.1%
AES Corp.	6.95	07/15/55	300,000	294,625
AES Corp.	7.60	01/15/55	600,000	610,373
Atlantica Sustainable Infrastructure PLC(1)	4.13	06/15/28	200,000	196,506
Clearway Energy Operating LLC(1)	3.75	02/15/31	575,000	527,991
Clearway Energy Operating LLC(1)	3.75	01/15/32	225,000	202,271
Clearway Energy Operating LLC(1)	4.75	03/15/28	533,000	526,539
Clearway Energy Operating LLC(1)	5.75	01/15/34	395,000	381,165
ContourGlobal Power Holdings SA(1)	6.75	02/28/30	331,000	337,244
DPL LLC/Ohio	4.35	04/15/29	261,000	254,698
Edison International	7.88	06/15/54	270,000	279,188
Edison International	8.13	06/15/53	325,000	333,642

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 4.1% (Continued)
Emera US Finance LLC	6.65	10/01/56	$245,000	$246,644
Emera US Finance LLC	6.85	10/01/56	245,000	247,063
EUSHI Finance, Inc.	6.25	04/01/56	471,000	465,491
EUSHI Finance, Inc.	7.63	12/15/54	299,000	309,716
Hawaiian Electric Co., Inc.(1)	6.00	10/01/33	320,000	314,578
Leeward Renewable Energy Operations LLC(1)	4.25	07/01/29	247,000	234,840
NRG Energy, Inc.(1)	3.38	02/15/29	323,000	307,166
NRG Energy, Inc.(1)	3.63	02/15/31	652,000	601,804
NRG Energy, Inc.(1)	3.88	02/15/32	299,000	273,895
NRG Energy, Inc.(1)	5.25	06/15/29	454,000	450,488
NRG Energy, Inc.	5.75	01/15/28	532,000	532,647
NRG Energy, Inc.(1)	5.75	07/15/29	514,000	514,191
NRG Energy, Inc.(1)	5.75	01/15/34	799,000	778,794
NRG Energy, Inc.(1)	5.88	05/15/34	665,000	653,188
NRG Energy, Inc.(1)	6.00	02/01/33	580,000	578,891
NRG Energy, Inc.(1)	6.00	01/15/36	1,535,000	1,502,831
NRG Energy, Inc.(1)	6.13	05/15/36	670,000	661,401
NRG Energy, Inc.(1)	6.25	11/01/34	600,000	598,916
PacifiCorp	7.13	08/15/56	695,000	685,636
PacifiCorp	7.38	09/15/55	530,000	528,072
Pattern Energy Operations LP/Pattern Energy Operations, Inc.(1)	4.50	08/15/28	460,000	449,789
PG&E Corp.	5.00	07/01/28	635,000	629,987
PG&E Corp.	5.25	07/01/30	630,000	619,776
PG&E Corp.	6.85	09/15/56	629,000	621,787
PG&E Corp.	7.38	03/15/55	960,000	974,408
Puget Energy, Inc.	7.00	09/15/56	270,000	270,947
Puget Energy, Inc.	7.25	09/15/56	280,000	280,962
TransAlta Corp.	5.88	02/01/34	240,000	235,022
TransAlta Corp.	6.50	03/15/40	190,000	183,812
TXNM Energy, Inc.(1)	7.00	07/31/56	204,000	205,146
XPLR Infrastructure Operating Partners LP(1)	4.50	09/15/27	341,000	337,439
XPLR Infrastructure Operating Partners LP(1)	7.25	01/15/29	464,000	478,912
XPLR Infrastructure Operating Partners LP(1)	7.75	04/15/34	480,000	503,117
XPLR Infrastructure Operating Partners LP(1)	8.38	01/15/31	540,000	574,351
XPLR Infrastructure Operating Partners LP(1)	8.63	03/15/33	591,000	631,828
				21,427,777
ELECTRICAL COMPONENTS & EQUIPMENT – 0.6%
EnerSys(1)	4.38	12/15/27	190,000	187,843
EnerSys(1)	6.63	01/15/32	180,000	182,416
WESCO Distribution, Inc.(1)	5.25	04/15/31	430,000	423,357
WESCO Distribution, Inc.(1)	5.50	04/15/34	535,000	521,302
WESCO Distribution, Inc.(1)	6.38	03/15/29	520,000	527,904
WESCO Distribution, Inc.(1)	6.38	03/15/33	510,000	518,921
WESCO Distribution, Inc.(1)	6.63	03/15/32	555,000	567,268
				2,929,011

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 0.7%
Atkore, Inc.(1)	4.25	06/01/31	$270,000	$256,056
Coherent Corp.(1)	5.00	12/15/29	650,000	636,195
Ingram Micro, Inc.(1)	4.75	05/15/29	1,278,000	1,244,290
Sensata Technologies BV(1)	5.88	09/01/30	355,000	355,524
Sensata Technologies, Inc.(1)	3.75	02/15/31	489,999	456,748
Sensata Technologies, Inc.(1)	4.38	02/15/30	295,000	285,121
Sensata Technologies, Inc.(1)	6.63	07/15/32	260,000	266,332
TTM Technologies, Inc.(1)	4.00	03/01/29	320,000	307,372
				3,807,638
ENERGY-ALTERNATE SOURCES – 0.2%
TerraForm Power Operating LLC(1)	4.75	01/15/30	459,000	439,938
TerraForm Power Operating LLC(1)	5.00	01/31/28	460,000	455,544
				895,482
ENGINEERING & CONSTRUCTION – 0.6%
AECOM(1)	6.00	08/01/33	765,000	761,304
ASG Finance DAC(1)	9.75	05/15/29	175,000	153,404
Fluor Corp.	4.25	09/15/28	325,000	319,629
Global Infrastructure Solutions, Inc.(1)	5.63	06/01/29	250,000	250,083
Global Infrastructure Solutions, Inc.(1)	6.38	07/15/34	320,000	322,682
Global Infrastructure Solutions, Inc.(1)	7.50	04/15/32	171,000	178,495
Tutor Perini Corp.(1)	6.63	07/15/33	260,000	261,167
Weekley Homes LLC/Weekley Finance Corp.(1)	4.88	09/15/28	267,000	263,153
Weekley Homes LLC/Weekley Finance Corp.(1)	6.75	01/15/34	320,000	320,818
				2,830,735
ENTERTAINMENT – 2.0%
Allwyn Entertainment Financing UK PLC(1)	7.88	04/30/29	405,000	414,454
Brightstar Lottery PLC(1)	5.25	01/15/29	484,000	478,578
Brightstar Lottery PLC/Brightstar Global Solutions Corp.(1)	5.75	01/15/33	469,000	452,587
Caesars Entertainment, Inc.(1)	6.50	02/15/32	915,000	876,401
Caesars Entertainment, Inc.(1)	7.00	02/15/30	1,278,000	1,283,446
Cinemark USA, Inc.(1)	5.25	07/15/28	495,000	492,576
Cinemark USA, Inc.(1)	7.00	08/01/32	283,000	290,921
Light & Wonder International, Inc.(1)	6.25	10/01/33	630,000	619,616
Light & Wonder International, Inc.(1)	7.25	11/15/29	315,000	320,610
Light & Wonder International, Inc.(1)	7.50	09/01/31	350,000	360,833
Live Nation Entertainment, Inc.(1)	3.75	01/15/28	325,000	318,908
Live Nation Entertainment, Inc.(1)	4.75	10/15/27	625,000	622,416
Resorts World Las Vegas LLC/RWLV Capital, Inc.(2)	4.63	04/16/29	645,000	580,557
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	4.63	04/06/31	225,000	189,094
Resorts World Las Vegas LLC/RWLV Capital, Inc.(1)	8.45	07/27/30	275,000	271,563
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.(1)	6.63	05/01/32	532,000	536,112
Vail Resorts, Inc.(1)	5.63	07/15/30	305,000	304,197
Vail Resorts, Inc.(1)	6.50	05/15/32	384,000	389,082
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	5.13	10/01/29	431,000	426,945
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	6.25	03/15/33	495,000	491,129
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(1)	7.13	02/15/31	630,000	660,810
				10,380,835

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.9%
Clean Harbors, Inc.(1)	5.13	07/15/29	$192,000	$189,954
Clean Harbors, Inc.(1)	5.75	10/15/33	480,000	477,613
Clean Harbors, Inc.(1)	6.38	02/01/31	343,000	346,870
GFL Environmental Holdings US, Inc.(1)	5.50	02/01/34	651,000	602,736
GFL Environmental Holdings US, Inc.(1)	5.63	07/01/31	475,000	461,640
GFL Environmental, Inc.(1)	4.00	08/01/28	495,000	483,156
GFL Environmental, Inc.(1)	4.38	08/15/29	321,000	309,190
GFL Environmental, Inc.(1)	4.75	06/15/29	485,000	473,103
GFL Environmental, Inc.(1)	6.75	01/15/31	635,000	643,794
Madison IAQ LLC(1)	4.13	06/30/28	450,000	441,074
Wrangler Holdco Corp.(1)	6.63	04/01/32	330,000	331,091
				4,760,221
FOOD – 1.8%
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	3.50	03/15/29	790,000	744,425
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	4.88	02/15/30	654,000	624,689
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.50	03/31/31	448,000	431,290
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.63	03/31/32	789,000	751,293
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	5.75	03/31/34	1,075,000	1,000,493
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.25	03/15/33	400,000	388,337
Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(1)	6.50	02/15/28	489,000	492,542
Chobani LLC/Chobani Finance Corp., Inc.(1)	4.63	11/15/28	245,000	242,303
Ingles Markets, Inc.(1)	4.00	06/15/31	220,000	204,387
J&F Luxembourg Finance Sarl(1)	8.00	04/23/33	265,000	254,385
J&F Luxembourg Finance Sarl(1)	8.50	12/01/32	325,000	323,845
Lamb Weston Holdings, Inc.(1)	4.13	01/31/30	610,000	581,443
Lamb Weston Holdings, Inc.(1)	4.38	01/31/32	452,000	424,130
Lamb Weston Holdings, Inc.(1)	4.88	05/15/28	325,000	322,840
Post Holdings, Inc.(1)	6.25	02/15/32	630,000	634,221
US Foods, Inc.(1)	4.63	06/01/30	301,000	292,580
US Foods, Inc.(1)	4.75	02/15/29	587,000	578,910
US Foods, Inc.(1)	5.75	04/15/33	316,000	313,564
US Foods, Inc.(1)	6.88	09/15/28	318,000	324,481
US Foods, Inc.(1)	7.25	01/15/32	321,000	331,938
				9,262,096
GAS – 0.1%
AltaGas Ltd.(1)	7.20	10/15/54	565,000	585,253

HEALTHCARE-PRODUCTS – 0.8%
Avantor Funding, Inc.(1)	3.88	11/01/29	500,000	477,196
Avantor Funding, Inc.(1)	4.63	07/15/28	995,000	982,015
Dentsply Sirona, Inc.	8.38	09/12/55	335,000	334,052
Medline Borrower LP(1)	5.25	10/01/29	1,610,000	1,596,394
Teleflex, Inc.(1)	4.25	06/01/28	314,000	308,230
Teleflex, Inc.(1)	5.88	01/15/32	325,000	323,072
				4,020,959

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.0%
Centene Corp.	2.45	07/15/28	$1,430,000	$1,357,338
Centene Corp.	2.50	03/01/31	1,378,000	1,200,247
Centene Corp.	2.63	08/01/31	847,000	734,839
Centene Corp.	3.00	10/15/30	1,410,000	1,269,527
Centene Corp.	3.38	02/15/30	1,235,000	1,144,502
Centene Corp.	4.25	12/15/27	672,000	669,637
Centene Corp.	4.63	12/15/29	2,236,000	2,168,109
Charles River Laboratories International, Inc.(1)	3.75	03/15/29	338,000	323,343
Charles River Laboratories International, Inc.(1)	4.00	03/15/31	306,000	285,905
Charles River Laboratories International, Inc.(1)	4.25	05/01/28	322,000	316,279
DaVita, Inc.(1)	3.75	02/15/31	948,000	875,930
DaVita, Inc.(1)	4.63	06/01/30	1,813,000	1,748,322
DaVita, Inc.(1)	6.75	07/15/33	625,000	641,869
DaVita, Inc.(1)	6.88	09/01/32	620,000	637,540
Encompass Health Corp.	4.50	02/01/28	236,000	233,673
Encompass Health Corp.	4.63	04/01/31	258,000	248,287
Encompass Health Corp.	4.75	02/01/30	510,000	499,359
Encompass Health Corp.(1)	5.88	06/01/34	315,000	312,099
Humana, Inc.	6.63	09/15/56	630,000	620,062
IQVIA, Inc.(1)	6.25	06/01/32	1,290,000	1,308,668
IQVIA, Inc.(1)	6.50	05/15/30	300,000	306,114
Molina Healthcare, Inc.(1)	3.88	11/15/30	427,000	395,163
Molina Healthcare, Inc.(1)	3.88	05/15/32	470,000	420,984
Molina Healthcare, Inc.(1)	4.38	06/15/28	508,000	497,508
Molina Healthcare, Inc.(1)	6.25	01/15/33	480,000	475,268
Molina Healthcare, Inc.(1)	6.50	02/15/31	535,000	540,482
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	290,000	283,644
Tenet Healthcare Corp.	4.25	06/01/29	893,000	866,405
Tenet Healthcare Corp.	4.38	01/15/30	945,000	911,823
Tenet Healthcare Corp.	4.63	06/15/28	370,000	366,748
Tenet Healthcare Corp.	5.13	11/01/27	983,000	982,887
Tenet Healthcare Corp.(1)	5.50	11/15/32	910,000	896,883
Tenet Healthcare Corp.	6.13	06/15/30	1,275,000	1,285,416
Tenet Healthcare Corp.	6.75	05/15/31	855,000	872,908
				25,697,768
HOLDING COMPANIES-DIVERS – 0.2%
Stena International SA(1)	7.25	01/15/31	535,000	546,185
Stena International SA(1)	7.63	02/15/31	255,000	263,089
				809,274
HOME BUILDERS – 1.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	08/01/29	225,000	216,437
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	4.63	04/01/30	265,000	252,052
Ashton Woods USA LLC/Ashton Woods Finance Co.(1)	6.88	08/01/33	285,000	284,776
Century Communities, Inc.(1)	3.88	08/15/29	325,000	308,667
Century Communities, Inc.(1)	6.63	09/15/33	300,000	301,368
Dream Finders Homes, Inc.(1)	6.88	09/15/30	220,000	214,949
Dream Finders Homes, Inc.(1)	8.25	08/15/28	183,000	186,651

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOME BUILDERS – 1.1% (Continued)
Forestar Group, Inc.(1)	5.00	03/01/28	$218,000	$216,567
Forestar Group, Inc.(1)	6.50	03/15/33	280,000	281,198
Installed Building Products, Inc.(1)	5.63	02/01/34	304,000	294,728
KB Home	4.00	06/15/31	275,000	254,247
KB Home	4.80	11/15/29	190,000	184,745
KB Home	7.25	07/15/30	228,000	231,574
M/I Homes, Inc.	4.95	02/01/28	258,000	255,975
Mattamy Group Corp.(1)	4.63	03/01/30	391,000	375,022
Mattamy Group Corp.(1)	6.00	12/15/33	309,000	295,636
Shea Homes LP/Shea Homes Funding Corp.	4.75	02/15/28	326,000	321,759
Shea Homes LP/Shea Homes Funding Corp.	4.75	04/01/29	184,000	179,083
Taylor Morrison Communities, Inc.(1)	5.13	08/01/30	323,000	322,520
Taylor Morrison Communities, Inc.(1)	5.75	01/15/28	281,000	284,041
Taylor Morrison Communities, Inc.(1)	5.75	11/15/32	320,000	327,965
Tri Pointe Homes, Inc.	5.70	06/15/28	260,000	260,481
				5,850,441
HOME FURNISHINGS – 0.4%
Somnigroup International, Inc.(1)	3.88	10/15/31	500,000	455,879
Somnigroup International, Inc.(1)	4.00	04/15/29	500,000	481,631
Whirlpool Corp.(1)	7.50	07/01/31	645,000	641,477
Whirlpool Corp.(1)	7.88	07/01/34	660,000	626,358
				2,205,345
HOUSEWARES – 0.1%
Central Garden & Pet Co.	4.13	10/15/30	334,000	316,399
Central Garden & Pet Co.(1)	4.13	04/30/31	235,000	219,512
Central Garden & Pet Co.	5.13	02/01/28	179,000	178,983
				714,894
INSURANCE – 1.1%
American National Group, Inc.	7.00	12/01/55	300,000	288,811
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves(1)	7.88	11/01/29	485,000	491,776
Assurant, Inc.	7.00	03/27/48	280,000	284,896
Asurion LLC/Asurion Co.-Issuer, Inc.(1)	8.00	12/31/32	2,125,000	2,151,805
Global Atlantic Finance Co.(1)	7.25	03/01/56	369,000	353,899
Global Atlantic Finance Co.(1)	7.95	10/15/54	370,000	370,308
MBIA, Inc.	5.70	12/01/34	225,000	221,693
Nassau Cos of New York(1)	7.88	07/15/30	270,000	254,405
Pelagos Insurance Capital Ltd.	7.75	06/15/55	255,000	267,321
Ryan Specialty LLC(1)	4.38	02/01/30	265,000	256,459
Ryan Specialty LLC(1)	5.88	08/01/32	714,000	704,760
Wilton RE Ltd.(1),(3)	6.00	–	260,000	244,104
				5,890,237
INTERNET – 1.8%
Cogent Communications Group LLC/Cogent Finance, Inc.(1)	6.50	07/01/32	385,000	343,108
Gen Digital, Inc.(1)	6.25	04/01/33	596,000	587,125
Gen Digital, Inc.(1)	6.75	09/30/27	583,000	584,245
Gen Digital, Inc.(1)	7.13	09/30/30	399,000	405,350

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.8% (Continued)
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	3.50	03/01/29	$527,000	$495,307
Go Daddy Operating Co. LLC/GD Finance Co., Inc.(1)	5.25	12/01/27	394,000	393,854
Match Group Holdings II LLC(1)	3.63	10/01/31	320,000	286,026
Match Group Holdings II LLC(1)	4.13	08/01/30	348,000	325,929
Match Group Holdings II LLC(1)	4.63	06/01/28	320,000	315,456
Match Group Holdings II LLC(1)	5.00	12/15/27	300,000	299,916
Match Group Holdings II LLC(1)	5.63	02/15/29	216,000	215,588
Match Group Holdings II LLC(1)	6.13	09/15/33	430,000	419,355
Newfold Digital Holdings Group, Inc.(1)	11.75	04/30/29	205,000	178,086
Rakuten Group, Inc.(1)	9.75	04/15/29	1,239,000	1,345,496
Snap, Inc.(1)	6.88	03/01/33	964,000	943,409
Snap, Inc.(1)	6.88	03/15/34	355,000	344,765
Wayfair LLC(1)	6.75	11/15/32	445,000	454,649
Wayfair LLC(1)	7.13	05/31/34	210,000	215,996
Wayfair LLC(1)	7.25	10/31/29	523,000	539,009
Wayfair LLC(1)	7.75	09/15/30	450,000	471,711
Ziff Davis, Inc.(1)	4.63	10/15/30	291,000	272,291
				9,436,671
INVESTMENT COMPANIES – 0.6%
BlackRock TCP Capital Corp.	6.95	05/30/29	175,000	173,408
FS KKR Capital Corp.	3.13	10/12/28	480,000	451,901
FS KKR Capital Corp.	6.13	01/15/30	460,000	448,694
FS KKR Capital Corp.	6.13	01/15/31	254,000	244,778
FS KKR Capital Corp.	6.88	08/15/29	369,000	370,747
FS KKR Capital Corp.	7.50	08/01/31	565,000	565,830
FS KKR Capital Corp.	7.88	01/15/29	235,000	241,668
HA Sustainable Infrastructure Capital, Inc.	7.13	11/15/56	355,000	358,066
HA Sustainable Infrastructure Capital, Inc.	8.00	06/01/56	305,000	319,767
				3,174,859
IRON/STEEL – 1.3%
Carpenter Technology Corp.(1)	5.63	03/01/34	433,000	427,490
Champion Iron Canada, Inc.(1)	7.88	07/15/32	325,000	333,313
Commercial Metals Co.	3.88	02/15/31	190,000	177,223
Commercial Metals Co.	4.13	01/15/30	205,000	196,225
Commercial Metals Co.	4.38	03/15/32	185,000	173,305
Commercial Metals Co.(1)	5.75	11/15/33	635,000	624,896
Commercial Metals Co.(1)	6.00	12/15/35	635,000	624,999
Fortescue Treasury Pty Ltd.(1)	4.38	04/01/31	633,000	596,442
Fortescue Treasury Pty Ltd.(1)	4.50	09/15/27	370,000	367,077
Fortescue Treasury Pty Ltd.(1)	5.88	04/15/30	268,000	268,845
Fortescue Treasury Pty Ltd.(1)	6.13	04/15/32	500,000	505,961
Mineral Resources Ltd.(1)	6.00	05/01/32	420,000	411,805
Mineral Resources Ltd.(1)	6.25	05/01/34	430,000	418,433
Mineral Resources Ltd.(1)	7.00	04/01/31	455,000	468,536
Mineral Resources Ltd.(1)	8.50	05/01/30	402,000	415,099
Mineral Resources Ltd.(1)	9.25	10/01/28	470,000	485,049
United States Steel Corp.	6.88	03/01/29	279,000	279,000
				6,773,698

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LEISURE TIME – 0.6%
A&K Travel Group Holdings Ltd.(1)	7.50	05/15/33	$460,000	$458,310
Acushnet Co.(1)	5.63	12/01/33	330,000	324,040
Patrick Industries, Inc.(1)	4.75	05/01/29	225,000	220,276
Patrick Industries, Inc.(1)	6.38	11/01/32	325,000	321,156
Viking Cruises Ltd.(1)	5.88	10/15/33	1,090,000	1,079,642
Viking Cruises Ltd.(1)	7.00	02/15/29	304,000	304,874
Viking Cruises Ltd.(1)	9.13	07/15/31	465,000	487,370
				3,195,668
LODGING – 3.1%
Boyd Gaming Corp.	4.75	12/01/27	630,000	627,155
Boyd Gaming Corp.(1)	4.75	06/15/31	570,000	544,873
Genting New York LLC/GENNY Capital, Inc.(1)	7.25	10/01/29	398,000	407,361
Hilton Domestic Operating Co., Inc.(1)	3.63	02/15/32	911,000	825,271
Hilton Domestic Operating Co., Inc.(1)	3.75	05/01/29	530,000	508,579
Hilton Domestic Operating Co., Inc.(1)	4.00	05/01/31	709,000	665,554
Hilton Domestic Operating Co., Inc.	4.88	01/15/30	635,000	627,167
Hilton Domestic Operating Co., Inc.(1)	5.50	09/15/31	634,000	628,827
Hilton Domestic Operating Co., Inc.(1)	5.50	03/31/34	627,000	614,364
Hilton Domestic Operating Co., Inc.(1)	5.75	09/15/33	660,000	655,089
Hilton Domestic Operating Co., Inc.(1)	5.88	04/01/29	339,000	341,936
Hilton Domestic Operating Co., Inc.(1)	5.88	03/15/33	625,000	625,085
Hilton Domestic Operating Co., Inc.(1)	6.13	04/01/32	270,000	273,019
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	6.63	01/15/32	590,000	591,937
Melco Resorts Finance Ltd.(1)	5.38	12/04/29	695,000	674,964
Melco Resorts Finance Ltd.(1)	5.75	07/21/28	555,000	550,115
Melco Resorts Finance Ltd.(1)	6.50	09/24/33	335,000	323,667
Melco Resorts Finance Ltd.(1)	7.63	04/17/32	490,000	500,755
MGM Resorts International	4.75	10/15/28	480,000	475,590
MGM Resorts International	6.13	09/15/29	536,000	539,800
MGM Resorts International	6.50	04/15/32	495,000	492,213
Travel + Leisure Co.(1)	4.50	12/01/29	421,000	406,161
Travel + Leisure Co.(1)	4.63	03/01/30	230,000	221,435
Travel + Leisure Co.(1)	6.13	09/01/33	321,000	315,458
Travel + Leisure Co.(1)	6.25	06/01/31	519,000	520,312
Wyndham Hotels & Resorts, Inc.(1)	4.38	08/15/28	303,000	296,985
Wyndham Hotels & Resorts, Inc.(1)	5.63	03/01/33	400,000	389,420
Wynn Macau Ltd.(1)	5.13	12/15/29	625,000	605,109
Wynn Macau Ltd.(1)	5.50	10/01/27	475,000	473,539
Wynn Macau Ltd.(1)	5.63	08/26/28	845,000	837,548
Wynn Macau Ltd.(1)	6.75	02/15/34	610,000	599,424
				16,158,712
MACHINERY-CONSTRUCTION & MINING – 0.4%
BWX Technologies, Inc.(1)	4.13	06/30/28	231,000	225,455
BWX Technologies, Inc.(1)	4.13	04/15/29	275,000	264,294
Solaris Energy Infrastructure LLC(1)	6.38	05/15/31	850,000	835,567
Terex Corp.(1)	5.00	05/15/29	370,000	365,749
Terex Corp.(1)	6.25	10/15/32	495,000	497,552
				2,188,617

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 0.4%
ATS Corp.(1)	4.13	12/15/28	$225,000	$219,120
Columbus McKinnon Corp./NY(1)	7.13	02/01/33	565,000	570,262
Esab Corp.(1)	5.63	04/01/31	638,000	631,599
Esab Corp.(1)	6.25	04/15/29	445,000	450,076
Mueller Water Products, Inc.(1)	4.00	06/15/29	270,000	258,724
				2,129,781
MEDIA – 7.2%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	02/01/31	1,277,000	1,131,313
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.25	01/15/34	824,000	674,610
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	08/15/30	1,166,000	1,065,159
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	05/01/32	1,180,000	1,018,720
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.50	06/01/33	745,000	634,661
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	03/01/30	1,265,000	1,182,970
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	4.75	02/01/32	560,000	489,821
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.00	02/01/28	1,070,000	1,058,696
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.38	06/01/29	617,000	600,378
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	6.38	09/01/29	561,000	557,870
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.00	02/01/33	759,000	727,713
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	03/01/31	460,000	458,671
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	7.38	02/01/36	505,000	481,417
Discovery Communications LLC	3.63	05/15/30	900,000	833,248
Discovery Communications LLC	3.95	03/20/28	878,000	863,383
Discovery Communications LLC	4.13	05/15/29	357,000	351,775
Discovery Communications LLC	5.00	09/20/37	205,000	153,668
Discovery Communications LLC	6.35	06/01/40	255,000	208,031
Discovery Global Holdings, Inc.	4.05	03/15/29	1,135,000	1,115,621
Discovery Global Holdings, Inc.	4.28	03/15/32	1,465,000	1,302,221
Discovery Global Holdings, Inc.	4.28	03/15/32	150,000	119,197
Discovery Global Holdings, Inc.	5.05	03/15/42	3,225,000	2,255,930
Discovery Global Holdings, Inc.	5.14	03/15/52	730,000	467,088
McGraw-Hill Education, Inc.(1)	5.75	08/01/28	525,000	521,078
McGraw-Hill Education, Inc.(1)	7.38	09/01/31	425,000	430,867
Nexstar Media, Inc.(1)	4.75	11/01/28	655,000	643,668
Nexstar Media, Inc.(1)	6.50	09/15/33	2,136,000	2,127,307
Nexstar Media, Inc.(1)	7.25	04/15/34	1,105,000	1,108,613
Paramount Global	3.38	02/15/28	325,000	317,580
Paramount Global	3.70	06/01/28	304,000	295,502
Paramount Global	4.20	06/01/29	300,000	285,222
Paramount Global	4.20	05/19/32	635,000	539,941
Paramount Global	4.38	03/15/43	930,000	568,461
Paramount Global	4.60	01/15/45	380,000	229,615
Paramount Global	4.85	07/01/42	303,000	195,952
Paramount Global	4.90	08/15/44	355,000	221,440
Paramount Global	4.95	01/15/31	787,000	721,492
Paramount Global	4.95	05/19/50	651,000	394,201
Paramount Global	5.25	04/01/44	221,000	143,286
Paramount Global	5.50	05/15/33	262,000	228,694
Paramount Global	5.85	09/01/43	826,000	585,324

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 7.2% (Continued)
Paramount Global	5.90	10/15/40	$184,000	$134,345
Paramount Global	6.88	04/30/36	690,000	630,386
Paramount Global	7.88	07/30/30	515,000	536,415
Sirius XM Radio LLC(1)	3.88	09/01/31	955,000	862,595
Sirius XM Radio LLC(1)	4.00	07/15/28	1,275,000	1,240,918
Sirius XM Radio LLC(1)	4.13	07/01/30	910,000	851,584
Sirius XM Radio LLC(1)	5.00	08/01/27	796,000	795,480
Sirius XM Radio LLC(1)	5.50	07/01/29	815,000	812,814
Sirius XM Radio LLC(1)	5.88	04/15/32	790,000	776,084
Sunrise FinCo I BV(1)	4.88	07/15/31	775,000	727,750
Telenet Finance Luxembourg Notes Sarl(1)	5.50	03/01/28	600,000	593,121
Versant Media Group, Inc.(1)	7.25	01/30/31	630,000	650,224
Virgin Media Secured Finance PLC(1)	4.50	08/15/30	566,000	465,522
Virgin Media Secured Finance PLC(1)	5.50	05/15/29	925,000	831,699
				37,219,341
METAL FABRICATE/HARDWARE – 0.2%
Advanced Drainage Systems, Inc.(1)	5.38	03/01/34	300,000	291,073
Advanced Drainage Systems, Inc.(1)	6.38	06/15/30	333,000	336,167
Roller Bearing Co. of America, Inc.(1)	4.38	10/15/29	330,000	320,962
				948,202
MINING – 0.9%
Alcoa Nederland Holding BV(1)	4.13	03/31/29	322,000	311,409
Alcoa Nederland Holding BV(1)	7.13	03/15/31	484,000	498,289
Alumina Pty Ltd.(1)	6.13	03/15/30	319,000	321,830
Alumina Pty Ltd.(1)	6.38	09/15/32	325,000	327,721
Arsenal AIC Parent LLC(1)	8.00	10/01/30	450,000	468,984
Capstone Copper Corp.(1)	6.75	03/31/33	395,000	397,290
Coeur Mining, Inc.(1)	6.88	04/01/32	280,000	286,847
Constellium SE(1)	3.75	04/15/29	329,000	314,766
Constellium SE(1)	6.38	08/15/32	226,000	228,230
Hudbay Minerals, Inc.(2)	6.13	04/01/29	320,000	321,358
Kaiser Aluminum Corp.(1)	4.50	06/01/31	340,000	321,868
Kaiser Aluminum Corp.(1)	5.88	03/01/34	309,000	302,545
Perenti Finance Pty Ltd.(1)	7.50	04/26/29	225,000	231,187
PLS Group Ltd.(1)	6.88	05/01/31	395,000	400,760
				4,733,084
MISCELLANEOUS MANUFACTURER – 0.6%
Amsted Industries, Inc.(1)	4.63	05/15/30	285,000	275,643
Amsted Industries, Inc.(1)	6.38	03/15/33	275,000	277,224
Avient Corp.(1)	6.25	11/01/31	404,000	407,531
Avient Corp.(1)	7.13	08/01/30	466,000	473,698
Axon Enterprise, Inc.(1)	6.13	03/15/30	658,000	667,068
Axon Enterprise, Inc.(1)	6.25	03/15/33	470,000	477,167
Enpro, Inc.(1)	6.13	06/01/33	248,000	248,996
Trinity Industries, Inc.(1)	7.75	07/15/28	354,000	361,552
				3,188,879

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OFFICE FURNISHINGS – 0.0%
HNI Corp.(1)	5.13	01/18/29	$220,000	$217,181

OFFICE/BUSINESS EQUIPMENT – 0.1%
Zebra Technologies Corp.(1)	6.50	06/01/32	331,000	335,021

OIL & GAS – 5.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	5.88	06/30/29	263,000	262,425
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	10/15/32	385,000	387,793
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	6.63	07/15/33	267,000	268,271
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(1)	9.00	11/01/27	245,000	261,104
California Resources Corp.(1)	7.00	01/15/34	470,000	460,762
California Resources Corp.(1)	7.25	01/15/35	370,000	365,833
Chord Energy Corp.(1)	6.00	10/01/30	490,000	492,604
Chord Energy Corp.(1)	6.75	03/15/33	460,000	468,512
CNX Resources Corp.(1)	5.88	03/01/34	300,000	291,133
CNX Resources Corp.(1)	7.25	03/01/32	369,000	379,747
CNX Resources Corp.(1)	7.38	01/15/31	325,000	332,661
Crescent Energy Finance LLC(1)	7.38	01/15/33	656,000	659,416
Crescent Energy Finance LLC(1)	7.63	04/01/32	722,000	731,044
Crescent Energy Finance LLC(1)	7.88	04/15/32	630,000	641,993
Crescent Energy Finance LLC(1)	8.38	01/15/34	328,000	338,801
DBR Land Holdings LLC(1)	6.25	12/01/30	305,000	307,700
Gulfport Energy Operating Corp.(1)	6.75	09/01/29	425,000	430,671
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	5.75	02/01/29	385,000	384,698
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	04/15/30	325,000	322,112
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.00	02/01/31	366,000	357,305
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	11/01/28	385,000	386,769
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.25	04/15/32	331,000	322,150
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	6.88	05/15/34	306,000	299,760
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	7.25	02/15/35	630,000	626,198
Hilcorp Energy I LP/Hilcorp Finance Co.(1)	8.38	11/01/33	370,000	388,604
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.63	08/15/34	300,000	300,274
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.(1)	6.88	12/01/32	285,000	290,446
Matador Resources Co.(1)	6.00	04/15/34	483,000	467,407
Matador Resources Co.(1)	6.25	04/15/33	465,000	458,008
Matador Resources Co.(1)	6.50	04/15/32	595,000	595,181
Murphy Oil Corp.	5.88	12/01/42	219,000	190,467
Murphy Oil Corp.	6.00	10/01/32	391,000	387,906
Murphy Oil Corp.	6.50	02/15/34	305,000	302,116
Nabors Industries, Inc.(1)	7.63	11/15/32	465,000	474,599
Nabors Industries, Inc.(1)	9.13	01/31/30	410,000	429,294
Noble Finance II LLC(1)	6.25	06/15/34	525,000	510,101
Noble Finance II LLC(1)	8.00	04/15/30	699,000	723,055
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.25	06/01/34	305,000	310,091
PBF Holding Co. LLC/PBF Finance Corp.(1)	7.88	09/15/30	318,000	330,226
PBF Holding Co. LLC/PBF Finance Corp.(1)	9.88	03/15/30	500,000	536,773
Precision Drilling Corp.(1)	6.88	01/15/29	260,000	261,333
Puma International Financing SA(1)	7.75	04/25/29	335,000	343,371
Range Resources Corp.(1)	4.75	02/15/30	320,000	311,865

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 5.6% (Continued)
Seadrill Finance Ltd.(1)	6.75	07/15/34	$459,000	$442,609
SM Energy Co.	6.50	07/15/28	259,000	259,591
SM Energy Co.(1)	6.63	04/15/34	659,000	655,487
SM Energy Co.(1)	6.75	08/01/29	490,000	497,866
SM Energy Co.(1)	7.00	08/01/32	493,000	501,354
SM Energy Co.(1)	8.38	07/01/28	295,000	301,726
SM Energy Co.(1)	8.63	11/01/30	632,000	664,018
SM Energy Co.(1)	8.75	07/01/31	805,000	842,052
SM Energy Co.(1)	9.63	06/15/33	469,000	516,372
Sunoco LP(1)	4.50	10/01/29	494,000	480,789
Sunoco LP(1)	4.63	05/01/30	510,000	491,940
Sunoco LP(1)	5.38	07/15/31	398,000	391,001
Sunoco LP(1)	5.63	03/15/31	654,000	646,162
Sunoco LP(1)	5.63	07/15/34	384,000	371,952
Sunoco LP(1)	5.88	03/15/34	565,000	553,889
Sunoco LP(1)	6.25	07/01/33	585,000	586,991
Sunoco LP(1)	6.63	08/15/32	299,000	302,311
Sunoco LP(1)	7.00	05/01/29	477,000	487,813
Sunoco LP(1)	7.25	05/01/32	480,000	495,880
Sunoco LP/Sunoco Finance Corp.	4.50	05/15/29	505,000	492,204
Sunoco LP/Sunoco Finance Corp.	4.50	04/30/30	500,000	483,057
Sunoco LP/Sunoco Finance Corp.	5.88	03/15/28	255,000	255,361
Sunoco LP/Sunoco Finance Corp.(1)	7.00	09/15/28	332,000	338,051
Vermilion Energy, Inc.(1)	6.88	05/01/30	260,000	259,109
Vermilion Energy, Inc.(1)	7.25	02/15/33	215,000	212,721
				28,920,885
OIL & GAS SERVICES – 1.2%
Archrock Partners LP/Archrock Partners Finance Corp.(1)	6.63	09/01/32	451,000	457,916
Archrock Services LP/Archrock Partners Finance Corp.(1)	6.00	02/01/34	501,000	490,840
Bristow Group, Inc.(1)	6.75	02/01/33	278,000	278,449
Enerflex, Inc.(1)	6.88	01/15/31	286,000	290,968
Helix Energy Solutions Group, Inc.(1)	9.75	03/01/29	209,000	219,544
Kodiak Gas Services LLC(1)	5.88	04/01/31	630,000	623,282
Kodiak Gas Services LLC(1)	6.50	10/01/33	509,000	509,225
Kodiak Gas Services LLC(1)	6.75	10/01/35	385,000	388,262
Oceaneering International, Inc.(1)	6.88	07/15/34	315,000	322,456
TGS ASA(1)	8.50	01/15/30	340,000	355,771
Tidewater, Inc.(1)	9.13	07/15/30	400,000	427,733
WBI Operating LLC(1)	6.25	10/15/30	531,000	531,362
WBI Operating LLC(1)	6.50	10/15/33	370,000	369,402
Weatherford International Ltd.(1)	6.75	10/15/33	761,000	770,836
				6,036,046
PACKAGING & CONTAINERS – 1.0%
Ball Corp.	2.88	08/15/30	769,000	697,166
Ball Corp.	3.13	09/15/31	555,000	499,013
Ball Corp.	5.50	09/15/33	495,000	492,315
Ball Corp.	6.00	06/15/29	656,000	664,921
Canpack Group, Inc./CANPACK SA(1)	6.00	05/15/31	300,000	298,646

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PACKAGING & CONTAINERS – 1.0% (Continued)
Cascades, Inc./Cascades USA, Inc.(1)	5.38	01/15/28	$265,000	$264,186
Cascades, Inc./Cascades USA, Inc.(1)	6.75	07/15/30	260,000	264,573
Crown Americas LLC	5.25	04/01/30	325,000	324,534
Crown Americas LLC	5.88	06/01/33	428,000	427,649
Graphic Packaging International LLC(1)	3.50	03/15/28	295,000	286,325
Graphic Packaging International LLC(1)	3.50	03/01/29	210,000	199,440
Graphic Packaging International LLC(1)	3.75	02/01/30	248,000	231,606
Graphic Packaging International LLC(1)	6.38	07/15/32	353,000	352,953
Silgan Holdings, Inc.	4.13	02/01/28	365,000	360,134
				5,363,461
PHARMACEUTICALS – 1.4%
Adapthealth LLC(1)	4.63	08/01/29	305,000	294,780
Adapthealth LLC(1)	5.13	03/01/30	370,000	357,805
Adapthealth LLC(1)	6.13	08/01/28	235,000	235,000
CVS Health Corp.	6.75	12/10/54	480,000	493,924
CVS Health Corp.	7.00	03/10/55	1,411,000	1,452,190
Elanco Animal Health, Inc.	6.40	08/28/28	474,000	485,212
Endo Finance Holdings LP(1)	8.50	04/15/31	630,000	663,649
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	7.75	05/01/33	525,000	528,594
Jazz Securities DAC(1)	4.38	01/15/29	971,000	951,386
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	4.13	04/30/28	1,330,000	1,312,159
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	6.75	05/15/34	283,000	295,736
				7,070,435
PIPELINES – 6.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.38	06/15/29	476,000	474,803
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	01/15/28	431,000	431,161
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	10/15/33	405,000	398,449
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	5.75	07/01/34	391,000	383,270
Antero Midstream Partners LP/Antero Midstream Finance Corp.(1)	6.63	02/01/32	370,000	376,749
Buckeye Partners LP	4.13	12/01/27	245,000	241,075
Buckeye Partners LP(1)	4.50	03/01/28	318,000	314,355
Buckeye Partners LP	5.60	10/15/44	165,000	143,698
Buckeye Partners LP	5.85	11/15/43	290,000	259,511
Buckeye Partners LP(1)	6.75	02/01/30	325,000	333,679
Buckeye Partners LP(1)	6.88	07/01/29	398,000	407,455
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	5.50	06/15/31	919,000	895,892
CQP Holdco LP/BIP-V Chinook Holdco LLC(1)	7.50	12/15/33	321,000	336,781
Energy Transfer LP	6.50	02/15/56	750,000	749,730
Energy Transfer LP	6.55	01/15/57	400,000	394,984
Energy Transfer LP	6.70	01/15/57	700,000	690,332
Energy Transfer LP	6.75	02/15/56	499,000	500,584
Energy Transfer LP	7.13	10/01/54	290,000	296,173
Energy Transfer LP	8.00	05/15/54	520,000	545,868
Excelerate Energy LP(1)	8.00	05/15/30	500,000	525,515
Harvest Midstream I LP(1)	6.75	05/15/34	655,000	658,265
Harvest Midstream I LP(1)	7.50	05/15/32	330,000	339,068
Hess Midstream Operations LP(1)	4.25	02/15/30	470,000	450,374
Hess Midstream Operations LP(1)	5.13	06/15/28	355,000	353,664

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 6.5% (Continued)
Hess Midstream Operations LP(1)	5.50	10/15/30	$255,000	$254,529
Hess Midstream Operations LP(1)	5.88	03/01/28	521,000	524,169
Hess Midstream Operations LP(1)	6.50	06/01/29	400,000	407,582
Howard Midstream Energy Partners LLC(1)	6.63	01/15/34	465,000	470,576
Howard Midstream Energy Partners LLC(1)	6.63	01/15/35	400,000	400,003
Howard Midstream Energy Partners LLC(1)	7.38	07/15/32	400,000	414,182
Kinetik Holdings LP(1)	5.88	06/15/30	605,000	606,329
Kinetik Holdings LP(1)	6.63	12/15/28	687,000	698,834
Northriver Midstream Finance LP(1)	6.75	07/15/32	401,500	404,627
NuStar Logistics LP	6.38	10/01/30	395,000	403,609
Rockies Express Pipeline LLC(1)	4.80	05/15/30	255,000	248,720
Rockies Express Pipeline LLC(1)	4.95	07/15/29	245,000	242,172
Rockies Express Pipeline LLC(1)	6.75	03/15/33	323,000	328,595
Rockies Express Pipeline LLC(1)	6.88	04/15/40	325,000	327,283
South Bow Canadian Infrastructure Holdings Ltd.	7.50	03/01/55	400,000	422,230
South Bow Canadian Infrastructure Holdings Ltd.	7.63	03/01/55	290,000	301,623
Venture Global Calcasieu Pass LLC(1)	3.88	08/15/29	819,000	780,241
Venture Global Calcasieu Pass LLC(1)	3.88	11/01/33	786,000	690,810
Venture Global Calcasieu Pass LLC(1)	4.13	08/15/31	795,000	737,948
Venture Global Calcasieu Pass LLC(1)	6.00	05/01/36	465,000	460,532
Venture Global Calcasieu Pass LLC(1)	6.25	01/15/30	645,000	656,209
Venture Global LNG, Inc.(1)	6.38	12/15/34	769,000	749,608
Venture Global LNG, Inc.(1)	6.63	06/15/36	695,000	681,899
Venture Global LNG, Inc.(1)	7.00	01/15/30	915,000	930,235
Venture Global LNG, Inc.(1)	8.38	06/01/31	1,394,000	1,441,749
Venture Global LNG, Inc.(1)	9.50	02/01/29	1,927,000	2,066,415
Venture Global LNG, Inc.(1)	9.88	02/01/32	1,280,000	1,363,334
Venture Global Plaquemines LNG LLC(1)	6.13	12/15/30	1,115,000	1,133,131
Venture Global Plaquemines LNG LLC(1)	6.50	01/15/34	1,247,000	1,288,030
Venture Global Plaquemines LNG LLC(1)	6.50	06/15/34	827,000	854,005
Venture Global Plaquemines LNG LLC(1)	6.75	01/15/36	1,255,000	1,314,624
Venture Global Plaquemines LNG LLC(1)	7.50	05/01/33	816,000	886,246
Venture Global Plaquemines LNG LLC(1)	7.75	05/01/35	772,000	855,651
				33,847,165
REAL ESTATE – 0.6%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.(1)	7.00	04/15/30	410,000	413,350
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	9.75	04/15/30	330,000	354,145
Cushman & Wakefield US Borrower LLC(1)	8.88	09/01/31	274,000	287,087
Greystar Real Estate Partners LLC(1)	7.75	09/01/30	291,000	301,247
Howard Hughes Corp.(1)	4.13	02/01/29	419,000	404,324
Howard Hughes Corp.(1)	4.38	02/01/31	399,000	374,017
Howard Hughes Corp.(1)	5.88	03/01/32	300,000	293,183
Howard Hughes Corp.(1)	6.13	03/01/34	330,000	322,033
Newmark Group, Inc.	7.50	01/12/29	305,000	318,076
				3,067,462

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 3.0%
Arbor Realty SR, Inc.(1)	7.88	07/15/30	$334,000	$304,181
Arbor Realty SR, Inc.(1)	8.50	12/15/28	253,000	244,259
Brandywine Operating Partnership LP	3.95	11/15/27	300,000	293,319
Brandywine Operating Partnership LP	4.55	10/01/29	235,000	220,293
Brandywine Operating Partnership LP	6.13	01/15/31	190,000	182,562
Brandywine Operating Partnership LP	8.30	03/15/28	220,000	228,470
Brandywine Operating Partnership LP	8.88	04/12/29	317,000	333,319
Iron Mountain Information Management Services, Inc.(1)	5.00	07/15/32	480,000	456,420
Iron Mountain, Inc.(1)	4.50	02/15/31	720,000	682,873
Iron Mountain, Inc.(1)	4.88	09/15/27	649,000	647,819
Iron Mountain, Inc.(1)	4.88	09/15/29	593,000	579,293
Iron Mountain, Inc.(1)	5.00	07/15/28	321,000	318,268
Iron Mountain, Inc.(1)	5.25	03/15/28	539,000	537,627
Iron Mountain, Inc.(1)	5.25	07/15/30	820,000	801,714
Iron Mountain, Inc.(1)	5.63	07/15/32	397,000	389,042
Iron Mountain, Inc.(1)	6.25	01/15/33	771,000	774,702
Iron Mountain, Inc.(1)	6.25	01/15/35	988,000	976,048
Iron Mountain, Inc.(1)	7.00	02/15/29	587,000	596,982
Millrose Properties, Inc.(1)	6.25	09/15/32	466,000	466,405
Millrose Properties, Inc.(1)	6.38	08/01/30	813,000	819,833
RHP Hotel Properties LP/RHP Finance Corp.(1)	4.50	02/15/29	391,000	382,756
RHP Hotel Properties LP/RHP Finance Corp.(1)	5.75	03/15/34	435,000	426,245
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	04/01/32	605,000	615,575
RHP Hotel Properties LP/RHP Finance Corp.(1)	6.50	06/15/33	407,000	414,361
RHP Hotel Properties LP/RHP Finance Corp.(1)	7.25	07/15/28	286,000	291,589
RLJ Lodging Trust LP(1)	4.00	09/15/29	325,000	309,977
Starwood Property Trust, Inc.(1)	5.25	10/15/28	329,000	326,306
Starwood Property Trust, Inc.(1)	5.75	01/15/31	331,000	326,727
Starwood Property Trust, Inc.(1)	5.88	08/15/29	320,000	321,049
Starwood Property Trust, Inc.(1)	6.00	04/15/30	260,000	260,686
Starwood Property Trust, Inc.(1)	6.13	06/01/31	390,000	389,222
Starwood Property Trust, Inc.(1)	6.50	07/01/30	330,000	335,299
Starwood Property Trust, Inc.(1)	6.50	10/15/30	325,000	329,921
Starwood Property Trust, Inc.(1)	7.25	04/01/29	345,000	356,006
Vornado Realty LP	3.40	06/01/31	226,000	206,198
Vornado Realty LP	5.75	02/01/33	305,000	302,132
				15,447,478
RETAIL – 4.2%
1011778 BC ULC/New Red Finance, Inc.(1)	4.00	10/15/30	1,847,000	1,739,592
1011778 BC ULC/New Red Finance, Inc.(1)	4.38	01/15/28	484,000	477,926
Academy Ltd.(1)	5.88	05/15/31	320,000	317,034
Advance Auto Parts, Inc.	1.75	10/01/27	225,000	216,455
Advance Auto Parts, Inc.	3.50	03/15/32	230,000	201,640
Advance Auto Parts, Inc.	3.90	04/15/30	312,000	292,546
Advance Auto Parts, Inc.	5.95	03/09/28	210,000	211,888
Advance Auto Parts, Inc.(1)	7.00	08/01/30	595,000	610,172
Advance Auto Parts, Inc.(1)	7.38	08/01/33	615,000	635,182

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 4.2% (Continued)
Asbury Automotive Group, Inc.	4.50	03/01/28	$292,000	$289,217
Asbury Automotive Group, Inc.(1)	4.63	11/15/29	470,000	456,883
Asbury Automotive Group, Inc.	4.75	03/01/30	285,000	276,928
Asbury Automotive Group, Inc.(1)	5.00	02/15/32	380,000	362,280
Bath & Body Works, Inc.	5.25	02/01/28	315,000	315,064
Bath & Body Works, Inc.(1)	6.63	10/01/30	520,000	528,916
Bath & Body Works, Inc.	6.75	07/01/36	370,000	366,447
Bath & Body Works, Inc.	6.88	11/01/35	525,000	531,120
Bath & Body Works, Inc.	7.50	06/15/29	285,000	288,989
FirstCash, Inc.(1)	4.63	09/01/28	325,000	319,315
FirstCash, Inc.(1)	5.63	01/01/30	360,000	354,946
FirstCash, Inc.(1)	6.13	05/01/34	470,000	463,401
FirstCash, Inc.(1)	6.88	03/01/32	300,000	304,927
Gap, Inc.(1)	3.63	10/01/29	465,000	437,970
Gap, Inc.(1)	3.88	10/01/31	470,000	426,762
Group 1 Automotive, Inc.(1)	4.00	08/15/28	485,000	468,384
Group 1 Automotive, Inc.(1)	6.38	01/15/30	325,000	327,165
Kohl’s Corp.	5.13	05/01/31	205,000	183,913
Kohl’s Corp.	5.55	07/17/45	255,000	175,763
Kohl’s Corp.(1)	10.00	06/01/30	225,000	243,286
Lithia Motors, Inc.(1)	3.88	06/01/29	450,000	432,323
Lithia Motors, Inc.(1)	4.38	01/15/31	332,000	314,774
Lithia Motors, Inc.(1)	4.63	12/15/27	289,000	287,961
Lithia Motors, Inc.(1)	5.50	10/01/30	365,000	361,027
Macy’s Retail Holdings LLC	4.50	12/15/34	242,000	217,886
Macy’s Retail Holdings LLC(1)	6.13	03/15/32	269,000	270,006
Macy’s Retail Holdings LLC(1)	7.38	08/01/33	324,000	337,921
Murphy Oil USA, Inc.(1)	3.75	02/15/31	321,000	298,765
Murphy Oil USA, Inc.	4.75	09/15/29	309,000	304,091
Murphy Oil USA, Inc.(1)	5.88	06/01/34	305,000	302,508
Nordstrom, Inc.	4.25	08/01/31	255,000	237,461
Nordstrom, Inc.	4.38	04/01/30	300,000	287,097
Nordstrom, Inc.	5.00	01/15/44	630,000	453,537
Nordstrom, Inc.	6.95	03/15/28	195,000	199,536
Penske Automotive Group, Inc.	3.75	06/15/29	332,000	317,283
QXO Building Products, Inc.(1)	6.75	04/30/32	1,403,000	1,434,267
Sally Holdings LLC/Sally Capital, Inc.	6.75	04/01/32	370,000	377,541
Sonic Automotive, Inc.(1)	4.63	11/15/29	405,000	395,271
Sonic Automotive, Inc.(1)	4.88	11/15/31	305,000	291,882
Superior Plus LP/Superior General Partner, Inc.(1)	4.50	03/15/29	364,000	351,525
Yum! Brands, Inc.	3.63	03/15/31	675,000	623,497
Yum! Brands, Inc.	4.63	01/31/32	704,000	669,709
Yum! Brands, Inc.(1)	4.75	01/15/30	496,000	485,769
Yum! Brands, Inc.	5.38	04/01/32	620,000	611,974
Yum! Brands, Inc.	6.88	11/15/37	215,000	228,382
				21,916,104

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 0.4%
Amkor Technology, Inc.(1)	5.88	10/01/33	$335,000	$326,445
Entegris, Inc.(1)	3.63	05/01/29	255,000	242,618
Entegris, Inc.(1)	4.38	04/15/28	249,000	244,748
Entegris, Inc.(1)	5.95	06/15/30	588,000	588,891
ON Semiconductor Corp.(1)	3.88	09/01/28	450,000	434,399
Synaptics, Inc.(1)	4.00	06/15/29	255,000	250,549
				2,087,650
SOFTWARE – 1.6%
Elastic NV(1)	4.13	07/15/29	355,000	338,661
Fair Isaac Corp.(1)	4.00	06/15/28	556,000	539,755
Fair Isaac Corp.(1)	6.00	05/15/33	960,000	930,091
Fair Isaac Corp.(1)	6.25	09/15/34	630,000	608,526
OAK-Eagle Acquireco, Inc.(1)	7.25	07/01/33	1,835,000	1,904,709
Open Text Corp.(1)	3.88	02/15/28	517,000	504,675
Open Text Corp.(1)	3.88	12/01/29	555,000	512,122
Open Text Holdings, Inc.(1)	4.13	02/15/30	590,000	545,116
Open Text Holdings, Inc.(1)	4.13	12/01/31	425,000	375,274
PTC, Inc.(1)	4.00	02/15/28	345,000	337,620
RingCentral, Inc.(1)	8.50	08/15/30	230,000	240,188
ROBLOX Corp.(1)	3.88	05/01/30	620,000	580,639
Twilio, Inc.	3.63	03/15/29	325,000	312,287
Twilio, Inc.	3.88	03/15/31	300,000	280,491
				8,010,154
TELECOMMUNICATIONS – 8.3%
APLD ComputeCo 2 LLC(1)	6.75	03/15/31	1,339,000	1,310,386
APLD ComputeCo 3 LLC(1)	7.00	06/15/31	1,035,000	1,011,215
APLD ComputeCo LLC(1)	9.25	12/15/30	1,518,000	1,614,709
Bell Telephone Co. of Canada or Bell Canada	6.88	09/15/55	655,000	660,793
Bell Telephone Co. of Canada or Bell Canada	7.00	09/15/55	791,000	797,580
Black Pearl Compute LLC(1)	6.13	02/15/31	1,290,000	1,288,749
British Telecommunications Ltd.(1)	4.88	11/23/81	305,000	292,388
Ciena Corp.(1)	4.00	01/31/30	259,000	245,990
Cipher Compute LLC(1)	7.13	11/15/30	1,115,000	1,138,506
Core Scientific Finance I LLC(1)	7.75	05/15/31	2,110,000	2,071,642
Edged Compute LLC(1)	7.50	04/30/31	860,000	813,101
ELK Grove Village Property LLC(1)	7.50	06/15/31	565,000	544,207
Fibercop SpA(1)	6.00	09/30/34	323,000	312,233
Fibercop SpA(1)	6.38	11/15/33	304,000	299,693
Fibercop SpA(1)	7.20	07/18/36	324,000	329,847
Fibercop SpA(1)	7.72	06/04/38	305,000	317,143
Flash Compute LLC(1)	7.25	12/31/30	820,000	828,781
Galaxy Helios Data Centers II LLC(1)	9.88	08/01/31	2,230,000	2,240,970
Iliad Holding SAS(1)	7.00	10/15/28	575,000	576,765
Iliad Holding SAS(1)	7.00	04/15/32	550,000	555,393
Iliad Holding SAS(1)	8.50	04/15/31	600,000	631,630
Level 3 Financing, Inc.(1)	6.88	06/30/33	1,295,000	1,312,163
Level 3 Financing, Inc.(1)	7.00	03/31/34	1,545,000	1,573,545

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 8.3% (Continued)
Meridian Arc Holdco LLC(1)	6.25	04/30/31	$3,600,000	$3,462,882
PR RNO Property Owner 1 LLC(1)	6.50	05/01/31	2,870,000	2,701,664
Rogers Communications, Inc.	6.88	07/31/56	484,000	483,446
Rogers Communications, Inc.	7.00	04/15/55	718,000	722,458
Rogers Communications, Inc.	7.13	04/15/55	630,000	633,269
SE Cosmos LLC(1)	8.88	05/01/31	655,000	647,491
SES AMERICOM, Inc.(1)	5.30	03/25/44	299,000	227,757
Stingray Compute LLC(1)	6.00	06/15/31	530,000	518,325
SV RNO Property Owner 1 LLC(1)	5.88	03/01/31	2,425,000	2,256,242
Telecom Italia Capital SA	6.00	09/30/34	319,000	323,179
Telecom Italia Capital SA	6.38	11/15/33	328,000	338,751
Telecom Italia Capital SA	7.20	07/18/36	322,000	347,778
Telecom Italia Capital SA	7.72	06/04/38	295,000	330,410
TELUS Corp.	6.38	06/09/56	454,000	448,688
TELUS Corp.	6.63	10/15/55	460,000	459,064
TELUS Corp.	6.63	06/09/56	455,000	444,831
TELUS Corp.	7.00	10/15/55	520,000	524,542
Viavi Solutions, Inc.(1)	3.75	10/01/29	289,000	273,435
Vmed O2 UK Financing I PLC(1)	4.25	01/31/31	820,000	650,476
Vmed O2 UK Financing I PLC(1)	4.75	07/15/31	900,000	711,785
Vmed O2 UK Financing I PLC(1)	6.75	01/15/33	550,000	441,137
Vmed O2 UK Financing I PLC(1)	7.75	04/15/32	508,000	427,683
Vodafone Group PLC	4.13	06/04/81	660,000	604,919
Vodafone Group PLC	5.13	06/04/81	615,000	461,405
Vodafone Group PLC	7.00	04/04/79	1,220,000	1,252,832
WULF Compute LLC(1)	7.75	10/15/30	2,000,000	2,079,978
Yondr JK 1 LLC(1)	6.88	06/30/31	440,000	419,450
				42,961,306
TRANSPORTATION – 0.6%
Danaos Corp.(1)	6.88	10/15/32	320,000	327,409
Genesee & Wyoming, Inc.(1)	6.25	04/15/32	454,000	457,217
Rand Parent LLC(1)	8.50	02/15/30	550,000	566,754
RXO, Inc.(1)	6.38	05/15/31	260,000	259,726
Seaspan Corp. Pte Ltd.(1)	5.50	08/01/29	460,000	448,978
Stonepeak Nile Parent LLC(1)	7.25	03/15/32	308,000	317,766
XPO, Inc.(1)	7.13	06/01/31	290,000	298,700
XPO, Inc.(1)	7.13	02/01/32	395,000	408,207
				3,084,757
TRUCKING & LEASING – 0.4%
FTAI Aviation Investors LLC(1)	5.50	05/01/28	630,000	628,778
FTAI Aviation Investors LLC(1)	5.88	04/15/33	325,000	320,888
FTAI Aviation Investors LLC(1)	7.00	05/01/31	439,000	452,016
FTAI Aviation Investors LLC(1)	7.00	06/15/32	505,000	517,145
FTAI Aviation Investors LLC(1)	7.88	12/01/30	318,000	331,615
				2,250,442
TOTAL CORPORATE BONDS (Cost – $514,954,369)				508,218,998

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
TIME DEPOSITS – 0.9%
Sumitomo, Tokyo	2.98	08/03/26	$4,565,013	$4,565,013
TOTAL SHORT-TERM INVESTMENTS (Cost – $4,565,013)				4,565,013

TOTAL INVESTMENTS – 99.0% (Cost – $519,519,382)				$512,784,011
OTHER ASSETS LESS LIABILITIES – 1.0%				4,945,711
NET ASSETS – 100.0%				$517,729,722

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2026, amounts to $390,732,357 and represents 75.5% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security was acquired and/or purchased pursuant to Regulation S under the Securities Act of 1933 and may not be resold subject to that Regulation except to qualified institutional buyers. The aggregate value of Regulation S holdings at July 31, 2026, amounts to $901,915 and represents 0.2% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(3)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx BB Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$508,218,998	$–	$508,218,998
Time Deposits	–	4,565,013	–	4,565,013
Total Investments	$–	$512,784,011	$–	$512,784,011

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.7%
ADVERTISING – 2.3%
Advantage Sales & Marketing, Inc.(1)	9.00	11/15/30	$77,870	$68,588
Clear Channel Outdoor Holdings, Inc.(1)	7.13	02/15/31	170,000	175,431
Clear Channel Outdoor Holdings, Inc.(1)	7.50	03/15/33	130,000	136,573
Clear Channel Outdoor Holdings, Inc.(1)	7.88	04/01/30	125,000	129,938
Neptune Bidco US, Inc.(1)	9.29	04/15/29	380,000	387,450
Neptune Bidco US, Inc.(1)	9.50	02/15/33	220,000	224,430
Neptune Bidco US, Inc.(1)	10.38	05/15/31	175,000	183,419
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.25	01/15/29	80,000	77,779
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	4.63	03/15/30	70,000	67,717
Outfront Media Capital LLC/Outfront Media Capital Corp.(1)	6.00	06/15/34	70,000	69,203
Stagwell Global LLC(1)	5.63	08/15/29	160,000	155,745
				1,676,273
AEROSPACE/DEFENSE – 2.0%
Efesto Bidco SpA/Efesto US LLC(1)	7.50	02/15/32	125,000	126,257
Goat Holdco LLC(1)	6.75	02/01/32	115,000	117,051
TransDigm, Inc.	4.63	01/15/29	175,000	171,806
TransDigm, Inc.	4.88	05/01/29	107,000	105,204
TransDigm, Inc.(1)	6.13	07/31/34	255,000	252,252
TransDigm, Inc.(1)	6.38	05/31/33	385,000	385,210
TransDigm, Inc.(1)	6.75	01/31/34	290,000	294,854
				1,452,634
AGRICULTURE – 0.1%
JAPFA Pte Ltd.(1)	7.95	05/12/31	40,000	40,054

AIRLINES – 1.4%
Avianca Midco 2 PLC(1)	9.50	01/28/31	105,000	98,589
Avianca Midco 2 PLC(1)	9.63	02/14/30	150,000	144,635
Avianca Midco 2 PLC(1)	10.25	01/07/32	95,000	89,147
JetBlue Airways Corp./JetBlue Loyalty LP(1)	9.88	09/20/31	290,000	252,685
OneSky Flight LLC(1)	8.88	12/15/29	80,000	84,182
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	6.38	02/01/30	145,000	137,120
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	8.75	01/15/32	80,000	78,711
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(1)	9.50	06/01/28	75,000	76,110
WestJet An Alberta Partnership(1)	8.00	02/14/31	70,000	69,015
				1,030,194
APPAREL – 0.3%
Champ Acquisition Corp.(1)	8.38	12/01/31	70,000	73,194
Under Armour, Inc.(1)	7.25	07/15/30	55,000	56,109
Wolverine World Wide, Inc.(1)	4.00	08/15/29	75,000	70,821
				200,124
AUTO MANUFACTURERS – 0.3%
JB Poindexter & Co., Inc.(1)	8.75	12/15/31	125,000	129,131
New Flyer Holdings, Inc.(1)	9.25	07/01/30	85,000	91,061
				220,192

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO PARTS & EQUIPMENT – 2.6%
Adient Global Holdings Ltd.(1)	7.50	02/15/33	$120,000	$124,009
Adient Global Holdings Ltd.(1)	8.25	04/15/31	65,000	67,684
American Axle & Manufacturing, Inc.	5.00	10/01/29	85,000	82,344
American Axle & Manufacturing, Inc.(1)	7.75	10/15/33	180,000	177,278
Clarios Global LP/Clarios US Finance Co.(1)	6.75	05/15/28	105,000	106,527
Clarios Global LP/Clarios US Finance Co.(1)	6.75	02/15/30	145,000	148,950
Cooper-Standard Automotive, Inc.(1)	9.25	03/01/31	160,000	163,478
Garrett Motion Holdings, Inc./Garrett LX I Sarl(1)	7.75	05/31/32	120,000	124,819
Goodyear Tire & Rubber Co.	5.00	07/15/29	120,000	115,085
Goodyear Tire & Rubber Co.	5.25	04/30/31	85,000	76,452
Goodyear Tire & Rubber Co.	5.25	07/15/31	85,000	75,603
Goodyear Tire & Rubber Co.	5.63	04/30/33	65,000	56,746
Goodyear Tire & Rubber Co.	6.63	07/15/30	75,000	72,568
Goodyear Tire & Rubber Co.	8.88	07/15/32	150,000	153,964
Tenneco, Inc.(1)	8.00	11/17/28	275,000	275,917
Titan International, Inc.	7.00	04/30/28	55,000	54,985
				1,876,409
BANKS – 0.1%
Freedom Mortgage Corp.(1)	12.25	10/01/30	70,000	75,044

BEVERAGES – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(1)	6.25	04/01/29	105,000	105,570

BUILDING MATERIALS – 1.4%
Ameritex Holdco Intermediate LLC(1)	7.63	08/15/33	105,000	108,306
Griffon Corp.	5.75	03/01/28	140,000	140,126
Knife River Holding Co.(1)	7.75	05/01/31	60,000	61,969
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC(1)	6.75	04/01/32	100,000	98,593
New Enterprise Stone & Lime Co., Inc.(1)	5.25	07/15/28	90,000	89,580
Quikrete Holdings, Inc.(1)	6.75	03/01/33	215,000	218,043
Smyrna Ready Mix Concrete LLC(1)	6.00	11/01/28	155,000	154,961
Smyrna Ready Mix Concrete LLC(1)	8.88	11/15/31	160,000	167,734
				1,039,312
CHEMICALS – 3.4%
Bond US Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2(1)	7.13	06/15/33	105,000	105,744
Cerdia Finanz GmbH(1)	9.38	10/03/31	130,000	115,684
Chemours Co.(1)	4.63	11/15/29	90,000	85,162
Chemours Co.(1)	5.75	11/15/28	88,000	87,609
Chemours Co.(1)	7.88	03/15/34	105,000	102,256
Chemours Co.(1)	8.00	01/15/33	85,000	83,838
Consolidated Energy Finance SA(1)	5.63	10/15/28	75,000	72,522
Consolidated Energy Finance SA(1)	12.00	02/15/31	90,000	93,990
CVR Partners LP/CVR Nitrogen Finance Corp.(1)	6.13	06/15/28	80,000	80,055
Element Solutions, Inc.(1)	3.88	09/01/28	115,000	113,379
INEOS Finance PLC(1)	6.75	05/15/28	65,000	64,944
INEOS Finance PLC(1)	7.50	04/15/29	100,000	98,469
INEOS Quattro Finance 2 PLC(1)	9.63	03/15/29	55,000	48,995

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 3.4% (Continued)
Nufarm Australia Ltd./Nufarm Americas, Inc.(1)	5.00	01/27/30	$50,000	$47,592
Olympus Water US Holding Corp.(1)	4.25	10/01/28	115,000	111,159
Olympus Water US Holding Corp.(1)	6.75	08/01/32	155,000	151,013
Olympus Water US Holding Corp.(1)	7.25	06/15/31	120,000	121,503
Olympus Water US Holding Corp.(1)	7.25	02/15/33	235,000	230,377
Perimeter Holdings LLC(1)	6.25	01/15/34	80,000	78,880
Rain Carbon, Inc.(1)	12.25	09/01/29	60,000	63,941
SCIH Salt Holdings, Inc.(1)	4.88	05/01/28	155,000	155,077
SK Invictus Intermediate II Sarl(1)	5.00	10/30/29	95,000	92,824
Tronox, Inc.(1)	9.13	09/30/30	55,000	54,972
WR Grace Holdings LLC(1)	6.63	08/15/32	110,000	104,784
WR Grace Holdings LLC(1)	7.00	08/01/33	70,000	67,204
WR Grace Holdings LLC(1)	7.38	03/01/31	50,000	49,691
				2,481,664
COAL – 0.1%
SunCoke Energy, Inc.(1)	4.88	06/30/29	70,000	66,902

COMMERCIAL SERVICES – 6.7%
Allied Universal Holdco LLC(1)	7.88	02/15/31	345,000	358,693
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.88	06/15/30	155,000	158,457
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	175,000	172,784
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl(1)	4.63	06/01/28	115,000	113,308
AMN Healthcare, Inc.(1)	4.00	04/15/29	50,000	48,095
AMN Healthcare, Inc.(1)	6.50	01/15/31	60,000	60,075
APi Group DE, Inc.(1)	4.13	07/15/29	55,000	52,956
APi Group DE, Inc.(1)	5.75	06/01/34	70,000	68,547
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	4.75	04/01/28	70,000	69,015
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	5.38	03/01/29	85,000	82,852
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.00	02/15/31	120,000	119,904
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.25	01/15/30	100,000	102,310
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(1)	8.38	06/15/32	90,000	89,778
Carriage Services, Inc.(1)	4.25	05/15/29	65,000	61,679
Cimpress PLC(1)	7.38	09/15/32	80,000	80,065
Clarivate Science Holdings Corp.(1)	4.88	07/01/29	130,000	119,925
CompoSecure Holdings LLC(1)	5.63	02/01/33	130,000	124,991
Dcli Bidco LLC(1)	7.75	11/15/29	70,000	72,005
Deluxe Corp.(1)	8.00	06/01/29	70,000	70,636
EquipmentShare.com, Inc.(1)	7.13	07/01/34	195,000	186,545
EquipmentShare.com, Inc.(1)	8.00	03/15/33	70,000	70,823
EquipmentShare.com, Inc.(1)	8.63	05/15/32	85,000	87,093
EquipmentShare.com, Inc.(1)	9.00	05/15/28	155,000	157,711
Garda World Security Corp.(1)	6.50	01/15/31	90,000	91,126
Garda World Security Corp.(1)	7.75	02/15/28	60,000	60,918
Hertz Corp.(1)	12.63	07/15/29	180,000	117,776
ION Platform Finance US, Inc.(1)	7.88	09/30/32	215,000	170,747
Mobius Merger Sub, Inc.(1)	9.00	06/01/30	70,000	48,134
NESCO Holdings II, Inc.(1)	5.50	04/15/29	135,000	134,289

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 6.7% (Continued)
Paysafe Finance PLC/Paysafe Holdings US Corp.(1)	4.00	06/15/29	$50,000	$43,598
PROG Holdings, Inc.(1)	6.00	11/15/29	90,000	88,068
Raven Acquisition Holdings LLC(1)	6.88	11/15/31	185,000	180,168
RR Donnelley & Sons Co.(1)	9.50	08/01/29	155,000	160,849
RR Donnelley & Sons Co.(1)	10.88	08/01/29	65,000	66,343
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(1)	6.75	08/15/32	245,000	245,488
Sotheby’s(1)	8.25	04/15/31	120,000	119,831
Sotheby’s/Bidfair Holdings, Inc.(1)	5.88	06/01/29	40,000	38,655
StoneMor, Inc.(1)	8.50	05/15/29	60,000	59,744
Synergy Infrastructure Holdings LLC(1)	7.00	07/15/34	65,000	65,611
Synergy Infrastructure Holdings LLC(1)	7.88	12/01/30	80,000	83,729
Upbound Group, Inc.(1)	6.38	02/15/29	65,000	64,678
Valvoline, Inc.(1)	3.63	06/15/31	75,000	68,444
VM Consolidated, Inc.(1)	5.50	04/15/29	50,000	46,799
VT Topco, Inc.(1)	8.50	08/15/30	70,000	71,577
Wand NewCo 3, Inc.(1)	7.63	01/30/32	180,000	185,257
WEX, Inc.(1)	6.50	03/15/33	80,000	79,708
				4,819,784
COMPUTERS – 1.2%
Conduent Business Services LLC/Conduent State & Local Solutions, Inc.(1)	6.00	11/01/29	75,000	64,385
Diebold Nixdorf, Inc.(1)	7.75	03/31/30	140,000	145,701
Fortress Intermediate 3, Inc.(1)	7.50	06/01/31	105,000	106,824
NCR Atleos Corp.(1)	9.50	04/01/29	200,000	212,492
NCR Voyix Corp.(1)	5.00	10/01/28	95,000	92,057
NCR Voyix Corp.(1)	5.13	04/15/29	58,000	56,402
Pitney Bowes, Inc.(1)	7.25	03/15/29	75,000	75,746
Unisys Corp.(1)	10.63	01/15/31	105,000	98,883
				852,490
COSMETICS/PERSONAL CARE – 0.7%
Opal Bidco SAS(1)	6.50	03/31/32	160,000	161,180
Perrigo Finance Unlimited Co.	4.90	12/15/44	45,000	32,921
Perrigo Finance Unlimited Co.	5.15	06/15/30	110,000	104,158
Perrigo Finance Unlimited Co.	6.13	09/30/32	105,000	99,809
Prestige Brands, Inc.(1)	3.75	04/01/31	85,000	78,043
Prestige Brands, Inc.(1)	6.25	07/15/34	60,000	60,200
				536,311
DISTRIBUTION/WHOLESALE – 0.8%
ADI Escrow Issuer LLC(1)	7.13	07/15/34	60,000	61,357
Core & Main LP(1)	6.00	07/01/34	110,000	109,458
Gates Corp./DE(1)	6.88	07/01/29	75,000	76,616
S&S Holdings LLC(1)	8.38	10/01/31	85,000	82,073
Veritiv Operating Co.(1)	10.50	11/30/30	155,000	159,119
Windsor Holdings III LLC(1)	8.50	06/15/30	120,000	125,128
				613,751

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.0%
Aretec Group, Inc.(1)	10.00	08/15/30	$90,000	$95,061
Atlanticus Holdings Corp.(1)	9.75	09/01/30	60,000	60,711
Avation Group S Pte Ltd.(1)	8.50	05/15/31	40,000	37,613
Bread Financial Holdings, Inc.(1)	8.38	06/15/35	50,000	51,750
Cobra Acquisition Co. LLC(1)	6.38	11/01/29	60,000	52,179
CrossCountry Intermediate Hold Co. LLC(1)	6.50	10/01/30	130,000	125,811
CrossCountry Intermediate Hold Co. LLC(1)	6.75	12/01/32	85,000	81,203
Enova International, Inc.(1)	9.13	08/01/29	70,000	73,260
Enova International, Inc.(1)	11.25	12/15/28	65,000	68,329
Figure Technology Solutions, Inc.(1)	8.50	07/31/31	90,000	88,863
Focus Financial Partners LLC(1)	6.75	09/15/31	150,000	149,232
Freedom Mortgage Holdings LLC(1)	6.88	05/01/31	110,000	106,210
Freedom Mortgage Holdings LLC(1)	7.88	04/01/33	75,000	72,485
Freedom Mortgage Holdings LLC(1)	8.00	02/01/32	70,000	69,531
Freedom Mortgage Holdings LLC(1)	8.38	04/01/32	90,000	90,474
Freedom Mortgage Holdings LLC(1)	9.13	05/15/31	110,000	112,987
Freedom Mortgage Holdings LLC(1)	9.25	02/01/29	165,000	170,417
goeasy Ltd.(1)	6.88	05/15/30	55,000	49,857
goeasy Ltd.(1)	6.88	02/15/31	65,000	58,099
goeasy Ltd.(1)	7.38	10/01/30	60,000	54,957
goeasy Ltd.(1)	7.63	07/01/29	85,000	80,972
goeasy Ltd.(1)	9.25	12/01/28	85,000	84,042
Jefferies Finance LLC/JFIN Co.-Issuer Corp.(1)	5.00	08/15/28	145,000	140,423
LFS Topco LLC(1)	8.75	07/15/30	60,000	60,065
Osaic Holdings, Inc.(1)	6.75	08/01/32	145,000	145,603
PHH Escrow Issuer LLC/PHH Corp.(1)	9.88	11/01/29	105,000	103,947
Phoenix Aviation Capital Ltd.(1)	9.25	07/15/30	110,000	114,173
Planet Financial Group LLC(1)	10.50	12/15/29	105,000	102,593
Provident Funding Associates LP/PFG Finance Corp.(1)	9.75	09/15/29	75,000	77,381
RFNA LP(1)	7.88	02/15/30	70,000	70,104
TrueNoord Capital DAC(1)	8.75	03/01/30	55,000	57,106
Velocity Commercial Capital LLC(1)	9.38	02/15/31	75,000	77,355
VFH Parent LLC/Valor Co.-Issuer, Inc.(1)	7.50	06/15/31	70,000	72,673
				2,855,466
ELECTRIC – 1.6%
Alpha Generation LLC(1)	6.25	01/15/34	110,000	107,645
Alpha Generation LLC(1)	6.75	10/15/32	145,000	146,363
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(1)	6.38	02/15/32	150,000	148,022
Long Ridge Energy LLC(1)	8.75	02/15/32	85,000	88,022
Talen Energy Supply LLC(1)	6.25	02/01/34	205,000	201,218
Talen Energy Supply LLC(1)	6.50	02/01/36	190,000	187,682
VoltaGrid LLC(1)	7.38	11/01/30	290,000	291,736
				1,170,688
ELECTRICAL COMPONENTS & EQUIPMENT – 0.3%
Energizer Holdings, Inc.(1)	4.38	03/31/29	115,000	110,916
Energizer Holdings, Inc.(1)	4.75	06/15/28	80,000	79,263
Energizer Holdings, Inc.(1)	6.00	09/15/33	60,000	57,051
				247,230

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENGINEERING & CONSTRUCTION – 0.4%
Brundage-Bone Concrete Pumping Holdings, Inc.(1)	7.50	02/01/32	$60,000	$61,585
Dycom Industries, Inc.(1)	4.50	04/15/29	70,000	68,045
Granite Construction, Inc.(1)	6.38	06/15/34	85,000	85,118
Railworks Holdings LP/Railworks Rally, Inc.(1)	8.25	11/15/28	45,000	45,075
				259,823
ENTERTAINMENT – 3.0%
Banijay Entertainment SAS(1)	8.13	05/01/29	60,000	61,797
Caesars Entertainment, Inc.(1)	4.63	10/15/29	180,000	171,482
Caesars Entertainment, Inc.(1)	6.00	10/15/32	160,000	140,671
Churchill Downs, Inc.(1)	4.75	01/15/28	105,000	104,041
Churchill Downs, Inc.(1)	5.75	04/01/30	170,000	169,758
Churchill Downs, Inc.(1)	6.75	05/01/31	85,000	86,290
Great Canadian Gaming Corp./Raptor LLC(1)	8.75	11/15/29	75,000	75,759
Jacobs Entertainment, Inc.(1)	6.75	02/15/29	70,000	68,995
Merlin Entertainments Group US Holdings, Inc.(1)	7.38	02/15/31	70,000	54,821
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.(1)	4.88	05/01/29	110,000	106,903
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	8.25	04/15/30	110,000	114,477
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC(1)	11.88	04/15/31	100,000	108,513
Motion FinCo. Sarl(1)	8.38	02/15/32	60,000	47,106
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.(1)	8.00	08/01/30	55,000	55,039
Penn Entertainment, Inc.(1)	4.13	07/01/29	55,000	52,466
Penn Entertainment, Inc.(1)	6.75	04/01/31	95,000	95,354
Pioneer Opco LLC(1)	7.00	05/15/33	85,000	86,053
Rivers Enterprise Borrower LLC(1)	6.25	10/15/30	85,000	85,464
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.(1)	6.63	02/01/33	90,000	90,607
SeaWorld Parks & Entertainment, Inc.(1)	5.25	08/15/29	110,000	107,113
Speedway Motorsports LLC/Speedway Funding II, Inc.(1)	4.88	11/01/27	50,000	49,765
Voyager Parent LLC(1)	9.25	07/01/32	250,000	265,851
				2,198,325
ENVIRONMENTAL CONTROL – 0.5%
Madison IAQ LLC(1)	5.88	06/30/29	145,000	145,127
Reworld Holding Corp.(1)	4.88	12/01/29	115,000	109,347
Waste Pro USA, Inc.(1)	7.00	02/01/33	120,000	122,207
				376,681
FOOD – 3.1%
B&G Foods, Inc.(1)	8.00	09/15/28	115,000	112,622
Fiesta Purchaser, Inc.(1)	7.88	03/01/31	70,000	69,994
Froneri Lux FinCo. Sarl(1)	6.00	08/01/32	90,000	87,979
Industrial F&B Investments III, Inc.(1)	7.75	02/11/33	120,000	121,877
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	7.13	04/30/33	70,000	71,215
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.(1)	9.00	02/15/29	150,000	156,353
Performance Food Group, Inc.(1)	4.25	08/01/29	145,000	140,240
Performance Food Group, Inc.(1)	5.63	03/01/34	160,000	155,310
Performance Food Group, Inc.(1)	6.13	09/15/32	145,000	145,623
Post Holdings, Inc.(1)	4.50	09/15/31	149,000	138,383
Post Holdings, Inc.(1)	4.63	04/15/30	205,000	197,520
Post Holdings, Inc.(1)	6.25	10/15/34	175,000	170,229

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.1% (Continued)
Post Holdings, Inc.(1)	6.38	03/01/33	$180,000	$177,453
Post Holdings, Inc.(1)	6.50	03/15/36	185,000	180,620
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed(1)	4.63	03/01/29	120,000	116,069
Viking Baked Goods Acquisition Corp.(1)	8.63	11/01/31	175,000	175,844
				2,217,331
FOOD SERVICE – 0.5%
Aramark Services, Inc.(1)	5.00	02/01/28	170,000	169,551
TKC Holdings, Inc.(1)	8.50	08/15/30	160,000	163,804
				333,355
FOREST PRODUCTS & PAPER – 0.4%
Ahlstrom Holding 3 Oy(1)	4.88	02/04/28	45,000	44,549
Domtar Corp.(1)	6.75	10/01/28	90,000	65,088
Magnera Corp.(1)	4.75	11/15/29	75,000	69,990
Magnera Corp.(1)	7.25	11/15/31	105,000	102,888
				282,515
GAS – 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	6.88	06/01/31	70,000	71,176
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.38	06/01/28	40,000	40,946
AmeriGas Partners LP/AmeriGas Finance Corp.(1)	9.50	06/01/30	90,000	96,528
				208,650
HEALTHCARE-PRODUCTS – 0.5%
Bausch + Lomb Corp.(1)	8.38	10/01/28	200,000	205,518
Embecta Corp.(1)	5.00	02/15/30	70,000	54,170
Insulet Corp.(1)	6.50	04/01/33	65,000	65,869
Neogen Food Safety Corp.(1)	8.63	07/20/30	50,000	52,308
				377,865
HEALTHCARE-SERVICES – 5.5%
Acadia Healthcare Co., Inc.(1)	5.00	04/15/29	65,000	63,843
Acadia Healthcare Co., Inc.(1)	5.50	07/01/28	65,000	64,737
Acadia Healthcare Co., Inc.(1)	7.38	03/15/33	80,000	82,703
AHP Health Partners, Inc.(1)	5.75	07/15/29	45,000	44,525
Charlotte Buyer, Inc.(1)	8.00	06/30/31	70,000	70,815
CHS/Community Health Systems, Inc.(1)	4.75	02/15/31	99,000	88,357
CHS/Community Health Systems, Inc.(1)	5.25	05/15/30	220,000	203,730
CHS/Community Health Systems, Inc.(1)	6.00	01/15/29	100,000	98,696
CHS/Community Health Systems, Inc.(1)	9.75	01/15/34	265,000	268,710
CHS/Community Health Systems, Inc.(1)	10.88	01/15/32	223,000	235,470
Concentra Health Services, Inc.(1)	6.88	07/15/32	100,000	103,000
Fortrea Holdings, Inc.(1)	7.50	07/01/30	69,000	70,318
Global Medical Response, Inc.(1)	7.38	10/01/32	145,000	148,238
HAH Group Holding Co. LLC(1)	9.75	10/01/31	95,000	86,813
HealthEquity, Inc.(1)	4.50	10/01/29	90,000	87,376
Kedrion SpA(1)	6.50	09/01/29	120,000	118,659
LifePoint Health, Inc.(1)	7.00	05/01/34	215,000	200,972

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 5.5% (Continued)
LifePoint Health, Inc.(1)	8.38	02/15/32	$100,000	$100,729
LifePoint Health, Inc.(1)	9.88	08/15/30	120,000	126,194
National Mentor Holdings, Inc.(1)	10.50	12/15/30	185,000	195,245
Option Care Health, Inc.(1)	4.38	10/31/29	70,000	67,244
Prime Healthcare Services, Inc.(1)	9.38	09/01/29	220,000	229,613
Radiology Partners, Inc.(1)	8.50	07/15/32	130,000	136,687
Select Medical Corp.(1)	6.25	12/01/32	80,000	76,906
Sotera Health Holdings LLC(1)	7.38	06/01/31	105,000	108,945
Star Parent, Inc.(1)	9.00	10/01/30	145,000	152,565
Team Health Holdings, Inc.(1)	8.38	06/30/28	60,000	60,002
TEAM Services Holding, Inc.(1)	9.00	02/15/33	95,000	96,549
Tenet Healthcare Corp.(1)	6.00	11/15/33	110,000	110,490
Tenet Healthcare Corp.	6.13	10/01/28	252,000	252,412
Tenet Healthcare Corp.	6.88	11/15/31	55,000	58,410
US Acute Care Solutions LLC(1)	9.75	05/15/29	145,000	135,340
				3,944,293
HOLDING COMPANIES-DIVERS – 0.1%
Clue Opco LLC(1)	9.50	10/15/31	105,000	103,180

HOME BUILDERS – 1.3%
Adams Homes, Inc.(1)	9.25	10/15/28	55,000	56,686
Beazer Homes USA, Inc.	7.25	10/15/29	50,000	50,701
Beazer Homes USA, Inc.(1)	8.00	01/15/32	55,000	56,302
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	4.88	02/15/30	70,000	65,286
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	5.00	06/15/29	50,000	47,494
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(1)	6.25	09/15/27	85,000	85,163
Empire Communities Corp.(1)	9.75	05/01/29	75,000	77,296
K Hovnanian Enterprises, Inc.(1)	8.00	04/01/31	70,000	71,452
K Hovnanian Enterprises, Inc.(1)	8.38	10/01/33	65,000	66,096
LGI Homes, Inc.(1)	4.00	07/15/29	45,000	41,759
LGI Homes, Inc.(1)	7.00	11/15/32	55,000	53,714
LGI Homes, Inc.(1)	8.75	12/15/28	60,000	61,631
Risewell Homes, Inc.(1)	8.50	11/01/30	60,000	61,310
Risewell Homes, Inc.(1)	9.25	10/01/29	50,000	50,781
Thor Industries, Inc.(1)	4.00	10/15/29	70,000	66,163
				911,834
HOME FURNISHINGS – 0.6%
Whirlpool Corp.	2.40	05/15/31	45,000	33,157
Whirlpool Corp.	4.50	06/01/46	75,000	42,320
Whirlpool Corp.	4.60	05/15/50	70,000	38,983
Whirlpool Corp.	4.70	05/14/32	40,000	31,159
Whirlpool Corp.	4.75	02/26/29	100,000	93,578
Whirlpool Corp.	5.50	03/01/33	50,000	38,956
Whirlpool Corp.	5.75	03/01/34	45,000	34,293
Whirlpool Corp.	6.13	06/15/30	85,000	77,373
Whirlpool Corp.	6.50	06/15/33	85,000	72,062
				461,881

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 0.1%
ACCO Brands Corp.(1)	4.25	03/15/29	$80,000	$75,406

HOUSEWARES – 1.3%
American Greetings Corp.(1)	8.88	01/15/32	65,000	64,087
Newell Brands, Inc.	6.38	09/15/27	70,000	70,613
Newell Brands, Inc.	6.38	05/15/30	110,000	111,197
Newell Brands, Inc.	6.63	09/15/29	75,000	76,107
Newell Brands, Inc.	6.63	05/15/32	75,000	75,886
Newell Brands, Inc.	7.38	04/01/36	60,000	60,599
Newell Brands, Inc.	7.50	04/01/46	95,000	88,204
Newell Brands, Inc.(1)	8.50	06/01/28	180,000	188,063
Scotts Miracle-Gro Co.	4.00	04/01/31	75,000	69,732
Scotts Miracle-Gro Co.	4.38	02/01/32	55,000	51,014
Scotts Miracle-Gro Co.	4.50	10/15/29	60,000	58,817
				914,319
INSURANCE – 4.4%
Acrisure LLC/Acrisure Finance, Inc.(1)	4.25	02/15/29	105,000	98,055
Acrisure LLC/Acrisure Finance, Inc.(1)	6.75	07/01/32	80,000	73,678
Acrisure LLC/Acrisure Finance, Inc.(1)	7.50	11/06/30	160,000	154,959
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	4.25	10/15/27	108,000	106,843
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.50	10/01/31	150,000	150,123
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	6.75	04/15/28	180,000	181,170
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.00	01/15/31	210,000	213,440
AmWINS Group, Inc.(1)	4.88	06/30/29	110,000	106,066
AmWINS Group, Inc.(1)	6.38	02/15/29	110,000	110,687
Ardonagh FinCo. Ltd.(1)	7.75	02/15/31	215,000	218,394
Asurion LLC/Asurion Co.-Issuer, Inc.(1)	8.38	02/01/34	480,000	438,003
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance(1)	7.13	05/15/31	85,000	85,860
CRC Insurance Group LLC(1)	7.13	06/01/31	470,000	469,664
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	7.25	02/15/31	145,000	143,805
HUB International Ltd.(1)	7.25	06/15/30	470,000	484,668
Jones Deslauriers Insurance Management, Inc.(1)	8.50	03/15/30	110,000	113,775
				3,149,190
INTERNET – 1.7%
Angi Group LLC(1)	3.88	08/15/28	55,000	46,797
AP Core Holdings II LLC(1)	11.00	05/15/31	135,000	141,111
Arches Buyer, Inc.(1)	4.25	06/01/28	140,000	135,737
Cars.com, Inc.(1)	6.38	11/01/28	55,000	54,743
Getty Images, Inc.(1)	11.25	02/21/30	80,000	62,635
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	4.63	05/01/28	50,000	46,720
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.00	05/01/28	50,000	47,117
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	5.75	05/15/28	65,000	61,721
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	8.75	05/01/29	100,000	93,356
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.00	08/01/29	80,000	74,696
ION Platform Finance US, Inc./ION Platform Finance Sarl(1)	9.50	05/30/29	110,000	104,324
Photo Holdings LLC(1)	12.00	07/01/31	165,000	170,202

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 1.7% (Continued)
Rakuten Group, Inc.(1),(2)	6.25	–	$140,000	$132,761
Rakuten Group, Inc.(1),(2)	8.13	–	85,000	87,089
				1,259,009
INVESTMENT COMPANIES – 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	4.38	02/01/29	100,000	87,323
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.00	06/15/30	115,000	109,763
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	9.75	01/15/29	100,000	99,670
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(1)	10.00	11/15/29	140,000	140,356
				437,112
IRON/STEEL – 1.5%
Algoma Steel, Inc.(1)	9.13	04/15/29	50,000	47,361
Cleveland-Cliffs, Inc.(1)	4.63	03/01/29	55,000	53,459
Cleveland-Cliffs, Inc.(1)	4.88	03/01/31	50,000	46,112
Cleveland-Cliffs, Inc.(1)	6.75	04/15/30	110,000	110,773
Cleveland-Cliffs, Inc.(1)	6.88	11/01/29	125,000	126,425
Cleveland-Cliffs, Inc.(1)	7.00	03/15/32	210,000	210,677
Cleveland-Cliffs, Inc.(1)	7.38	05/01/33	130,000	131,517
Cleveland-Cliffs, Inc.(1)	7.50	09/15/31	125,000	127,661
Cleveland-Cliffs, Inc.(1)	7.63	01/15/34	165,000	167,102
Hybar LLC(1)	7.38	07/01/34	55,000	55,232
				1,076,319
LEISURE TIME – 2.2%
Boyne USA, Inc.(1)	4.75	05/15/29	100,000	97,658
Gaia Purchaser, Inc.(1)	7.63	07/15/33	145,000	145,614
Kingpin Intermediate Holdings LLC(1)	7.25	10/15/32	70,000	56,951
Lindblad Expeditions LLC(1)	7.00	09/15/30	95,000	97,796
NCL Corp. Ltd.(1)	5.88	01/15/31	180,000	172,398
NCL Corp. Ltd.(1)	6.25	03/01/30	45,000	44,723
NCL Corp. Ltd.(1)	6.25	09/15/33	120,000	114,176
NCL Corp. Ltd.(1)	6.75	02/01/32	260,000	255,118
NCL Corp. Ltd.(1)	7.75	02/15/29	90,000	93,563
NCL Finance Ltd.(1)	6.13	03/15/28	80,000	80,641
Sabre Financial Borrower LLC(1)	11.13	06/15/29	145,000	152,725
Sabre GLBL, Inc.(1)	10.75	11/15/29	62,000	59,703
Sabre GLBL, Inc.(1)	10.75	03/15/30	69,000	66,198
Sabre GLBL, Inc.(1)	11.13	07/15/30	190,000	183,074
				1,620,338
LODGING – 1.5%
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	4.88	07/01/31	70,000	64,791
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(1)	5.00	06/01/29	125,000	121,378
Marriott Ownership Resorts, Inc.(1)	4.50	06/15/29	75,000	72,359
Marriott Ownership Resorts, Inc.	4.75	01/15/28	50,000	49,381
Marriott Ownership Resorts, Inc.(1)	6.50	10/01/33	80,000	78,781
MGM China Holdings Ltd.(1)	6.25	05/15/33	110,000	105,785
MGM China Holdings Ltd.(1)	7.13	06/26/31	75,000	76,962
Station Casinos LLC(1)	4.50	02/15/28	105,000	103,539

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 1.5% (Continued)
Station Casinos LLC(1)	4.63	12/01/31	$70,000	$65,935
Station Casinos LLC(1)	6.63	03/15/32	70,000	70,788
Studio City Co. Ltd.(1)	6.13	05/15/31	40,000	39,555
Studio City Finance Ltd.(1)	5.00	01/15/29	160,000	152,871
Studio City Finance Ltd.(1)	6.50	01/15/28	50,000	49,949
				1,052,074
MACHINERY-CONSTRUCTION & MINING – 0.1%
Manitowoc Co., Inc.(1)	9.25	10/01/31	50,000	52,968

MACHINERY-DIVERSIFIED – 0.1%
Lsf12 Helix Parent LLC(1)	7.13	02/01/33	70,000	68,826

MEDIA – 6.0%
AMC Global Media, Inc.(1)	10.50	07/15/32	189,000	194,924
Block Communications, Inc.(1)	10.25	03/01/31	65,000	56,550
Directv Financing LLC(1)	8.88	02/01/30	105,000	106,940
Directv Financing LLC(1)	8.88	02/01/30	230,000	234,635
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	5.88	08/15/27	50,000	49,994
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	9.25	06/01/32	200,000	204,878
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.(1)	10.00	02/15/31	305,000	319,003
Dotdash Meredith, Inc.(1)	7.63	06/15/32	55,000	51,834
EchoStar Corp.	10.75	11/30/29	770,000	833,327
Gray Media, Inc.(1)	7.25	08/15/33	125,000	123,668
Gray Media, Inc.(1)	10.50	07/15/29	150,000	158,372
McGraw-Hill Education, Inc.(1)	8.00	08/01/29	100,000	99,332
Midcontinent Communications(1)	8.00	08/15/32	95,000	80,771
Scripps Escrow II, Inc.(1)	3.88	01/15/29	80,000	73,155
Sinclair Television Group, Inc.(1)	8.13	02/15/33	210,000	216,583
Univision Communications, Inc.(1)	4.50	05/01/29	150,000	142,280
Univision Communications, Inc.(1)	7.38	06/30/30	135,000	134,557
Univision Communications, Inc.(1)	8.50	07/31/31	180,000	179,848
Univision Communications, Inc.(1)	8.88	04/15/33	215,000	208,549
Univision Communications, Inc.(1)	9.38	08/01/32	225,000	225,381
Virgin Media Finance PLC(1)	5.00	07/15/30	135,000	83,189
Virgin Media O2 Vendor Financing Notes VI DAC(1)	8.50	03/15/33	70,000	45,062
VZ Secured Financing BV(1)	5.00	01/15/32	230,000	188,835
VZ Secured Financing BV(1)	7.50	01/15/33	165,000	148,348
Ziggo Bond Co. BV(1)	5.13	02/28/30	70,000	56,860
Ziggo BV(1)	4.88	01/15/30	145,000	130,952
				4,347,827
METAL FABRICATE/HARDWARE – 0.1%
Park-Ohio Industries, Inc.(1)	8.50	08/01/30	50,000	52,283

MINING – 1.4%
Arcosa, Inc.(1)	4.38	04/15/29	55,000	53,849
Arcosa, Inc.(1)	6.88	08/15/32	85,000	87,827
Arsenal AIC Parent LLC(1)	11.50	10/01/31	70,000	74,707
Century Aluminum Co.(1)	6.88	08/01/32	55,000	56,044
Compass Minerals International, Inc.(1)	8.00	07/01/30	90,000	93,998

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 1.4% (Continued)
JW Aluminum Continuous Cast Co.(1)	10.25	04/01/30	$50,000	$52,275
Novelis Corp.(1)	3.88	08/15/31	105,000	95,418
Novelis Corp.(1)	4.75	01/30/30	230,000	221,096
Novelis Corp.(1)	6.38	08/15/33	115,000	114,877
Novelis, Inc.(1)	6.88	01/30/30	115,000	118,012
Trekor Metals Ltd.(1)	8.25	05/01/30	70,000	72,886
				1,040,989
MISCELLANEOUS MANUFACTURER – 0.3%
Calderys Financing LLC(1)	11.25	06/01/28	70,000	72,545
LSB Industries, Inc.(1)	6.25	10/15/28	65,000	64,964
Maxam Prill Sarl(1)	7.75	07/15/30	70,000	72,001
				209,510
OFFICE/BUSINESS EQUIPMENT – 0.1%
Xerox Corp.(1)	10.25	10/15/30	60,000	54,204

OIL & GAS – 4.8%
Aethon United BR LP/Aethon United Finance Corp.(1)	7.50	10/01/29	150,000	155,773
Beusa Investments LLC(1)	7.00	08/01/31	120,000	117,197
BKV Upstream Midstream LLC(1)	7.50	10/15/30	75,000	75,027
Breakwater Energy Holdings Sarl(1)	9.25	11/15/30	120,000	126,969
Caturus Energy LLC(1)	7.13	05/15/31	95,000	94,456
Caturus Energy LLC(1)	8.50	02/15/30	70,000	72,614
Comstock Resources, Inc.(1)	5.88	01/15/30	140,000	132,054
Comstock Resources, Inc.(1)	6.75	03/01/29	180,000	177,510
Comstock Resources, Inc.(1)	6.75	03/01/29	60,000	59,059
CVR Energy, Inc.(1)	7.50	02/15/31	90,000	91,380
CVR Energy, Inc.(1)	7.88	02/15/34	55,000	55,922
EnQuest PLC(1)	9.88	04/30/31	95,000	98,699
FORESEA Holding SA(1)	7.50	06/15/30	65,000	64,596
Infinity Natural Resources LLC(1)	7.63	04/01/31	85,000	85,089
Ithaca Energy North Sea PLC(1)	8.13	10/15/29	105,000	109,035
Kraken Oil & Gas Partners LLC(1)	7.13	05/15/31	65,000	64,125
Kraken Oil & Gas Partners LLC(1)	7.63	08/15/29	70,000	70,653
Moss Creek Resources Holdings, Inc.(1)	8.25	09/01/31	105,000	105,370
Nabors Industries, Inc.(1)	8.88	08/15/31	80,000	82,450
Northern Oil & Gas, Inc.(1)	7.88	10/15/33	105,000	105,192
Northern Oil & Gas, Inc.(1)	8.75	06/15/31	70,000	72,221
Par Petroleum LLC(1)	7.38	06/01/34	70,000	72,508
Saturn Oil & Gas, Inc.(1)	8.50	07/30/31	85,000	85,278
Talos Production, Inc.(1)	8.00	07/15/34	110,000	111,100
Talos Production, Inc.(1)	9.38	02/01/31	105,000	110,717
TGNR Intermediate Holdings LLC(1)	5.50	10/15/29	100,000	98,071
Transocean International Ltd.(1)	7.88	10/15/32	70,000	72,964
Transocean International Ltd.(1)	8.25	05/15/29	125,000	128,990
Transocean International Ltd.(1)	8.50	05/15/31	135,000	141,160
Transocean International Ltd.(1)	8.75	02/15/30	119,000	123,695
Trident Energy Finance PLC(1)	12.50	11/30/29	85,000	89,879
Valaris Ltd.(1)	8.38	04/30/30	160,000	165,743

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 4.8% (Continued)
Validus Energy II Midcon LLC(1)	8.00	08/01/31	$75,000	$74,674
W&T Offshore, Inc.(1)	10.75	02/01/29	50,000	51,833
Wildfire Intermediate Holdings LLC(1)	7.50	10/15/29	90,000	92,834
				3,434,837
OIL & GAS SERVICES – 0.8%
CHC Group LLC(1)	11.75	09/01/30	75,000	64,473
SESI LLC(1)	7.88	09/30/30	140,000	141,753
Star Holding LLC(1)	8.75	08/01/31	50,000	51,141
USA Compression Partners LP/USA Compression Finance Corp.(1)	6.25	10/01/33	115,000	113,325
USA Compression Partners LP/USA Compression Finance Corp.(1)	7.13	03/15/29	145,000	148,175
Viridien(1)	10.00	10/15/30	55,000	57,418
				576,285
PACKAGING & CONTAINERS – 3.1%
Ardagh Group SA(1)	9.50	12/01/30	225,000	238,651
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	3.25	09/01/28	90,000	86,585
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	6.25	01/30/31	90,000	90,728
Clydesdale Acquisition Holdings, Inc.(1)	6.63	04/15/29	70,000	69,639
Clydesdale Acquisition Holdings, Inc.(1)	6.75	04/15/32	205,000	195,547
Clydesdale Acquisition Holdings, Inc.(1)	6.88	01/15/30	75,000	74,454
Clydesdale Acquisition Holdings, Inc.(1)	8.75	04/15/30	160,000	153,141
Mauser Packaging Solutions Holding Co.(1)	7.88	04/15/30	385,000	392,988
OI European Group BV(1)	4.75	02/15/30	55,000	50,658
Owens-Brockway Glass Container, Inc.(1)	7.25	05/15/31	97,000	92,100
Owens-Brockway Glass Container, Inc.(1)	7.38	06/01/32	45,000	41,572
Owens-Brockway Glass Container, Inc.(1)	9.50	06/01/33	75,000	73,872
Sealed Air Corp.(1)	6.88	07/15/33	70,000	68,468
Sword Purchaser LLC(1)	8.25	04/15/33	270,000	276,384
Sword Purchaser LLC(1)	10.50	04/15/34	70,000	72,645
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo US LLC(1)	9.50	05/15/30	140,000	126,589
TriMas Corp.(1)	4.13	04/15/29	55,000	52,718
Trivium Packaging Finance BV(1)	8.25	07/15/30	66,000	69,740
				2,226,479
PHARMACEUTICALS – 1.2%
Accendra Health, Inc.(1)	9.00	06/15/32	80,000	76,430
Amneal Pharmaceuticals LLC(1)	6.88	08/01/32	85,000	87,605
BellRing Brands, Inc.(1)	7.00	03/15/30	125,000	123,712
Grifols SA(1)	4.75	10/15/28	105,000	102,542
Harrow, Inc.(1)	8.63	09/15/30	45,000	45,669
HLF Financing Sarl LLC/Herbalife International, Inc.(1)	4.88	06/01/29	85,000	79,190
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	5.13	04/30/31	230,000	227,941
Organon & Co./Organon Foreign Debt Co.-Issuer BV(1)	7.88	05/15/34	75,000	80,162
Paradigm Parent LLC & Paradigm Parent Co.-Issuer, Inc.(1)	8.75	04/17/32	70,000	64,297
				887,548

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 3.4%
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.00	07/15/29	$70,000	$71,931
Blue Racer Midstream LLC/Blue Racer Finance Corp.(1)	7.25	07/15/32	70,000	71,957
CNX Midstream Partners LP(1)	4.75	04/15/30	60,000	57,521
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	6.88	06/01/34	115,000	115,563
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	7.38	06/30/33	110,000	112,704
Delek Logistics Partners LP/Delek Logistics Finance Corp.(1)	8.63	03/15/29	92,000	95,552
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	03/15/34	110,000	109,781
Genesis Energy LP/Genesis Energy Finance Corp.	7.88	05/15/32	100,000	103,332
Genesis Energy LP/Genesis Energy Finance Corp.	8.00	05/15/33	95,000	98,889
Genesis Energy LP/Genesis Energy Finance Corp.	8.25	01/15/29	85,000	87,692
Genesis Energy LP/Genesis Energy Finance Corp.	8.88	04/15/30	70,000	73,122
Global Partners LP/GLP Finance Corp.	6.88	01/15/29	50,000	50,298
Global Partners LP/GLP Finance Corp.(1)	7.13	07/01/33	65,000	65,991
Global Partners LP/GLP Finance Corp.(1)	8.25	01/15/32	65,000	67,823
ITT Holdings LLC(1)	6.50	08/01/29	180,000	178,141
Martin Midstream Partners LP/Martin Midstream Finance Corp.(1)	11.50	02/15/28	55,000	56,149
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.13	02/15/29	125,000	128,193
NGL Energy Operating LLC/NGL Energy Finance Corp.(1)	8.38	02/15/32	190,000	197,576
Prairie Acquiror LP(1)	9.00	08/01/29	55,000	56,814
Summit Midstream Holdings LLC(1)	8.63	10/31/29	120,000	124,608
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	5.50	01/15/28	110,000	109,971
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	12/31/30	105,000	104,306
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.00	09/01/31	65,000	64,141
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	6.75	03/15/34	100,000	100,696
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(1)	7.38	02/15/29	120,000	122,820
				2,425,571
REAL ESTATE – 1.2%
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.25	04/15/30	65,000	62,472
Anywhere Real Estate Group LLC/Realogy Co.-Issuer Corp.(1)	5.75	01/15/29	85,000	83,903
CoreLogic, Inc.(1)	9.00	08/01/31	240,000	236,771
Five Point Operating Co. LP(1)	8.00	10/01/30	65,000	66,630
Hunt Cos, Inc.(1)	5.25	04/15/29	95,000	92,892
Kennedy-Wilson, Inc.(1)	7.00	06/01/31	160,000	163,083
Kennedy-Wilson, Inc.(1)	7.25	06/01/33	145,000	146,906
				852,657
REAL ESTATE INVESTMENT TRUSTS (REITS) – 2.5%
Blackstone Mortgage Trust, Inc.(1)	6.25	06/01/31	65,000	62,319
Blackstone Mortgage Trust, Inc.(1)	7.75	12/01/29	65,000	67,286
Diversified Healthcare Trust	4.38	03/01/31	70,000	64,069
Diversified Healthcare Trust(1)	7.25	10/15/30	55,000	56,454
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM(1)	7.38	09/30/30	55,000	54,786
Hudson Pacific Properties LP	3.25	01/15/30	65,000	56,987
Hudson Pacific Properties LP	3.95	11/01/27	60,000	58,564
Hudson Pacific Properties LP	4.65	04/01/29	70,000	65,982
Hudson Pacific Properties LP	5.95	02/15/28	50,000	49,592
MPT Operating Partnership LP/MPT Finance Corp.(1)	8.50	02/15/32	215,000	218,784

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 2.5% (Continued)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, inc.(1)	7.00	02/01/30	$80,000	$81,370
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	4.88	05/15/29	105,000	102,441
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, Inc.(1)	5.88	10/01/28	105,000	104,920
Pebblebrook Hotel LP/PEB Finance Corp.(1)	6.38	10/15/29	55,000	55,610
Rithm Capital Corp.(1)	8.00	04/01/29	110,000	110,853
Rithm Capital Corp.(1)	8.00	07/15/30	80,000	80,029
Rithm Capital Corp.(1)	8.50	06/01/31	70,000	70,253
Service Properties Trust(1)	ZCP	09/30/27	85,000	79,371
Service Properties Trust(1)	8.63	11/15/31	145,000	152,452
Service Properties Trust	8.88	06/15/32	70,000	71,989
XHR LP(1)	4.88	06/01/29	70,000	68,250
XHR LP(1)	6.63	05/15/30	65,000	66,362
				1,798,723
RETAIL – 4.6%
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc.(1)	9.50	07/01/32	70,000	68,210
Bloomin’ Brands, Inc./OSI Restaurant Partners LLC(1)	5.13	04/15/29	45,000	43,025
BlueLinx Holdings, Inc.(1)	6.00	11/15/29	40,000	39,487
Cougar JV Subsidiary LLC(1)	8.00	05/15/32	95,000	99,461
Ferrellgas LP/Ferrellgas Finance Corp.(1)	5.88	04/01/29	115,000	112,462
Ferrellgas LP/Ferrellgas Finance Corp.(1)	9.25	01/15/31	100,000	105,176
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	4.63	01/15/29	140,000	136,143
Gee Automotive Holdings LLC(1)	7.25	03/01/31	45,000	45,386
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.38	01/15/29	75,000	74,532
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	8.75	01/15/32	75,000	72,857
Global Auto Holdings Ltd./AAG FH UK Ltd.(1)	11.50	08/15/29	85,000	89,518
Ken Garff Automotive LLC(1)	4.88	09/15/28	60,000	59,470
LBM Acquisition LLC(1)	9.50	06/15/31	140,000	118,431
LCM Investments Holdings II LLC(1)	4.88	05/01/29	150,000	146,506
LCM Investments Holdings II LLC(1)	8.25	08/01/31	120,000	125,218
Men’s Wearhouse LLC(1)	9.00	02/01/31	65,000	69,324
Michaels Cos, Inc.(1)	8.50	03/15/33	295,000	292,658
Papa John’s International, Inc.(1)	3.88	09/15/29	55,000	51,857
Park River Holdings, Inc.(1)	8.00	03/15/31	120,000	119,638
Petco Health & Wellness Co., Inc.(1)	8.25	02/01/31	85,000	85,369
PetSmart LLC/PetSmart Finance Corp.(1)	7.50	09/15/32	280,000	283,444
QXO Building Products, Inc.(1)	6.50	07/15/31	215,000	215,941
QXO Building Products, Inc.(1)	6.88	07/15/34	225,000	225,630
Staples, Inc.(1)	10.75	09/01/29	340,000	325,727
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	5.00	06/01/31	90,000	84,883
Suburban Propane Partners LP/Suburban Energy Finance Corp.(1)	6.50	12/15/35	55,000	53,007
Victoria’s Secret & Co.(1)	4.63	07/15/29	85,000	82,598
Victra Holdings LLC/Victra Finance Corp.(1)	8.75	09/15/29	65,000	66,331
				3,292,289

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 6.1%
AthenaHealth Group, Inc.(1)	7.50	02/15/32	$75,000	$76,998
Capstone Borrower, Inc.(1)	8.00	06/15/30	125,000	121,675
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.(1)	8.00	06/15/29	105,000	55,933
Central Parent, Inc./CDK Global, Inc.(1)	7.25	06/15/29	110,000	57,693
Cloud Software Group LLC(1)	6.50	03/31/29	555,000	543,199
Cloud Software Group LLC(1)	6.63	08/15/33	135,000	118,024
Cloud Software Group LLC(1)	8.25	06/30/32	255,000	241,626
Cloud Software Group LLC(1)	9.00	09/30/29	520,000	510,031
Consensus Cloud Solutions, Inc.(1)	6.50	10/15/28	50,000	49,932
CoreWeave, Inc.(1)	9.00	02/01/31	250,000	226,755
CoreWeave, Inc.(1)	9.25	06/01/30	285,000	267,610
CoreWeave, Inc.(1)	9.63	07/15/32	180,000	161,496
CoreWeave, Inc.(1)	9.75	10/01/31	405,000	368,010
Ellucian Holdings, Inc.(1)	6.50	12/01/29	105,000	101,249
OAK-Eagle Acquireco, Inc.(1)	8.75	07/01/34	365,000	384,419
Pagaya US Holdings Co. LLC(1)	8.88	08/01/30	70,000	62,545
Playtika Holding Corp.(1)	4.25	03/15/29	85,000	77,281
Rocket Software, Inc.(1)	9.00	11/28/28	120,000	119,277
SS&C Technologies, Inc.(1)	5.50	09/30/27	290,000	290,059
SS&C Technologies, Inc.(1)	6.50	06/01/32	115,000	116,127
UKG, Inc.(1)	6.88	02/01/31	365,000	357,877
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(1)	3.88	02/01/29	95,000	79,225
				4,387,041
TELECOMMUNICATIONS – 2.2%
Connect FinCo. Sarl/Connect US FinCo. LLC(1)	9.00	09/15/29	285,000	299,438
GCI LLC(1)	4.75	10/15/28	85,000	83,435
GoTo Group, Inc.(1)	5.50	05/01/28	50,000	38,720
Level 3 Financing, Inc.(1)	7.50	02/15/37	150,000	148,986
Level 3 Financing, Inc.(1)	8.50	01/15/36	275,000	286,347
Lumen Technologies, Inc.	7.60	09/15/39	50,000	46,387
Qwest Corp.	6.50	09/01/51	70,000	52,641
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	4.75	04/15/28	85,000	84,782
Uniti Services LLC(1)	7.50	10/15/33	200,000	204,650
Windstream Services LLC/Windstream Escrow Finance Corp.(1)	8.25	10/01/31	320,000	332,924
				1,578,310
TRANSPORTATION – 0.8%
Beacon Mobility Corp.(1)	7.25	08/01/30	85,000	87,637
First Student Bidco, Inc./First Transit Parent, Inc.(1)	4.00	07/31/29	115,000	110,484
PODS LLC(1)	8.75	05/15/31	70,000	66,949
Star Leasing Co. LLC(1)	7.63	02/15/30	100,000	97,475
Watco Cos LLC/Watco Finance Corp.(1)	7.13	08/01/32	135,000	138,872
XPO CNW, Inc.	6.70	05/01/34	40,000	41,261
				542,678
TOTAL CORPORATE BONDS (Cost – $70,883,907)				70,448,617

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 2.2%
TIME DEPOSITS – 2.2%
Skandinaviska Enskilda Banken, Stockholm	2.98	08/03/26	$1,576,788	$1,576,788
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,576,788)				1,576,788

TOTAL INVESTMENTS – 99.9% (Cost – $72,460,695)				$72,025,405
OTHER ASSETS LESS LIABILITIES – 0.1%				75,223
NET ASSETS – 100.0%				$72,100,628

ZCP	Indicates a zero coupon rate. Income is recognized through accretion of discount.

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2026, amounts to $65,411,223 and represents 90.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx B Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx B Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$70,448,617	$–	$70,448,617
Time Deposits	–	1,576,788	–	1,576,788
Total Investments	$–	$72,025,405	$–	$72,025,405

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.1%
ADVERTISING – 2.3%
Clear Channel Outdoor Holdings, Inc.(1)	7.50	06/01/29	$2,525,000	$2,531,976
Clear Channel Outdoor Holdings, Inc.(1)	7.75	04/15/28	2,519,000	2,523,732
CMG Media Corp.(1)	8.88	06/18/29	1,535,000	1,117,518
				6,173,226
AUTO MANUFACTURERS – 1.5%
Aston Martin Capital Holdings Ltd.(1)	10.00	03/31/29	2,770,000	1,561,451
PM General Purchaser LLC(1)	9.50	10/01/28	1,610,000	1,362,850
Wabash National Corp.(1)	4.50	10/15/28	1,005,000	938,020
				3,862,321
AUTO PARTS & EQUIPMENT – 1.8%
Clarios Global LP/Clarios US Finance Co.(1)	6.75	09/15/32	3,175,000	3,219,099
Dexko Global, Inc.(1)	7.50	04/15/32	1,760,500	1,465,971
				4,685,070
BANKS – 0.3%
Armor Holdco, Inc.(1)	8.50	11/15/29	880,000	882,316

BIOTECHNOLOGY – 0.4%
Emergent BioSolutions, Inc.(1)	3.88	08/15/28	1,176,000	1,087,772

BUILDING MATERIALS – 2.5%
Camelot Return Merger Sub, Inc.(1)	8.75	08/01/28	1,895,000	978,453
Cornerstone Building Brands, Inc.(1)	6.13	01/15/29	800,000	115,241
Cornerstone Building Brands, Inc.(1)	9.50	08/15/29	1,260,000	657,786
CP Atlas Buyer, Inc.(1)	9.75	07/15/30	1,355,000	1,221,072
JELD-WEN Holding, Inc.(1)	7.00	09/01/32	881,000	538,557
JELD-WEN, Inc.(1)	4.88	12/15/27	1,105,000	894,890
MIWD Holdco II LLC/MIWD Finance Corp.(1)	5.50	02/01/30	1,350,000	1,250,716
Wilsonart LLC(1)	11.00	08/15/32	1,285,000	991,000
				6,647,715
CHEMICALS – 3.9%
Herens Holdco Sarl(1)	4.75	05/15/28	900,000	805,372
Innophos Holdings, Inc.(1)	11.50	06/15/29	1,165,000	1,101,729
Mativ Holdings, Inc.(1)	8.00	10/01/29	1,007,000	997,314
Olympus Water US Holding Corp.(1)	6.25	10/01/29	1,005,000	994,504
SCIH Salt Holdings, Inc.(1)	6.63	05/01/29	1,835,000	1,835,669
Tronox, Inc.(1)	4.63	03/15/29	2,820,000	1,744,050
WR Grace Holdings LLC(1)	5.63	08/15/29	3,010,000	2,765,883
				10,244,521
COAL – 0.3%
Coronado Finance Pty Ltd.(1)	9.25	10/01/29	1,030,000	866,429

COMMERCIAL SERVICES – 4.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp.(1)	6.00	06/01/29	2,500,000	2,484,616
Alta Equipment Group, Inc.(1)	9.00	06/01/29	1,335,000	1,281,079
Garda World Security Corp.(1)	6.00	06/01/29	1,175,000	1,159,628

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 4.6% (Continued)
Garda World Security Corp.(1)	8.25	08/01/32	$1,620,000	$1,644,141
Garda World Security Corp.(1)	8.38	11/15/32	2,270,000	2,308,137
Hertz Corp.(1)	5.00	12/01/29	2,621,000	716,424
Mavis Tire Express Services Topco Corp.(1)	6.50	05/15/29	1,900,000	1,873,027
OT Midco, Inc.(1)	10.00	02/15/30	1,595,000	601,848
Signal Parent, Inc.(1)	6.13	04/01/29	753,000	156,034
				12,224,934
COMPUTERS – 2.1%
Ahead DB Holdings LLC(1)	6.63	05/01/28	782,000	781,414
McAfee Corp.(1)	7.38	02/15/30	4,585,000	3,888,661
Virtusa Corp.(1)	7.13	12/15/28	905,000	741,071
				5,411,146
DISTRIBUTION/WHOLESALE – 1.0%
Dealer Tire Financial LLC(1)	10.38	10/01/31	1,350,000	1,313,000
Velocity Vehicle Group LLC(1)	8.00	06/01/29	1,335,000	1,324,603
				2,637,603
DIVERSIFIED FINANCIAL SERVICES – 3.1%
Aretec Group, Inc.(1)	7.50	04/01/29	1,005,000	1,005,918
Champions Financing, Inc.(1)	8.75	02/15/29	1,605,000	1,589,786
Hightower Holding LLC(1)	6.75	04/15/29	755,000	753,438
Hightower Holding LLC(1)	9.13	01/31/30	1,080,000	1,125,561
LD Holdings Group LLC(1)	6.13	04/01/28	1,335,000	1,075,496
LD Holdings Group LLC(1)	8.75	11/01/27	852,000	769,567
Osaic Holdings, Inc.(1)	8.00	08/01/33	1,915,000	1,942,554
				8,262,320
ENGINEERING & CONSTRUCTION – 1.8%
Artera Services LLC(1)	8.50	02/15/31	1,587,000	1,447,393
Brand Industrial Services, Inc.(1)	10.38	08/01/30	3,805,000	3,296,560
				4,743,953
ENTERTAINMENT – 4.8%
Affinity Interactive(1)	6.88	12/15/27	1,395,000	690,558
Allen Media LLC/Allen Media Co.-Issuer, Inc.(1)	10.50	02/15/28	1,089,000	451,926
AMC Entertainment Holdings, Inc.(1)	7.50	02/15/29	935,000	906,204
Motion Bondco DAC(1)	6.63	11/15/27	1,115,000	1,059,139
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.63	09/01/29	1,890,000	1,339,728
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(1)	5.88	09/01/31	2,020,000	1,336,660
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.(1)	6.63	03/01/30	2,090,000	1,694,376
Six Flags Entertainment Corp.(1)	7.25	05/15/31	1,650,000	1,618,938
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	07/15/29	1,000,000	961,898
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	6.50	10/01/28	600,000	601,141
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC(1)	8.63	01/15/32	1,975,000	1,998,586
				12,659,154

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.9%
B&G Foods, Inc.(1)	11.00	06/15/31	$1,250,000	$1,110,816
C&S Group Enterprises LLC(1)	5.00	12/15/28	1,030,000	948,448
Chobani LLC/Chobani Finance Corp., Inc.(1)	6.38	04/15/34	2,165,000	2,173,893
Chobani LLC/Chobani Finance Corp., Inc.(1)	7.63	07/01/29	1,260,000	1,303,056
Fiesta Purchaser, Inc.(1)	9.63	09/15/32	1,210,000	1,137,211
United Natural Foods, Inc.(1)	6.75	10/15/28	905,000	906,370
				7,579,794
FOOD SERVICE – 0.7%
TKC Holdings, Inc.(1)	12.00	02/15/31	1,790,000	1,883,348

FOREST PRODUCTS & PAPER – 0.7%
Mercer International, Inc.	5.13	02/01/29	2,285,000	1,355,745
Mercer International, Inc.(1)	12.88	10/01/28	1,005,000	449,022
				1,804,767
HEALTHCARE-SERVICES – 5.0%
CHS/Community Health Systems, Inc.(1)	6.13	04/01/30	2,835,000	2,390,416
CHS/Community Health Systems, Inc.(1)	6.88	04/15/29	2,800,000	2,702,066
LifePoint Health, Inc.(1)	5.38	01/15/29	1,260,000	1,198,254
LifePoint Health, Inc.(1)	10.00	06/01/32	2,165,000	2,081,248
MPH Acquisition Holdings LLC(1)	5.75	12/31/30	2,005,000	1,545,558
Surgery Center Holdings, Inc.(1)	7.25	04/15/32	3,250,000	3,261,595
				13,179,137
HOME FURNISHINGS – 0.7%
FXI Holdings, Inc.(1)	11.00	11/15/30	2,170,000	1,792,238

HOUSEHOLD PRODUCTS/WARES – 0.4%
Kronos Acquisition Holdings, Inc.(1)	8.25	06/30/31	1,485,000	1,043,806

HOUSEWARES – 0.2%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(1)	9.50	10/15/29	1,087,000	546,487

INSURANCE – 9.8%
Acrisure LLC/Acrisure Finance, Inc.(1)	6.00	08/01/29	1,360,000	1,229,965
Acrisure LLC/Acrisure Finance, Inc.(1)	8.25	02/01/29	2,492,000	2,390,951
Acrisure LLC/Acrisure Finance, Inc.(1)	8.50	06/15/29	1,257,000	1,201,680
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	5.88	11/01/29	1,184,000	1,168,033
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Inc.(1)	7.38	10/01/32	1,860,000	1,874,805
Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc.(1)	7.50	07/15/33	880,000	860,784
Ardonagh Group Finance Ltd.(1)	8.88	02/15/32	4,295,000	4,279,701
Broadstreet Partners Group LLC(1)	5.88	04/15/29	1,915,000	1,879,000
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC(1)	8.13	02/15/32	3,165,000	2,944,228
HUB International Ltd.(1)	5.63	12/01/29	1,150,000	1,150,198
HUB International Ltd.(1)	7.38	01/31/32	3,950,000	4,042,252
Jones Deslauriers Insurance Management, Inc.(1)	6.88	10/01/33	1,080,000	1,021,265
USI, Inc./NY(1)	7.50	01/15/32	1,645,000	1,682,726
				25,725,588

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.7%
Arches Buyer, Inc.(1)	6.13	12/01/28	$1,335,000	$1,309,360
Newfold Digital Holdings Group, Inc.(1)	11.75	04/30/29	1,085,000	619,811
				1,929,171
INVESTMENT COMPANIES – 1.3%
Compass Group Diversified Holdings LLC(1)	5.00	01/15/32	775,000	716,577
Compass Group Diversified Holdings LLC(1)	5.25	04/15/29	2,750,000	2,624,409
				3,340,986
IRON/STEEL – 0.7%
Infrabuild Australia Pty Ltd.(1)	14.50	11/15/28	1,699,000	1,791,355

LEISURE TIME – 0.4%
MajorDrive Holdings IV LLC(1)	6.38	06/01/29	1,410,000	1,160,554

LODGING – 0.5%
Full House Resorts, Inc.(1)	8.25	02/15/28	1,218,000	1,191,371

MACHINERY-DIVERSIFIED – 0.8%
GrafTech Finance, Inc.(1)	4.63	12/23/29	1,330,000	804,398
Maxim Crane Works Holdings Capital LLC(1)	11.50	09/01/28	1,335,000	1,386,686
				2,191,084
MEDIA – 8.4%
Cable One, Inc.(1)	4.00	11/15/30	1,500,000	558,270
CSC Holdings LLC(1)	3.38	02/15/31	905,000	508,708
CSC Holdings LLC(1)	4.13	12/01/30	980,000	552,278
CSC Holdings LLC(1)	4.50	11/15/31	1,469,000	834,795
CSC Holdings LLC(1)	5.38	02/01/28	990,000	574,368
CSC Holdings LLC(1)	6.50	02/01/29	1,712,000	973,986
CSC Holdings LLC(1)	11.25	05/15/28	905,000	527,584
CSC Holdings LLC(1)	11.75	01/31/29	1,993,700	1,144,170
EW Scripps Co.(1)	9.88	08/15/30	2,010,000	1,758,292
Gray Media, Inc.(1)	4.75	10/15/30	1,600,000	1,242,433
Gray Media, Inc.(1)	5.38	11/15/31	2,300,000	1,703,441
Gray Media, Inc.(1)	9.63	07/15/32	2,165,000	2,189,048
iHeartCommunications, Inc.(1)	7.75	08/15/30	1,789,100	1,570,533
iHeartCommunications, Inc.(1)	9.13	05/01/29	1,929,750	1,794,247
iHeartCommunications, Inc.(1)	10.88	05/01/30	1,708,000	1,312,555
LCPR Senior Secured Financing DAC(1)	5.13	07/15/29	2,175,000	1,230,263
LCPR Senior Secured Financing DAC(1)	6.75	10/15/27	3,054,000	1,736,649
Scripps Escrow II, Inc.(1)	5.38	01/15/31	985,000	578,391
Sinclair Television Group, Inc.(1)	9.75	02/15/33	1,155,000	1,286,901
				22,076,912
METAL FABRICATE/HARDWARE – 0.3%
TMS International Corp./DE(1)	6.25	04/15/29	875,000	875,727

MINING – 0.8%
Skeena Resources Ltd.(1)	8.50	04/01/31	1,965,000	2,052,262

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 0.3%
GrafTech Global Enterprises, Inc.(1)	9.88	12/23/29	$1,120,000	$789,574

OFFICE/BUSINESS EQUIPMENT – 0.6%
Xerox Corp.(1)	13.50	04/15/31	1,260,000	907,327
Xerox Holdings Corp.(1)	8.88	11/30/29	1,360,000	620,820
				1,528,147
OIL & GAS – 1.9%
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	07/15/28	831,000	855,390
Calumet Specialty Products Partners LP/Calumet Finance Corp.(1)	9.75	02/15/31	1,475,000	1,578,495
Transocean International Ltd.	6.80	03/15/38	1,635,000	1,533,549
Transocean International Ltd.	7.50	04/15/31	1,013,000	1,016,898
				4,984,332
PACKAGING & CONTAINERS – 3.9%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(1)	4.00	09/01/29	2,770,000	2,635,313
Iris Holding, Inc.(1)	10.00	12/15/28	1,030,000	862,966
Mauser Packaging Solutions Holding Co.(1)	9.25	04/15/30	3,450,000	3,422,224
Trident TPI Holdings, Inc.(1)	12.75	12/31/28	1,645,000	1,616,333
Trivium Packaging Finance BV(1)	12.25	01/15/31	1,605,000	1,775,948
				10,312,784
PHARMACEUTICALS – 2.3%
1261229 BC Ltd.(1)	10.00	04/15/32	3,775,000	3,860,715
Accendra Health, Inc.(1)	9.75	06/15/33	1,281,050	853,867
Bausch Health Cos, Inc.(1)	4.88	06/01/28	514,000	481,659
Bausch Health Cos, Inc.(1)	11.00	09/30/28	528,000	540,998
Bausch Health Cos, Inc.(1)	14.00	10/15/30	220,000	201,888
				5,939,127
PIPELINES – 0.5%
TransMontaigne Partners LLC(1)	8.50	06/15/30	1,335,000	1,365,528

REAL ESTATE – 0.7%
CoreLogic, Inc.(1)	12.00	02/01/32	2,100,000	1,968,858

REAL ESTATE INVESTMENT TRUSTS (REITS) – 4.0%
Diversified Healthcare Trust	4.75	02/15/28	1,335,000	1,311,353
MPT Operating Partnership LP/MPT Finance Corp.	3.50	03/15/31	2,272,000	1,548,697
MPT Operating Partnership LP/MPT Finance Corp.	4.63	08/01/29	1,595,000	1,279,503
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/27	2,355,000	2,285,465
Service Properties Trust	3.95	01/15/28	1,009,000	979,333
Service Properties Trust	4.38	02/15/30	1,005,000	910,593
Service Properties Trust	4.95	10/01/29	1,159,000	1,085,040
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC(1)	6.00	01/15/30	1,060,000	1,014,313
				10,414,297
RETAIL – 6.0%
Arko Corp.(1)	5.13	11/15/29	1,135,000	1,061,800
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(1)	6.75	01/15/30	3,323,000	3,265,526
GPS Hospitality Holding Co. LLC/GPS FinCo., Inc.(1),(2)	7.00	08/15/28	690,000	286,061
LBM Acquisition LLC(1)	6.25	01/15/29	1,916,000	1,238,427

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 6.0% (Continued)
Michaels Cos, Inc.(1)	11.00	03/15/34	$1,965,000	$1,924,170
Park River Holdings, Inc.(1)	8.75	12/31/30	1,449,459	1,345,360
PetSmart LLC/PetSmart Finance Corp.(1)	10.00	09/15/33	1,985,000	1,976,656
Specialty Building Products Holdings LLC/SBP Finance Corp.(1)	7.75	10/15/29	1,340,000	1,274,440
Staples, Inc.(1)	12.75	01/15/30	2,170,847	1,724,066
White Capital Supply Holdings LLC(1)	7.38	11/15/30	1,710,000	1,726,478
				15,822,984
SOFTWARE – 2.8%
AthenaHealth Group, Inc.(1)	6.50	02/15/30	5,265,000	5,089,743
Dye & Durham Ltd.(1)	8.63	04/15/29	1,375,000	829,946
Rocket Software, Inc.(1)	6.50	02/15/29	1,530,000	1,411,167
				7,330,856
TELECOMMUNICATIONS – 8.6%
Altice Financing SA(1)	5.00	01/15/28	2,952,000	1,883,945
Altice Financing SA(1)	5.75	08/15/29	5,090,000	3,229,251
Altice France Lux 3/Altice Holdings 1(1)	10.00	01/15/33	720,000	708,320
Altice France SA(1)	6.50	10/15/31	268,715	260,176
Altice France SA(1)	6.50	04/15/32	1,443,833	1,399,562
Altice France SA(1)	6.88	10/15/30	640,579	626,025
Altice France SA(1)	6.88	07/15/32	1,171,604	1,139,116
Altice France SA(1)	9.50	11/01/29	1,028,555	1,042,840
Connect Holding II LLC(1)	10.50	04/03/31	5,300,000	5,192,920
GoTo Group, Inc.(1)	5.50	05/01/28	1,074,349	221,153
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	6.50	02/15/29	1,675,000	1,653,726
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC(1)	8.63	06/15/32	2,410,000	2,462,360
Viasat, Inc.(1)	6.50	07/15/28	1,005,000	998,745
Viasat, Inc.(1)	7.50	05/30/31	1,965,000	1,967,528
				22,785,667
TRANSPORTATION – 0.8%
Carriage Purchaser, Inc.(1)	7.88	10/15/29	780,000	771,474
GB AIT Buyer, Inc.(1)	8.75	04/30/34	1,335,000	1,328,088
				2,099,562
TOTAL CORPORATE BONDS (Cost – $272,787,839)				255,894,783

SHORT-TERM INVESTMENTS – 1.3%
TIME DEPOSITS – 1.3%
Skandinaviska Enskilda Banken, Stockholm	2.98	08/03/26	3,401,838	3,401,838
TOTAL SHORT-TERM INVESTMENTS (Cost – $3,401,838)				3,401,838

TOTAL INVESTMENTS – 98.4% (Cost – $276,189,677)				$259,296,621
OTHER ASSETS LESS LIABILITIES – 1.6%				4,322,664
NET ASSETS – 100.0%				$263,619,285

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2026, amounts to $241,025,568 and represents 91.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.

BONDBLOXX ETF TRUST

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx CCC Rated USD High Yield Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$255,894,783	$–	$255,894,783
Time Deposits	–	3,401,838	–	3,401,838
Total Investments	$–	$259,296,621	$–	$259,296,621

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.5%
ADVERTISING – 0.1%
Omnicom Group, Inc.	2.45	04/30/30	$85,000	$77,683
Omnicom Group, Inc.	4.20	06/01/30	95,000	92,359
Omnicom Group, Inc.	4.75	03/30/30	85,000	83,994
				254,036
AEROSPACE/DEFENSE – 2.2%
Boeing Co.	2.95	02/01/30	105,000	98,252
Boeing Co.	3.20	03/01/29	150,000	144,227
Boeing Co.	3.25	02/01/28	175,000	171,405
Boeing Co.	3.63	02/01/31	220,000	207,505
Boeing Co.	5.15	05/01/30	695,000	698,756
Boeing Co.	6.30	05/01/29	230,000	238,310
Boeing Co.	6.39	05/01/31	150,000	157,870
HEICO Corp.	5.25	08/01/28	95,000	96,009
Howmet Aerospace, Inc.	3.00	01/15/29	110,000	105,674
L3Harris Technologies, Inc.	1.80	01/15/31	90,000	78,816
L3Harris Technologies, Inc.	4.40	06/15/28	140,000	139,318
L3Harris Technologies, Inc.	4.40	06/15/28	115,000	114,439
L3Harris Technologies, Inc.	5.05	06/01/29	120,000	120,868
L3Harris Technologies, Inc.	5.25	06/01/31	115,000	116,086
Northrop Grumman Corp.	3.25	01/15/28	300,000	294,638
Northrop Grumman Corp.	4.40	05/01/30	110,000	108,460
Northrop Grumman Corp.	4.60	02/01/29	85,000	84,892
Northrop Grumman Corp.	4.65	07/15/30	85,000	84,397
RTX Corp.	2.25	07/01/30	155,000	141,020
RTX Corp.	4.13	11/16/28	465,000	460,142
RTX Corp.	5.75	01/15/29	75,000	76,889
RTX Corp.	6.00	03/15/31	145,000	151,610
Spirit AeroSystems, Inc.	4.60	06/15/28	100,000	99,530
				3,989,113
AGRICULTURE – 1.5%
Altria Group, Inc.	3.40	05/06/30	110,000	104,233
Altria Group, Inc.	4.50	08/06/30	75,000	73,818
Altria Group, Inc.	4.80	02/14/29	295,000	295,178
Altria Group, Inc.	4.88	02/04/28	75,000	75,276
Altria Group, Inc.	6.20	11/01/28	75,000	77,331
BAT Capital Corp.	2.26	03/25/28	280,000	269,486
BAT Capital Corp.	2.73	03/25/31	190,000	172,230
BAT Capital Corp.	3.46	09/06/29	75,000	72,108
BAT Capital Corp.	3.56	08/15/27	345,000	341,699
BAT Capital Corp.	4.91	04/02/30	155,000	154,654
BAT Capital Corp.	5.83	02/20/31	130,000	134,170
BAT Capital Corp.	6.34	08/02/30	155,000	162,572
BAT International Finance PLC	4.45	03/16/28	145,000	144,574
BAT International Finance PLC	5.93	02/02/29	150,000	154,018
Bunge Ltd. Finance Corp.	2.75	05/14/31	160,000	144,833

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 1.5% (Continued)
Bunge Ltd. Finance Corp.	3.20	04/21/31	$90,000	$83,269
Bunge Ltd. Finance Corp.	3.75	09/25/27	95,000	94,162
Bunge Ltd. Finance Corp.	4.20	09/17/29	115,000	113,013
Bunge Ltd. Finance Corp.	4.55	08/04/30	100,000	98,588
				2,765,212
AIRLINES – 0.3%
Delta Air Lines, Inc.	4.95	07/10/28	160,000	160,319
Delta Air Lines, Inc.	5.25	07/10/30	155,000	155,861
Southwest Airlines Co.	2.63	02/10/30	70,000	64,336
Southwest Airlines Co.	4.38	11/15/28	110,000	108,812
				489,328
APPAREL – 0.1%
PVH Corp.	5.50	06/13/30	80,000	80,474
Tapestry, Inc.	5.10	03/11/30	115,000	115,096
				195,570
AUTO MANUFACTURERS – 4.5%
Ford Motor Co.	7.45	07/16/31	155,000	166,554
Ford Motor Credit Co. LLC	2.90	02/16/28	120,000	116,120
Ford Motor Credit Co. LLC	2.90	02/10/29	120,000	112,772
Ford Motor Credit Co. LLC	3.63	06/17/31	155,000	140,672
Ford Motor Credit Co. LLC	3.82	11/02/27	105,000	103,413
Ford Motor Credit Co. LLC	4.00	11/13/30	250,000	233,515
Ford Motor Credit Co. LLC	4.13	08/17/27	195,000	193,618
Ford Motor Credit Co. LLC	4.97	04/06/29	230,000	227,238
Ford Motor Credit Co. LLC	5.11	05/03/29	230,000	227,715
Ford Motor Credit Co. LLC	5.30	09/06/29	135,000	134,131
Ford Motor Credit Co. LLC	5.42	04/09/31	225,000	221,449
Ford Motor Credit Co. LLC	5.73	09/05/30	195,000	195,094
Ford Motor Credit Co. LLC	5.80	03/08/29	250,000	251,646
Ford Motor Credit Co. LLC	5.88	11/07/29	190,000	191,549
Ford Motor Credit Co. LLC	5.92	03/20/28	160,000	161,800
Ford Motor Credit Co. LLC	6.05	03/05/31	160,000	161,342
Ford Motor Credit Co. LLC	6.80	11/07/28	225,000	231,707
Ford Motor Credit Co. LLC	6.80	05/12/28	215,000	220,511
Ford Motor Credit Co. LLC	7.20	06/10/30	125,000	130,875
Ford Motor Credit Co. LLC	7.35	11/04/27	220,000	225,773
Ford Motor Credit Co. LLC	7.35	03/06/30	180,000	189,172
General Motors Co.	4.20	10/01/27	110,000	109,442
General Motors Co.	5.00	10/01/28	115,000	115,375
General Motors Co.	5.35	04/15/28	115,000	116,022
General Motors Co.	5.40	10/15/29	160,000	162,149
General Motors Co.	5.63	04/15/30	105,000	106,945
General Motors Co.	6.80	10/01/27	150,000	153,155
General Motors Financial Co., Inc.	2.35	01/08/31	155,000	137,782
General Motors Financial Co., Inc.	2.40	04/10/28	145,000	139,497
General Motors Financial Co., Inc.	2.40	10/15/28	155,000	147,221
General Motors Financial Co., Inc.	2.70	08/20/27	145,000	142,220

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AUTO MANUFACTURERS – 4.5% (Continued)
General Motors Financial Co., Inc.	2.70	06/10/31	$145,000	$129,387
General Motors Financial Co., Inc.	3.60	06/21/30	165,000	156,435
General Motors Financial Co., Inc.	4.20	10/27/28	150,000	148,204
General Motors Financial Co., Inc.	4.30	04/06/29	170,000	167,315
General Motors Financial Co., Inc.	4.60	01/08/31	125,000	122,156
General Motors Financial Co., Inc.	4.75	04/06/29	220,000	219,116
General Motors Financial Co., Inc.	4.90	10/06/29	150,000	149,896
General Motors Financial Co., Inc.	5.05	04/04/28	190,000	190,910
General Motors Financial Co., Inc.	5.35	01/07/30	190,000	191,779
General Motors Financial Co., Inc.	5.45	07/15/30	160,000	162,092
General Motors Financial Co., Inc.	5.55	07/15/29	190,000	193,133
General Motors Financial Co., Inc.	5.60	06/18/31	155,000	157,417
General Motors Financial Co., Inc.	5.65	01/17/29	85,000	86,343
General Motors Financial Co., Inc.	5.75	02/08/31	160,000	163,384
General Motors Financial Co., Inc.	5.80	06/23/28	200,000	203,492
General Motors Financial Co., Inc.	5.80	01/07/29	225,000	229,592
General Motors Financial Co., Inc.	5.85	04/06/30	155,000	158,982
General Motors Financial Co., Inc.	6.00	01/09/28	155,000	157,556
				8,153,663
AUTO PARTS & EQUIPMENT – 0.1%
BorgWarner, Inc.	4.95	08/15/29	70,000	70,201
Lear Corp.	3.80	09/15/27	80,000	79,194
				149,395
BANKS – 8.8%
Banco Santander SA	2.75	12/03/30	230,000	207,098
Bank of Montreal	3.80	12/15/32	195,000	191,668
Barclays PLC	2.65	06/24/31	150,000	136,637
Barclays PLC	2.67	03/10/32	150,000	133,960
Barclays PLC	3.56	09/23/35	155,000	144,365
Barclays PLC	4.22	05/24/30	155,000	151,608
Barclays PLC	4.34	01/10/28	195,000	194,078
Barclays PLC	4.48	11/11/29	235,000	232,607
Barclays PLC	4.52	02/24/32	180,000	174,076
Barclays PLC	4.84	05/09/28	300,000	299,539
Barclays PLC	4.84	09/10/28	155,000	155,098
Barclays PLC	4.91	06/26/30	190,000	189,038
Barclays PLC	4.94	09/10/30	235,000	233,871
Barclays PLC	4.97	05/16/29	270,000	270,334
Barclays PLC	5.09	02/25/29	195,000	195,604
Barclays PLC	5.09	06/20/30	225,000	224,812
Barclays PLC	5.10	06/26/32	230,000	227,111
Barclays PLC	5.37	02/25/31	260,000	261,487
Barclays PLC	5.50	08/09/28	260,000	261,873
Barclays PLC	5.69	03/12/30	300,000	304,776
Barclays PLC	6.49	09/13/29	185,000	190,691
Barclays PLC	7.39	11/02/28	235,000	242,250
Citigroup, Inc.	4.13	07/25/28	320,000	316,137

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.8% (Continued)
Citigroup, Inc.	4.45	09/29/27	$580,000	$578,588
Citigroup, Inc.	5.59	11/19/34	195,000	196,443
Citizens Financial Group, Inc.	3.25	04/30/30	110,000	103,374
Citizens Financial Group, Inc.	5.25	03/05/31	120,000	120,379
Citizens Financial Group, Inc.	5.72	07/23/32	190,000	192,987
Citizens Financial Group, Inc.	5.84	01/23/30	195,000	198,965
Deutsche Bank AG/New York, NY	3.04	05/28/32	145,000	130,708
Deutsche Bank AG/New York, NY	3.55	09/18/31	235,000	219,838
Deutsche Bank AG/New York, NY	3.73	01/14/32	185,000	171,044
Deutsche Bank AG/New York, NY	4.73	02/06/32	150,000	146,237
Deutsche Bank AG/New York, NY	4.88	12/01/32	155,000	153,922
Deutsche Bank AG/New York, NY	4.95	08/04/31	260,000	256,694
Deutsche Bank AG/New York, NY	5.00	09/11/30	180,000	179,450
Deutsche Bank AG/New York, NY	5.06	04/14/32	155,000	153,158
Deutsche Bank AG/New York, NY	5.30	05/09/31	230,000	230,195
Deutsche Bank AG/New York, NY	5.37	01/10/29	190,000	191,354
Deutsche Bank AG/New York, NY	5.88	07/08/31	75,000	75,800
Deutsche Bank AG/New York, NY	6.72	01/18/29	220,000	225,863
Deutsche Bank AG/New York, NY	6.82	11/20/29	230,000	239,361
Fifth Third Bancorp	3.95	03/14/28	95,000	93,984
Fifth Third Bancorp	4.57	04/29/32	150,000	145,754
Fifth Third Bancorp	4.77	07/28/30	150,000	149,160
Fifth Third Bancorp	4.90	09/06/30	110,000	109,677
Fifth Third Bancorp	5.63	01/29/32	160,000	162,769
Fifth Third Bancorp(1)	5.98	01/30/30	145,000	148,438
Fifth Third Bancorp	6.34	07/27/29	185,000	190,227
Fifth Third Bancorp	6.36	10/27/28	150,000	152,833
First Citizens BancShares, Inc./NC	4.87	03/03/32	80,000	77,176
First Citizens BancShares, Inc./NC	5.23	03/12/31	80,000	79,096
First Citizens BancShares, Inc./NC	5.60	09/05/35	90,000	87,909
First Horizon Corp.	5.51	03/07/31	80,000	80,306
First-Citizens Bank & Trust Co.	5.10	07/13/29	165,000	164,589
FNB Corp./PA	5.72	12/11/30	80,000	80,245
Huntington Bancshares, Inc./OH	2.55	02/04/30	105,000	96,462
Huntington Bancshares, Inc./OH	4.44	08/04/28	125,000	124,591
Huntington Bancshares, Inc./OH	4.62	01/28/32	155,000	150,853
Huntington Bancshares, Inc./OH	5.27	01/15/31	185,000	185,890
Huntington Bancshares, Inc./OH	6.21	08/21/29	185,000	189,835
KeyCorp	2.55	10/01/29	110,000	102,487
KeyCorp	4.10	04/30/28	120,000	118,825
KeyCorp	5.12	04/04/31	110,000	109,994
M&T Bank Corp.	4.55	08/16/28	75,000	74,874
M&T Bank Corp.	4.83	01/16/29	75,000	75,056
M&T Bank Corp.	5.18	07/08/31	110,000	110,137
M&T Bank Corp.	5.30	04/18/36	75,000	73,613
M&T Bank Corp.	5.40	07/30/35	120,000	118,916
M&T Bank Corp.	6.08	03/13/32	130,000	134,311
M&T Bank Corp.	7.41	10/30/29	150,000	157,986

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 8.8% (Continued)
NatWest Group PLC	3.03	11/28/35	$130,000	$118,393
NatWest Group PLC	6.48	06/01/34	145,000	149,289
Pinnacle Bank/Nashville TN	5.63	02/15/28	80,000	80,554
Pinnacle Bank/Nashville TN	5.96	01/15/36	80,000	78,773
Pinnacle Financial Partners, Inc.	5.60	05/19/32	115,000	114,045
Pinnacle Financial Partners, Inc.	6.17	11/01/30	70,000	71,191
Regions Financial Corp.	1.80	08/12/28	95,000	89,711
Regions Financial Corp.	5.72	06/06/30	115,000	117,307
Santander Holdings USA, Inc.	5.04	06/05/30	155,000	154,277
Santander Holdings USA, Inc.	5.22	06/05/32	115,000	113,544
Santander Holdings USA, Inc.	5.35	09/06/30	150,000	150,810
Santander Holdings USA, Inc.	5.47	03/20/29	125,000	126,014
Santander Holdings USA, Inc.	5.74	03/20/31	120,000	121,669
Santander Holdings USA, Inc.	6.17	01/09/30	155,000	158,613
Santander Holdings USA, Inc.	6.50	03/09/29	155,000	158,593
Santander Holdings USA, Inc.	6.57	06/12/29	65,000	66,807
Santander Holdings USA, Inc.	7.66	11/09/31	75,000	81,369
Santander UK Group Holdings PLC	2.90	03/15/32	90,000	81,235
Santander UK Group Holdings PLC	3.82	11/03/28	155,000	153,144
Santander UK Group Holdings PLC	4.32	09/22/29	205,000	202,467
Santander UK Group Holdings PLC	4.86	09/11/30	135,000	134,080
Santander UK Group Holdings PLC	5.69	04/15/31	200,000	202,951
Santander UK Group Holdings PLC	6.53	01/10/29	195,000	199,442
Sumitomo Mitsui Financial Group, Inc.	2.14	09/23/30	85,000	75,685
Synchrony Bank	5.63	08/23/27	100,000	100,957
Truist Financial Corp.	3.88	03/19/29	105,000	102,523
Valley National Bancorp	6.22	06/01/36	75,000	74,233
Zions Bancorp N.A.	3.25	10/29/29	75,000	70,451
Zions Bancorp N.A.	4.48	02/09/29	80,000	79,345
Zions Bancorp N.A.	4.70	08/18/28	85,000	84,707
Zions Bancorp N.A.	5.24	10/01/29	75,000	75,047
				15,836,297
BEVERAGES – 1.0%
Coca-Cola Consolidated, Inc.	5.25	06/01/29	115,000	116,559
Coca-Cola Femsa SAB de CV	2.75	01/22/30	160,000	148,775
Constellation Brands, Inc.	2.88	05/01/30	100,000	92,763
Constellation Brands, Inc.	3.15	08/01/29	125,000	119,062
Constellation Brands, Inc.	3.60	02/15/28	95,000	93,527
Constellation Brands, Inc.	4.65	11/15/28	73,000	72,859
Constellation Brands, Inc.	4.80	05/01/30	70,000	69,564
Constellation Brands, Inc.	4.85	05/06/31	75,000	74,281
Keurig Dr Pepper, Inc.	2.25	03/15/31	75,000	66,197
Keurig Dr Pepper, Inc.	3.20	05/01/30	120,000	112,304
Keurig Dr Pepper, Inc.	3.95	04/15/29	155,000	151,364
Keurig Dr Pepper, Inc.	4.35	05/15/28	80,000	79,440
Keurig Dr Pepper, Inc.	4.60	05/25/28	165,000	164,737
Keurig Dr Pepper, Inc.	4.60	05/15/30	75,000	73,739

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BEVERAGES – 1.0% (Continued)
Keurig Dr Pepper, Inc.	5.05	03/15/29	$120,000	$120,422
Keurig Dr Pepper, Inc.	5.20	03/15/31	70,000	70,123
Maple Parent Holdings Corp.(1)	4.75	03/26/29	70,000	69,742
Maple Parent Holdings Corp.(1)	5.05	03/26/31	90,000	89,299
Molson Coors Beverage Co.	4.90	07/08/31	75,000	74,163
				1,858,920
BIOTECHNOLOGY – 1.8%
Amgen, Inc.	1.65	08/15/28	190,000	179,131
Amgen, Inc.	2.30	02/25/31	185,000	165,417
Amgen, Inc.	2.45	02/21/30	200,000	184,397
Amgen, Inc.	3.00	02/22/29	110,000	105,558
Amgen, Inc.	3.20	11/02/27	160,000	157,459
Amgen, Inc.	4.05	08/18/29	195,000	191,284
Amgen, Inc.	4.20	02/19/31	160,000	155,394
Amgen, Inc.	5.15	03/02/28	575,000	579,527
Amgen, Inc.	5.25	03/02/30	410,000	415,012
Biogen, Inc.	2.25	05/01/30	220,000	199,633
Illumina, Inc.	2.55	03/23/31	80,000	71,632
Illumina, Inc.	4.75	12/12/30	75,000	73,882
Illumina, Inc.	5.75	12/13/27	75,000	76,030
Regeneron Pharmaceuticals, Inc.	1.75	09/15/30	190,000	167,112
Royalty Pharma PLC	1.75	09/02/27	155,000	150,381
Royalty Pharma PLC	2.20	09/02/30	145,000	130,166
Royalty Pharma PLC	4.45	03/25/31	90,000	87,789
Royalty Pharma PLC	5.15	09/02/29	85,000	85,769
				3,175,573
BUILDING MATERIALS – 1.3%
Amrize Finance US LLC	4.70	04/07/28	115,000	114,970
Amrize Finance US LLC	4.95	04/07/30	150,000	149,940
Carlisle Cos, Inc.	2.75	03/01/30	120,000	111,491
Carlisle Cos, Inc.	3.75	12/01/27	95,000	93,909
Carrier Global Corp.	2.70	02/15/31	110,000	100,092
Carrier Global Corp.	2.72	02/15/30	305,000	283,520
CRH America Finance, Inc.	4.40	02/09/31	155,000	151,349
CRH SMW Finance DAC	5.13	01/09/30	200,000	201,300
CRH SMW Finance DAC	5.20	05/21/29	100,000	100,900
Eagle Materials, Inc.	2.50	07/01/31	115,000	101,829
Fortune Brands Innovations, Inc.	3.25	09/15/29	105,000	99,974
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	1.75	09/15/30	90,000	79,444
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	5.50	04/19/29	105,000	106,847
Lennox International, Inc.	5.50	09/15/28	80,000	81,146
Martin Marietta Materials, Inc.	2.40	07/15/31	135,000	118,842
Masco Corp.	1.50	02/15/28	90,000	85,835
Masco Corp.	2.00	02/15/31	95,000	83,284
Mohawk Industries, Inc.	3.63	05/15/30	60,000	57,190
Mohawk Industries, Inc.	5.85	09/18/28	100,000	102,052

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.3% (Continued)
Vulcan Materials Co.	3.50	06/01/30	$115,000	$109,139
Vulcan Materials Co.	4.95	12/01/29	80,000	80,361
				2,413,414
CHEMICALS – 1.2%
Dow Chemical Co.	2.10	11/15/30	125,000	109,971
Dow Chemical Co.	4.80	11/30/28	85,000	84,967
Dow Chemical Co.	4.80	01/15/31	110,000	108,074
Dow Chemical Co.	7.38	11/01/29	101,000	108,579
DuPont de Nemours, Inc.	4.73	11/15/28	105,000	104,925
DuPont de Nemours, Inc.(1)	4.73	11/15/28	106,000	105,760
Eastman Chemical Co.	4.50	12/01/28	75,000	74,454
Eastman Chemical Co.	4.50	02/20/31	95,000	92,334
Eastman Chemical Co.	5.00	08/01/29	120,000	120,207
LYB International Finance III LLC	2.25	10/01/30	75,000	66,823
LYB International Finance III LLC	5.13	01/15/31	70,000	69,483
Mosaic Co.	4.05	11/15/27	90,000	89,300
Mosaic Co.	4.35	01/15/29	90,000	88,974
Nutrien Ltd.	2.95	05/13/30	70,000	65,243
Nutrien Ltd.	4.20	04/01/29	125,000	123,204
Nutrien Ltd.	4.85	05/29/31	80,000	79,384
Nutrien Ltd.	4.90	03/27/28	110,000	110,373
PPG Industries, Inc.	3.75	03/15/28	120,000	118,433
PPG Industries, Inc.	4.38	03/15/31	115,000	112,067
Sherwin-Williams Co.	2.30	05/15/30	60,000	54,580
Sherwin-Williams Co.	2.95	08/15/29	130,000	123,268
Sherwin-Williams Co.	4.30	08/15/28	85,000	84,391
Sherwin-Williams Co.	4.50	08/15/30	75,000	73,837
				2,168,631
COMMERCIAL SERVICES – 1.4%
Block Financial LLC	2.50	07/15/28	80,000	76,318
Block Financial LLC	3.88	08/15/30	95,000	89,845
Equifax, Inc.	3.10	05/15/30	95,000	88,538
Equifax, Inc.	4.80	09/15/29	100,000	99,640
Equifax, Inc.	5.00	08/15/29	75,000	75,129
Equifax, Inc.	5.10	12/15/27	105,000	105,624
Equifax, Inc.	5.10	06/01/28	105,000	105,580
Global Payments, Inc.	2.90	05/15/30	145,000	132,461
Global Payments, Inc.	3.20	08/15/29	190,000	179,293
Global Payments, Inc.	4.50	11/15/28	270,000	266,491
Global Payments, Inc.	4.55	03/15/28	70,000	69,545
Global Payments, Inc.	4.88	11/15/30	265,000	258,157
Global Payments, Inc.	4.95	08/15/27	75,000	75,231
Global Payments, Inc.	5.30	08/15/29	70,000	70,104
Mobility Global, Inc.(1)	5.05	06/15/29	105,000	104,593
Mobility Global, Inc.(1)	5.45	06/15/31	100,000	100,053
Moody’s Corp.	3.25	01/15/28	82,000	80,689
Quanta Services, Inc.	2.90	10/01/30	150,000	138,255

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMMERCIAL SERVICES – 1.4% (Continued)
Quanta Services, Inc.	4.30	08/09/28	$75,000	$74,446
Quanta Services, Inc.	4.50	01/15/31	75,000	73,325
Quanta Services, Inc.	4.75	08/09/27	90,000	90,183
Verisk Analytics, Inc.	4.13	03/15/29	95,000	93,488
Verisk Analytics, Inc.	4.45	03/15/31	75,000	72,856
				2,519,844
COMPUTERS – 2.3%
Amdocs Ltd.	2.54	06/15/30	95,000	85,550
Booz Allen Hamilton, Inc.	5.38	01/30/30	105,000	105,008
CGI, Inc.	4.95	03/14/30	100,000	98,949
Crowdstrike Holdings, Inc.	3.00	02/15/29	115,000	109,289
Dell International LLC/EMC Corp.	4.15	02/15/29	105,000	103,449
Dell International LLC/EMC Corp.	4.35	02/01/30	110,000	107,762
Dell International LLC/EMC Corp.	4.50	02/15/31	195,000	190,214
Dell International LLC/EMC Corp.	4.75	04/01/28	160,000	160,215
Dell International LLC/EMC Corp.	4.75	07/15/31	150,000	147,519
Dell International LLC/EMC Corp.	5.00	04/01/30	160,000	160,054
Dell International LLC/EMC Corp.	5.25	02/01/28	148,000	149,267
Dell International LLC/EMC Corp.	5.30	10/01/29	270,000	273,079
Dell International LLC/EMC Corp.	6.20	07/15/30	105,000	109,135
DXC Technology Co.	2.38	09/15/28	100,000	94,510
Fortinet, Inc.	2.20	03/15/31	70,000	61,875
Hewlett Packard Enterprise Co.	4.05	09/15/27	140,000	139,133
Hewlett Packard Enterprise Co.	4.15	09/15/28	125,000	123,504
Hewlett Packard Enterprise Co.	4.40	09/25/27	180,000	179,522
Hewlett Packard Enterprise Co.	4.40	10/15/30	130,000	126,809
Hewlett Packard Enterprise Co.	4.50	03/23/28	75,000	74,768
Hewlett Packard Enterprise Co.	4.55	10/15/29	275,000	272,115
Hewlett Packard Enterprise Co.	4.60	03/23/29	95,000	94,446
Hewlett Packard Enterprise Co.	5.25	07/01/28	90,000	90,893
HP, Inc.	2.65	06/17/31	155,000	137,680
HP, Inc.	3.40	06/17/30	70,000	66,032
HP, Inc.	4.00	04/15/29	155,000	151,584
HP, Inc.	4.75	01/15/28	140,000	140,084
HP, Inc.	5.40	04/25/30	75,000	75,727
Leidos, Inc.	2.30	02/15/31	150,000	132,568
Leidos, Inc.	4.10	03/15/29	100,000	98,041
Leidos, Inc.	4.38	05/15/30	115,000	112,116
NetApp, Inc.	2.70	06/22/30	110,000	100,631
				4,071,528
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	3.38	03/24/29	150,000	145,150

DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	5.75	06/15/28	125,000	126,527

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 5.8%
Aercap Funding DAC	4.88	07/07/31	$135,000	$132,775
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.00	10/29/28	570,000	547,822
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.88	01/23/28	85,000	83,948
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.13	02/28/29	135,000	132,557
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.38	11/15/30	100,000	97,250
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	10/15/27	90,000	89,957
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.63	09/10/29	205,000	203,116
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	04/01/28	100,000	100,152
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.10	01/19/29	115,000	115,480
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.75	06/06/28	160,000	162,670
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.15	09/30/30	140,000	144,940
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.50	01/31/56	75,000	75,397
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	6.95	03/10/55	110,000	112,719
Ally Financial, Inc.	2.20	11/02/28	110,000	103,766
Ally Financial, Inc.	5.54	01/17/31	75,000	75,074
Ally Financial, Inc.	5.74	05/15/29	110,000	111,252
Ally Financial, Inc.	6.85	01/03/30	115,000	119,071
Ally Financial, Inc.	6.99	06/13/29	140,000	144,695
Ally Financial, Inc.	7.10	11/15/27	120,000	123,206
Ares Management Corp.	6.38	11/10/28	80,000	82,442
BGC Group, Inc.	6.15	04/02/30	110,000	111,648
Blue Owl Finance LLC	3.13	06/10/31	105,000	91,784
Capital One Financial Corp.	2.36	07/29/32	160,000	137,446
Capital One Financial Corp.	3.27	03/01/30	185,000	177,430
Capital One Financial Corp.	3.80	01/31/28	210,000	207,274
Capital One Financial Corp.	4.49	09/11/31	195,000	190,110
Capital One Financial Corp.	4.72	01/30/32	230,000	225,010
Capital One Financial Corp.	5.25	07/26/30	135,000	135,876
Capital One Financial Corp.	5.46	07/26/30	150,000	151,871
Capital One Financial Corp.	5.47	02/01/29	150,000	151,409
Capital One Financial Corp.	5.70	02/01/30	155,000	157,446
Capital One Financial Corp.	6.31	06/08/29	270,000	276,791
Capital One Financial Corp.	7.62	10/30/31	260,000	282,750
Enact Holdings, Inc.	6.25	05/28/29	110,000	112,785
Jefferies Financial Group, Inc.	4.15	01/23/30	155,000	148,826
Jefferies Financial Group, Inc.	5.13	04/28/31	170,000	166,487
Jefferies Financial Group, Inc.	5.88	07/21/28	150,000	152,748
Lazard Group LLC	4.38	03/11/29	75,000	73,925
Lazard Group LLC	4.50	09/19/28	80,000	79,509
LPL Holdings, Inc.	4.90	04/03/28	80,000	79,982
LPL Holdings, Inc.	5.15	06/15/30	75,000	74,728
LPL Holdings, Inc.	5.20	03/15/30	110,000	109,903
LPL Holdings, Inc.	6.75	11/17/28	120,000	124,440
Marex UK Holdings Ltd.	5.68	04/21/31	75,000	74,203
Marex UK Holdings Ltd.	5.83	05/08/28	75,000	75,380
Marex UK Holdings Ltd.	6.40	11/04/29	95,000	97,043
Nasdaq, Inc.	1.65	01/15/31	105,000	91,361
Nasdaq, Inc.	5.35	06/28/28	116,000	117,384

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 5.8% (Continued)
Nomura Holdings, Inc.	2.17	07/14/28	$150,000	$142,703
Nomura Holdings, Inc.	2.61	07/14/31	150,000	132,520
Nomura Holdings, Inc.	2.68	07/16/30	150,000	136,504
Nomura Holdings, Inc.	2.71	01/22/29	80,000	75,844
Nomura Holdings, Inc.	3.10	01/16/30	225,000	210,393
Nomura Holdings, Inc.	4.90	07/01/30	120,000	118,706
Nomura Holdings, Inc.	5.00	06/29/29	155,000	154,901
Nomura Holdings, Inc.	5.04	06/10/36	115,000	111,421
Nomura Holdings, Inc.	5.17	07/14/31	100,000	99,237
Nomura Holdings, Inc.	5.61	07/06/29	95,000	96,482
Nomura Holdings, Inc.	5.84	01/18/28	80,000	81,180
Nomura Holdings, Inc.	6.07	07/12/28	135,000	138,036
Radian Group, Inc.	6.20	05/15/29	100,000	102,951
Sumisho Air Lease Corp.	2.10	09/01/28	75,000	70,874
Sumisho Air Lease Corp.	3.00	02/01/30	110,000	102,356
Sumisho Air Lease Corp.	3.13	12/01/30	105,000	96,517
Sumisho Air Lease Corp.	3.25	10/01/29	85,000	80,527
Sumisho Air Lease Corp.	3.63	12/01/27	80,000	78,833
Sumisho Air Lease Corp.(1)	4.40	03/24/28	125,000	124,186
Sumisho Air Lease Corp.(1)	4.50	03/24/29	185,000	182,849
Sumisho Air Lease Corp.	4.63	10/01/28	80,000	79,531
Sumisho Air Lease Corp.(1)	4.85	03/24/31	235,000	230,538
Sumisho Air Lease Corp.	5.10	03/01/29	70,000	70,141
Sumisho Air Lease Corp.	5.20	07/15/31	85,000	84,486
Sumisho Air Lease Corp.	5.30	02/01/28	100,000	100,597
Sumisho Air Lease Corp.	5.85	12/15/27	100,000	101,309
Synchrony Financial	3.95	12/01/27	140,000	138,450
Synchrony Financial	4.95	02/25/32	120,000	116,299
Synchrony Financial	5.02	07/29/29	75,000	74,805
Synchrony Financial	5.15	03/19/29	90,000	89,792
Synchrony Financial	5.45	10/15/30	95,000	95,132
Synchrony Financial	5.45	03/06/31	115,000	114,507
Synchrony Financial	5.94	08/02/30	120,000	121,815
Western Union Co.	4.75	06/15/29	100,000	98,979
				10,487,239
ELECTRIC – 8.6%
AEP Texas, Inc.	2.10	07/01/30	85,000	76,433
AEP Texas, Inc.	5.45	05/15/29	85,000	86,378
AES Corp.	2.45	01/15/31	150,000	132,752
AES Corp.	5.20	07/15/29	90,000	90,066
AES Corp.	5.45	06/01/28	145,000	146,262
Alliant Energy Corp.	5.75	04/01/56	110,000	107,952
Ameren Corp.	3.50	01/15/31	120,000	112,857
Ameren Corp.	5.00	01/15/29	115,000	115,555
American Electric Power Co., Inc.	3.20	11/13/27	70,000	68,755
American Electric Power Co., Inc.	4.30	12/01/28	85,000	84,243
American Electric Power Co., Inc.	5.20	01/15/29	155,000	156,652
American Electric Power Co., Inc.	5.75	11/01/27	75,000	75,998

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.6% (Continued)
American Electric Power Co., Inc.	5.80	03/15/56	$230,000	$225,945
Appalachian Power Co.	2.70	04/01/31	80,000	72,378
Avangrid, Inc.	3.80	06/01/29	110,000	106,869
CenterPoint Energy, Inc.	5.40	06/01/29	100,000	101,576
CenterPoint Energy, Inc.	5.95	04/01/56	105,000	104,043
CenterPoint Energy, Inc.	6.70	05/15/55	80,000	81,406
CMS Energy Corp.	4.75	06/01/50	75,000	72,997
Constellation Energy Generation LLC	3.75	03/01/31	115,000	108,888
Constellation Energy Generation LLC	3.90	01/08/28	145,000	143,782
Constellation Energy Generation LLC	4.40	01/15/31	125,000	121,801
Constellation Energy Generation LLC	4.55	06/01/29	115,000	114,146
Constellation Energy Generation LLC	4.63	02/01/29	95,000	94,264
Constellation Energy Generation LLC	5.00	02/01/31	115,000	114,302
Constellation Energy Generation LLC	5.60	03/01/28	125,000	126,684
Dominion Energy, Inc.	3.38	04/01/30	230,000	218,028
Dominion Energy, Inc.	4.60	05/15/28	150,000	149,825
Dominion Energy, Inc.	5.00	06/15/30	120,000	120,217
Dominion Energy, Inc.	6.00	02/15/56	225,000	222,941
Dominion Energy, Inc.	6.88	02/01/55	155,000	158,452
DTE Energy Co.	4.88	06/01/28	165,000	165,482
DTE Energy Co.	5.10	03/01/29	185,000	186,457
DTE Energy Co.	5.20	04/01/30	170,000	171,166
Duke Energy Corp.	2.45	06/01/30	135,000	123,337
Duke Energy Corp.	2.55	06/15/31	155,000	138,605
Duke Energy Corp.	3.15	08/15/27	120,000	118,406
Duke Energy Corp.	3.40	06/15/29	80,000	77,081
Duke Energy Corp.	4.30	03/15/28	145,000	144,278
Duke Energy Corp.	4.85	01/05/29	100,000	100,282
Duke Energy Corp.	5.00	12/08/27	75,000	75,389
Edison International	4.13	03/15/28	90,000	88,648
Edison International	4.80	03/15/31	80,000	77,378
Edison International	5.00	05/05/28	70,000	70,078
Edison International	5.25	11/15/28	90,000	90,104
Edison International	5.45	06/15/29	75,000	75,564
Edison International	6.25	03/15/30	85,000	86,982
Edison International	6.95	11/15/29	85,000	88,449
Enel Chile SA	4.88	06/12/28	145,000	145,060
Entergy Corp.	1.90	06/15/28	100,000	94,964
Entergy Corp.	2.40	06/15/31	100,000	88,388
Entergy Corp.	2.80	06/15/30	95,000	87,768
Entergy Corp.	5.88	06/15/56	90,000	89,051
Entergy Corp.	7.13	12/01/54	185,000	189,812
Evergy, Inc.	2.90	09/15/29	115,000	108,396
Evergy, Inc.	6.65	06/01/55	80,000	81,240
Eversource Energy	1.65	08/15/30	80,000	70,248
Eversource Energy	4.25	04/01/29	80,000	79,001
Eversource Energy	4.45	12/15/30	90,000	87,808
Eversource Energy	5.45	03/01/28	195,000	197,040

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.6% (Continued)
Eversource Energy	5.85	04/15/31	$110,000	$113,157
Eversource Energy	5.95	02/01/29	120,000	123,062
Exelon Corp.	4.05	04/15/30	190,000	184,060
Exelon Corp.	5.13	03/15/31	75,000	75,255
Exelon Corp.	5.15	03/15/28	145,000	146,048
Exelon Corp.	5.15	03/15/29	100,000	100,835
FirstEnergy Corp.	2.65	03/01/30	95,000	87,542
Interstate Power & Light Co.	4.10	09/26/28	80,000	79,043
ITC Holdings Corp.	3.35	11/15/27	80,000	78,737
National Grid PLC	5.60	06/12/28	115,000	116,878
NextEra Energy Capital Holdings, Inc.	1.90	06/15/28	230,000	218,772
NextEra Energy Capital Holdings, Inc.	2.25	06/01/30	309,000	280,355
NextEra Energy Capital Holdings, Inc.	2.75	11/01/29	160,000	150,426
NextEra Energy Capital Holdings, Inc.	3.50	04/01/29	65,000	62,954
NextEra Energy Capital Holdings, Inc.	4.40	03/01/31	110,000	107,636
NextEra Energy Capital Holdings, Inc.	4.69	09/01/27	305,000	305,571
NextEra Energy Capital Holdings, Inc.	4.80	12/01/77	85,000	83,849
NextEra Energy Capital Holdings, Inc.	4.85	02/04/28	145,000	145,559
NextEra Energy Capital Holdings, Inc.	4.90	02/28/28	190,000	190,831
NextEra Energy Capital Holdings, Inc.	4.90	03/15/29	140,000	140,647
NextEra Energy Capital Holdings, Inc.	5.00	02/28/30	95,000	95,293
NextEra Energy Capital Holdings, Inc.	5.05	03/15/30	150,000	150,907
NextEra Energy Capital Holdings, Inc.	5.65	05/01/79	75,000	74,552
NextEra Energy Capital Holdings, Inc.	6.38	08/15/55	225,000	225,910
NextEra Energy Capital Holdings, Inc.	6.70	09/01/54	155,000	157,311
Pacific Gas & Electric Co.	2.10	08/01/27	150,000	145,939
Pacific Gas & Electric Co.	2.50	02/01/31	305,000	272,227
Pacific Gas & Electric Co.	3.00	06/15/28	120,000	116,205
Pacific Gas & Electric Co.	3.25	06/01/31	155,000	141,994
Pacific Gas & Electric Co.	3.30	12/01/27	175,000	171,860
Pacific Gas & Electric Co.	3.75	07/01/28	140,000	137,468
Pacific Gas & Electric Co.	4.55	07/01/30	470,000	459,598
Pacific Gas & Electric Co.	5.00	06/04/28	125,000	125,359
Pacific Gas & Electric Co.	5.55	05/15/29	135,000	137,025
Pacific Gas & Electric Co.	6.10	01/15/29	175,000	179,612
PacifiCorp	5.10	02/15/29	85,000	85,503
PacifiCorp	5.10	04/15/31	75,000	74,902
PacifiCorp	5.30	02/15/31	110,000	110,613
Pinnacle West Capital Corp.	4.65	06/01/29	75,000	74,678
Progress Energy, Inc.	7.75	03/01/31	95,000	105,114
Public Service Enterprise Group, Inc.	1.60	08/15/30	95,000	83,147
Public Service Enterprise Group, Inc.	4.80	06/15/31	75,000	74,116
Public Service Enterprise Group, Inc.	4.90	03/15/30	75,000	74,854
Public Service Enterprise Group, Inc.	5.20	04/01/29	110,000	110,974
Public Service Enterprise Group, Inc.	5.85	11/15/27	105,000	106,644
Public Service Enterprise Group, Inc.	5.88	10/15/28	100,000	102,213
Puget Energy, Inc.	4.10	06/15/30	85,000	81,699
Sempra	3.40	02/01/28	155,000	152,041

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 8.6% (Continued)
Sempra	3.70	04/01/29	$70,000	$68,082
Sempra	6.38	04/01/56	125,000	125,356
Sempra	6.88	10/01/54	170,000	172,644
Southern Co.	3.70	04/30/30	165,000	158,317
Southern Co.	4.85	06/15/28	115,000	115,422
Southern Co.	5.11	08/01/27	125,000	125,728
Southern Co.	5.50	03/15/29	150,000	152,669
Southern Power Co.	4.25	10/01/30	75,000	73,079
Southern Power Co.	4.80	06/15/31	90,000	89,006
Southwestern Electric Power Co.	4.10	09/15/28	75,000	73,959
Vistra Operations Co. LLC(1)	4.55	10/30/28	75,000	74,341
Vistra Operations Co. LLC(1)	5.00	04/30/31	155,000	152,603
WEC Energy Group, Inc.	1.38	10/15/27	75,000	72,270
WEC Energy Group, Inc.	2.20	12/15/28	70,000	66,098
WEC Energy Group, Inc.	4.75	01/15/28	130,000	130,263
WEC Energy Group, Inc.	5.63	05/15/56	95,000	93,560
Xcel Energy, Inc.	2.60	12/01/29	75,000	69,829
Xcel Energy, Inc.	3.40	06/01/30	95,000	89,896
Xcel Energy, Inc.	4.00	06/15/28	85,000	84,024
				15,515,030
ELECTRICAL COMPONENTS & EQUIPMENT – 0.0%
Acuity Brands Lighting, Inc.	2.15	12/15/30	75,000	66,598

ELECTRONICS – 0.8%
Arrow Electronics, Inc.	3.88	01/12/28	75,000	73,937
Arrow Electronics, Inc.	5.15	08/21/29	85,000	85,293
Avnet, Inc.	6.25	03/15/28	70,000	71,323
Flex Ltd.	4.88	06/15/29	100,000	99,662
Flex Ltd.	4.88	05/12/30	95,000	93,706
Fortive Corp.	4.75	05/15/31	90,000	88,477
Hubbell, Inc.	4.65	06/15/31	75,000	73,975
Jabil, Inc.	3.00	01/15/31	90,000	81,922
Jabil, Inc.	3.60	01/15/30	75,000	71,288
Jabil, Inc.	3.95	01/12/28	75,000	74,114
Jabil, Inc.	4.20	02/01/29	75,000	73,641
Keysight Technologies, Inc.	3.00	10/30/29	75,000	70,823
Keysight Technologies, Inc.	5.35	07/30/30	120,000	121,628
TD SYNNEX Corp.	2.38	08/09/28	90,000	85,580
TD SYNNEX Corp.	4.30	01/17/29	85,000	83,585
Trimble, Inc.	4.90	06/15/28	90,000	89,886
Vontier Corp.	2.95	04/01/31	95,000	85,815
				1,424,655
ENGINEERING & CONSTRUCTION – 0.2%
Jacobs Engineering Group, Inc.	6.35	08/18/28	90,000	92,578
Jacobs Solutions, Inc.	4.75	03/03/31	120,000	117,407
MasTec, Inc.	5.90	06/15/29	86,000	87,884
				297,869

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ENVIRONMENTAL CONTROL – 0.1%
Veralto Corp.	5.35	09/18/28	$105,000	$106,229

FOOD – 2.2%
Ahold Finance USA LLC	6.88	05/01/29	80,000	84,148
Campbell’s Co.	2.38	04/24/30	75,000	67,752
Campbell’s Co.	4.15	03/15/28	160,000	158,391
Campbell’s Co.	4.55	03/21/31	75,000	72,463
Campbell’s Co.	5.20	03/21/29	85,000	85,442
Conagra Brands, Inc.	1.38	11/01/27	145,000	139,059
Conagra Brands, Inc.	4.85	11/01/28	195,000	194,533
Conagra Brands, Inc.	5.00	08/01/30	75,000	74,166
Flowers Foods, Inc.	2.40	03/15/31	80,000	68,889
General Mills, Inc.	2.88	04/15/30	105,000	97,644
General Mills, Inc.	4.20	04/17/28	215,000	213,341
General Mills, Inc.	4.88	01/30/30	125,000	124,704
General Mills, Inc.	5.50	10/17/28	75,000	76,298
Ingredion, Inc.	2.90	06/01/30	90,000	83,712
J M Smucker Co.	2.38	03/15/30	70,000	64,255
J M Smucker Co.	3.38	12/15/27	85,000	83,674
J M Smucker Co.	5.90	11/15/28	115,000	117,928
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	3.00	02/02/29	90,000	86,140
Kraft Heinz Foods Co.	3.75	04/01/30	115,000	110,397
Kroger Co.	1.70	01/15/31	70,000	61,018
Kroger Co.	2.20	05/01/30	75,000	68,092
Kroger Co.	3.70	08/01/27	90,000	89,354
Kroger Co.	4.50	01/15/29	95,000	94,533
McCormick & Co., Inc./MD	1.85	02/15/31	75,000	65,527
McCormick & Co., Inc./MD	2.50	04/15/30	80,000	73,479
McCormick & Co., Inc./MD	3.40	08/15/27	120,000	118,642
McCormick & Co., Inc./MD	4.15	02/15/29	75,000	73,858
Mondelez International, Inc.	1.50	02/04/31	75,000	64,781
Mondelez International, Inc.	2.75	04/13/30	110,000	102,133
Mondelez International, Inc.	4.25	05/06/28	115,000	114,334
Mondelez International, Inc.	4.50	05/06/30	80,000	78,879
Mondelez International, Inc.	4.75	02/20/29	75,000	75,115
Pilgrim’s Pride Corp.	4.25	04/15/31	155,000	147,421
Sysco Corp.	2.40	02/15/30	85,000	77,800
Sysco Corp.	4.40	07/25/31	90,000	86,960
Sysco Corp.	5.10	09/23/30	105,000	105,076
Sysco Corp.	5.75	01/17/29	75,000	76,586
Sysco Corp.	5.95	04/01/30	155,000	159,316
Tyson Foods, Inc.	4.35	03/01/29	160,000	158,263
Tyson Foods, Inc.	5.40	03/15/29	100,000	101,502
				3,995,605

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOREST PRODUCTS & PAPER – 0.4%
Suzano Austria GmbH	2.50	09/15/28	$70,000	$66,287
Suzano Austria GmbH	4.00	01/15/31	190,000	177,478
Suzano Austria GmbH	5.00	01/15/30	155,000	152,062
Suzano Austria GmbH	6.00	01/15/29	265,000	268,829
				664,656
GAS – 0.7%
National Fuel Gas Co.	2.95	03/01/31	80,000	72,497
National Fuel Gas Co.	4.75	05/15/29	75,000	74,483
National Fuel Gas Co.	5.50	03/15/30	70,000	70,707
NiSource, Inc.	1.70	02/15/31	110,000	95,322
NiSource, Inc.	2.95	09/01/29	110,000	104,193
NiSource, Inc.	3.60	05/01/30	155,000	147,894
NiSource, Inc.	4.75	05/18/31	75,000	74,137
NiSource, Inc.	5.20	07/01/29	85,000	86,005
NiSource, Inc.	5.25	03/30/28	158,000	159,497
NiSource, Inc.	5.75	07/15/56	155,000	152,793
NiSource, Inc.	6.95	11/30/54	75,000	77,158
Piedmont Natural Gas Co., Inc.	3.50	06/01/29	90,000	87,025
Southern Co. Gas Capital Corp.	1.75	01/15/31	80,000	70,006
				1,271,717
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.30	03/15/30	110,000	100,278
Stanley Black & Decker, Inc.	4.25	11/15/28	75,000	74,301
				174,579
HEALTHCARE-PRODUCTS – 1.9%
Agilent Technologies, Inc.	2.10	06/04/30	75,000	67,629
Agilent Technologies, Inc.	2.30	03/12/31	125,000	111,249
Agilent Technologies, Inc.	2.75	09/15/29	80,000	75,230
Agilent Technologies, Inc.	4.20	09/09/27	85,000	84,700
Augusta SpinCo Corp.	4.32	09/23/27	90,000	89,693
Augusta SpinCo Corp.	4.40	03/23/29	100,000	98,958
Augusta SpinCo Corp.	4.66	03/23/31	120,000	118,063
Baxter International, Inc.	1.73	04/01/31	110,000	93,113
Baxter International, Inc.	2.27	12/01/28	190,000	178,606
Baxter International, Inc.	4.90	12/15/30	90,000	88,356
Dentsply Sirona, Inc.	3.25	06/01/30	110,000	101,760
Edwards Lifesciences Corp.	4.30	06/15/28	95,000	94,418
GE HealthCare Technologies, Inc.	4.15	12/15/28	80,000	79,059
GE HealthCare Technologies, Inc.	4.80	08/14/29	160,000	160,080
GE HealthCare Technologies, Inc.	4.80	01/15/31	100,000	99,231
GE HealthCare Technologies, Inc.	5.65	11/15/27	265,000	268,343
GE HealthCare Technologies, Inc.	5.86	03/15/30	190,000	195,283
Revvity, Inc.	1.90	09/15/28	80,000	75,330
Revvity, Inc.	3.30	09/15/29	130,000	123,759
Smith & Nephew PLC	2.03	10/14/30	155,000	137,067
Solventum Corp.	5.40	03/01/29	110,775	112,146
Solventum Corp.	5.45	03/13/31	145,000	147,052

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 1.9% (Continued)
STERIS Irish FinCo UnLtd Co.	2.70	03/15/31	$100,000	$90,082
Stryker Corp.	1.95	06/15/30	160,000	143,753
Stryker Corp.	3.65	03/07/28	85,000	83,766
Stryker Corp.	4.25	09/11/29	125,000	123,369
Stryker Corp.	4.70	02/10/28	105,000	105,167
Stryker Corp.	4.85	12/08/28	90,000	90,331
Stryker Corp.	4.85	02/10/30	115,000	114,963
Zimmer Biomet Holdings, Inc.	5.05	02/19/30	85,000	85,329
Zimmer Biomet Holdings, Inc.	5.35	12/01/28	70,000	70,902
				3,506,787
HEALTHCARE-SERVICES – 3.7%
Cigna Group	2.38	03/15/31	230,000	205,587
Cigna Group	2.40	03/15/30	220,000	201,942
Cigna Group	3.05	10/15/27	90,000	88,560
Cigna Group	4.38	10/15/28	584,000	580,168
Cigna Group	4.50	09/15/30	155,000	152,789
Cigna Group	5.00	05/15/29	145,000	146,044
Cigna Group	5.13	05/15/31	115,000	115,853
Elevance Health, Inc.	2.25	05/15/30	165,000	150,133
Elevance Health, Inc.	2.55	03/15/31	165,000	148,495
Elevance Health, Inc.	2.88	09/15/29	125,000	118,014
Elevance Health, Inc.	3.65	12/01/27	240,000	237,298
Elevance Health, Inc.	4.00	09/15/28	115,000	113,445
Elevance Health, Inc.	4.10	03/01/28	185,000	183,514
Elevance Health, Inc.	4.75	02/15/30	110,000	109,411
Elevance Health, Inc.	5.15	06/15/29	90,000	90,881
HCA, Inc.	2.38	07/15/31	130,000	114,334
HCA, Inc.	3.38	03/15/29	80,000	77,172
HCA, Inc.	3.50	09/01/30	415,000	391,253
HCA, Inc.	4.13	06/15/29	310,000	304,176
HCA, Inc.	4.30	11/15/30	80,000	77,587
HCA, Inc.	4.70	05/15/31	155,000	152,102
HCA, Inc.	5.00	03/01/28	105,000	105,468
HCA, Inc.	5.20	06/01/28	150,000	151,237
HCA, Inc.	5.25	03/01/30	110,000	110,812
HCA, Inc.	5.45	04/01/31	260,000	263,359
HCA, Inc.	5.63	09/01/28	230,000	233,093
HCA, Inc.	5.88	02/01/29	155,000	158,013
Humana, Inc.	3.70	03/23/29	85,000	82,454
Humana, Inc.	4.88	04/01/30	82,000	81,384
Humana, Inc.	5.38	04/15/31	230,000	231,044
Humana, Inc.	5.75	12/01/28	70,000	71,309
Icon Investments Six DAC	5.85	05/08/29	110,000	112,300
IQVIA, Inc.	5.70	05/15/28	110,000	111,459
IQVIA, Inc.	6.25	02/01/29	200,000	205,554
Laboratory Corp. of America Holdings	2.70	06/01/31	75,000	67,512
Laboratory Corp. of America Holdings	2.95	12/01/29	110,000	103,702
Laboratory Corp. of America Holdings	3.60	09/01/27	90,000	89,104

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 3.7% (Continued)
Laboratory Corp. of America Holdings	4.35	04/01/30	$105,000	$102,932
Quest Diagnostics, Inc.	2.80	06/30/31	85,000	77,010
Quest Diagnostics, Inc.	2.95	06/30/30	135,000	125,678
Quest Diagnostics, Inc.	4.20	06/30/29	75,000	73,896
Quest Diagnostics, Inc.	4.63	12/15/29	90,000	89,502
Universal Health Services, Inc.	2.65	10/15/30	110,000	98,491
Universal Health Services, Inc.	4.63	10/15/29	75,000	73,812
				6,577,883
HOME BUILDERS – 0.1%
Lennar Corp.	4.75	11/29/27	105,000	105,117
Lennar Corp.	5.20	07/30/30	100,000	100,516
				205,633
HOME FURNISHINGS – 0.1%
Leggett & Platt, Inc.	3.50	11/15/27	75,000	73,561
Leggett & Platt, Inc.	4.40	03/15/29	75,000	72,963
				146,524
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.65	04/30/30	75,000	69,031
Avery Dennison Corp.	4.88	12/06/28	72,000	72,175
Clorox Co.	1.80	05/15/30	70,000	62,420
Clorox Co.	3.90	05/15/28	75,000	73,973
Clorox Co.	4.40	05/01/29	85,000	84,057
Clorox Co.	4.70	05/15/31	80,000	78,752
				440,408
INSURANCE – 2.5%
Aegon Ltd.	5.50	04/11/48	115,000	115,207
Allstate Corp.	1.45	12/15/30	90,000	77,800
Allstate Corp.	5.05	06/24/29	70,000	70,585
American National Group, Inc.	5.75	10/01/29	90,000	91,152
Aon Corp.	2.80	05/15/30	155,000	143,579
Aon Corp.	3.75	05/02/29	120,000	116,723
Aon North America, Inc.	5.15	03/01/29	160,000	161,365
Aon North America, Inc.	5.30	03/01/31	100,000	101,074
Arthur J Gallagher & Co.	4.60	12/15/27	120,000	120,033
Arthur J Gallagher & Co.	4.85	12/15/29	105,000	105,062
Assured Guaranty US Holdings, Inc.	3.15	06/15/31	75,000	68,935
Athene Holding Ltd.	3.50	01/15/31	75,000	69,602
Athene Holding Ltd.	4.13	01/12/28	155,000	153,313
Athene Holding Ltd.	6.15	04/03/30	85,000	87,501
Brighthouse Financial, Inc.	5.63	05/15/30	90,000	90,599
Brown & Brown, Inc.	2.38	03/15/31	105,000	92,579
Brown & Brown, Inc.	4.70	06/23/28	70,000	69,861
Brown & Brown, Inc.	4.90	06/23/30	120,000	118,963
CNA Financial Corp.	2.05	08/15/30	70,000	62,387
CNA Financial Corp.	3.45	08/15/27	85,000	84,094
CNA Financial Corp.	3.90	05/01/29	80,000	77,923
CNO Financial Group, Inc.	5.25	05/30/29	75,000	75,101

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 2.5% (Continued)
Corebridge Financial, Inc.	3.85	04/05/29	$164,000	$159,709
Corebridge Financial, Inc.	6.88	12/15/52	145,000	146,805
Enstar Group Ltd.	4.95	06/01/29	80,000	79,505
Equitable Holdings, Inc.	4.35	04/20/28	165,000	163,936
Essent Group Ltd.	6.25	07/01/29	85,000	87,449
F&G Annuities & Life, Inc.	6.50	06/04/29	85,000	86,690
Fairfax Financial Holdings Ltd.	3.38	03/03/31	85,000	78,780
Fairfax Financial Holdings Ltd.	4.63	04/29/30	110,000	108,500
Fairfax Financial Holdings Ltd.	4.85	04/17/28	90,000	90,044
Fidelity National Financial, Inc.	2.45	03/15/31	90,000	79,276
Fidelity National Financial, Inc.	3.40	06/15/30	105,000	98,073
Lincoln National Corp.	2.33	08/15/30	75,000	67,503
Lincoln National Corp.	3.40	01/15/31	75,000	69,857
Lincoln National Corp.	3.80	03/01/28	80,000	78,875
MGIC Investment Corp.	5.25	08/15/28	100,000	99,890
PartnerRe Finance B LLC	4.50	10/01/50	70,000	66,837
Prudential Financial, Inc.	3.70	10/01/50	125,000	115,363
Prudential Financial, Inc.	4.50	09/15/47	110,000	108,693
Prudential Financial, Inc.	5.70	09/15/48	160,000	160,060
Reinsurance Group of America, Inc.	3.15	06/15/30	90,000	83,971
Reinsurance Group of America, Inc.	3.90	05/15/29	95,000	92,529
Willis North America, Inc.	2.95	09/15/29	100,000	94,333
Willis North America, Inc.	4.50	09/15/28	90,000	89,554
Willis North America, Inc.	4.55	03/15/31	115,000	111,888
				4,571,558
INTERNET – 1.1%
Airbnb, Inc.	4.40	03/16/29	140,000	138,740
Airbnb, Inc.	4.65	03/16/31	130,000	128,186
AppLovin Corp.	5.13	12/01/29	160,000	160,315
eBay, Inc.	2.60	05/10/31	115,000	102,767
eBay, Inc.	2.70	03/11/30	155,000	143,183
eBay, Inc.	4.25	03/06/29	90,000	88,786
Expedia Group, Inc.	3.25	02/15/30	195,000	183,900
Expedia Group, Inc.	3.80	02/15/28	150,000	147,996
Expedia Group, Inc.	4.63	08/01/27	110,000	110,032
MercadoLibre, Inc.	3.13	01/14/31	80,000	72,993
Uber Technologies, Inc.	4.15	01/15/31	155,000	149,731
Uber Technologies, Inc.	4.30	01/15/30	185,000	181,522
VeriSign, Inc.	2.70	06/15/31	115,000	102,802
VeriSign, Inc.	5.10	07/15/31	85,000	84,672
Weibo Corp.	3.38	07/08/30	120,000	111,890
				1,907,515
INVESTMENT COMPANIES – 3.5%
Apollo Debt Solutions BDC(1)	5.70	01/23/31	120,000	116,871
Apollo Debt Solutions BDC	6.70	07/29/31	145,000	146,734
Apollo Debt Solutions BDC	6.90	04/13/29	150,000	153,424
Ares Capital Corp.	2.88	06/15/28	195,000	187,105
Ares Capital Corp.	5.10	01/15/31	100,000	96,180

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 3.5% (Continued)
Ares Capital Corp.	5.25	04/12/31	$110,000	$106,384
Ares Capital Corp.	5.50	09/01/30	110,000	108,103
Ares Capital Corp.	5.55	01/15/30	120,000	118,887
Ares Capital Corp.	5.88	03/01/29	145,000	145,725
Ares Capital Corp.	5.95	07/15/29	140,000	141,072
Ares Strategic Income Fund	4.85	01/15/29	95,000	93,181
Ares Strategic Income Fund	5.45	09/09/28	90,000	89,480
Ares Strategic Income Fund	5.55	04/15/31	110,000	106,020
Ares Strategic Income Fund	5.60	02/15/30	110,000	107,889
Ares Strategic Income Fund	5.70	03/15/28	155,000	155,045
Ares Strategic Income Fund	6.35	08/15/29	105,000	105,811
Blackstone Private Credit Fund	4.00	01/15/29	95,000	91,053
Blackstone Private Credit Fund	5.05	09/10/30	70,000	66,865
Blackstone Private Credit Fund	5.35	03/12/31	110,000	105,235
Blackstone Private Credit Fund	5.95	07/16/29	140,000	139,945
Blackstone Private Credit Fund	5.95	05/15/31	125,000	122,357
Blackstone Private Credit Fund	6.25	01/25/31	90,000	89,618
Blackstone Private Credit Fund	7.30	11/27/28	105,000	108,585
Blackstone Secured Lending Fund	2.85	09/30/28	95,000	89,662
Blackstone Secured Lending Fund	5.13	01/31/31	75,000	71,286
Blackstone Secured Lending Fund	5.30	06/30/30	80,000	77,515
Blackstone Secured Lending Fund	5.35	04/13/28	105,000	104,559
Blackstone Secured Lending Fund	5.90	05/21/31	95,000	92,527
Blue Owl Capital Corp.	2.88	06/11/28	135,000	128,180
Blue Owl Capital Corp.	5.95	03/15/29	150,000	149,627
Blue Owl Capital Corp.	6.20	07/15/30	75,000	74,269
Blue Owl Credit Income Corp.	5.80	03/15/30	145,000	140,892
Blue Owl Credit Income Corp.	6.60	09/15/29	135,000	135,498
Blue Owl Credit Income Corp.	6.65	03/15/31	120,000	119,227
Blue Owl Credit Income Corp.	7.75	09/16/27	85,000	86,796
Blue Owl Credit Income Corp.	7.75	01/15/29	85,000	87,543
Blue Owl Credit Income Corp.	7.95	06/13/28	105,000	108,195
Blue Owl Technology Finance Corp.	6.10	03/15/28	95,000	95,106
Blue Owl Technology Finance Corp.	6.50	10/15/29	75,000	74,094
Blue Owl Technology Finance Corp.	6.75	04/04/29	105,000	105,009
Goldman Sachs Private Credit Corp.	5.05	02/23/28	100,000	99,446
Goldman Sachs Private Credit Corp.	5.38	01/31/29	105,000	104,147
Goldman Sachs Private Credit Corp.	5.88	01/31/31	140,000	137,421
Goldman Sachs Private Credit Corp.(1)	6.15	06/16/31	115,000	113,536
Goldman Sachs Private Credit Corp.	6.25	05/06/30	90,000	90,692
Golub Capital BDC, Inc.	6.00	07/15/29	115,000	115,127
Golub Capital BDC, Inc.	6.25	06/01/31	75,000	73,898
Golub Capital BDC, Inc.	7.05	12/05/28	105,000	107,735
Golub Capital Private Credit Fund(1)	5.60	04/15/31	80,000	76,368
Golub Capital Private Credit Fund	5.88	05/01/30	75,000	73,565
HA Sustainable Infrastructure Capital, Inc.	6.15	01/15/31	90,000	91,491
HPS Corporate Lending Fund	4.90	09/11/28	95,000	93,129
HPS Corporate Lending Fund	5.45	01/14/28	105,000	104,634

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INVESTMENT COMPANIES – 3.5% (Continued)
HPS Corporate Lending Fund	6.75	01/30/29	$90,000	$91,491
Main Street Capital Corp.	6.95	03/01/29	90,000	92,494
Sixth Street Lending Partners	5.75	01/15/30	95,000	93,977
Sixth Street Lending Partners	6.13	07/15/30	110,000	109,890
Sixth Street Lending Partners	6.50	03/11/29	120,000	121,922
				6,232,517
IRON/STEEL – 0.5%
ArcelorMittal SA	4.25	07/16/29	75,000	73,881
ArcelorMittal SA	6.55	11/29/27	185,000	189,165
Reliance, Inc.	2.15	08/15/30	75,000	67,166
Steel Dynamics, Inc.	3.25	01/15/31	75,000	69,737
Steel Dynamics, Inc.	3.45	04/15/30	95,000	90,182
Steel Dynamics, Inc.	4.00	12/15/28	95,000	93,551
Vale Overseas Ltd.	3.75	07/08/30	235,000	223,427
				807,109
LEISURE TIME – 0.1%
Polaris, Inc.	5.60	03/01/31	75,000	74,556
Polaris, Inc.	6.95	03/15/29	75,000	78,157
Royal Caribbean Cruises Ltd.	3.70	03/15/28	75,000	73,821
				226,534
LODGING – 1.1%
Hyatt Hotels Corp.	5.05	03/30/28	85,000	85,325
Hyatt Hotels Corp.	5.25	06/30/29	90,000	90,702
Las Vegas Sands Corp.	3.90	08/08/29	120,000	115,624
Las Vegas Sands Corp.	5.30	05/15/31	80,000	78,965
Las Vegas Sands Corp.	5.63	06/15/28	150,000	151,431
Las Vegas Sands Corp.	6.00	08/15/29	75,000	76,531
Las Vegas Sands Corp.	6.00	06/14/30	75,000	76,432
Marriott International, Inc./MD	2.85	04/15/31	170,000	154,776
Marriott International, Inc./MD	4.63	06/15/30	158,000	156,298
Marriott International, Inc./MD	4.80	03/15/30	75,000	74,663
Marriott International, Inc./MD	4.88	05/15/29	70,000	70,202
Marriott International, Inc./MD	4.90	04/15/29	125,000	125,399
Marriott International, Inc./MD	5.00	10/15/27	160,000	160,764
Marriott International, Inc./MD	5.55	10/15/28	100,000	101,720
Sands China Ltd.	2.85	03/08/29	90,000	84,994
Sands China Ltd.	4.38	06/18/30	110,000	106,072
Sands China Ltd.	5.40	08/08/28	288,000	289,684
				1,999,582
MACHINERY-CONSTRUCTION & MINING – 0.1%
GE Vernova, Inc.	4.25	02/04/31	90,000	87,756

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MACHINERY-DIVERSIFIED – 1.4%
CNH Industrial Capital LLC	4.38	03/07/31	$75,000	$72,698
CNH Industrial Capital LLC	4.50	10/08/27	70,000	69,951
CNH Industrial Capital LLC	4.50	10/16/30	75,000	73,274
CNH Industrial Capital LLC	4.55	04/10/28	95,000	94,622
CNH Industrial Capital LLC	4.75	03/21/28	80,000	79,994
CNH Industrial Capital LLC	4.95	06/25/31	90,000	88,989
CNH Industrial Capital LLC	5.10	04/20/29	100,000	100,496
CNH Industrial Capital LLC	5.50	01/12/29	70,000	70,954
CNH Industrial NV	3.85	11/15/27	75,000	74,196
Flowserve Corp.	3.50	10/01/30	80,000	74,942
IDEX Corp.	2.63	06/15/31	75,000	67,201
IDEX Corp.	3.00	05/01/30	75,000	69,809
IDEX Corp.	4.95	09/01/29	80,000	80,152
Ingersoll Rand, Inc.	5.18	06/15/29	120,000	121,594
Ingersoll Rand, Inc.	5.31	06/15/31	75,000	75,913
Ingersoll Rand, Inc.	5.40	08/14/28	80,000	81,095
Nordson Corp.	4.50	12/15/29	85,000	83,968
Otis Worldwide Corp.	2.57	02/15/30	230,000	212,475
Otis Worldwide Corp.	4.49	05/07/29	105,000	104,377
Otis Worldwide Corp.	5.25	08/16/28	110,000	111,224
Regal Rexnord Corp.	6.05	04/15/28	185,000	188,580
Regal Rexnord Corp.	6.30	02/15/30	155,000	160,324
Westinghouse Air Brake Technologies Corp.	4.70	09/15/28	185,000	184,814
Westinghouse Air Brake Technologies Corp.	4.90	05/29/30	80,000	79,796
Xylem, Inc./NY	1.95	01/30/28	70,000	67,406
Xylem, Inc./NY	2.25	01/30/31	85,000	76,123
				2,564,967
MEDIA – 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.25	01/15/29	195,000	180,892
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	04/01/31	250,000	219,075
Charter Communications Operating LLC/Charter Communications Operating Capital	3.75	02/15/28	160,000	156,673
Charter Communications Operating LLC/Charter Communications Operating Capital	4.20	03/15/28	190,000	187,145
Charter Communications Operating LLC/Charter Communications Operating Capital	5.05	03/30/29	185,000	183,028
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	06/01/29	230,000	233,402
Fox Corp.	3.50	04/08/30	90,000	85,740
Fox Corp.	4.71	01/25/29	305,000	303,644
Space Exploration Technologies Corp.(1)	5.35	07/15/31	1,070,000	1,042,315
				2,591,914
MINING – 0.1%
AngloGold Ashanti Holdings PLC	3.75	10/01/30	90,000	85,136
Freeport-McMoRan, Inc.	4.63	08/01/30	95,000	93,532
				178,668

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MISCELLANEOUS MANUFACTURER – 0.2%
Teledyne Technologies, Inc.	2.25	04/01/28	$110,000	$105,786
Teledyne Technologies, Inc.	2.75	04/01/31	160,000	144,805
Textron, Inc.	2.45	03/15/31	75,000	67,122
Textron, Inc.	3.00	06/01/30	105,000	97,933
				415,646
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	3.25	02/15/29	115,000	109,585
CDW LLC/CDW Finance Corp.	3.28	12/01/28	70,000	67,225
CDW LLC/CDW Finance Corp.	4.25	04/01/28	85,000	83,860
CDW LLC/CDW Finance Corp.	5.10	03/01/30	90,000	89,112
				349,782
OIL & GAS – 2.1%
Canadian Natural Resources Ltd.	2.95	07/15/30	80,000	74,343
Canadian Natural Resources Ltd.	5.00	12/15/29	115,000	115,651
Cenovus Energy, Inc.	4.65	03/20/31	75,000	73,544
Continental Resources, Inc.	4.38	01/15/28	145,000	143,938
Devon Energy Corp.	4.50	01/15/30	85,000	84,039
Diamondback Energy, Inc.	3.13	03/24/31	125,000	115,314
Diamondback Energy, Inc.	3.50	12/01/29	160,000	153,520
Diamondback Energy, Inc.	5.15	01/30/30	130,000	130,970
EQT Corp.	3.90	10/01/27	86,000	85,187
EQT Corp.	4.75	01/15/31	170,000	167,228
EQT Corp.	5.70	04/01/28	75,000	76,067
EQT Corp.	7.00	02/01/30	95,000	100,301
Expand Energy Corp.	5.38	02/01/29	110,000	109,997
Expand Energy Corp.	5.38	03/15/30	180,000	180,507
HF Sinclair Corp.	5.75	01/15/31	100,000	101,684
Marathon Petroleum Corp.	5.15	03/01/30	170,000	171,212
Occidental Petroleum Corp.	6.63	09/01/30	160,000	167,839
Occidental Petroleum Corp.	7.50	05/01/31	135,000	147,876
Occidental Petroleum Corp.	8.88	07/15/30	140,000	156,225
Phillips 66 Co.	2.15	12/15/30	130,000	115,859
Phillips 66 Co.	3.15	12/15/29	100,000	94,900
Phillips 66 Co.	3.90	03/15/28	125,000	123,516
Phillips 66 Co.	4.95	12/01/27	110,000	110,521
Phillips 66 Co.	5.25	06/15/31	185,000	187,025
Phillips 66 Co.	5.88	03/15/56	150,000	148,180
Valero Energy Corp.	2.15	09/15/27	85,000	82,786
Valero Energy Corp.	4.35	06/01/28	85,000	84,565
Valero Energy Corp.	5.15	02/15/30	100,000	100,801
Viper Energy Partners LLC	4.90	08/01/30	80,000	79,083
Woodside Finance Ltd.	4.90	05/19/28	65,000	65,102
Woodside Finance Ltd.	5.40	05/19/30	195,000	196,814
				3,744,594

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS SERVICES – 0.1%
Halliburton Co.	2.92	03/01/30	$145,000	$135,484
NOV, Inc.	3.60	12/01/29	75,000	71,955
				207,439
PACKAGING & CONTAINERS – 0.8%
Amcor Flexibles North America, Inc.	2.63	06/19/30	90,000	82,631
Amcor Flexibles North America, Inc.	2.69	05/25/31	125,000	112,385
Amcor Flexibles North America, Inc.	4.25	03/08/29	125,000	123,239
Amcor Flexibles North America, Inc.	4.80	03/17/28	100,000	100,207
Amcor Flexibles North America, Inc.	5.10	03/17/30	100,000	100,355
Amcor Group Finance PLC	5.45	05/23/29	65,000	66,025
AptarGroup, Inc.	4.75	03/30/31	90,000	88,515
Berry Global, Inc.	5.80	06/15/31	125,000	128,625
Packaging Corp. of America	3.00	12/15/29	75,000	70,703
Packaging Corp. of America	3.40	12/15/27	75,000	73,819
Smurfit Kappa Treasury ULC	5.20	01/15/30	105,000	105,799
Sonoco Products Co.	3.13	05/01/30	90,000	83,974
Sonoco Products Co.	4.60	09/01/29	100,000	98,930
WRKCo, Inc.	3.90	06/01/28	75,000	73,938
WRKCo, Inc.	4.00	03/15/28	90,000	89,066
WRKCo, Inc.	4.90	03/15/29	110,000	110,125
				1,508,336
PHARMACEUTICALS – 3.0%
Becton Dickinson & Co.	1.96	02/11/31	155,000	136,007
Becton Dickinson & Co.	2.82	05/20/30	115,000	106,610
Becton Dickinson & Co.	4.69	02/13/28	130,000	130,116
Becton Dickinson & Co.	4.87	02/08/29	95,000	95,230
Cardinal Health, Inc.	4.50	09/15/30	92,000	90,453
Cardinal Health, Inc.	5.00	11/15/29	110,000	110,476
Cardinal Health, Inc.	5.13	02/15/29	105,000	105,830
Cencora, Inc.	2.70	03/15/31	155,000	140,509
Cencora, Inc.	2.80	05/15/30	65,000	60,288
Cencora, Inc.	3.45	12/15/27	110,000	108,397
Cencora, Inc.	3.95	02/13/29	75,000	73,588
Cencora, Inc.	4.25	11/15/30	75,000	72,898
Cencora, Inc.	4.63	12/15/27	70,000	70,072
Cencora, Inc.	4.85	12/15/29	90,000	90,102
CVS Health Corp.	1.30	08/21/27	340,000	328,821
CVS Health Corp.	1.75	08/21/30	195,000	171,936
CVS Health Corp.	1.88	02/28/31	195,000	169,866
CVS Health Corp.	3.25	08/15/29	260,000	248,336
CVS Health Corp.	3.75	04/01/30	225,000	216,047
CVS Health Corp.	4.30	03/25/28	760,000	755,521
CVS Health Corp.	5.00	01/30/29	155,000	155,888
CVS Health Corp.	5.13	02/21/30	235,000	236,218
CVS Health Corp.	5.25	01/30/31	110,000	111,024
CVS Health Corp.	5.40	06/01/29	150,000	152,367
CVS Health Corp.	5.55	06/01/31	155,000	158,194

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 3.0% (Continued)
Mylan, Inc.	4.55	04/15/28	$110,000	$109,173
Takeda Pharmaceutical Co. Ltd.	2.05	03/31/30	385,000	348,009
Takeda Pharmaceutical Co. Ltd.	5.00	11/26/28	260,000	261,437
Viatris, Inc.	2.70	06/22/30	220,000	200,012
Zoetis, Inc.	2.00	05/15/30	120,000	108,012
Zoetis, Inc.	3.00	09/12/27	110,000	108,324
Zoetis, Inc.	3.90	08/20/28	85,000	83,924
Zoetis, Inc.	4.15	08/17/28	120,000	119,010
				5,432,695
PIPELINES – 5.8%
Boardwalk Pipelines LP	3.40	02/15/31	70,000	64,910
Boardwalk Pipelines LP	4.80	05/03/29	75,000	74,903
Cheniere Corpus Christi Holdings LLC	3.70	11/15/29	170,000	163,997
Cheniere Energy Partners LP	4.00	03/01/31	235,000	224,253
Cheniere Energy Partners LP	4.50	10/01/29	225,000	222,659
Cheniere Energy, Inc.	4.63	10/15/28	230,000	228,953
DCP Midstream Operating LP	5.13	05/15/29	100,000	100,606
Enbridge, Inc.	3.13	11/15/29	145,000	137,591
Enbridge, Inc.	4.20	11/20/28	75,000	74,168
Enbridge, Inc.	4.50	02/15/31	85,000	83,058
Enbridge, Inc.	4.85	03/27/31	160,000	158,496
Enbridge, Inc.	4.90	06/20/30	100,000	99,816
Enbridge, Inc.	5.30	04/05/29	115,000	116,500
Enbridge, Inc.	6.00	11/15/28	105,000	107,870
Enbridge, Inc.	6.20	11/15/30	105,000	109,602
Enbridge, Inc.	7.38	03/15/55	70,000	73,029
Energy Transfer LP	3.75	05/15/30	230,000	220,263
Energy Transfer LP	4.00	10/01/27	115,000	114,228
Energy Transfer LP	4.15	09/15/29	85,000	83,189
Energy Transfer LP	4.55	01/15/31	150,000	146,840
Energy Transfer LP	4.95	05/15/28	115,000	115,388
Energy Transfer LP	4.95	06/15/28	150,000	150,548
Energy Transfer LP	5.20	04/01/30	100,000	100,737
Energy Transfer LP	5.25	04/15/29	235,000	237,145
Energy Transfer LP	5.25	07/01/29	150,000	151,732
Energy Transfer LP	5.55	02/15/28	155,000	156,931
Energy Transfer LP	6.10	12/01/28	70,000	71,956
Energy Transfer LP	6.40	12/01/30	160,000	167,933
Enterprise Products Operating LLC	5.25	08/16/77	145,000	144,581
Enterprise Products Operating LLC	5.38	02/15/78	105,000	104,520
Kinder Morgan, Inc.	2.00	02/15/31	110,000	96,642
Kinder Morgan, Inc.	4.30	03/01/28	193,000	192,113
Kinder Morgan, Inc.	5.00	02/01/29	195,000	196,109
Kinder Morgan, Inc.	5.10	08/01/29	75,000	75,706
Kinder Morgan, Inc.	5.15	06/01/30	170,000	171,498
MPLX LP	2.65	08/15/30	235,000	214,941

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 5.8% (Continued)
MPLX LP	4.00	03/15/28	$180,000	$178,007
MPLX LP	4.25	12/01/27	120,000	119,438
MPLX LP	4.80	02/15/29	120,000	119,913
MPLX LP	4.80	02/15/31	190,000	187,594
ONEOK, Inc.	3.10	03/15/30	125,000	117,126
ONEOK, Inc.	3.25	06/01/30	65,000	60,960
ONEOK, Inc.	3.40	09/01/29	120,000	115,075
ONEOK, Inc.	4.25	09/24/27	190,000	189,351
ONEOK, Inc.	4.35	03/15/29	110,000	108,691
ONEOK, Inc.	4.40	10/15/29	90,000	88,751
ONEOK, Inc.	4.55	07/15/28	120,000	119,611
ONEOK, Inc.	5.65	11/01/28	105,000	106,858
ONEOK, Inc.	5.80	11/01/30	85,000	87,247
ONEOK, Inc.	6.35	01/15/31	85,000	88,880
Plains All American Pipeline LP/PAA Finance Corp.	3.55	12/15/29	160,000	153,477
Plains All American Pipeline LP/PAA Finance Corp.	3.80	09/15/30	110,000	104,923
Plains All American Pipeline LP/PAA Finance Corp.	4.70	01/15/31	155,000	152,412
Sabine Pass Liquefaction LLC	4.20	03/15/28	195,000	193,593
Sabine Pass Liquefaction LLC	4.50	05/15/30	310,000	304,933
South Bow USA Infrastructure Holdings LLC	4.91	09/01/27	105,000	105,185
South Bow USA Infrastructure Holdings LLC	5.03	10/01/29	155,000	154,561
Targa Resources Corp.	4.35	01/15/29	120,000	118,732
Targa Resources Corp.	4.35	04/15/31	115,000	111,403
Targa Resources Corp.	4.90	09/15/30	120,000	119,438
Targa Resources Corp.	6.15	03/01/29	150,000	154,509
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.88	02/01/31	145,000	143,327
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.00	01/15/28	105,000	104,907
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.50	03/01/30	140,000	140,912
TransCanada PipeLines Ltd.	4.10	04/15/30	180,000	174,751
TransCanada PipeLines Ltd.	4.25	05/15/28	215,000	213,529
TransCanada PipeLines Ltd.	7.00	06/01/65	120,000	123,173
Transcontinental Gas Pipe Line Co. LLC	3.25	05/15/30	110,000	103,683
Western Midstream Operating LP	4.05	02/01/30	170,000	163,997
Western Midstream Operating LP	4.80	03/01/31	90,000	88,335
Western Midstream Operating LP	6.35	01/15/29	85,000	87,626
Williams Cos, Inc.	2.60	03/15/31	230,000	206,347
Williams Cos, Inc.	3.50	11/15/30	140,000	131,803
Williams Cos, Inc.	4.63	06/30/30	115,000	113,517
Williams Cos, Inc.	4.90	03/15/29	175,000	175,412
Williams Cos, Inc.	5.30	08/15/28	145,000	146,630
				10,432,028
REAL ESTATE – 0.1%
CBRE Services, Inc.	2.50	04/01/31	75,000	66,858
CBRE Services, Inc.	4.80	06/15/30	80,000	79,264
CBRE Services, Inc.	5.50	04/01/29	80,000	81,268
				227,390

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.6%
Alexandria Real Estate Equities, Inc.	4.90	12/15/30	$105,000	$104,019
American Assets Trust LP	3.38	02/01/31	75,000	68,029
American Homes 4 Rent LP	4.25	02/15/28	75,000	74,357
American Homes 4 Rent LP	4.95	06/15/30	95,000	94,426
American Tower Corp.	1.50	01/31/28	95,000	90,660
American Tower Corp.	1.88	10/15/30	115,000	101,324
American Tower Corp.	2.10	06/15/30	115,000	103,193
American Tower Corp.	2.70	04/15/31	110,000	99,130
American Tower Corp.	2.90	01/15/30	110,000	102,756
American Tower Corp.	3.60	01/15/28	110,000	108,376
American Tower Corp.	3.80	08/15/29	255,000	247,429
American Tower Corp.	3.95	03/15/29	95,000	92,868
American Tower Corp.	4.90	03/15/30	125,000	124,524
American Tower Corp.	5.00	01/31/30	90,000	90,062
American Tower Corp.	5.20	02/15/29	95,000	95,808
American Tower Corp.	5.25	07/15/28	90,000	90,806
American Tower Corp.	5.50	03/15/28	110,000	111,269
American Tower Corp.	5.80	11/15/28	120,000	122,580
Boston Properties LP	2.90	03/15/30	100,000	92,679
Boston Properties LP	3.25	01/30/31	185,000	170,598
Boston Properties LP	3.40	06/21/29	125,000	119,810
Boston Properties LP	4.50	12/01/28	160,000	158,839
Boston Properties LP	6.75	12/01/27	110,000	112,781
Brixmor Operating Partnership LP	4.05	07/01/30	125,000	120,661
Brixmor Operating Partnership LP	4.13	05/15/29	120,000	117,727
COPT Defense Properties LP	2.75	04/15/31	95,000	85,321
Cousins Properties LP	5.25	07/15/30	80,000	80,168
Crown Castle, Inc.	2.10	04/01/31	160,000	139,362
Crown Castle, Inc.	2.25	01/15/31	160,000	141,066
Crown Castle, Inc.	2.50	07/15/31	115,000	101,185
Crown Castle, Inc.	3.10	11/15/29	75,000	70,661
Crown Castle, Inc.	3.30	07/01/30	120,000	112,077
Crown Castle, Inc.	3.65	09/01/27	150,000	148,525
Crown Castle, Inc.	3.80	02/15/28	155,000	152,716
Crown Castle, Inc.	4.30	02/15/29	85,000	83,685
Crown Castle, Inc.	4.80	09/01/28	95,000	95,012
Crown Castle, Inc.	4.90	09/01/29	95,000	94,745
Crown Castle, Inc.	5.00	01/11/28	160,000	160,558
Crown Castle, Inc.	5.60	06/01/29	115,000	116,956
CubeSmart LP	2.25	12/15/28	80,000	75,573
Digital Realty Trust LP	3.60	07/01/29	135,000	130,378
Digital Realty Trust LP	3.70	08/15/27	155,000	153,747
Digital Realty Trust LP	4.45	07/15/28	105,000	104,350
Digital Realty Trust LP	5.55	01/15/28	140,000	141,515
EPR Properties	3.75	08/15/29	75,000	71,969
EPR Properties	4.75	11/15/30	80,000	77,859
Equinix Asia Financing Corp. Pte Ltd.	4.40	03/15/31	110,000	106,281
Equinix Europe 2 Financing Corp. LLC	4.60	11/15/30	185,000	180,731

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.6% (Continued)
Equinix, Inc.	1.55	03/15/28	$105,000	$99,878
Equinix, Inc.	2.15	07/15/30	165,000	147,460
Equinix, Inc.	2.50	05/15/31	150,000	132,759
Equinix, Inc.	3.20	11/18/29	190,000	179,600
Essex Portfolio LP	3.00	01/15/30	90,000	84,444
Essex Portfolio LP	4.00	03/01/29	80,000	78,390
Extra Space Storage LP	5.50	07/01/30	130,000	131,771
Extra Space Storage LP	5.70	04/01/28	120,000	121,774
Extra Space Storage LP	5.90	01/15/31	80,000	82,294
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/30	105,000	100,331
GLP Capital LP/GLP Financing II, Inc.	4.00	01/15/31	100,000	93,771
GLP Capital LP/GLP Financing II, Inc.	5.30	01/15/29	110,000	110,144
GLP Capital LP/GLP Financing II, Inc.	5.75	06/01/28	80,000	80,701
Healthcare Realty Holdings LP	2.00	03/15/31	120,000	104,397
Healthcare Realty Holdings LP	3.10	02/15/30	95,000	88,869
Healthpeak OP LLC	2.13	12/01/28	90,000	84,887
Healthpeak OP LLC	2.88	01/15/31	90,000	82,088
Healthpeak OP LLC	3.00	01/15/30	120,000	112,419
Healthpeak OP LLC	3.50	07/15/29	90,000	86,672
Host Hotels & Resorts LP	3.38	12/15/29	105,000	99,553
Host Hotels & Resorts LP	3.50	09/15/30	105,000	98,468
Invitation Homes Operating Partnership LP	2.30	11/15/28	85,000	80,371
Kilroy Realty LP	3.05	02/15/30	75,000	68,886
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.	5.50	08/01/30	80,000	79,794
NNN REIT, Inc.	4.60	02/15/31	80,000	78,567
Omega Healthcare Investors, Inc.	3.38	02/01/31	105,000	96,552
Omega Healthcare Investors, Inc.	3.63	10/01/29	75,000	71,635
Omega Healthcare Investors, Inc.	4.75	01/15/28	80,000	79,840
Omega Healthcare Investors, Inc.	5.20	07/01/30	90,000	89,558
SBA Communications Corp.	3.13	02/01/29	230,000	219,898
SBA Communications Corp.	4.88	01/15/30	205,000	204,298
SBA Communications Corp.	5.15	07/15/31	205,000	203,781
Sun Communities Operating LP	2.70	07/15/31	115,000	102,430
UDR, Inc.	3.20	01/15/30	95,000	89,756
Ventas Realty LP	3.00	01/15/30	105,000	98,422
Ventas Realty LP	4.00	03/01/28	105,000	103,862
Ventas Realty LP	4.40	01/15/29	115,000	113,973
Ventas Realty LP	4.75	11/15/30	75,000	74,217
VICI Properties LP	4.75	02/15/28	180,000	179,665
VICI Properties LP	4.95	02/15/30	160,000	158,242
Weyerhaeuser Co.	4.00	11/15/29	115,000	111,827
Weyerhaeuser Co.	4.00	04/15/30	120,000	115,927
WP Carey, Inc.	2.40	02/01/31	80,000	71,418
				10,132,740

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 2.9%
AutoNation, Inc.	4.45	01/15/29	$100,000	$98,717
AutoNation, Inc.	4.75	06/01/30	65,000	64,008
AutoZone, Inc.	1.65	01/15/31	95,000	82,279
AutoZone, Inc.	4.00	04/15/30	120,000	116,133
AutoZone, Inc.	4.95	07/15/31	125,000	124,262
AutoZone, Inc.	5.10	07/15/29	85,000	85,888
AutoZone, Inc.	5.13	06/15/30	75,000	75,436
AutoZone, Inc.	6.25	11/01/28	80,000	82,504
Best Buy Co., Inc.	1.95	10/01/30	90,000	79,766
Best Buy Co., Inc.	4.45	10/01/28	75,000	74,589
Dollar General Corp.	3.50	04/03/30	150,000	142,226
Dollar General Corp.	4.13	05/01/28	65,000	64,377
Dollar General Corp.	5.20	07/05/28	80,000	80,701
Dollar Tree, Inc.	4.20	05/15/28	195,000	193,266
Ferguson Enterprises, Inc.	4.35	03/15/31	120,000	116,844
Genuine Parts Co.	1.88	11/01/30	75,000	65,159
Genuine Parts Co.	4.95	08/15/29	115,000	114,293
Lowe’s Cos, Inc.	1.30	04/15/28	150,000	141,994
Lowe’s Cos, Inc.	1.70	09/15/28	160,000	150,585
Lowe’s Cos, Inc.	1.70	10/15/30	190,000	166,807
Lowe’s Cos, Inc.	2.63	04/01/31	230,000	207,735
Lowe’s Cos, Inc.	3.65	04/05/29	230,000	223,637
Lowe’s Cos, Inc.	3.95	10/15/27	105,000	104,325
Lowe’s Cos, Inc.	4.00	10/15/28	115,000	113,384
Lowe’s Cos, Inc.	4.25	03/15/31	175,000	169,760
Lowe’s Cos, Inc.	4.50	04/15/30	185,000	182,880
McDonald’s Corp.	2.13	03/01/30	110,000	100,406
McDonald’s Corp.	2.63	09/01/29	155,000	146,129
McDonald’s Corp.	3.60	07/01/30	155,000	148,974
McDonald’s Corp.	3.80	04/01/28	160,000	158,112
McDonald’s Corp.	4.40	02/12/31	80,000	78,779
McDonald’s Corp.	4.60	05/15/30	100,000	99,623
McDonald’s Corp.	4.80	08/14/28	95,000	95,407
McDonald’s Corp.	5.00	05/17/29	85,000	85,794
O’Reilly Automotive, Inc.	1.75	03/15/31	75,000	65,114
O’Reilly Automotive, Inc.	3.60	09/01/27	100,000	99,057
O’Reilly Automotive, Inc.	3.90	06/01/29	80,000	78,158
O’Reilly Automotive, Inc.	4.20	04/01/30	80,000	77,979
O’Reilly Automotive, Inc.	4.35	06/01/28	85,000	84,500
Starbucks Corp.	2.25	03/12/30	120,000	109,586
Starbucks Corp.	2.55	11/15/30	200,000	181,840
Starbucks Corp.	3.50	03/01/28	85,000	83,619
Starbucks Corp.	3.55	08/15/29	155,000	150,091
Starbucks Corp.	4.00	11/15/28	100,000	98,500
Starbucks Corp.	4.90	02/15/31	65,000	65,092
Tractor Supply Co.	1.75	11/01/30	95,000	83,036
				5,211,351

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 1.8%
Intel Corp.	1.60	08/12/28	$155,000	$145,808
Intel Corp.	2.45	11/15/29	300,000	277,104
Intel Corp.	3.75	08/05/27	185,000	183,579
Intel Corp.	3.90	03/25/30	235,000	226,011
Intel Corp.	4.00	08/05/29	120,000	117,042
Intel Corp.	4.65	06/01/31	155,000	151,588
Intel Corp.	4.88	02/10/28	275,000	275,754
Intel Corp.	5.00	02/21/31	75,000	74,774
Intel Corp.	5.13	02/10/30	191,000	191,554
Marvell Technology, Inc.	2.45	04/15/28	110,000	106,000
Marvell Technology, Inc.	2.95	04/15/31	110,000	99,811
Marvell Technology, Inc.	4.75	07/15/30	75,000	74,009
Marvell Technology, Inc.	5.75	02/15/29	75,000	76,533
Microchip Technology, Inc.	4.90	03/15/28	145,000	145,400
Microchip Technology, Inc.	5.05	03/15/29	150,000	150,509
Microchip Technology, Inc.	5.05	02/15/30	160,000	159,360
NXP BV/NXP Funding LLC	5.55	12/01/28	65,000	65,933
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.50	05/11/31	150,000	133,208
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.40	05/01/30	160,000	151,197
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	08/19/28	80,000	79,295
NXP BV/NXP Funding LLC/NXP USA, Inc.	4.30	06/18/29	160,000	157,458
Qorvo, Inc.	4.38	10/15/29	125,000	120,501
Skyworks Solutions, Inc.	3.00	06/01/31	75,000	66,678
				3,229,106
SHIPBUILDING – 0.2%
Huntington Ingalls Industries, Inc.	2.04	08/16/28	75,000	71,088
Huntington Ingalls Industries, Inc.	3.48	12/01/27	100,000	98,432
Huntington Ingalls Industries, Inc.	4.20	05/01/30	80,000	77,688
Huntington Ingalls Industries, Inc.	5.35	01/15/30	75,000	75,748
				322,956
SOFTWARE – 4.8%
Atlassian Corp.	5.25	05/15/29	80,000	80,112
Autodesk, Inc.	2.85	01/15/30	80,000	74,717
Broadridge Financial Solutions, Inc.	2.60	05/01/31	150,000	133,061
Broadridge Financial Solutions, Inc.	2.90	12/01/29	110,000	102,707
Concentrix Corp.	6.50	03/01/29	90,000	87,420
Concentrix Corp.	6.60	08/02/28	120,000	120,280
Fidelity National Information Services, Inc.	1.65	03/01/28	105,000	100,067
Fidelity National Information Services, Inc.	2.25	03/01/31	125,000	110,058
Fidelity National Information Services, Inc.	4.45	03/10/28	310,000	308,357
Fidelity National Information Services, Inc.	4.55	03/10/29	345,000	341,915
Fidelity National Information Services, Inc.	4.80	03/10/31	310,000	304,375
Fiserv, Inc.	2.65	06/01/30	155,000	141,380
Fiserv, Inc.	3.50	07/01/29	445,000	426,901
Fiserv, Inc.	4.20	10/01/28	155,000	152,665
Fiserv, Inc.	4.55	02/15/31	155,000	150,099

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 4.8% (Continued)
Fiserv, Inc.	4.75	03/15/30	$130,000	$128,173
Fiserv, Inc.	5.35	03/15/31	75,000	74,975
Fiserv, Inc.	5.38	08/21/28	105,000	105,897
Fiserv, Inc.	5.45	03/02/28	145,000	146,162
Oracle Corp.	2.30	03/25/28	300,000	286,140
Oracle Corp.	2.88	03/25/31	495,000	431,812
Oracle Corp.	2.95	04/01/30	500,000	449,890
Oracle Corp.	3.25	11/15/27	425,000	415,210
Oracle Corp.	3.25	05/15/30	80,000	72,641
Oracle Corp.	4.20	09/27/29	225,000	215,565
Oracle Corp.	4.45	09/26/30	450,000	424,776
Oracle Corp.	4.50	05/06/28	115,000	113,636
Oracle Corp.	4.55	02/04/29	460,000	448,386
Oracle Corp.	4.65	05/06/30	110,000	105,792
Oracle Corp.	4.80	08/03/28	235,000	232,924
Oracle Corp.	4.95	02/04/31	530,000	506,432
Oracle Corp.	6.15	11/09/29	195,000	197,301
Paychex, Inc.	5.10	04/15/30	220,000	220,109
Roper Technologies, Inc.	1.40	09/15/27	100,000	96,587
Roper Technologies, Inc.	1.75	02/15/31	150,000	129,607
Roper Technologies, Inc.	2.00	06/30/30	90,000	80,261
Roper Technologies, Inc.	2.95	09/15/29	105,000	99,328
Roper Technologies, Inc.	4.20	09/15/28	125,000	123,692
Roper Technologies, Inc.	4.25	09/15/28	80,000	79,218
Roper Technologies, Inc.	4.45	09/15/30	75,000	73,438
Roper Technologies, Inc.	4.50	10/15/29	80,000	79,107
Synopsys, Inc.	4.65	04/01/28	145,000	144,841
Synopsys, Inc.	4.85	04/01/30	310,000	308,320
Take-Two Interactive Software, Inc.	4.95	03/28/28	130,000	130,591
Workday, Inc.	3.70	04/01/29	120,000	116,492
				8,671,417
TELECOMMUNICATIONS – 5.9%
AT&T, Inc.	1.65	02/01/28	340,000	325,167
AT&T, Inc.	2.75	06/01/31	450,000	405,342
AT&T, Inc.	4.10	02/15/28	270,000	267,597
AT&T, Inc.	4.30	02/15/30	480,000	469,427
AT&T, Inc.	4.35	03/01/29	460,000	454,490
AT&T, Inc.	4.40	04/30/31	230,000	223,635
AT&T, Inc.	4.70	08/15/30	155,000	153,044
British Telecommunications Ltd.	5.13	12/04/28	105,000	105,634
British Telecommunications Ltd.	9.63	12/15/30	405,000	473,463
Juniper Networks, Inc.	3.75	08/15/29	80,000	77,041
Koninklijke KPN NV	8.38	10/01/30	95,000	107,010
Motorola Solutions, Inc.	2.30	11/15/30	135,000	120,729
Motorola Solutions, Inc.	2.75	05/24/31	135,000	121,462
Motorola Solutions, Inc.	4.60	02/23/28	100,000	100,012
Motorola Solutions, Inc.	4.60	05/23/29	130,000	129,223
Motorola Solutions, Inc.	4.85	08/15/30	90,000	89,384

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 5.9% (Continued)
Orange SA	9.00	03/01/31	$380,000	$438,241
Rogers Communications, Inc.	5.00	02/15/29	180,000	180,241
Sprint Capital Corp.	6.88	11/15/28	380,000	396,622
Telefonica Europe BV	8.25	09/15/30	185,000	205,300
TELUS Corp.	3.70	09/15/27	70,000	69,248
T-Mobile USA, Inc.	2.05	02/15/28	270,000	259,486
T-Mobile USA, Inc.	2.40	03/15/29	70,000	65,851
T-Mobile USA, Inc.	2.55	02/15/31	380,000	341,018
T-Mobile USA, Inc.	2.63	02/15/29	150,000	142,044
T-Mobile USA, Inc.	2.88	02/15/31	160,000	145,576
T-Mobile USA, Inc.	3.38	04/15/29	360,000	346,341
T-Mobile USA, Inc.	3.50	04/15/31	375,000	349,769
T-Mobile USA, Inc.	3.88	04/15/30	1,070,000	1,028,157
T-Mobile USA, Inc.	4.20	10/01/29	105,000	103,039
T-Mobile USA, Inc.	4.80	07/15/28	135,000	135,283
T-Mobile USA, Inc.	4.85	01/15/29	155,000	155,182
T-Mobile USA, Inc.	4.95	03/15/28	155,000	155,641
Verizon Communications, Inc.	1.50	09/18/30	150,000	130,949
Verizon Communications, Inc.	1.68	10/30/30	130,000	113,841
Verizon Communications, Inc.	1.75	01/20/31	335,000	291,942
Verizon Communications, Inc.	2.10	03/22/28	140,000	134,523
Verizon Communications, Inc.	2.55	03/21/31	570,000	512,544
Verizon Communications, Inc.	3.15	03/22/30	175,000	164,803
Verizon Communications, Inc.	3.88	02/08/29	145,000	142,072
Verizon Communications, Inc.	4.02	12/03/29	510,000	497,866
Verizon Communications, Inc.	4.33	09/21/28	192,000	190,698
Verizon Communications, Inc.	7.75	12/01/30	80,000	88,517
Vodafone Group PLC	4.80	06/18/31	155,000	152,347
				10,559,801
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	3.90	11/19/29	135,000	130,734
Mattel, Inc.	5.00	11/17/30	95,000	94,237
				224,971
TRANSPORTATION – 0.9%
Canadian Pacific Railway Co.	2.05	03/05/30	80,000	72,741
Canadian Pacific Railway Co.	4.00	06/01/28	65,000	64,371
Canadian Pacific Railway Co.	4.00	03/15/29	100,000	98,197
Canadian Pacific Railway Co.	4.80	03/30/30	90,000	89,864
CH Robinson Worldwide, Inc.	4.20	04/15/28	90,000	89,202
FedEx Corp.	3.10	08/05/29	95,000	90,421
Fedex Freight Holding Co., Inc.(1)	4.30	03/15/29	150,000	147,430
Fedex Freight Holding Co., Inc.(1)	4.65	03/15/31	155,000	151,018
GXO Logistics, Inc.	6.25	05/06/29	85,000	87,482
JB Hunt Transport Services, Inc.	4.90	03/15/30	120,000	119,735
Kirby Corp.	4.20	03/01/28	85,000	84,305
Norfolk Southern Corp.	2.30	05/15/31	75,000	66,716
Norfolk Southern Corp.	3.80	08/01/28	95,000	93,680

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 0.9% (Continued)
Norfolk Southern Corp.	5.05	08/01/30	$90,000	$90,777
Ryder System, Inc.	5.25	06/01/28	105,000	105,984
Ryder System, Inc.	5.38	03/15/29	85,000	86,225
Ryder System, Inc.	5.65	03/01/28	70,000	71,004
				1,609,152
TRUCKING & LEASING – 0.1%
GATX Corp.	4.00	06/30/30	75,000	72,578
GATX Corp.	4.70	04/01/29	75,000	74,673
				147,251
WATER – 0.4%
American Water Capital Corp.	2.30	06/01/31	85,000	75,318
American Water Capital Corp.	2.80	05/01/30	85,000	79,054
American Water Capital Corp.	2.95	09/01/27	88,000	86,633
American Water Capital Corp.	3.45	06/01/29	85,000	82,166
American Water Capital Corp.	3.75	09/01/28	80,000	78,624
American Water Capital Corp.	4.63	06/01/29	75,000	74,766
Essential Utilities, Inc.	2.70	04/15/30	80,000	73,820
Essential Utilities, Inc.	4.80	08/15/27	85,000	85,181
				635,562
TOTAL CORPORATE BONDS (Cost – $179,159,531)				177,423,950

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Citibank, New York	2.98	08/03/26	791,666	791,666
TOTAL SHORT-TERM INVESTMENTS (Cost – $791,666)				791,666

TOTAL INVESTMENTS – 98.9% (Cost – $179,951,197)				$178,215,616
OTHER ASSETS LESS LIABILITIES – 1.1%				1,979,772
NET ASSETS – 100.0%				$180,195,388

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2026, amounts to $3,029,940 and represents 1.7% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx BBB Rated 1-5 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$177,423,950	$–	$177,423,950
Time Deposits	–	791,666	–	791,666
Total Investments	$–	$178,215,616	$–	$178,215,616

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 98.1%
ADVERTISING – 0.3%
Omnicom Group, Inc.	2.60	08/01/31	$140,000	$124,434
Omnicom Group, Inc.	5.00	06/02/33	140,000	135,204
Omnicom Group, Inc.	5.30	11/01/34	105,000	102,212
Omnicom Group, Inc.	5.30	06/02/36	110,000	104,550
WPP 2025 LLC/Delaware	6.50	03/30/36	110,000	106,910
				573,310
AEROSPACE/DEFENSE – 1.8%
Boeing Co.	3.25	02/01/35	140,000	119,392
Boeing Co.	3.60	05/01/34	170,000	150,517
Boeing Co.	6.53	05/01/34	445,000	476,612
Embraer Netherlands Finance BV	5.98	02/11/35	120,000	122,985
HEICO Corp.	4.95	08/01/31	100,000	99,752
HEICO Corp.	5.35	08/01/33	110,000	110,173
Howmet Aerospace, Inc.	4.55	11/15/32	90,000	87,374
Howmet Aerospace, Inc.	4.75	04/15/36	95,000	90,486
Howmet Aerospace, Inc.	4.85	10/15/31	90,000	89,389
L3Harris Technologies, Inc.	5.35	06/01/34	140,000	139,778
L3Harris Technologies, Inc.	5.40	07/31/33	275,000	276,581
Northrop Grumman Corp.	4.70	03/15/33	185,000	180,625
Northrop Grumman Corp.	4.90	06/01/34	155,000	151,545
Northrop Grumman Corp.	5.25	07/15/35	95,000	94,632
RTX Corp.	1.90	09/01/31	185,000	160,317
RTX Corp.	2.38	03/15/32	185,000	161,885
RTX Corp.	5.15	02/27/33	230,000	230,616
RTX Corp.	6.10	03/15/34	280,000	295,160
				3,037,819
AGRICULTURE – 1.4%
Altria Group, Inc.	2.45	02/04/32	320,000	278,767
Altria Group, Inc.	5.25	08/06/35	90,000	88,216
Altria Group, Inc.	5.63	02/06/35	100,000	100,816
Altria Group, Inc.	6.88	11/01/33	90,000	98,027
BAT Capital Corp.	4.63	03/22/33	140,000	134,967
BAT Capital Corp.	4.74	03/16/32	155,000	152,378
BAT Capital Corp.	5.35	08/15/32	180,000	182,146
BAT Capital Corp.	5.63	08/15/35	185,000	187,559
BAT Capital Corp.	6.00	02/20/34	155,000	160,941
BAT Capital Corp.	6.42	08/02/33	230,000	244,666
BAT Capital Corp.	7.75	10/19/32	115,000	129,596
Bunge Ltd. Finance Corp.	4.65	09/17/34	145,000	138,135
Bunge Ltd. Finance Corp.	4.80	03/19/33	95,000	92,846
Bunge Ltd. Finance Corp.	5.15	08/04/35	120,000	117,270
Bunge Ltd. Finance Corp.	5.15	03/19/36	130,000	126,455
Reynolds American, Inc.	5.70	08/15/35	140,000	141,744
				2,374,529

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AIRLINES – 0.1%
Southwest Airlines Co.	5.25	11/15/35	$140,000	$132,661

APPAREL – 0.1%
Tapestry, Inc.	3.05	03/15/32	95,000	85,315
Tapestry, Inc.	5.50	03/11/35	140,000	138,621
				223,936
AUTO MANUFACTURERS – 3.0%
Ford Motor Co.	3.25	02/12/32	465,000	406,737
Ford Motor Co.	6.10	08/19/32	320,000	323,840
Ford Motor Credit Co. LLC	5.75	04/06/33	180,000	176,939
Ford Motor Credit Co. LLC	5.87	10/31/35	185,000	178,577
Ford Motor Credit Co. LLC	6.05	11/05/31	230,000	231,345
Ford Motor Credit Co. LLC	6.13	03/08/34	305,000	303,717
Ford Motor Credit Co. LLC	6.47	05/22/36	185,000	185,632
Ford Motor Credit Co. LLC	6.50	02/07/35	230,000	232,890
Ford Motor Credit Co. LLC	6.53	03/19/32	140,000	143,557
Ford Motor Credit Co. LLC	7.12	11/07/33	230,000	242,268
General Motors Co.	5.00	04/01/35	141,000	134,058
General Motors Co.	5.60	10/15/32	230,000	233,723
General Motors Co.	6.25	04/15/35	90,000	92,717
General Motors Co.	6.60	04/01/36	235,000	247,622
General Motors Financial Co., Inc.	3.10	01/12/32	230,000	206,302
General Motors Financial Co., Inc.	5.10	09/15/31	185,000	183,949
General Motors Financial Co., Inc.	5.45	09/06/34	140,000	137,810
General Motors Financial Co., Inc.	5.45	01/08/36	110,000	107,435
General Motors Financial Co., Inc.	5.63	04/04/32	140,000	142,040
General Motors Financial Co., Inc.	5.90	01/07/35	185,000	186,833
General Motors Financial Co., Inc.	5.95	04/04/34	222,000	226,155
General Motors Financial Co., Inc.	6.10	01/07/34	281,000	289,098
General Motors Financial Co., Inc.	6.15	07/15/35	138,000	141,242
General Motors Financial Co., Inc.	6.40	01/09/33	185,000	194,085
Honda Motor Co. Ltd.	2.97	03/10/32	140,000	124,547
				5,073,118
AUTO PARTS & EQUIPMENT – 0.1%
BorgWarner, Inc.	5.40	08/15/34	95,000	94,490

BANKS – 9.6%
Banco Bilbao Vizcaya Argentaria SA	7.88	11/15/34	135,000	151,126
Banco Santander SA	3.23	11/22/32	185,000	166,500
Banco Santander SA	6.35	03/14/34	230,000	238,630
Banco Santander SA	6.92	08/08/33	370,000	394,657
Bank of Montreal	3.09	01/10/37	230,000	203,878
Bank of Nova Scotia	4.59	05/04/37	230,000	218,981
Barclays PLC	2.89	11/24/32	225,000	199,464
Barclays PLC	5.21	02/24/37	280,000	266,683
Barclays PLC	5.34	09/10/35	375,000	365,314
Barclays PLC	5.59	06/26/37	320,000	312,383
Barclays PLC	5.75	08/09/33	190,000	193,044
Barclays PLC	5.79	02/25/36	366,000	366,348

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.6% (Continued)
Barclays PLC	6.22	05/09/34	$375,000	$388,113
Barclays PLC	6.69	09/13/34	275,000	291,986
Barclays PLC	7.12	06/27/34	275,000	296,166
Barclays PLC	7.44	11/02/33	370,000	407,598
Citigroup, Inc.	5.41	09/19/39	220,000	213,090
Citigroup, Inc.	5.83	02/13/35	465,000	465,190
Citigroup, Inc.	6.00	10/31/33	120,000	123,355
Citigroup, Inc.	6.02	01/24/36	535,000	538,460
Citigroup, Inc.	6.17	05/25/34	590,000	605,605
Citigroup, Inc.	6.63	06/15/32	185,000	198,189
Citizens Financial Group, Inc.	2.64	09/30/32	130,000	110,792
Citizens Financial Group, Inc.	6.65	04/25/35	130,000	137,450
Deutsche Bank AG/New York, NY	3.74	01/07/33	230,000	209,255
Deutsche Bank AG/New York, NY	5.40	09/11/35	230,000	225,763
Deutsche Bank AG/New York, NY	7.08	02/10/34	280,000	297,829
Fifth Third Bancorp	4.34	04/25/33	110,000	104,640
Fifth Third Bancorp	5.14	01/29/37	185,000	177,598
Fifth Third Bank N.A.	5.33	08/25/33	90,000	88,872
First Citizens BancShares, Inc./NC	6.25	03/12/40	140,000	135,974
Goldman Sachs Capital I	6.35	02/15/34	175,000	179,471
Goldman Sachs Group, Inc.	5.39	02/02/41	460,000	435,812
Goldman Sachs Group, Inc.	6.45	05/01/36	130,000	135,699
HSBC Holdings PLC	4.76	03/29/33	375,000	361,312
HSBC Holdings PLC	5.74	09/10/36	275,000	271,722
HSBC Holdings PLC	5.87	11/18/35	325,000	325,452
HSBC Holdings PLC	6.50	05/02/36	225,000	240,297
HSBC Holdings PLC	6.50	05/02/36	105,000	109,470
HSBC Holdings PLC	6.55	06/20/34	370,000	386,665
HSBC Holdings PLC	7.40	11/13/34	375,000	409,491
HSBC Holdings PLC	8.11	11/03/33	365,000	412,072
Huntington Bancshares, Inc./OH	2.49	08/15/36	94,000	80,385
Huntington Bancshares, Inc./OH	5.61	01/28/41	140,000	134,272
Huntington Bancshares, Inc./OH	5.71	02/02/35	235,000	235,994
Huntington Bancshares, Inc./OH	6.14	11/18/39	110,000	110,141
Keybank National Association	4.90	08/08/32	155,000	150,404
KeyCorp	4.79	06/01/33	130,000	126,077
KeyCorp	5.31	01/28/37	140,000	135,270
KeyCorp	6.40	03/06/35	185,000	193,150
Lloyds Banking Group PLC	6.07	06/13/36	235,000	237,472
Lloyds Banking Group PLC	7.95	11/15/33	180,000	201,453
M&T Bank Corp.	5.05	01/27/34	185,000	180,388
M&T Bank Corp.	5.39	01/16/36	185,000	181,218
Mizuho Financial Group, Inc.	2.56	09/13/31	175,000	153,317
Morgan Stanley	2.48	09/16/36	555,000	476,303
Morgan Stanley	5.30	04/20/37	365,000	358,798
Morgan Stanley	5.31	01/18/41	275,000	260,612
Morgan Stanley	5.94	02/07/39	280,000	281,858
Morgan Stanley	5.95	01/19/38	370,000	374,836

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 9.6% (Continued)
Regions Financial Corp.	5.50	09/06/35	$185,000	$182,935
Santander Holdings USA, Inc.	5.70	06/05/37	135,000	131,635
Santander Holdings USA, Inc.	6.34	05/31/35	140,000	145,073
Santander UK Group Holdings PLC	5.14	09/22/36	185,000	176,451
Sumitomo Mitsui Financial Group, Inc.	5.33	03/03/41	230,000	219,414
Truist Financial Corp.	4.92	07/28/33	185,000	179,190
Zions Bancorp N.A.	6.82	11/19/35	90,000	93,082
				16,360,124
BEVERAGES – 0.8%
Coca-Cola Consolidated, Inc.	5.45	06/01/34	95,000	95,925
Coca-Cola Femsa SAB de CV	1.85	09/01/32	130,000	107,394
Constellation Brands, Inc.	2.25	08/01/31	180,000	157,506
Constellation Brands, Inc.	4.75	05/09/32	125,000	122,369
Constellation Brands, Inc.	4.90	05/01/33	150,000	146,174
Constellation Brands, Inc.	4.95	11/01/35	90,000	85,934
Keurig Dr Pepper, Inc.	4.05	04/15/32	145,000	136,393
Keurig Dr Pepper, Inc.	5.15	05/15/35	90,000	87,484
Keurig Dr Pepper, Inc.	5.30	03/15/34	120,000	118,495
Maple Parent Holdings Corp.(1)	5.70	03/26/36	135,000	134,230
Molson Coors Beverage Co.	5.50	07/08/36	185,000	181,735
				1,373,639
BIOTECHNOLOGY – 1.3%
Amgen, Inc.	2.00	01/15/32	180,000	154,181
Amgen, Inc.	3.35	02/22/32	185,000	169,921
Amgen, Inc.	4.20	03/01/33	150,000	142,054
Amgen, Inc.	4.85	02/19/36	320,000	306,651
Amgen, Inc.	5.25	03/02/33	780,000	781,792
Biogen, Inc.	5.75	05/15/35	120,000	122,749
Bio-Rad Laboratories, Inc.	3.70	03/15/32	150,000	138,590
Royalty Pharma PLC	2.15	09/02/31	100,000	87,001
Royalty Pharma PLC	5.20	09/25/35	170,000	165,548
Royalty Pharma PLC	5.40	09/02/34	90,000	89,485
				2,157,972
BUILDING MATERIALS – 1.3%
Amrize Finance US LLC	5.40	04/07/35	180,000	179,147
Carlisle Cos, Inc.	2.20	03/01/32	105,000	89,809
Carlisle Cos, Inc.	5.25	09/15/35	95,000	92,819
Carrier Global Corp.	5.90	03/15/34	160,000	165,644
Cemex SAB de CV	5.75	06/05/36	270,000	263,420
CRH America Finance, Inc.	5.00	02/09/36	185,000	177,518
CRH America Finance, Inc.	5.40	05/21/34	135,000	134,944
CRH America Finance, Inc.	5.50	01/09/35	235,000	234,913
Eagle Materials, Inc.	5.00	03/15/36	140,000	131,934
Fortune Brands Innovations, Inc.	5.88	06/01/33	110,000	113,132
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	2.00	09/16/31	90,000	78,168
Johnson Controls International PLC/Tyco Fire & Security Finance SCA	4.90	12/01/32	120,000	118,788
Martin Marietta Materials, Inc.	5.15	12/01/34	145,000	142,033

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BUILDING MATERIALS – 1.3% (Continued)
Owens Corning	5.70	06/15/34	$145,000	$147,092
Vulcan Materials Co.	5.35	12/01/34	140,000	139,538
				2,208,899
CHEMICALS – 1.2%
CF Industries, Inc.	5.15	03/15/34	140,000	137,082
CF Industries, Inc.	5.30	11/26/35	185,000	181,009
Dow Chemical Co.	5.15	02/15/34	110,000	106,704
Dow Chemical Co.	5.65	03/15/36	120,000	117,974
Dow Chemical Co.	6.30	03/15/33	110,000	114,637
Eastman Chemical Co.	5.63	02/20/34	140,000	140,321
Eastman Chemical Co.	5.75	03/08/33	90,000	91,579
LYB International Finance III LLC	5.50	03/01/34	140,000	137,615
LYB International Finance III LLC	5.63	05/15/33	90,000	89,884
LYB International Finance III LLC	5.88	01/15/36	185,000	183,745
LYB International Finance III LLC	6.15	05/15/35	95,000	96,464
Mosaic Co.	5.45	11/15/33	90,000	89,542
Nutrien Ltd.	5.25	03/12/32	110,000	110,610
Nutrien Ltd.	5.35	05/29/36	90,000	88,051
Nutrien Ltd.	5.40	06/21/34	115,000	115,114
Sherwin-Williams Co.	2.20	03/15/32	80,000	69,165
Sherwin-Williams Co.	5.15	08/15/35	95,000	93,408
Westlake Corp.	5.55	11/15/35	110,000	106,853
				2,069,757
COMMERCIAL SERVICES – 1.4%
Equifax, Inc.	2.35	09/15/31	175,000	152,549
Equifax, Inc.	5.65	08/15/33	95,000	95,356
Global Payments, Inc.	2.90	11/15/31	125,000	109,253
Global Payments, Inc.	5.20	11/15/32	180,000	173,853
Global Payments, Inc.	5.40	08/15/32	150,000	147,813
Global Payments, Inc.	5.40	03/15/33	100,000	97,301
Global Payments, Inc.	5.55	11/15/35	320,000	304,911
Mobility Global, Inc.(1)	6.05	06/15/36	130,000	128,108
Moody’s Corp.	2.00	08/19/31	110,000	95,968
Moody’s Corp.	4.25	08/08/32	90,000	86,431
Moody’s Corp.	5.00	08/05/34	90,000	88,110
Quanta Services, Inc.	2.35	01/15/32	90,000	78,171
Quanta Services, Inc.	5.10	08/09/35	90,000	87,475
Quanta Services, Inc.	5.25	08/09/34	120,000	118,647
Triton Container International Ltd./TAL International Container Corp.	3.25	03/15/32	105,000	93,424
Triton Container International Ltd./TAL International Container Corp.	5.15	02/15/33	110,000	106,443
Verisk Analytics, Inc.	5.13	03/15/36	95,000	90,530
Verisk Analytics, Inc.	5.25	06/05/34	120,000	117,601
Verisk Analytics, Inc.	5.25	03/15/35	130,000	126,753
Verisk Analytics, Inc.	5.75	04/01/33	80,000	81,450
				2,380,147

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COMPUTERS – 2.4%
Booz Allen Hamilton, Inc.	5.90	01/30/34	$90,000	$89,060
Booz Allen Hamilton, Inc.	5.95	08/04/33	110,000	109,548
Booz Allen Hamilton, Inc.	5.95	04/15/35	130,000	127,884
Dell International LLC/EMC Corp.	4.75	10/06/32	230,000	223,593
Dell International LLC/EMC Corp.	4.85	02/01/35	160,000	152,134
Dell International LLC/EMC Corp.	5.00	02/15/34	140,000	136,014
Dell International LLC/EMC Corp.	5.10	02/15/36	230,000	221,015
Dell International LLC/EMC Corp.	5.30	04/01/32	180,000	180,725
Dell International LLC/EMC Corp.	5.40	04/15/34	184,000	182,635
Dell International LLC/EMC Corp.	5.50	04/01/35	175,000	173,953
Dell International LLC/EMC Corp.	5.75	02/01/33	185,000	188,796
Dell International LLC/EMC Corp.	8.10	07/15/36	185,000	214,664
Hewlett Packard Enterprise Co.	4.85	10/15/31	230,000	226,687
Hewlett Packard Enterprise Co.	5.00	10/15/34	375,000	359,246
Hewlett Packard Enterprise Co.	5.25	04/01/33	110,000	108,832
Hewlett Packard Enterprise Co.	6.20	10/15/35	135,000	141,335
HP, Inc.	4.20	04/15/32	125,000	118,125
HP, Inc.	5.50	01/15/33	205,000	206,505
HP, Inc.	6.10	04/25/35	90,000	92,367
Kyndryl Holdings, Inc.	3.15	10/15/31	115,000	95,827
Kyndryl Holdings, Inc.	6.35	02/20/34	95,000	89,726
Leidos, Inc.	5.00	03/15/36	145,000	137,131
Leidos, Inc.	5.40	03/15/32	90,000	90,388
Leidos, Inc.	5.50	03/15/35	100,000	98,937
Leidos, Inc.	5.75	03/15/33	135,000	136,956
NetApp, Inc.	5.50	03/17/32	120,000	121,139
NetApp, Inc.	5.70	03/17/35	110,000	110,763
				4,133,985
COSMETICS/PERSONAL CARE – 0.2%
Haleon US Capital LLC	3.63	03/24/32	365,000	338,790

DISTRIBUTION/WHOLESALE – 0.1%
LKQ Corp.	6.25	06/15/33	110,000	112,051

DIVERSIFIED FINANCIAL SERVICES – 4.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.30	01/30/32	736,000	665,587
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.40	10/29/33	280,000	244,790
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.75	01/15/33	155,000	149,361
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.95	09/10/34	205,000	196,062
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.00	11/15/35	115,000	109,451
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.30	01/19/34	125,000	123,056
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	5.38	12/15/31	140,000	140,445
Ally Financial, Inc.	5.55	07/31/33	125,000	123,145
Ally Financial, Inc.	6.18	07/26/35	135,000	135,529
Ally Financial, Inc.	8.00	11/01/31	95,000	105,007
Ally Financial, Inc.	8.00	11/01/31	355,000	391,899
American Express Co.	4.99	05/26/33	136,000	133,531
American Express Co.	5.41	02/08/41	90,000	87,901
American Express Co.	5.63	07/28/34	100,000	100,566

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 4.9% (Continued)
American Express Co.	5.92	04/25/35	$90,000	$91,929
Apollo Global Management, Inc.	6.00	12/15/54	90,000	86,323
Blue Owl Finance LLC	6.25	04/18/34	185,000	179,171
Capital One Financial Corp.	2.62	11/02/32	95,000	83,511
Capital One Financial Corp.	5.20	09/11/36	270,000	258,161
Capital One Financial Corp.	5.27	05/10/33	205,000	203,176
Capital One Financial Corp.	5.40	01/30/37	280,000	270,838
Capital One Financial Corp.	5.82	02/01/34	235,000	237,908
Capital One Financial Corp.	5.88	07/26/35	180,000	181,966
Capital One Financial Corp.	6.05	02/01/35	190,000	194,182
Capital One Financial Corp.	6.18	01/30/36	330,000	330,824
Capital One Financial Corp.	6.38	06/08/34	325,000	338,575
Capital One Financial Corp.	6.70	11/29/32	135,000	144,849
Capital One Financial Corp.	7.96	11/02/34	180,000	203,714
Jefferies Financial Group, Inc.	2.63	10/15/31	180,000	155,926
Jefferies Financial Group, Inc.	2.75	10/15/32	95,000	80,509
Jefferies Financial Group, Inc.	5.50	02/15/36	285,000	269,765
Jefferies Financial Group, Inc.	6.20	04/14/34	280,000	282,836
Jefferies Financial Group, Inc.	6.25	01/15/36	85,000	85,437
LPL Holdings, Inc.	5.65	03/15/35	100,000	97,669
LPL Holdings, Inc.	5.75	06/15/35	90,000	88,547
LPL Holdings, Inc.	6.00	05/20/34	85,000	85,607
Nasdaq, Inc.	5.55	02/15/34	210,000	212,437
Nomura Holdings, Inc.	3.00	01/22/32	135,000	120,295
Nomura Holdings, Inc.	5.49	06/29/35	90,000	89,645
Nomura Holdings, Inc.	5.55	07/14/36	185,000	181,480
Nomura Holdings, Inc.	5.78	07/03/34	185,000	187,757
Nomura Holdings, Inc.	6.09	07/12/33	105,000	108,898
Nomura Holdings, Inc.	6.18	01/18/33	150,000	156,097
Sumisho Air Lease Corp.	2.88	01/15/32	140,000	123,961
Sumisho Air Lease Corp.(1)	5.50	03/24/36	90,000	87,756
Synchrony Financial	2.88	10/28/31	140,000	122,584
Synchrony Financial	6.00	07/29/36	95,000	93,695
Synchrony Financial	6.28	07/31/37	90,000	89,972
				8,232,330
ELECTRIC – 9.3%
AEP Texas, Inc.	4.70	05/15/32	90,000	88,006
AEP Texas, Inc.	5.20	04/15/36	135,000	130,434
AEP Texas, Inc.	5.70	05/15/34	105,000	106,241
AES Corp.	5.80	03/15/32	145,000	145,748
Ameren Corp.	5.38	03/15/35	135,000	133,734
American Electric Power Co., Inc.	5.63	03/01/33	160,000	163,389
American Electric Power Co., Inc.	5.95	11/01/32	90,000	93,648
American Electric Power Co., Inc.	6.05	03/15/56	260,000	255,040
American Electric Power Co., Inc.	6.95	12/15/54	125,000	131,671
Appalachian Power Co.	4.50	08/01/32	90,000	87,108
Arizona Public Service Co.	5.10	03/15/36	115,000	110,843
Arizona Public Service Co.	5.55	08/01/33	90,000	90,930

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 9.3% (Continued)
Arizona Public Service Co.	5.70	08/15/34	$130,000	$131,959
CMS Energy Corp.	6.50	06/01/55	185,000	187,097
Constellation Energy Generation LLC	4.80	01/15/32	110,000	107,902
Constellation Energy Generation LLC	5.30	06/01/36	160,000	155,533
Constellation Energy Generation LLC	5.80	03/01/33	110,000	113,074
Constellation Energy Generation LLC	6.13	01/15/34	90,000	93,913
Dominion Energy, Inc.	2.25	08/15/31	145,000	127,229
Dominion Energy, Inc.	5.25	08/01/33	92,000	91,160
Dominion Energy, Inc.	5.35	06/15/36	150,000	145,976
Dominion Energy, Inc.	5.38	11/15/32	160,000	161,169
Dominion Energy, Inc.	5.45	03/15/35	130,000	128,587
Dominion Energy, Inc.	5.95	06/15/35	90,000	92,334
Dominion Energy, Inc.	6.15	12/15/56	185,000	183,219
Dominion Energy, Inc.	6.20	02/15/56	245,000	241,688
Dominion Energy, Inc.	6.63	05/15/55	230,000	232,069
Dominion Energy, Inc.	7.00	06/01/54	190,000	198,060
DTE Energy Co.	5.05	10/01/35	100,000	96,184
DTE Energy Co.	5.85	06/01/34	160,000	164,273
DTE Energy Co.	6.20	07/01/58	185,000	184,493
Duke Energy Corp.	4.50	08/15/32	215,000	207,812
Duke Energy Corp.	4.95	09/15/35	185,000	177,338
Duke Energy Corp.	5.45	06/15/34	135,000	135,549
Duke Energy Corp.	5.75	09/15/33	110,000	112,871
Duke Energy Corp.	6.45	09/01/54	185,000	189,582
Edison International	5.25	03/15/32	100,000	97,774
Entergy Corp.	6.10	06/15/56	130,000	127,854
Eversource Energy	3.38	03/01/32	120,000	109,417
Eversource Energy	5.13	05/15/33	140,000	137,807
Eversource Energy	5.50	01/01/34	120,000	120,157
Eversource Energy	5.95	07/15/34	140,000	143,768
Eversource Energy	6.10	08/15/56	135,000	134,149
Exelon Corp.	3.35	03/15/32	100,000	91,434
Exelon Corp.	4.95	03/15/36	145,000	137,671
Exelon Corp.	5.30	03/15/33	160,000	160,028
Exelon Corp.	5.45	03/15/34	120,000	120,159
Exelon Corp.	5.63	06/15/35	85,000	85,260
Exelon Corp.	6.50	03/15/55	190,000	193,041
Iberdrola International BV	6.75	07/15/36	90,000	98,754
Interstate Power & Light Co.	5.60	06/29/35	110,000	110,612
National Grid PLC	5.41	06/09/36	140,000	136,520
National Grid PLC	5.42	01/11/34	140,000	139,851
National Grid PLC	5.81	06/12/33	145,000	148,650
NextEra Energy Capital Holdings, Inc.	2.44	01/15/32	190,000	165,631
NextEra Energy Capital Holdings, Inc.	5.00	07/15/32	185,000	183,735
NextEra Energy Capital Holdings, Inc.	5.05	02/28/33	185,000	182,371
NextEra Energy Capital Holdings, Inc.	5.25	03/15/34	200,000	198,605
NextEra Energy Capital Holdings, Inc.	5.30	03/15/32	140,000	140,928
NextEra Energy Capital Holdings, Inc.	5.45	03/15/35	180,000	178,374
NextEra Energy Capital Holdings, Inc.	6.00	10/01/56	180,000	176,981

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 9.3% (Continued)
NextEra Energy Capital Holdings, Inc.	6.50	08/15/55	$195,000	$196,094
NextEra Energy Capital Holdings, Inc.	6.75	06/15/54	215,000	220,791
Pacific Gas & Electric Co.	5.05	11/15/31	145,000	143,451
Pacific Gas & Electric Co.	5.05	10/15/32	155,000	152,194
Pacific Gas & Electric Co.	5.20	05/01/36	180,000	171,392
Pacific Gas & Electric Co.	5.25	02/01/32	130,000	129,637
Pacific Gas & Electric Co.	5.70	03/01/35	185,000	183,916
Pacific Gas & Electric Co.	5.80	05/15/34	200,000	201,526
Pacific Gas & Electric Co.	5.90	06/15/32	105,000	107,506
Pacific Gas & Electric Co.	6.00	08/15/35	165,000	167,308
Pacific Gas & Electric Co.	6.15	01/15/33	155,000	159,990
Pacific Gas & Electric Co.	6.40	06/15/33	210,000	219,674
Pacific Gas & Electric Co.	6.95	03/15/34	145,000	155,964
PacifiCorp	5.45	04/15/33	145,000	145,074
PacifiCorp	5.45	02/15/34	200,000	198,582
PacifiCorp	5.80	04/15/36	160,000	160,516
PPL Capital Funding, Inc.	5.25	09/01/34	140,000	138,220
Public Service Co. of Oklahoma	5.20	01/15/35	120,000	117,071
Public Service Co. of Oklahoma	5.45	01/15/36	150,000	148,119
Public Service Enterprise Group, Inc.	2.45	11/15/31	125,000	109,767
Public Service Enterprise Group, Inc.	5.45	04/01/34	105,000	105,137
Puget Energy, Inc.	5.73	03/15/35	110,000	108,627
Sempra	5.25	03/15/36	150,000	144,853
Sempra	5.50	08/01/33	130,000	131,216
Sempra	6.40	10/01/54	234,000	232,549
Sempra	6.55	04/01/55	110,000	109,924
Sierra Pacific Power Co.	6.38	09/15/56	110,000	109,540
Southern Co.	4.25	07/01/36	90,000	81,181
Southern Co.	4.85	03/15/35	135,000	129,211
Southern Co.	5.20	06/15/33	135,000	134,047
Southern Co.	5.70	10/15/32	90,000	92,576
Southern Co.	5.70	03/15/34	200,000	203,758
Southern Co.	6.00	04/01/58	240,000	238,142
Southern Co.	6.38	03/15/55	330,000	334,179
Southern Power Co.	4.90	10/01/35	120,000	114,024
Southwestern Electric Power Co.	5.20	04/01/36	110,000	106,288
Southwestern Electric Power Co.	5.30	04/01/33	110,000	109,593
System Energy Resources, Inc.	5.30	12/15/34	99,000	97,053
Vistra Operations Co. LLC(1)	5.25	04/30/33	185,000	180,754
Vistra Operations Co. LLC(1)	5.55	04/30/36	275,000	267,909
Wisconsin Power & Light Co.	3.95	09/01/32	105,000	98,957
Xcel Energy, Inc.	4.60	06/01/32	130,000	126,145
Xcel Energy, Inc.	5.45	08/15/33	145,000	145,438
Xcel Energy, Inc.	5.50	03/15/34	155,000	154,781
Xcel Energy, Inc.	5.60	04/15/35	140,000	140,041
Xcel Energy, Inc.	5.75	12/03/56	145,000	142,196
				15,780,305

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRONICS – 0.9%
Allegion US Holding Co., Inc.	5.41	07/01/32	$110,000	$111,071
Arrow Electronics, Inc.	2.95	02/15/32	90,000	79,068
Arrow Electronics, Inc.	5.88	04/10/34	95,000	96,025
Flex Ltd.	5.25	01/15/32	125,000	123,228
Flex Ltd.	5.38	11/13/35	110,000	105,252
Fortive Corp.	5.25	05/15/36	95,000	92,442
Hubbell, Inc.	4.90	06/15/33	125,000	122,103
Hubbell, Inc.	5.15	06/15/36	135,000	131,207
Jabil, Inc.	4.75	02/01/33	90,000	86,387
Keysight Technologies, Inc.	4.95	10/15/34	110,000	106,440
nVent Finance Sarl	5.65	05/15/33	85,000	86,160
TD SYNNEX Corp.	5.30	10/10/35	105,000	100,527
TD SYNNEX Corp.	6.10	04/12/34	115,000	117,154
Trimble, Inc.	6.10	03/15/33	150,000	154,574
				1,511,638
ENGINEERING & CONSTRUCTION – 0.1%
Jacobs Engineering Group, Inc.	5.90	03/01/33	95,000	96,750
Jacobs Solutions, Inc.	5.38	03/03/36	90,000	86,664
				183,414
ENVIRONMENTAL CONTROL – 0.2%
Veralto Corp.	4.85	01/15/32	135,000	133,414
Veralto Corp.	5.45	09/18/33	130,000	131,055
				264,469
FOOD – 2.7%
Campbell’s Co.	4.75	03/23/35	150,000	137,342
Campbell’s Co.	5.40	03/21/34	180,000	173,840
Conagra Brands, Inc.	5.40	08/01/31	90,000	89,929
Conagra Brands, Inc.	5.75	08/01/35	90,000	89,253
Flowers Foods, Inc.	5.75	03/15/35	95,000	89,627
General Mills, Inc.	2.25	10/14/31	85,000	74,225
General Mills, Inc.	4.95	03/29/33	190,000	186,057
General Mills, Inc.	5.25	01/30/35	140,000	137,761
J M Smucker Co.	4.25	03/15/35	120,000	109,893
J M Smucker Co.	6.20	11/15/33	185,000	194,412
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	3.00	05/15/32	190,000	167,629
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	3.63	01/15/32	165,000	151,606
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	5.50	01/15/36	225,000	220,035
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	5.75	04/01/33	303,000	307,497
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	5.95	04/20/35	195,000	197,694
Kraft Heinz Foods Co.	5.00	07/15/35	115,000	109,934
Kraft Heinz Foods Co.	5.20	03/15/32	90,000	90,162
Kraft Heinz Foods Co.	5.40	03/15/35	90,000	89,041
Kroger Co.	5.00	09/15/34	410,000	397,251
McCormick & Co., Inc./MD	4.70	10/15/34	100,000	95,037
McCormick & Co., Inc./MD	4.95	04/15/33	85,000	83,388
Mondelez International, Inc.	1.88	10/15/32	115,000	97,107
Mondelez International, Inc.	3.00	03/17/32	135,000	121,489

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 2.7% (Continued)
Mondelez International, Inc.	4.75	08/28/34	$90,000	$86,699
Pilgrim’s Pride Corp.	3.50	03/01/32	160,000	144,121
Pilgrim’s Pride Corp.	6.25	07/01/33	118,000	121,438
Pilgrim’s Pride Corp.	6.88	05/15/34	100,000	106,566
Sysco Corp.	4.95	03/25/36	120,000	113,078
Sysco Corp.	5.40	03/23/35	100,000	98,610
Sysco Corp.	6.00	01/17/34	90,000	92,947
Tyson Foods, Inc.	4.88	08/15/34	105,000	100,768
Tyson Foods, Inc.	4.95	02/20/36	90,000	85,789
Tyson Foods, Inc.	5.70	03/15/34	160,000	162,436
				4,522,661
FOREST PRODUCTS & PAPER – 0.2%
Suzano Austria GmbH	3.13	01/15/32	185,000	162,473
Suzano Netherlands BV	5.50	01/15/36	185,000	176,944
				339,417
GAS – 0.7%
National Fuel Gas Co.	5.05	10/15/31	85,000	83,874
National Fuel Gas Co.	5.50	05/15/36	95,000	92,177
National Fuel Gas Co.	5.95	03/15/35	90,000	91,547
NiSource, Inc.	5.30	05/18/36	135,000	132,102
NiSource, Inc.	5.35	04/01/34	115,000	115,066
NiSource, Inc.	5.35	07/15/35	180,000	177,816
NiSource, Inc.	6.38	03/31/55	90,000	91,441
Southern Co. Gas Capital Corp.	5.15	09/15/32	89,000	89,247
Southern Co. Gas Capital Corp.	5.75	09/15/33	90,000	92,278
Southern Co. Gas Capital Corp.	6.05	09/15/56	90,000	89,588
Southwest Gas Corp.	4.05	03/15/32	110,000	104,118
				1,159,254
HAND/MACHINE TOOLS – 0.0%
Stanley Black & Decker, Inc.	3.00	05/15/32	90,000	80,358

HEALTHCARE-PRODUCTS – 1.6%
Agilent Technologies, Inc.	4.75	09/09/34	110,000	105,966
Agilent Technologies, Inc.(1)	4.90	01/15/32	115,000	113,990
Augusta SpinCo Corp.	4.95	03/23/33	140,000	137,432
Augusta SpinCo Corp.	5.25	03/23/36	135,000	132,624
Baxter International, Inc.	2.54	02/01/32	285,000	243,781
Baxter International, Inc.	5.65	12/15/35	185,000	180,913
GE HealthCare Technologies, Inc.	4.95	12/15/35	120,000	114,774
GE HealthCare Technologies, Inc.	5.50	06/15/35	160,000	159,731
GE HealthCare Technologies, Inc.	5.91	11/22/32	320,000	332,283
Revvity, Inc.	2.25	09/15/31	90,000	78,283
Smith & Nephew PLC	5.40	03/20/34	120,000	118,736
Solventum Corp.	5.60	03/23/34	305,000	307,073
Stryker Corp.	4.63	09/11/34	135,000	129,515
Stryker Corp.	5.20	02/10/35	190,000	188,455

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-PRODUCTS – 1.6% (Continued)
Zimmer Biomet Holdings, Inc.	2.60	11/24/31	$140,000	$124,159
Zimmer Biomet Holdings, Inc.	5.20	09/15/34	130,000	127,746
Zimmer Biomet Holdings, Inc.	5.50	02/19/35	110,000	109,973
				2,705,434
HEALTHCARE-SERVICES – 3.4%
Aetna, Inc.	6.63	06/15/36	145,000	154,874
Cigna Group	4.88	09/15/32	230,000	226,714
Cigna Group	5.25	02/15/34	230,000	228,489
Cigna Group	5.25	01/15/36	275,000	269,774
Cigna Group	5.40	03/15/33	155,000	156,542
Elevance Health, Inc.	4.10	05/15/32	105,000	99,687
Elevance Health, Inc.	4.60	09/15/32	135,000	131,025
Elevance Health, Inc.	4.75	02/15/33	190,000	184,547
Elevance Health, Inc.	4.95	11/01/31	140,000	139,227
Elevance Health, Inc.	5.00	01/15/36	185,000	178,031
Elevance Health, Inc.	5.20	02/15/35	220,000	216,399
Elevance Health, Inc.	5.38	06/15/34	185,000	184,739
Elevance Health, Inc.	5.50	10/15/32	115,000	116,909
HCA, Inc.	3.63	03/15/32	356,000	327,919
HCA, Inc.	4.60	11/15/32	205,000	197,161
HCA, Inc.	4.90	11/15/35	185,000	175,110
HCA, Inc.	5.00	05/15/33	135,000	131,686
HCA, Inc.	5.30	05/15/36	230,000	222,992
HCA, Inc.	5.45	09/15/34	230,000	228,549
HCA, Inc.	5.50	03/01/32	125,000	126,340
HCA, Inc.	5.50	06/01/33	240,000	241,095
HCA, Inc.	5.60	04/01/34	235,000	236,216
HCA, Inc.	5.75	03/01/35	280,000	282,525
Humana, Inc.	2.15	02/03/32	145,000	124,353
Humana, Inc.	5.55	05/01/35	140,000	137,629
Humana, Inc.	5.88	03/01/33	140,000	142,424
Humana, Inc.	5.95	03/15/34	155,000	157,491
Icon Investments Six DAC	6.00	05/08/34	90,000	90,988
Laboratory Corp. of America Holdings	4.55	04/01/32	95,000	92,482
Laboratory Corp. of America Holdings	4.80	10/01/34	155,000	148,643
Quest Diagnostics, Inc.	5.00	12/15/34	155,000	151,646
Quest Diagnostics, Inc.	5.00	06/30/36	90,000	86,773
Quest Diagnostics, Inc.	6.40	11/30/33	145,000	154,707
Universal Health Services, Inc.	5.05	10/15/34	95,000	89,512
				5,833,198
HOME BUILDERS – 0.1%
Meritage Homes Corp.	5.65	03/15/35	90,000	89,370
Toll Brothers Finance Corp.	5.60	06/15/35	95,000	94,701
				184,071

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 0.2%
Avery Dennison Corp.	2.25	02/15/32	$90,000	$77,656
Church & Dwight Co., Inc.	5.60	11/15/32	90,000	92,852
Clorox Co.	4.60	05/01/32	110,000	106,874
Clorox Co.	5.25	05/15/36	105,000	102,358
				379,740
INSURANCE – 3.7%
AEGON Funding Co. LLC	5.63	05/07/36	90,000	87,751
Allstate Corp.	5.25	03/30/33	135,000	135,540
Allstate Corp.	5.55	05/09/35	100,000	100,891
American National Group, Inc.	6.00	07/15/35	130,000	126,924
Aon Corp./Aon Global Holdings PLC	2.60	12/02/31	95,000	83,999
Aon Corp./Aon Global Holdings PLC	5.00	09/12/32	85,000	84,342
Aon Corp./Aon Global Holdings PLC	5.35	02/28/33	136,000	136,671
Aon North America, Inc.	5.45	03/01/34	325,000	325,611
Arthur J Gallagher & Co.	5.00	02/15/32	90,000	89,261
Arthur J Gallagher & Co.	5.15	02/15/35	280,000	272,770
Arthur J Gallagher & Co.	5.45	07/15/34	95,000	94,686
Athene Holding Ltd.	5.88	01/15/34	110,000	109,732
Athene Holding Ltd.	6.63	10/15/54	110,000	103,717
Athene Holding Ltd.	6.88	06/28/55	110,000	103,661
Brown & Brown, Inc.	4.20	03/17/32	100,000	93,951
Brown & Brown, Inc.	5.25	06/23/32	90,000	88,938
Brown & Brown, Inc.	5.55	06/23/35	190,000	186,463
Brown & Brown, Inc.	5.65	06/11/34	110,000	109,336
CNA Financial Corp.	5.13	02/15/34	95,000	92,578
CNA Financial Corp.	5.20	08/15/35	90,000	86,767
CNA Financial Corp.	5.50	06/15/33	90,000	90,233
CNO Financial Group, Inc.	6.45	06/15/34	135,000	138,675
Corebridge Financial, Inc.	3.90	04/05/32	280,000	259,855
Corebridge Financial, Inc.	5.75	01/15/34	140,000	141,548
Corebridge Financial, Inc.	6.38	09/15/54	140,000	137,477
Enstar Group Ltd.	3.10	09/01/31	95,000	83,967
Equitable Holdings, Inc.	5.59	01/11/33	90,000	91,145
Equitable Holdings, Inc.	6.70	03/28/55	90,000	91,276
F&G Annuities & Life, Inc.	6.25	10/04/34	90,000	87,049
Fairfax Financial Holdings Ltd.	5.63	08/16/32	140,000	141,861
Fairfax Financial Holdings Ltd.	6.00	12/07/33	140,000	143,952
First American Financial Corp.	2.40	08/15/31	120,000	103,784
Hanover Insurance Group, Inc.	5.50	09/01/35	95,000	93,649
Lincoln National Corp.	5.35	11/15/35	90,000	86,865
Lincoln National Corp.	6.80	07/15/56	95,000	93,950
Mercury General Corp.	6.25	06/15/36	100,000	99,572
MetLife, Inc.	5.85	03/15/56	185,000	180,280
MetLife, Inc.	6.35	03/15/55	185,000	187,749
Old Republic International Corp.	5.70	06/01/36	130,000	127,879
Primerica, Inc.	2.80	11/19/31	105,000	93,484
Prudential Financial, Inc.	5.13	03/01/52	180,000	175,183
Prudential Financial, Inc.	6.00	09/01/52	220,000	221,471

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INSURANCE – 3.7% (Continued)
Prudential Financial, Inc.	6.25	06/15/56	$145,000	$143,849
Prudential Financial, Inc.	6.50	03/15/54	180,000	183,980
Prudential Financial, Inc.	6.75	03/01/53	90,000	93,505
Reinsurance Group of America, Inc.	5.75	09/15/34	125,000	126,058
Reinsurance Group of America, Inc.	6.65	09/15/55	130,000	129,939
Willis North America, Inc.	5.35	05/15/33	140,000	139,797
				6,201,621
INTERNET – 0.9%
Airbnb, Inc.	5.25	03/16/36	150,000	146,234
AppLovin Corp.	5.38	12/01/31	180,000	180,282
AppLovin Corp.	5.50	12/01/34	190,000	187,170
Expedia Group, Inc.	5.40	02/15/35	185,000	180,130
Expedia Group, Inc.	5.50	04/15/36	185,000	179,560
MercadoLibre, Inc.	4.90	01/15/33	140,000	135,109
Uber Technologies, Inc.	4.80	09/15/34	275,000	263,665
Uber Technologies, Inc.	4.80	09/15/35	230,000	218,298
VeriSign, Inc.	5.25	06/01/32	95,000	94,828
				1,585,276
INVESTMENT COMPANIES – 0.9%
Apollo Debt Solutions BDC	6.55	03/15/32	150,000	150,541
Ares Capital Corp.	3.20	11/15/31	120,000	104,528
Ares Capital Corp.	5.80	03/08/32	190,000	186,968
Ares Strategic Income Fund	6.20	03/21/32	140,000	138,052
Blackstone Private Credit Fund	6.00	01/29/32	190,000	185,774
Blackstone Private Credit Fund	6.00	11/22/34	145,000	137,838
Blue Owl Credit Income Corp.(1)	6.55	10/15/31	90,000	88,908
HA Sustainable Infrastructure Capital, Inc.(1)	5.95	07/15/33	185,000	183,056
HA Sustainable Infrastructure Capital, Inc.	6.38	07/01/34	185,000	185,598
HPS Corporate Lending Fund(1)	6.30	08/19/31	110,000	108,887
				1,470,150
IRON/STEEL – 0.7%
ArcelorMittal SA	5.38	05/19/36	190,000	184,820
ArcelorMittal SA	6.00	06/17/34	85,000	87,508
ArcelorMittal SA	6.80	11/29/32	185,000	200,716
Gerdau Trade, Inc.	5.75	06/09/35	120,000	121,323
Steel Dynamics, Inc.	5.25	05/15/35	135,000	132,849
Steel Dynamics, Inc.	5.38	08/15/34	110,000	109,636
Vale Overseas Ltd.	6.13	06/12/33	275,000	285,534
				1,122,386
LEISURE TIME – 0.3%
Brunswick Corp./DE	2.40	08/18/31	100,000	86,678
Royal Caribbean Cruises Ltd.	4.75	05/15/33	235,000	225,055
Royal Caribbean Cruises Ltd.	5.38	01/15/36	275,000	266,392
				578,125

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
LODGING – 0.9%
Choice Hotels International, Inc.	5.85	08/01/34	$110,000	$109,742
Hyatt Hotels Corp.	5.75	03/30/32	85,000	86,542
Las Vegas Sands Corp.	5.65	05/18/33	95,000	93,818
Las Vegas Sands Corp.	6.20	08/15/34	90,000	90,941
Marriott International, Inc./MD	2.75	10/15/33	125,000	106,711
Marriott International, Inc./MD	3.50	10/15/32	180,000	163,849
Marriott International, Inc./MD	4.50	10/15/31	90,000	87,881
Marriott International, Inc./MD	4.50	05/01/33	120,000	114,540
Marriott International, Inc./MD	5.10	04/15/32	95,000	95,050
Marriott International, Inc./MD	5.25	10/15/35	110,000	107,761
Marriott International, Inc./MD	5.30	05/15/34	190,000	188,126
Marriott International, Inc./MD	5.35	03/15/35	190,000	187,915
Sands China Ltd.	3.25	08/08/31	110,000	99,445
				1,532,321
MACHINERY-CONSTRUCTION & MINING – 0.2%
GE Vernova, Inc.	4.88	02/04/36	185,000	177,846
Vertiv Holdings Co.	4.85	03/15/36	110,000	103,793
				281,639
MACHINERY-DIVERSIFIED – 0.9%
AGCO Corp.	5.80	03/21/34	130,000	130,618
Flowserve Corp.	2.80	01/15/32	95,000	83,300
Flowserve Corp.	5.70	05/15/36	90,000	88,099
Ingersoll Rand, Inc.	5.45	06/15/34	140,000	140,701
Ingersoll Rand, Inc.	5.70	08/14/33	185,000	189,262
Nordson Corp.	5.80	09/15/33	95,000	97,220
Otis Worldwide Corp.	5.13	11/19/31	110,000	110,563
Otis Worldwide Corp.	5.13	09/04/35	90,000	88,125
Regal Rexnord Corp.	6.40	04/15/33	225,000	234,801
Westinghouse Air Brake Technologies Corp.	5.50	05/29/35	135,000	135,130
Westinghouse Air Brake Technologies Corp.	5.61	03/11/34	95,000	96,066
Xylem, Inc./NY	5.20	06/01/33	90,000	90,148
Xylem, Inc./NY	5.45	06/01/36	95,000	95,089
				1,579,122
MEDIA – 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital	2.30	02/01/32	185,000	153,841
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	04/01/33	185,000	165,962
Charter Communications Operating LLC/Charter Communications Operating Capital	5.85	12/01/35	235,000	219,634
Charter Communications Operating LLC/Charter Communications Operating Capital	6.38	10/23/35	365,000	353,373
Charter Communications Operating LLC/Charter Communications Operating Capital	6.55	06/01/34	280,000	276,926
Charter Communications Operating LLC/Charter Communications Operating Capital	6.65	02/01/34	165,000	164,172
FactSet Research Systems, Inc.	3.45	03/01/32	95,000	85,438
Fox Corp.	6.50	10/13/33	230,000	241,497

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 2.3% (Continued)
Space Exploration Technologies Corp.(1)	5.65	07/15/33	$1,105,000	$1,059,341
Space Exploration Technologies Corp.(1)	5.88	07/15/36	1,110,000	1,038,626
Time Warner Cable Enterprises LLC	8.38	07/15/33	185,000	201,725
				3,960,535
MINING – 0.3%
Freeport-McMoRan, Inc.	5.40	11/14/34	135,000	134,630
Southern Copper Corp.	5.35	06/24/36	235,000	228,813
Southern Copper Corp.	7.50	07/27/35	185,000	209,063
				572,506
MISCELLANEOUS MANUFACTURER – 0.1%
Textron, Inc.	4.95	03/15/36	95,000	90,767
Textron, Inc.	5.50	05/15/35	90,000	89,886
				180,653
OFFICE/BUSINESS EQUIPMENT – 0.2%
CDW LLC/CDW Finance Corp.	3.57	12/01/31	173,000	156,981
CDW LLC/CDW Finance Corp.	5.55	08/22/34	115,000	111,517
				268,498
OIL & GAS – 3.2%
Antero Resources Corp.	5.40	02/01/36	140,000	134,822
Canadian Natural Resources Ltd.	5.40	12/15/34	135,000	134,244
Cenovus Energy, Inc.	2.65	01/15/32	95,000	84,145
Cenovus Energy, Inc.	5.40	03/20/36	90,000	87,753
Devon Energy Corp.	5.20	09/15/34	230,000	226,359
Devon Energy Corp.(1)	5.40	02/15/35	125,000	123,385
Devon Energy Corp.	7.88	09/30/31	125,000	141,155
Diamondback Energy, Inc.	5.40	04/18/34	240,000	239,454
Diamondback Energy, Inc.	5.55	04/01/35	225,000	225,997
Diamondback Energy, Inc.	6.25	03/15/33	205,000	215,008
EQT Corp.	5.75	02/01/34	140,000	141,308
Expand Energy Corp.	4.75	02/01/32	210,000	203,441
Expand Energy Corp.	5.70	01/15/35	140,000	139,233
Helmerich & Payne, Inc.	2.90	09/29/31	90,000	79,962
Helmerich & Payne, Inc.	5.50	12/01/34	110,000	106,575
HF Sinclair Corp.	5.50	09/01/32	95,000	95,056
HF Sinclair Corp.	6.25	01/15/35	140,000	143,851
Marathon Petroleum Corp.	5.70	03/01/35	165,000	166,702
Occidental Petroleum Corp.	5.38	01/01/32	180,000	181,478
Occidental Petroleum Corp.	5.55	10/01/34	220,000	221,083
Ovintiv, Inc.	6.25	07/15/33	113,000	117,631
Ovintiv, Inc.	6.50	08/15/34	110,000	115,897
Ovintiv, Inc.	7.38	11/01/31	90,000	98,347
Patterson-UTI Energy, Inc.	6.05	05/15/36	95,000	93,433
Phillips 66 Co.	4.65	11/15/34	185,000	176,121
Phillips 66 Co.	4.95	03/15/35	110,000	106,805
Phillips 66 Co.	5.30	06/30/33	165,000	165,135
Phillips 66 Co.	6.20	03/15/56	185,000	184,259

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.2% (Continued)
Suncor Energy, Inc.	5.95	12/01/34	$95,000	$97,422
Suncor Energy, Inc.	7.15	02/01/32	90,000	98,135
Valero Energy Corp.	5.15	03/10/36	155,000	149,872
Valero Energy Corp.	7.50	04/15/32	135,000	151,017
Viper Energy Partners LLC	5.70	08/01/35	205,000	204,314
Woodside Finance Ltd.	5.10	09/12/34	230,000	222,614
Woodside Finance Ltd.	5.70	05/19/32	90,000	91,813
Woodside Finance Ltd.	6.00	05/19/35	230,000	234,827
				5,398,653
OIL & GAS SERVICES – 0.1%
Halliburton Co.	4.85	11/15/35	180,000	170,814

PACKAGING & CONTAINERS – 0.9%
Amcor Finance USA, Inc.	5.63	05/26/33	94,000	95,162
Amcor Flexibles North America, Inc.	5.13	03/12/36	140,000	135,073
Amcor Flexibles North America, Inc.	5.50	03/17/35	135,000	134,843
Berry Global, Inc.	5.65	01/15/34	145,000	146,032
Packaging Corp. of America	5.20	08/15/35	90,000	88,344
Smurfit Kappa Treasury ULC	5.44	04/03/34	190,000	190,053
Smurfit Westrock Financing DAC	5.19	01/15/36	140,000	135,861
Smurfit Westrock Financing DAC	5.42	01/15/35	160,000	158,937
Sonoco Products Co.	2.85	02/01/32	90,000	80,028
Sonoco Products Co.	5.00	09/01/34	130,000	125,462
WRKCo, Inc.	3.00	06/15/33	110,000	95,528
WRKCo, Inc.	4.20	06/01/32	90,000	85,679
				1,471,002
PHARMACEUTICALS – 1.9%
Becton Dickinson & Co.	4.30	08/22/32	90,000	86,277
Becton Dickinson & Co.	5.11	02/08/34	100,000	98,757
Cardinal Health, Inc.	5.35	11/15/34	190,000	188,743
Cardinal Health, Inc.	5.45	02/15/34	85,000	85,352
Cencora, Inc.	4.60	02/13/33	90,000	87,101
Cencora, Inc.	4.90	02/13/36	185,000	177,179
Cencora, Inc.	5.13	02/15/34	100,000	98,626
Cencora, Inc.	5.15	02/15/35	125,000	122,855
CVS Health Corp.	2.13	09/15/31	180,000	156,113
CVS Health Corp.	4.88	07/20/35	125,000	118,779
CVS Health Corp.	5.00	09/15/32	140,000	138,791
CVS Health Corp.	5.25	02/21/33	330,000	330,221
CVS Health Corp.	5.30	06/01/33	225,000	224,354
CVS Health Corp.	5.45	09/15/35	275,000	272,255
CVS Health Corp.	5.70	06/01/34	230,000	233,052
Takeda Pharmaceutical Co. Ltd.	5.30	07/05/34	205,000	203,754
Takeda US Financing, Inc.	5.20	07/07/35	304,000	297,821
Zoetis, Inc.	5.00	08/17/35	190,000	184,138
Zoetis, Inc.	5.60	11/16/32	140,000	143,360
				3,247,528

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.8%
Boardwalk Pipelines LP	3.60	09/01/32	$85,000	$77,889
Boardwalk Pipelines LP	5.38	02/15/36	90,000	87,766
Boardwalk Pipelines LP	5.63	08/01/34	125,000	125,169
Cheniere Energy Partners LP	3.25	01/31/32	220,000	199,005
Cheniere Energy Partners LP	5.55	10/30/35	190,000	189,009
Cheniere Energy Partners LP	5.75	08/15/34	215,000	217,819
Cheniere Energy Partners LP	5.95	06/30/33	260,000	267,772
Cheniere Energy, Inc.(1)	5.20	07/30/36	185,000	179,023
Cheniere Energy, Inc.	5.65	04/15/34	260,000	262,670
Eastern Energy Gas Holdings LLC	5.80	01/15/35	130,000	132,020
Enbridge, Inc.	2.50	08/01/33	175,000	146,961
Enbridge, Inc.	5.20	11/20/35	90,000	87,711
Enbridge, Inc.	5.45	03/27/36	185,000	183,140
Enbridge, Inc.	5.55	06/20/35	170,000	169,940
Enbridge, Inc.	5.63	04/05/34	225,000	227,609
Enbridge, Inc.	5.70	03/08/33	425,000	433,553
Enbridge, Inc.	7.20	06/27/54	135,000	142,157
Energy Transfer LP	4.90	03/15/35	110,000	104,693
Energy Transfer LP	5.35	01/15/36	185,000	180,901
Energy Transfer LP	5.55	05/15/34	230,000	229,875
Energy Transfer LP	5.60	09/01/34	225,000	225,752
Energy Transfer LP	5.70	04/01/35	225,000	226,563
Energy Transfer LP	5.75	02/15/33	280,000	286,008
Energy Transfer LP	6.55	12/01/33	275,000	292,970
Kinder Morgan Energy Partners LP	5.80	03/15/35	110,000	112,079
Kinder Morgan Energy Partners LP	7.30	08/15/33	90,000	99,820
Kinder Morgan, Inc.	4.80	02/01/33	135,000	131,581
Kinder Morgan, Inc.	5.20	06/01/33	275,000	274,470
Kinder Morgan, Inc.	5.30	12/01/34	140,000	138,322
Kinder Morgan, Inc.	5.40	02/01/34	185,000	185,388
Kinder Morgan, Inc.	5.85	06/01/35	135,000	138,257
Kinder Morgan, Inc.	7.75	01/15/32	175,000	196,498
Kinder Morgan, Inc.	7.80	08/01/31	100,000	112,176
MPLX LP	4.95	09/01/32	180,000	177,016
MPLX LP	5.00	01/15/33	150,000	146,911
MPLX LP	5.00	03/01/33	195,000	190,865
MPLX LP	5.30	04/01/36	185,000	179,101
MPLX LP	5.40	04/01/35	185,000	181,782
MPLX LP	5.40	09/15/35	275,000	269,662
MPLX LP	5.50	06/01/34	305,000	303,908
ONEOK, Inc.	4.75	10/15/31	230,000	225,165
ONEOK, Inc.	4.95	10/15/32	154,000	151,094
ONEOK, Inc.	5.05	11/01/34	305,000	293,700
ONEOK, Inc.	5.40	10/15/35	175,000	171,392
ONEOK, Inc.	5.65	09/01/34	95,000	95,231
ONEOK, Inc.	6.05	09/01/33	275,000	283,638
ONEOK, Inc.	6.10	11/15/32	135,000	140,312
Plains All American Pipeline LP	5.95	06/15/35	180,000	182,314

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 7.8% (Continued)
Plains All American Pipeline LP/PAA Finance Corp.	5.60	01/15/36	$185,000	$182,218
Plains All American Pipeline LP/PAA Finance Corp.	5.70	09/15/34	120,000	120,628
South Bow USA Infrastructure Holdings LLC	5.58	10/01/34	230,000	226,205
Targa Resources Corp.	4.20	02/01/33	155,000	144,788
Targa Resources Corp.	5.40	07/30/36	190,000	185,301
Targa Resources Corp.	5.50	02/15/35	185,000	183,217
Targa Resources Corp.	5.55	08/15/35	185,000	183,527
Targa Resources Corp.	5.65	02/15/36	135,000	134,750
Targa Resources Corp.	6.13	03/15/33	155,000	161,027
Targa Resources Corp.	6.50	03/30/34	185,000	196,002
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.00	01/15/32	170,000	159,345
TransCanada PipeLines Ltd.	4.63	03/01/34	230,000	218,528
TransCanada PipeLines Ltd.	5.85	03/15/36	95,000	96,920
TransCanada PipeLines Ltd.	6.13	10/17/56	90,000	89,991
Transcontinental Gas Pipe Line Co. LLC	5.10	03/15/36	195,000	188,904
Western Midstream Operating LP	5.45	11/15/34	145,000	142,264
Western Midstream Operating LP	5.50	12/15/35	110,000	106,903
Western Midstream Operating LP	5.70	07/01/36	130,000	128,341
Western Midstream Operating LP	6.15	04/01/33	140,000	144,117
Williams Cos, Inc.	4.65	08/15/32	175,000	170,317
Williams Cos, Inc.	5.15	03/15/34	250,000	245,394
Williams Cos, Inc.	5.15	03/15/36	230,000	221,249
Williams Cos, Inc.	5.30	09/30/35	145,000	141,695
Williams Cos, Inc.	5.60	03/15/35	170,000	170,282
Williams Cos, Inc.	5.65	03/15/33	225,000	228,395
				13,226,965
REAL ESTATE – 0.3%
CBRE Services, Inc.	4.90	01/15/33	140,000	136,266
CBRE Services, Inc.	5.25	06/01/36	135,000	130,406
CBRE Services, Inc.	5.50	06/15/35	90,000	89,228
CBRE Services, Inc.	5.95	08/15/34	190,000	194,401
				550,301
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.3%
Alexandria Real Estate Equities, Inc.	1.88	02/01/33	185,000	148,554
Alexandria Real Estate Equities, Inc.	2.00	05/18/32	160,000	133,477
Alexandria Real Estate Equities, Inc.	2.95	03/15/34	150,000	125,021
Alexandria Real Estate Equities, Inc.	3.38	08/15/31	131,000	119,609
Alexandria Real Estate Equities, Inc.	4.75	04/15/35	95,000	88,482
Alexandria Real Estate Equities, Inc.	5.25	03/15/36	140,000	134,281
Alexandria Real Estate Equities, Inc.	5.50	10/01/35	100,000	97,832
American Assets Trust LP	6.15	10/01/34	95,000	94,491
American Homes 4 Rent LP	3.63	04/15/32	115,000	105,610
American Homes 4 Rent LP	5.25	03/15/35	85,000	83,128
American Homes 4 Rent LP	5.50	02/01/34	105,000	104,550
American Homes 4 Rent LP	5.50	07/15/34	105,000	104,390
American Tower Corp.	2.30	09/15/31	110,000	96,070
American Tower Corp.	4.05	03/15/32	120,000	113,480

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.3% (Continued)
American Tower Corp.	4.70	12/15/32	$165,000	$159,956
American Tower Corp.	5.35	03/15/35	135,000	133,253
American Tower Corp.	5.40	01/31/35	115,000	114,037
American Tower Corp.	5.45	02/15/34	115,000	114,869
American Tower Corp.	5.55	07/15/33	155,000	156,199
American Tower Corp.	5.65	03/15/33	155,000	157,480
American Tower Corp.	5.90	11/15/33	135,000	138,649
Americold Realty Operating Partnership LP	5.41	09/12/34	90,000	86,225
Boston Properties LP	2.45	10/01/33	160,000	130,053
Boston Properties LP	2.55	04/01/32	155,000	133,833
Boston Properties LP	5.75	01/15/35	155,000	153,989
Boston Properties LP	6.50	01/15/34	140,000	146,084
Brixmor Operating Partnership LP	2.50	08/16/31	85,000	75,104
Cousins Properties LP	4.88	03/01/33	90,000	86,360
Cousins Properties LP	5.88	10/01/34	90,000	90,734
Crown Castle, Inc.	5.10	05/01/33	135,000	131,343
Crown Castle, Inc.	5.20	09/01/34	130,000	126,145
Crown Castle, Inc.	5.80	03/01/34	140,000	141,004
CubeSmart LP	2.50	02/15/32	95,000	83,037
DOC DR LLC	2.63	11/01/31	90,000	79,634
Equinix Europe 2 Financing Corp. LLC	4.70	03/15/33	150,000	143,147
Equinix Europe 2 Financing Corp. LLC	5.50	06/15/34	140,000	138,434
Equinix, Inc.	3.90	04/15/32	215,000	199,948
Essex Portfolio LP	2.65	03/15/32	120,000	105,353
Essex Portfolio LP	5.50	04/01/34	105,000	105,027
Extra Space Storage LP	2.35	03/15/32	110,000	94,667
Extra Space Storage LP	2.40	10/15/31	110,000	96,171
Extra Space Storage LP	4.90	02/01/32	100,000	98,491
Extra Space Storage LP	4.95	01/15/33	150,000	146,618
Extra Space Storage LP	5.40	02/01/34	110,000	109,174
Extra Space Storage LP	5.40	06/15/35	90,000	88,782
GLP Capital LP/GLP Financing II, Inc.	3.25	01/15/32	145,000	128,472
GLP Capital LP/GLP Financing II, Inc.	5.25	02/15/33	110,000	106,212
GLP Capital LP/GLP Financing II, Inc.	5.63	09/15/34	150,000	146,068
GLP Capital LP/GLP Financing II, Inc.	5.63	03/01/36	150,000	144,036
Healthpeak OP LLC	4.75	01/15/33	90,000	87,073
Healthpeak OP LLC	5.25	12/15/32	140,000	139,390
Healthpeak OP LLC	5.38	02/15/35	90,000	88,852
Host Hotels & Resorts LP	5.50	04/15/35	135,000	132,831
Host Hotels & Resorts LP	5.70	06/15/32	90,000	91,203
Host Hotels & Resorts LP	5.70	07/01/34	110,000	110,066
Invitation Homes Operating Partnership LP	2.00	08/15/31	125,000	106,970
Invitation Homes Operating Partnership LP	4.15	04/15/32	110,000	103,797
Invitation Homes Operating Partnership LP	4.88	02/01/35	90,000	85,790
Invitation Homes Operating Partnership LP	4.95	02/01/32	95,000	93,582
Invitation Homes Operating Partnership LP	4.95	01/15/33	110,000	107,018
NNN REIT, Inc.	5.50	06/15/34	100,000	100,176
NNN REIT, Inc.	5.60	10/15/33	85,000	85,896

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 5.3% (Continued)
Omega Healthcare Investors, Inc.	3.25	04/15/33	$130,000	$113,131
Sabra Health Care LP	3.20	12/01/31	150,000	134,808
SBA Communications Corp.	5.45	07/15/33	150,000	149,735
Sun Communities Operating LP	4.20	04/15/32	120,000	113,348
UDR, Inc.	3.00	08/15/31	100,000	90,904
Ventas Realty LP	2.50	09/01/31	90,000	79,445
Ventas Realty LP	5.00	01/15/35	100,000	96,536
Ventas Realty LP	5.00	02/15/36	100,000	95,997
Ventas Realty LP	5.10	07/15/32	95,000	94,555
Ventas Realty LP	5.63	07/01/34	95,000	95,928
VICI Properties LP	5.13	11/15/31	130,000	127,668
VICI Properties LP	5.13	05/15/32	280,000	273,160
VICI Properties LP	5.63	04/01/35	165,000	161,749
VICI Properties LP	5.75	04/01/34	100,000	99,444
Weyerhaeuser Co.	7.38	03/15/32	125,000	137,767
				9,034,382
RETAIL – 2.5%
AutoNation, Inc.	3.85	03/01/32	130,000	120,358
AutoNation, Inc.	5.89	03/15/35	90,000	90,253
AutoZone, Inc.	4.75	08/01/32	135,000	132,079
AutoZone, Inc.	4.75	02/01/33	105,000	101,973
AutoZone, Inc.	5.40	07/15/34	130,000	129,619
AutoZone, Inc.	6.55	11/01/33	90,000	96,057
Darden Restaurants, Inc.	6.30	10/10/33	90,000	94,388
Dick’s Sporting Goods, Inc.	3.15	01/15/32	140,000	126,573
Dollar General Corp.	5.00	11/01/32	125,000	123,059
Dollar General Corp.	5.45	07/05/33	185,000	185,257
Dollar Tree, Inc.	2.65	12/01/31	145,000	128,178
Ferguson Enterprises, Inc.	5.00	10/03/34	140,000	136,007
Genuine Parts Co.	2.75	02/01/32	85,000	73,873
Lowe’s Cos, Inc.	3.75	04/01/32	275,000	256,745
Lowe’s Cos, Inc.	4.50	10/15/32	235,000	227,027
Lowe’s Cos, Inc.	4.85	10/15/35	215,000	205,460
Lowe’s Cos, Inc.	5.00	04/15/33	230,000	227,196
Lowe’s Cos, Inc.	5.15	07/01/33	205,000	203,697
McDonald’s Corp.	4.60	09/09/32	135,000	133,146
McDonald’s Corp.	4.70	12/09/35	140,000	134,200
McDonald’s Corp.	4.95	08/14/33	105,000	104,730
McDonald’s Corp.	4.95	03/03/35	165,000	160,993
McDonald’s Corp.	5.00	02/13/36	140,000	136,954
McDonald’s Corp.	5.20	05/17/34	105,000	105,356
O’Reilly Automotive, Inc.	4.70	06/15/32	155,000	152,350
O’Reilly Automotive, Inc.	5.00	08/19/34	95,000	92,221
O’Reilly Automotive, Inc.	5.10	03/12/36	155,000	150,059
Starbucks Corp.	3.00	02/14/32	185,000	167,532
Starbucks Corp.	4.80	02/15/33	90,000	88,168
Tractor Supply Co.	5.25	05/15/33	140,000	139,087
				4,222,595

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SEMICONDUCTORS – 1.6%
Intel Corp.	2.00	08/12/31	$225,000	$193,630
Intel Corp.	4.00	12/15/32	130,000	120,711
Intel Corp.	4.15	08/05/32	230,000	216,646
Intel Corp.	5.00	08/15/33	200,000	194,607
Intel Corp.	5.15	02/21/34	165,000	161,117
Intel Corp.	5.20	02/10/33	415,000	410,388
Intel Corp.	5.30	05/15/36	415,000	400,907
Marvell Technology, Inc.	5.30	04/15/36	185,000	178,326
Marvell Technology, Inc.	5.45	07/15/35	90,000	88,377
Marvell Technology, Inc.	5.95	09/15/33	95,000	97,266
Micron Technology, Inc.	2.70	04/15/32	185,000	163,400
NXP BV/NXP Funding LLC/NXP USA, Inc.	2.65	02/15/32	185,000	161,866
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.00	01/15/33	185,000	181,253
NXP BV/NXP Funding LLC/NXP USA, Inc.	5.25	08/19/35	130,000	126,553
				2,695,047
SHIPBUILDING – 0.1%
Huntington Ingalls Industries, Inc.	5.75	01/15/35	90,000	91,303

SOFTWARE – 5.0%
Atlassian Corp.	5.50	05/15/34	95,000	92,855
Autodesk, Inc.	2.40	12/15/31	185,000	160,816
Autodesk, Inc.	5.30	06/15/35	95,000	93,322
Broadridge Financial Solutions, Inc.	5.75	05/15/36	100,000	98,540
Concentrix Corp.	6.85	08/02/33	100,000	91,869
Electronic Arts, Inc.	1.85	02/15/31	110,000	102,050
Fidelity National Information Services, Inc.	5.10	07/15/32	135,000	133,374
Fiserv, Inc.	5.15	08/12/34	165,000	157,130
Fiserv, Inc.	5.25	08/11/35	185,000	176,717
Fiserv, Inc.	5.45	03/15/34	135,000	131,543
Fiserv, Inc.	5.60	03/02/33	170,000	169,378
Fiserv, Inc.	5.63	08/21/33	240,000	238,301
MSCI, Inc.	5.15	03/15/36	90,000	85,451
MSCI, Inc.	5.25	09/01/35	230,000	220,752
Oracle Corp.	3.85	07/15/36	235,000	186,190
Oracle Corp.	3.90	05/15/35	230,000	188,100
Oracle Corp.	4.30	07/08/34	330,000	283,385
Oracle Corp.	4.70	09/27/34	315,000	276,816
Oracle Corp.	4.80	09/26/32	564,000	519,345
Oracle Corp.	4.90	02/06/33	285,000	261,985
Oracle Corp.	5.20	09/26/35	740,000	664,817
Oracle Corp.	5.25	02/03/32	215,000	205,743
Oracle Corp.	5.35	05/04/33	550,000	518,102
Oracle Corp.	5.50	08/03/35	320,000	294,139
Oracle Corp.	5.70	02/04/36	925,000	857,344
Oracle Corp.	6.25	11/09/32	415,000	411,963
Paychex, Inc.	5.35	04/15/32	280,000	280,825
Paychex, Inc.	5.60	04/15/35	215,000	213,703
Roper Technologies, Inc.	4.75	02/15/32	90,000	88,024

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 5.0% (Continued)
Roper Technologies, Inc.	4.90	10/15/34	$185,000	$175,912
Roper Technologies, Inc.	5.10	09/15/35	185,000	176,552
Synopsys, Inc.	5.00	04/01/32	280,000	277,045
Synopsys, Inc.	5.15	04/01/35	440,000	427,320
Take-Two Interactive Software, Inc.	4.00	04/14/32	90,000	84,917
Workday, Inc.	3.80	04/01/32	230,000	213,112
				8,557,437
TELECOMMUNICATIONS – 7.2%
AT&T, Inc.	2.25	02/01/32	460,000	395,031
AT&T, Inc.	2.55	12/01/33	700,000	576,662
AT&T, Inc.	4.50	05/15/35	460,000	422,303
AT&T, Inc.	4.55	11/01/32	220,000	211,384
AT&T, Inc.	4.75	04/30/33	365,000	350,585
AT&T, Inc.	4.90	11/01/35	230,000	216,846
AT&T, Inc.	5.13	04/30/36	235,000	223,947
AT&T, Inc.	5.38	08/15/35	230,000	225,187
AT&T, Inc.	5.40	02/15/34	500,000	496,404
Bell Telephone Co. of Canada or Bell Canada	5.10	05/11/33	150,000	147,187
Bell Telephone Co. of Canada or Bell Canada	5.20	02/15/34	130,000	127,186
Motorola Solutions, Inc.	5.20	08/15/32	90,000	89,543
Motorola Solutions, Inc.	5.40	04/15/34	170,000	168,650
Motorola Solutions, Inc.	5.55	08/15/35	165,000	164,464
Motorola Solutions, Inc.	5.60	06/01/32	110,000	111,873
Rogers Communications, Inc.	3.80	03/15/32	360,000	331,392
Rogers Communications, Inc.	5.30	02/15/34	230,000	223,335
Sprint Capital Corp.	8.75	03/15/32	365,000	424,815
Telefonica Emisiones SA	7.05	06/20/36	370,000	398,347
TELUS Corp.	3.40	05/13/32	165,000	148,467
T-Mobile USA, Inc.	2.25	11/15/31	180,000	156,227
T-Mobile USA, Inc.	2.70	03/15/32	180,000	158,051
T-Mobile USA, Inc.	4.63	01/15/33	145,000	139,473
T-Mobile USA, Inc.	4.70	01/15/35	175,000	164,490
T-Mobile USA, Inc.	4.95	11/15/35	180,000	170,669
T-Mobile USA, Inc.	5.00	02/15/36	225,000	213,285
T-Mobile USA, Inc.	5.05	07/15/33	480,000	469,454
T-Mobile USA, Inc.	5.13	05/15/32	230,000	228,750
T-Mobile USA, Inc.	5.15	04/15/34	225,000	220,286
T-Mobile USA, Inc.	5.20	01/15/33	230,000	228,111
T-Mobile USA, Inc.	5.30	05/15/35	180,000	176,161
T-Mobile USA, Inc.	5.75	01/15/34	185,000	187,669
Verizon Communications, Inc.	2.36	03/15/32	850,000	736,233
Verizon Communications, Inc.	4.27	01/15/36	235,000	210,307
Verizon Communications, Inc.	4.40	11/01/34	340,000	315,704
Verizon Communications, Inc.	4.50	08/10/33	395,000	374,575
Verizon Communications, Inc.	4.75	01/15/33	370,000	358,665
Verizon Communications, Inc.	4.78	02/15/35	405,000	382,578
Verizon Communications, Inc.	5.00	01/15/36	405,000	384,344
Verizon Communications, Inc.	5.05	05/09/33	185,000	182,821

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 7.2% (Continued)
Verizon Communications, Inc.	5.25	04/02/35	$415,000	$404,725
Verizon Communications, Inc.	6.05	05/14/58	370,000	364,206
Verizon Communications, Inc.	6.20	05/14/56	385,000	376,749
Vodafone Group PLC	5.35	06/18/36	185,000	179,102
				12,236,243
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	6.05	05/14/34	95,000	97,767

TRANSPORTATION – 0.7%
Canadian Pacific Railway Co.	2.45	12/02/31	255,000	224,682
Canadian Pacific Railway Co.	5.20	03/30/35	120,000	119,154
Fedex Freight Holding Co., Inc.(1)	4.95	03/15/33	125,000	120,730
Fedex Freight Holding Co., Inc.(1)	5.25	03/15/36	185,000	176,634
GXO Logistics, Inc.	6.50	05/06/34	95,000	98,439
Norfolk Southern Corp.	3.00	03/15/32	105,000	95,188
Norfolk Southern Corp.	4.45	03/01/33	90,000	86,909
Ryder System, Inc.	5.00	09/15/31	95,000	94,462
Ryder System, Inc.	6.60	12/01/33	110,000	118,015
				1,134,213
TRUCKING & LEASING – 0.1%
GATX Corp.	5.50	06/15/35	130,000	128,599
GATX Corp.	6.05	03/15/34	90,000	92,911
				221,510
WATER – 0.5%
American Water Capital Corp.	4.45	06/01/32	135,000	131,281
American Water Capital Corp.	5.15	03/01/34	135,000	134,114
American Water Capital Corp.	5.20	04/01/36	130,000	127,060
American Water Capital Corp.	5.25	03/01/35	153,000	151,748
Essential Utilities, Inc.	5.13	03/15/36	90,000	86,765
Essential Utilities, Inc.	5.25	08/15/35	90,000	88,311
Essential Utilities, Inc.	5.38	01/15/34	90,000	89,735
				809,014
TOTAL CORPORATE BONDS (Cost – $170,363,087)				166,319,122

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Bank of Montreal, London	2.98	08/03/26	681,544	681,544
TOTAL SHORT-TERM INVESTMENTS (Cost – $681,544)				681,544

TOTAL INVESTMENTS – 98.5% (Cost – $171,044,631)				$167,000,666
OTHER ASSETS LESS LIABILITIES – 1.5%				2,489,816
NET ASSETS – 100.0%				$169,490,482

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2026, amounts to $3,991,337 and represents 2.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF
Portfolio of Investments (Continued)
July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx BBB Rated 5-10 Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$166,319,122	$–	$166,319,122
Time Deposits	–	681,544	–	681,544
Total Investments	$–	$167,000,666	$–	$167,000,666

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 97.8%
AEROSPACE/DEFENSE – 5.0%
Boeing Co.	3.75	02/01/50	$10,000	$6,969
Boeing Co.	3.90	05/01/49	5,000	3,562
Boeing Co.	3.95	08/01/59	5,000	3,353
Boeing Co.	5.71	05/01/40	20,000	19,755
Boeing Co.	5.81	05/01/50	45,000	42,505
Boeing Co.	5.93	05/01/60	30,000	27,976
Boeing Co.	6.86	05/01/54	20,000	21,442
Boeing Co.	6.88	03/15/39	5,000	5,469
Boeing Co.	7.01	05/01/64	15,000	16,234
Embraer Netherlands Finance BV	5.40	01/09/38	10,000	9,520
HEICO Corp.	5.40	08/01/36	5,000	4,953
Howmet Aerospace, Inc.	5.95	02/01/37	5,000	5,184
L3Harris Technologies, Inc.	5.05	04/27/45	10,000	8,943
L3Harris Technologies, Inc.	5.50	08/15/54	5,000	4,601
L3Harris Technologies, Inc.	5.60	07/31/53	5,000	4,653
Northrop Grumman Corp.	3.85	04/15/45	5,000	3,806
Northrop Grumman Corp.	4.03	10/15/47	20,000	15,197
Northrop Grumman Corp.	4.75	06/01/43	10,000	8,770
Northrop Grumman Corp.	4.95	03/15/53	5,000	4,269
Northrop Grumman Corp.	5.20	06/01/54	10,000	8,862
Northrop Grumman Corp.	5.25	05/01/50	10,000	8,962
RTX Corp.	2.82	09/01/51	10,000	5,893
RTX Corp.	3.03	03/15/52	10,000	6,126
RTX Corp.	3.13	07/01/50	5,000	3,174
RTX Corp.	3.75	11/01/46	10,000	7,363
RTX Corp.	4.05	05/04/47	5,000	3,829
RTX Corp.	4.15	05/15/45	5,000	3,975
RTX Corp.	4.35	04/15/47	10,000	8,004
RTX Corp.	4.45	11/16/38	5,000	4,517
RTX Corp.	4.50	06/01/42	25,000	21,559
RTX Corp.	4.63	11/16/48	10,000	8,280
RTX Corp.	4.88	10/15/40	5,000	4,629
RTX Corp.	5.38	02/27/53	10,000	9,144
RTX Corp.	5.70	04/15/40	5,000	5,024
RTX Corp.	6.13	07/15/38	5,000	5,271
RTX Corp.	6.40	03/15/54	15,000	15,688
				347,461
AGRICULTURE – 2.6%
Altria Group, Inc.	3.40	02/04/41	15,000	11,120
Altria Group, Inc.	3.70	02/04/51	10,000	6,646
Altria Group, Inc.	3.88	09/16/46	10,000	7,133
Altria Group, Inc.	4.00	02/04/61	10,000	6,606
Altria Group, Inc.	4.25	08/09/42	10,000	7,931
Altria Group, Inc.	4.50	05/02/43	5,000	4,059
Altria Group, Inc.	5.38	01/31/44	15,000	13,459
Altria Group, Inc.	5.80	02/14/39	15,000	14,809
Altria Group, Inc.	5.95	02/14/49	20,000	18,808

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
AGRICULTURE – 2.6% (Continued)
BAT Capital Corp.	4.39	08/15/37	$25,000	$22,356
BAT Capital Corp.	4.54	08/15/47	20,000	15,838
BAT Capital Corp.	4.76	09/06/49	10,000	8,051
BAT Capital Corp.	5.28	04/02/50	5,000	4,318
BAT Capital Corp.	6.25	08/15/55	5,000	4,903
BAT Capital Corp.	7.08	08/02/43	5,000	5,392
BAT Capital Corp.	7.08	08/02/53	5,000	5,413
Reynolds American, Inc.	5.85	08/15/45	20,000	18,968
Reynolds American, Inc.	6.15	09/15/43	5,000	4,924
				180,734
AUTO MANUFACTURERS – 1.0%
Ford Motor Co.	4.75	01/15/43	15,000	11,500
Ford Motor Co.	5.29	12/08/46	10,000	7,998
General Motors Co.	5.15	04/01/38	5,000	4,661
General Motors Co.	5.20	04/01/45	10,000	8,548
General Motors Co.	5.40	04/01/48	5,000	4,327
General Motors Co.	5.95	04/01/49	10,000	9,266
General Motors Co.	6.25	10/02/43	15,000	14,601
General Motors Co.	6.75	04/01/46	5,000	5,104
				66,005
AUTO PARTS & EQUIPMENT – 0.3%
Aptiv Swiss Holdings Ltd.	3.10	12/01/51	10,000	5,857
Aptiv Swiss Holdings Ltd.	4.15	05/01/52	10,000	7,130
BorgWarner, Inc.	4.38	03/15/45	5,000	4,027
Lear Corp.	5.25	05/15/49	5,000	4,329
				21,343
BANKS – 4.0%
Barclays PLC	3.33	11/24/42	5,000	3,619
Barclays PLC	3.81	03/10/42	10,000	7,676
Barclays PLC	4.95	01/10/47	10,000	8,512
Barclays PLC	5.25	08/17/45	15,000	13,593
Barclays PLC	5.86	08/11/46	10,000	9,557
Barclays PLC	6.04	03/12/55	5,000	4,911
Citigroup, Inc.	4.75	05/18/46	15,000	12,310
Citigroup, Inc.	5.30	05/06/44	10,000	9,074
Citigroup, Inc.	6.13	08/25/36	5,000	5,082
Citigroup, Inc.	6.68	09/13/43	5,000	5,295
Cooperatieve Rabobank UA	5.25	08/04/45	10,000	8,963
Cooperatieve Rabobank UA	5.75	12/01/43	10,000	9,623
Fifth Third Bancorp	8.25	03/01/38	10,000	11,928
Goldman Sachs Group, Inc.	5.15	05/22/45	15,000	13,077
Goldman Sachs Group, Inc.	6.75	10/01/37	45,000	47,781
HSBC Holdings PLC	5.25	03/14/44	10,000	9,117
HSBC Holdings PLC	6.50	09/15/37	15,000	15,858
HSBC Holdings PLC	6.50	09/15/37	10,000	10,396
HSBC Holdings PLC	6.80	06/01/38	5,000	5,401
HSBC Holdings PLC	6.80	06/01/38	5,000	5,329

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BANKS – 4.0% (Continued)
Lloyds Banking Group PLC	3.37	12/14/46	$10,000	$7,071
Lloyds Banking Group PLC	4.34	01/09/48	10,000	7,853
Lloyds Banking Group PLC	5.30	12/01/45	10,000	9,007
NatWest Group PLC	5.91	03/03/47	5,000	4,689
Regions Bank/Birmingham AL	6.45	06/26/37	5,000	5,196
Sumitomo Mitsui Financial Group, Inc.	2.93	09/17/41	5,000	3,512
Sumitomo Mitsui Financial Group, Inc.	5.80	07/08/46	5,000	4,751
Sumitomo Mitsui Financial Group, Inc.	5.84	07/09/44	10,000	9,670
Sumitomo Mitsui Financial Group, Inc.	6.18	07/13/43	10,000	10,208
				279,059
BEVERAGES – 0.9%
Constellation Brands, Inc.	4.10	02/15/48	5,000	3,761
Constellation Brands, Inc.	5.25	11/15/48	10,000	8,859
Fomento Economico Mexicano SAB de CV	3.50	01/16/50	10,000	6,952
Keurig Dr Pepper, Inc.	3.35	03/15/51	5,000	3,141
Keurig Dr Pepper, Inc.	3.80	05/01/50	6,000	4,102
Keurig Dr Pepper, Inc.	4.50	11/15/45	5,000	3,972
Keurig Dr Pepper, Inc.	4.50	04/15/52	10,000	7,701
Maple Parent Holdings Corp.(1)	6.63	03/26/56	5,000	5,054
Molson Coors Beverage Co.	4.20	07/15/46	15,000	11,457
Molson Coors Beverage Co.	5.00	05/01/42	10,000	8,759
				63,758
BIOTECHNOLOGY – 3.4%
Amgen, Inc.	2.77	09/01/53	10,000	5,592
Amgen, Inc.	3.00	01/15/52	5,000	3,055
Amgen, Inc.	3.15	02/21/40	15,000	11,345
Amgen, Inc.	3.38	02/21/50	10,000	6,729
Amgen, Inc.	4.20	02/22/52	5,000	3,738
Amgen, Inc.	4.40	05/01/45	20,000	16,275
Amgen, Inc.	4.40	02/22/62	10,000	7,415
Amgen, Inc.	4.56	06/15/48	13,000	10,541
Amgen, Inc.	4.66	06/15/51	30,000	24,243
Amgen, Inc.	4.88	03/01/53	10,000	8,340
Amgen, Inc.	4.95	10/01/41	5,000	4,559
Amgen, Inc.	5.15	11/15/41	5,000	4,633
Amgen, Inc.	5.50	02/19/46	5,000	4,668
Amgen, Inc.	5.60	03/02/43	20,000	19,180
Amgen, Inc.	5.65	03/02/53	35,000	32,571
Amgen, Inc.	5.75	03/02/63	20,000	18,462
Baxalta, Inc.	5.25	06/23/45	5,000	4,522
Biogen, Inc.	3.15	05/01/50	15,000	9,369
Biogen, Inc.	3.25	02/15/51	5,000	3,127
Biogen, Inc.	5.20	09/15/45	10,000	8,920
Biogen, Inc.	6.45	05/15/55	5,000	5,117
Regeneron Pharmaceuticals, Inc.	2.80	09/15/50	5,000	2,897
Royalty Pharma PLC	3.30	09/02/40	10,000	7,541
Royalty Pharma PLC	3.35	09/02/51	5,000	3,184

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
BIOTECHNOLOGY – 3.4% (Continued)
Royalty Pharma PLC	3.55	09/02/50	$10,000	$6,661
Royalty Pharma PLC	5.90	09/02/54	5,000	4,742
				237,426
BUILDING MATERIALS – 1.1%
Amrize Finance US LLC	4.75	09/22/46	5,000	4,208
Carlisle Cos, Inc.	5.55	09/15/40	5,000	4,824
Carrier Global Corp.	3.38	04/05/40	15,000	11,642
Carrier Global Corp.	3.58	04/05/50	13,000	8,973
Carrier Global Corp.	6.20	03/15/54	3,000	3,055
CRH America Finance, Inc.	5.60	02/09/56	5,000	4,649
CRH America Finance, Inc.	5.88	01/09/55	5,000	4,822
Johnson Controls International PLC	4.50	02/15/47	5,000	4,103
Martin Marietta Materials, Inc.	3.20	07/15/51	5,000	3,110
Martin Marietta Materials, Inc.	4.25	12/15/47	5,000	3,845
Martin Marietta Materials, Inc.	5.50	12/01/54	5,000	4,522
Owens Corning	4.30	07/15/47	5,000	3,886
Owens Corning	5.95	06/15/54	5,000	4,802
Vulcan Materials Co.	4.50	06/15/47	5,000	4,082
Vulcan Materials Co.	5.70	12/01/54	5,000	4,692
				75,215
CHEMICALS – 2.6%
CF Industries, Inc.	4.95	06/01/43	5,000	4,372
CF Industries, Inc.	5.38	03/15/44	5,000	4,570
Dow Chemical Co.	3.60	11/15/50	10,000	6,439
Dow Chemical Co.	4.38	11/15/42	10,000	7,906
Dow Chemical Co.	5.25	11/15/41	5,000	4,435
Dow Chemical Co.	5.55	11/30/48	10,000	8,614
Dow Chemical Co.	5.60	02/15/54	5,000	4,295
Dow Chemical Co.	5.95	03/15/55	5,000	4,519
Dow Chemical Co.	6.90	05/15/53	10,000	10,208
Dow Chemical Co.	9.40	05/15/39	5,000	6,428
DuPont de Nemours, Inc.	5.32	11/15/38	10,000	9,629
DuPont de Nemours, Inc.	5.42	11/15/48	6,000	5,412
Eastman Chemical Co.	4.65	10/15/44	5,000	4,123
Eastman Chemical Co.	4.80	09/01/42	5,000	4,304
International Flavors & Fragrances, Inc.	5.00	09/26/48	4,000	3,382
LYB International Finance BV	4.88	03/15/44	10,000	8,147
LYB International Finance BV	5.25	07/15/43	5,000	4,288
LYB International Finance III LLC	3.38	10/01/40	5,000	3,603
LYB International Finance III LLC	3.63	04/01/51	10,000	6,404
LYB International Finance III LLC	3.80	10/01/60	5,000	3,048
LYB International Finance III LLC	4.20	10/15/49	5,000	3,517
LYB International Finance III LLC	4.20	05/01/50	5,000	3,518
LyondellBasell Industries NV	4.63	02/26/55	10,000	7,368
Mosaic Co.	5.63	11/15/43	5,000	4,596
Nutrien Ltd.	5.00	04/01/49	5,000	4,270
Nutrien Ltd.	5.80	03/27/53	10,000	9,499

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CHEMICALS – 2.6% (Continued)
Sherwin-Williams Co.	2.90	03/15/52	$5,000	$2,931
Sherwin-Williams Co.	3.30	05/15/50	5,000	3,236
Sherwin-Williams Co.	3.80	08/15/49	5,000	3,597
Sherwin-Williams Co.	4.50	06/01/47	10,000	8,115
Westlake Corp.	3.13	08/15/51	5,000	2,926
Westlake Corp.	4.38	11/15/47	10,000	7,419
Westlake Corp.	6.38	11/15/55	5,000	4,735
				179,853
COMMERCIAL SERVICES – 0.4%
Global Payments, Inc.	4.15	08/15/49	5,000	3,498
Global Payments, Inc.	5.95	08/15/52	5,000	4,533
Moody’s Corp.	2.75	08/19/41	5,000	3,429
Moody’s Corp.	3.10	11/29/61	5,000	2,808
Moody’s Corp.	5.25	07/15/44	5,000	4,536
Quanta Services, Inc.	3.05	10/01/41	5,000	3,581
Verisk Analytics, Inc.	3.63	05/15/50	5,000	3,366
				25,751
COMPUTERS – 0.9%
Dell International LLC/EMC Corp.	3.38	12/15/41	10,000	7,348
Dell International LLC/EMC Corp.	3.45	12/15/51	5,000	3,291
Dell International LLC/EMC Corp.	5.25	02/15/37	10,000	9,595
Dell International LLC/EMC Corp.	8.35	07/15/46	5,000	6,079
Hewlett Packard Enterprise Co.	5.60	10/15/54	10,000	8,711
Hewlett Packard Enterprise Co.	6.35	10/15/45	15,000	14,751
HP, Inc.	6.00	09/15/41	10,000	9,843
Kyndryl Holdings, Inc.	4.10	10/15/41	5,000	3,485
				63,103
COSMETICS/PERSONAL CARE – 0.1%
Haleon US Capital LLC	4.00	03/24/52	5,000	3,724

DIVERSIFIED FINANCIAL SERVICES – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	3.85	10/29/41	15,000	11,700
Ares Management Corp.	5.60	10/11/54	5,000	4,342
Nasdaq, Inc.	2.50	12/21/40	15,000	10,199
Nasdaq, Inc.	5.95	08/15/53	5,000	4,820
Nasdaq, Inc.	6.10	06/28/63	5,000	4,855
				35,916
ELECTRIC – 7.0%
AEP Texas, Inc.	5.85	10/15/55	10,000	9,301
Appalachian Power Co.	3.70	05/01/50	5,000	3,433
Appalachian Power Co.	7.00	04/01/38	5,000	5,481
Arizona Public Service Co.	3.35	05/15/50	5,000	3,224
Arizona Public Service Co.	4.35	11/15/45	5,000	3,955
Arizona Public Service Co.	5.90	08/15/55	5,000	4,771
Constellation Energy Generation LLC	5.60	06/15/42	5,000	4,750
Constellation Energy Generation LLC	5.75	03/15/54	10,000	9,373
Constellation Energy Generation LLC	5.88	01/15/66	5,000	4,631

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.0% (Continued)
Constellation Energy Generation LLC	6.25	10/01/39	$10,000	$10,238
Constellation Energy Generation LLC	6.50	10/01/53	5,000	5,132
Dominion Energy, Inc.	4.85	08/15/52	5,000	4,101
Dominion Energy, Inc.	4.90	08/01/41	5,000	4,455
Dominion Energy, Inc.	6.25	12/15/56	5,000	4,942
Duke Energy Carolinas LLC	6.10	06/01/37	5,000	5,198
Duke Energy Corp.	3.30	06/15/41	5,000	3,685
Duke Energy Corp.	3.50	06/15/51	5,000	3,234
Duke Energy Corp.	3.75	09/01/46	10,000	7,143
Duke Energy Corp.	3.95	08/15/47	5,000	3,642
Duke Energy Corp.	4.20	06/15/49	5,000	3,731
Duke Energy Corp.	4.80	12/15/45	5,000	4,209
Duke Energy Corp.	5.00	08/15/52	10,000	8,268
Duke Energy Corp.	5.70	09/15/55	10,000	9,104
Duke Energy Corp.	5.80	06/15/54	5,000	4,626
Duke Energy Corp.	6.10	09/15/53	5,000	4,834
Emera US Finance LP	4.75	06/15/46	10,000	8,183
Entergy Corp.	3.75	06/15/50	5,000	3,469
Eversource Energy	3.45	01/15/50	5,000	3,314
Eversource Energy	6.35	08/15/56	5,000	4,975
Exelon Corp.	4.10	03/15/52	5,000	3,630
Exelon Corp.	4.45	04/15/46	10,000	7,938
Exelon Corp.	5.10	06/15/45	5,000	4,377
Exelon Corp.	5.60	03/15/53	10,000	9,092
Exelon Corp.	5.88	03/15/55	5,000	4,703
FirstEnergy Corp.	3.40	03/01/50	5,000	3,249
FirstEnergy Corp.	4.85	07/15/47	5,000	4,166
NextEra Energy Capital Holdings, Inc.	5.25	02/28/53	10,000	8,590
NextEra Energy Capital Holdings, Inc.	5.55	03/15/54	10,000	8,955
NextEra Energy Capital Holdings, Inc.	5.85	03/01/56	5,000	4,643
NextEra Energy Capital Holdings, Inc.	5.90	03/15/55	5,000	4,678
NextEra Energy Capital Holdings, Inc.	6.20	10/01/56	10,000	9,785
NextEra Energy Capital Holdings, Inc.	6.63	10/01/66	10,000	9,744
Oglethorpe Power Corp.	4.50	04/01/47	10,000	7,978
Ohio Power Co.	2.90	10/01/51	5,000	2,907
Pacific Gas & Electric Co.	3.30	08/01/40	10,000	7,317
Pacific Gas & Electric Co.	3.50	08/01/50	15,000	9,608
Pacific Gas & Electric Co.	3.95	12/01/47	10,000	7,050
Pacific Gas & Electric Co.	4.00	12/01/46	5,000	3,585
Pacific Gas & Electric Co.	4.30	03/15/45	5,000	3,805
Pacific Gas & Electric Co.	4.50	07/01/40	20,000	16,822
Pacific Gas & Electric Co.	4.75	02/15/44	5,000	4,093
Pacific Gas & Electric Co.	4.95	07/01/50	25,000	20,175
Pacific Gas & Electric Co.	5.25	03/01/52	5,000	4,158
Pacific Gas & Electric Co.	5.60	08/15/36	5,000	4,905
Pacific Gas & Electric Co.	5.85	11/01/36	5,000	4,990
Pacific Gas & Electric Co.	5.90	10/01/54	5,000	4,535
Pacific Gas & Electric Co.	6.00	05/01/56	5,000	4,609

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ELECTRIC – 7.0% (Continued)
Pacific Gas & Electric Co.	6.10	10/15/55	$5,000	$4,663
Pacific Gas & Electric Co.	6.15	03/01/55	5,000	4,690
Pacific Gas & Electric Co.	6.30	08/15/56	5,000	4,797
Pacific Gas & Electric Co.	6.70	04/01/53	5,000	5,036
Pacific Gas & Electric Co.	6.75	01/15/53	15,000	15,192
PacifiCorp	2.90	06/15/52	10,000	5,639
PacifiCorp	3.30	03/15/51	5,000	3,061
PacifiCorp	4.15	02/15/50	10,000	7,217
PacifiCorp	5.35	12/01/53	10,000	8,538
PacifiCorp	5.50	05/15/54	10,000	8,719
PacifiCorp	5.75	04/01/37	5,000	4,934
PacifiCorp	5.80	01/15/55	10,000	9,038
PacifiCorp	6.00	01/15/39	5,000	4,978
Progress Energy, Inc.	6.00	12/01/39	5,000	5,072
Sempra	3.80	02/01/38	10,000	8,291
Sempra	4.00	02/01/48	5,000	3,640
Sempra	6.00	10/15/39	5,000	5,026
Southern Co.	4.40	07/01/46	15,000	12,009
Southern Power Co.	5.15	09/15/41	5,000	4,602
Southwestern Electric Power Co.	3.25	11/01/51	10,000	6,255
Xcel Energy, Inc.	3.50	12/01/49	5,000	3,357
				480,243
ELECTRONICS – 0.1%
Fortive Corp.	4.30	06/15/46	5,000	3,926

FOOD – 3.8%
Campbell’s Co.	3.13	04/24/50	5,000	2,905
Campbell’s Co.	4.80	03/15/48	5,000	3,888
Conagra Brands, Inc.	5.30	11/01/38	5,000	4,608
Conagra Brands, Inc.	5.40	11/01/48	10,000	8,448
General Mills, Inc.	3.00	02/01/51	5,000	3,032
J M Smucker Co.	4.38	03/15/45	5,000	4,055
J M Smucker Co.	6.50	11/15/43	5,000	5,198
J M Smucker Co.	6.50	11/15/53	10,000	10,436
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	4.38	02/02/52	10,000	7,201
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings(1)	5.63	03/10/37	10,000	9,785
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.25	03/01/56	10,000	9,370
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.38	02/25/55	5,000	4,754
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.38	04/15/66	5,000	4,668
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings(1)	6.40	05/10/57	10,000	9,527
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.50	12/01/52	10,000	9,679
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	7.25	11/15/53	10,000	10,502
Kraft Heinz Foods Co.	4.38	06/01/46	12,000	9,237
Kraft Heinz Foods Co.	4.88	10/01/49	10,000	8,087
Kraft Heinz Foods Co.	5.00	06/04/42	10,000	8,654
Kraft Heinz Foods Co.	5.20	07/15/45	10,000	8,607
Kraft Heinz Foods Co.	5.50	06/01/50	5,000	4,386
Kraft Heinz Foods Co.	6.50	02/09/40	5,000	5,141

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
FOOD – 3.8% (Continued)
Kraft Heinz Foods Co.	6.88	01/26/39	$10,000	$10,694
Kroger Co.	3.88	10/15/46	5,000	3,644
Kroger Co.	3.95	01/15/50	5,000	3,592
Kroger Co.	4.45	02/01/47	10,000	7,926
Kroger Co.	4.65	01/15/48	5,000	4,057
Kroger Co.	5.40	01/15/49	5,000	4,499
Kroger Co.	5.50	09/15/54	15,000	13,460
Kroger Co.	5.65	09/15/64	15,000	13,395
Mondelez International, Inc.	2.63	09/04/50	10,000	5,751
Sysco Corp.	3.15	12/14/51	10,000	6,060
Sysco Corp.	4.45	03/15/48	5,000	3,884
Sysco Corp.	4.50	04/01/46	5,000	3,984
Sysco Corp.	6.60	04/01/50	10,000	10,191
Tyson Foods, Inc.	4.55	06/02/47	5,000	4,056
Tyson Foods, Inc.	5.10	09/28/48	15,000	12,916
				260,277
FOREST PRODUCTS & PAPER – 0.2%
International Paper Co.	4.35	08/15/48	5,000	3,804
International Paper Co.	4.40	08/15/47	5,000	3,850
International Paper Co.	4.80	06/15/44	5,000	4,208
International Paper Co.	6.00	11/15/41	5,000	4,936
				16,798
GAS – 0.7%
NiSource, Inc.	3.95	03/30/48	5,000	3,654
NiSource, Inc.	4.38	05/15/47	10,000	7,887
NiSource, Inc.	4.80	02/15/44	5,000	4,265
NiSource, Inc.	5.25	02/15/43	5,000	4,535
NiSource, Inc.	5.65	02/01/45	5,000	4,698
NiSource, Inc.	5.85	04/01/55	10,000	9,395
Southern Co. Gas Capital Corp.	3.95	10/01/46	5,000	3,746
Southern Co. Gas Capital Corp.	4.40	06/01/43	5,000	4,119
Southern Co. Gas Capital Corp.	5.88	03/15/41	5,000	5,000
				47,299
HAND/MACHINE TOOLS – 0.1%
Stanley Black & Decker, Inc.	2.75	11/15/50	5,000	2,812
Stanley Black & Decker, Inc.	4.85	11/15/48	5,000	4,096
				6,908
HEALTHCARE-PRODUCTS – 0.7%
Baxter International, Inc.	3.13	12/01/51	5,000	2,860
GE HealthCare Technologies, Inc.	6.38	11/22/52	10,000	10,167
Koninklijke Philips NV	5.00	03/15/42	5,000	4,429
Koninklijke Philips NV	6.88	03/11/38	5,000	5,486
Solventum Corp.	5.90	04/30/54	10,000	9,420
STERIS Irish FinCo UnLtd. Co.	3.75	03/15/51	5,000	3,410
Stryker Corp.	2.90	06/15/50	5,000	3,119
Stryker Corp.	4.63	03/15/46	10,000	8,464
				47,355

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HEALTHCARE-SERVICES – 4.6%
Aetna, Inc.	3.88	08/15/47	$5,000	$3,586
Aetna, Inc.	6.75	12/15/37	5,000	5,336
Cigna Group	3.20	03/15/40	5,000	3,790
Cigna Group	3.40	03/15/50	10,000	6,576
Cigna Group	3.40	03/15/51	10,000	6,531
Cigna Group	3.88	10/15/47	5,000	3,640
Cigna Group	4.80	08/15/38	15,000	13,839
Cigna Group	4.80	07/15/46	10,000	8,437
Cigna Group	4.90	12/15/48	25,000	21,060
Cigna Group	5.60	02/15/54	15,000	13,820
Cigna Group	6.00	01/15/56	5,000	4,856
Elevance Health, Inc.	3.13	05/15/50	5,000	3,085
Elevance Health, Inc.	3.60	03/15/51	10,000	6,705
Elevance Health, Inc.	3.70	09/15/49	5,000	3,456
Elevance Health, Inc.	4.38	12/01/47	10,000	7,823
Elevance Health, Inc.	4.55	03/01/48	10,000	8,023
Elevance Health, Inc.	4.63	05/15/42	5,000	4,271
Elevance Health, Inc.	4.65	01/15/43	10,000	8,536
Elevance Health, Inc.	4.65	08/15/44	5,000	4,171
Elevance Health, Inc.	5.10	01/15/44	5,000	4,425
Elevance Health, Inc.	5.13	02/15/53	10,000	8,506
Elevance Health, Inc.	5.65	06/15/54	10,000	9,152
Elevance Health, Inc.	5.70	02/15/55	10,000	9,225
Elevance Health, Inc.	5.70	09/15/55	5,000	4,628
Elevance Health, Inc.	5.85	11/01/64	10,000	9,301
Elevance Health, Inc.	6.10	10/15/52	5,000	4,863
HCA, Inc.	3.50	07/15/51	10,000	6,381
HCA, Inc.	4.63	03/15/52	17,000	13,111
HCA, Inc.	5.13	06/15/39	10,000	9,269
HCA, Inc.	5.25	06/15/49	15,000	12,837
HCA, Inc.	5.50	06/15/47	10,000	8,915
HCA, Inc.	5.70	11/15/55	5,000	4,502
HCA, Inc.	5.90	06/01/53	15,000	13,867
HCA, Inc.	5.95	09/15/54	10,000	9,308
HCA, Inc.	6.00	04/01/54	10,000	9,384
HCA, Inc.	6.10	04/01/64	5,000	4,682
HCA, Inc.	6.20	03/01/55	10,000	9,657
Humana, Inc.	3.95	08/15/49	5,000	3,459
Humana, Inc.	4.95	10/01/44	5,000	4,169
Humana, Inc.	5.50	03/15/53	5,000	4,313
Humana, Inc.	5.75	04/15/54	10,000	8,912
Humana, Inc.	6.00	05/01/55	5,000	4,600
Laboratory Corp. of America Holdings	4.70	02/01/45	5,000	4,300
				319,307
HOME BUILDERS – 0.1%
Sekisui House US, Inc.	6.00	01/15/43	5,000	4,432

HOME FURNISHINGS – 0.0%
Leggett & Platt, Inc.	3.50	11/15/51	5,000	2,956

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
HOUSEHOLD PRODUCTS/WARES – 0.1%
Church & Dwight Co., Inc.	5.00	06/15/52	$5,000	$4,329

INSURANCE – 3.3%
Allstate Corp.	3.85	08/10/49	5,000	3,599
Allstate Corp.	4.20	12/15/46	5,000	3,890
Allstate Corp.	4.50	06/15/43	5,000	4,171
Allstate Corp.	6.50	05/15/57	5,000	5,073
American Financial Group, Inc./OH	4.50	06/15/47	5,000	3,952
Aon Corp./Aon Global Holdings PLC	2.90	08/23/51	5,000	2,925
Aon Corp./Aon Global Holdings PLC	3.90	02/28/52	5,000	3,507
Aon Global Ltd.	4.60	06/14/44	5,000	4,161
Aon North America, Inc.	5.75	03/01/54	20,000	18,596
Arthur J Gallagher & Co.	3.50	05/20/51	5,000	3,285
Arthur J Gallagher & Co.	5.55	02/15/55	20,000	18,009
Arthur J Gallagher & Co.	5.75	07/15/54	5,000	4,640
Athene Holding Ltd.	3.45	05/15/52	5,000	2,956
Athene Holding Ltd.	3.95	05/25/51	5,000	3,281
Athene Holding Ltd.	6.25	04/01/54	5,000	4,469
Athene Holding Ltd.	6.63	05/19/55	10,000	9,378
Brighthouse Financial, Inc.	4.70	06/22/47	10,000	6,627
Brown & Brown, Inc.	4.95	03/17/52	5,000	4,042
Brown & Brown, Inc.	6.25	06/23/55	10,000	9,668
Corebridge Financial, Inc.	4.40	04/05/52	10,000	7,600
Equitable Holdings, Inc.	5.00	04/20/48	10,000	8,466
Everest Reinsurance Holdings, Inc.	3.13	10/15/52	5,000	2,958
Everest Reinsurance Holdings, Inc.	3.50	10/15/50	10,000	6,491
Fairfax Financial Holdings Ltd.	6.10	03/15/55	5,000	4,684
Fairfax Financial Holdings Ltd.(1)	6.20	06/08/56	5,000	4,740
Fairfax Financial Holdings Ltd.	6.35	03/22/54	10,000	9,683
Jackson Financial, Inc.	6.15	01/15/37	5,000	4,888
Lincoln National Corp.	7.00	06/15/40	5,000	5,340
Markel Group, Inc.	3.45	05/07/52	5,000	3,214
Markel Group, Inc.	5.00	05/20/49	5,000	4,200
Markel Group, Inc.	6.00	05/16/54	10,000	9,533
MetLife, Inc.	6.40	12/15/36	10,000	10,098
MetLife, Inc.	10.75	08/01/39	5,000	6,323
Old Republic International Corp.	3.85	06/11/51	6,000	4,097
Unum Group	4.13	06/15/51	6,000	4,279
Unum Group	5.75	08/15/42	5,000	4,811
Willis North America, Inc.	3.88	09/15/49	5,000	3,546
Willis North America, Inc.	5.90	03/05/54	5,000	4,744
				225,924
INTERNET – 0.3%
AppLovin Corp.	5.95	12/01/54	5,000	4,539
eBay, Inc.	3.65	05/10/51	10,000	6,875
eBay, Inc.	4.00	07/15/42	5,000	3,830
Uber Technologies, Inc.	5.35	09/15/54	10,000	8,837
				24,081

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IRON/STEEL – 0.6%
ArcelorMittal SA	6.35	06/17/54	$5,000	$5,058
ArcelorMittal SA	7.00	10/15/39	5,000	5,424
Vale Overseas Ltd.	6.40	06/28/54	15,000	14,927
Vale Overseas Ltd.	6.88	11/21/36	5,000	5,469
Vale Overseas Ltd.	6.88	11/10/39	10,000	10,921
				41,799
LEISURE TIME – 0.1%
Royal Caribbean Cruises Ltd.	5.25	02/27/38	10,000	9,396

LODGING – 0.3%
Marriott International, Inc./MD	5.10	05/01/38	5,000	4,691
Marriott International, Inc./MD	5.50	04/15/37	15,000	14,754
				19,445
MACHINERY-CONSTRUCTION & MINING – 0.3%
GE Vernova, Inc.	5.50	02/04/56	10,000	9,205
Vertiv Holdings Co.	5.65	03/15/46	5,000	4,625
Vertiv Holdings Co.	5.80	03/15/56	5,000	4,606
				18,436
MACHINERY-DIVERSIFIED – 0.2%
Ingersoll Rand, Inc.	5.70	06/15/54	5,000	4,719
Otis Worldwide Corp.	3.11	02/15/40	5,000	3,751
Otis Worldwide Corp.	3.36	02/15/50	5,000	3,342
				11,812
MEDIA – 4.2%
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	06/01/41	15,000	10,154
Charter Communications Operating LLC/Charter Communications Operating Capital	3.50	03/01/42	10,000	6,637
Charter Communications Operating LLC/Charter Communications Operating Capital	3.70	04/01/51	15,000	8,833
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	04/01/61	15,000	8,147
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	06/01/52	20,000	11,956
Charter Communications Operating LLC/Charter Communications Operating Capital	3.95	06/30/62	10,000	5,477
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12/01/61	10,000	5,969
Charter Communications Operating LLC/Charter Communications Operating Capital	4.80	03/01/50	25,000	17,499
Charter Communications Operating LLC/Charter Communications Operating Capital	5.13	07/01/49	10,000	7,212
Charter Communications Operating LLC/Charter Communications Operating Capital	5.25	04/01/53	10,000	7,292
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	04/01/38	5,000	4,277
Charter Communications Operating LLC/Charter Communications Operating Capital	5.38	05/01/47	20,000	15,170

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MEDIA – 4.2% (Continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	04/01/63	$10,000	$7,105
Charter Communications Operating LLC/Charter Communications Operating Capital	5.75	04/01/48	20,000	15,723
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10/23/45	25,000	21,692
Charter Communications Operating LLC/Charter Communications Operating Capital	6.70	12/01/55	5,000	4,415
Charter Communications Operating LLC/Charter Communications Operating Capital	6.83	10/23/55	5,000	4,386
Fox Corp.	5.48	01/25/39	10,000	9,489
Fox Corp.	5.58	01/25/49	10,000	8,960
Space Exploration Technologies Corp.(1)	6.60	07/15/46	25,000	22,292
Space Exploration Technologies Corp.(1)	6.65	07/15/56	25,000	22,010
Time Warner Cable LLC	4.50	09/15/42	10,000	7,266
Time Warner Cable LLC	5.50	09/01/41	10,000	8,267
Time Warner Cable LLC	5.88	11/15/40	10,000	8,567
Time Warner Cable LLC	6.55	05/01/37	10,000	9,507
Time Warner Cable LLC	6.75	06/15/39	15,000	14,142
Time Warner Cable LLC	7.30	07/01/38	15,000	14,851
				287,295
MINING – 0.9%
Barrick North America Finance LLC	5.70	05/30/41	10,000	9,799
Barrick North America Finance LLC	5.75	05/01/43	5,000	4,847
Barrick PD Australia Finance Pty Ltd.	5.95	10/15/39	5,000	5,051
Freeport-McMoRan, Inc.	5.45	03/15/43	15,000	13,956
Southern Copper Corp.	5.25	11/08/42	10,000	9,161
Southern Copper Corp.	5.88	04/23/45	10,000	9,769
Southern Copper Corp.	6.75	04/16/40	10,000	10,809
				63,392
OIL & GAS – 3.4%
APA Corp.	5.10	09/01/40	5,000	4,506
Canadian Natural Resources Ltd.	4.95	06/01/47	5,000	4,261
Canadian Natural Resources Ltd.	6.25	03/15/38	10,000	10,370
Cenovus Energy, Inc.	3.75	02/15/52	5,000	3,442
Cenovus Energy, Inc.	5.40	06/15/47	5,000	4,454
Cenovus Energy, Inc.	6.75	11/15/39	5,000	5,399
Continental Resources, Inc.	4.90	06/01/44	5,000	3,983
Devon Energy Corp.	4.75	05/15/42	5,000	4,301
Devon Energy Corp.	5.00	06/15/45	5,000	4,308
Devon Energy Corp.	5.60	07/15/41	10,000	9,599
Devon Energy Corp.	5.75	09/15/54	10,000	9,218
Devon Energy Corp.(1)	5.90	02/15/55	5,000	4,678
Diamondback Energy, Inc.	5.75	04/18/54	15,000	13,969
Diamondback Energy, Inc.	5.90	04/18/64	5,000	4,649
Diamondback Energy, Inc.	6.25	03/15/53	5,000	4,968
Marathon Petroleum Corp.	4.75	09/15/44	10,000	8,419
Marathon Petroleum Corp.	6.50	03/01/41	10,000	10,462

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OIL & GAS – 3.4% (Continued)
Occidental Petroleum Corp.	6.05	10/01/54	$10,000	$9,662
Occidental Petroleum Corp.	6.20	03/15/40	5,000	5,043
Occidental Petroleum Corp.	6.45	09/15/36	10,000	10,534
Occidental Petroleum Corp.	6.60	03/15/46	10,000	10,231
Phillips 66 Co.	3.30	03/15/52	5,000	3,128
Phillips 66 Co.	4.88	11/15/44	12,000	10,312
Phillips 66 Co.	4.90	10/01/46	5,000	4,228
Phillips 66 Co.	5.50	03/15/55	5,000	4,470
Phillips 66 Co.	5.65	06/15/54	5,000	4,556
Phillips 66 Co.	5.88	05/01/42	15,000	14,803
Suncor Energy, Inc.	3.75	03/04/51	5,000	3,509
Suncor Energy, Inc.	4.00	11/15/47	10,000	7,348
Suncor Energy, Inc.	6.80	05/15/38	3,000	3,233
Suncor Energy, Inc.	6.85	06/01/39	5,000	5,408
Valero Energy Corp.	3.65	12/01/51	5,000	3,359
Valero Energy Corp.	4.00	06/01/52	5,000	3,547
Valero Energy Corp.	4.90	03/15/45	5,000	4,332
Valero Energy Corp.	6.63	06/15/37	10,000	10,778
Woodside Finance Ltd.	5.70	09/12/54	5,000	4,582
				234,049
OIL & GAS SERVICES – 0.6%
Halliburton Co.	5.00	11/15/45	20,000	17,182
Halliburton Co.	6.70	09/15/38	5,000	5,383
Halliburton Co.	7.45	09/15/39	10,000	11,426
NOV, Inc.	3.95	12/01/42	10,000	7,570
				41,561
PACKAGING & CONTAINERS – 0.3%
Packaging Corp. of America	3.05	10/01/51	5,000	3,093
Smurfit Kappa Treasury ULC	5.78	04/03/54	10,000	9,535
Sonoco Products Co.	5.75	11/01/40	5,000	4,945
				17,573
PHARMACEUTICALS – 4.4%
Becton Dickinson & Co.	4.67	06/06/47	8,000	6,711
Becton Dickinson & Co.	4.69	12/15/44	5,000	4,242
Cardinal Health, Inc.	5.75	11/15/54	10,000	9,479
Cencora, Inc.	4.25	03/01/45	5,000	4,003
Cencora, Inc.	4.30	12/15/47	10,000	7,886
CVS Health Corp.	4.13	04/01/40	5,000	4,149
CVS Health Corp.	4.78	03/25/38	35,000	31,978
CVS Health Corp.	5.05	03/25/48	65,000	54,966
CVS Health Corp.	5.13	07/20/45	30,000	26,093
CVS Health Corp.	5.30	12/05/43	5,000	4,487
CVS Health Corp.	5.63	02/21/53	10,000	9,012
CVS Health Corp.	5.88	06/01/53	10,000	9,307
CVS Health Corp.	6.00	06/01/44	5,000	4,835
CVS Health Corp.	6.00	06/01/63	5,000	4,640
CVS Health Corp.	6.05	06/01/54	10,000	9,533

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PHARMACEUTICALS – 4.4% (Continued)
CVS Health Corp.	6.20	09/15/55	$10,000	$9,745
CVS Health Corp.	6.25	09/15/65	5,000	4,807
Mylan, Inc.	5.20	04/15/48	5,000	4,008
Mylan, Inc.	5.40	11/29/43	5,000	4,252
Takeda Pharmaceutical Co. Ltd.	3.03	07/09/40	15,000	11,005
Takeda Pharmaceutical Co. Ltd.	3.18	07/09/50	15,000	9,485
Takeda Pharmaceutical Co. Ltd.	3.38	07/09/60	10,000	6,072
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/44	5,000	4,780
Takeda Pharmaceutical Co. Ltd.	5.65	07/05/54	5,000	4,667
Takeda Pharmaceutical Co. Ltd.	5.80	07/05/64	5,000	4,687
Takeda US Financing, Inc.	5.90	07/07/55	5,000	4,829
Utah Acquisition Sub, Inc.	5.25	06/15/46	10,000	8,151
Viatris, Inc.	3.85	06/22/40	10,000	7,653
Viatris, Inc.	4.00	06/22/50	15,000	9,960
Zoetis, Inc.	3.95	09/12/47	10,000	7,498
Zoetis, Inc.	4.70	02/01/43	10,000	8,632
				301,552
PIPELINES – 9.7%
Cheniere Corpus Christi Holdings LLC	2.74	12/31/39	5,000	4,190
Cheniere Energy Partners LP(1)	5.35	11/30/36	10,000	9,728
Cheniere Energy Partners LP(1)	6.05	11/30/56	5,000	4,804
Cheniere Energy, Inc.(1)	6.00	07/30/56	5,000	4,789
Columbia Pipeline Group, Inc.	5.80	06/01/45	5,000	4,787
Eastern Energy Gas Holdings LLC	5.65	10/15/54	5,000	4,557
Eastern Energy Gas Holdings LLC	6.20	01/15/55	5,000	4,916
Enbridge Energy Partners LP	5.50	09/15/40	5,000	4,786
Enbridge Energy Partners LP	7.38	10/15/45	5,000	5,564
Enbridge, Inc.	3.40	08/01/51	5,000	3,225
Enbridge, Inc.	4.00	11/15/49	5,000	3,632
Enbridge, Inc.	4.50	06/10/44	5,000	4,125
Enbridge, Inc.	5.50	12/01/46	5,000	4,617
Enbridge, Inc.	5.95	04/05/54	10,000	9,563
Enbridge, Inc.	6.70	11/15/53	10,000	10,490
Energy Transfer LP	5.00	05/15/44	5,000	4,230
Energy Transfer LP	5.00	05/15/50	15,000	12,149
Energy Transfer LP	5.15	03/15/45	5,000	4,317
Energy Transfer LP	5.30	04/01/44	5,000	4,410
Energy Transfer LP	5.30	04/15/47	10,000	8,622
Energy Transfer LP	5.40	10/01/47	10,000	8,721
Energy Transfer LP	5.80	06/15/38	5,000	4,975
Energy Transfer LP	5.95	05/15/54	15,000	13,777
Energy Transfer LP	6.00	06/15/48	15,000	14,019
Energy Transfer LP	6.05	06/01/41	5,000	4,955
Energy Transfer LP	6.05	09/01/54	10,000	9,301
Energy Transfer LP	6.13	12/15/45	5,000	4,800
Energy Transfer LP	6.20	04/01/55	10,000	9,495
Energy Transfer LP	6.25	04/15/49	15,000	14,435
Energy Transfer LP	6.30	01/15/56	10,000	9,625

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 9.7% (Continued)
Energy Transfer LP	6.50	02/01/42	$5,000	$5,126
Energy Transfer LP	7.50	07/01/38	10,000	11,273
Kinder Morgan Energy Partners LP	5.00	08/15/42	5,000	4,397
Kinder Morgan Energy Partners LP	5.00	03/01/43	5,000	4,385
Kinder Morgan Energy Partners LP	5.40	09/01/44	5,000	4,528
Kinder Morgan Energy Partners LP	5.50	03/01/44	5,000	4,587
Kinder Morgan Energy Partners LP	6.38	03/01/41	5,000	5,151
Kinder Morgan Energy Partners LP	6.50	09/01/39	8,000	8,377
Kinder Morgan Energy Partners LP	6.95	01/15/38	10,000	10,925
Kinder Morgan, Inc.	3.25	08/01/50	5,000	3,140
Kinder Morgan, Inc.	3.60	02/15/51	10,000	6,681
Kinder Morgan, Inc.	5.05	02/15/46	10,000	8,626
Kinder Morgan, Inc.	5.20	03/01/48	5,000	4,351
Kinder Morgan, Inc.	5.45	08/01/52	10,000	8,887
Kinder Morgan, Inc.	5.55	06/01/45	15,000	13,860
Kinder Morgan, Inc.	5.95	08/01/54	5,000	4,794
Kinder Morgan, Inc.	6.15	08/01/56	5,000	4,866
MPLX LP	4.50	04/15/38	15,000	13,284
MPLX LP	4.70	04/15/48	10,000	7,988
MPLX LP	4.90	04/15/58	5,000	3,952
MPLX LP	4.95	03/14/52	15,000	12,138
MPLX LP	5.20	03/01/47	10,000	8,635
MPLX LP	5.50	02/15/49	10,000	8,848
MPLX LP	5.65	03/01/53	5,000	4,473
MPLX LP	5.95	04/01/55	10,000	9,293
MPLX LP	6.20	09/15/55	10,000	9,594
ONEOK Partners LP	6.13	02/01/41	5,000	5,014
ONEOK Partners LP	6.65	10/01/36	10,000	10,641
ONEOK, Inc.	3.95	03/01/50	5,000	3,460
ONEOK, Inc.	4.25	09/15/46	5,000	3,754
ONEOK, Inc.	4.85	02/01/49	5,000	4,029
ONEOK, Inc.	5.15	10/15/43	5,000	4,379
ONEOK, Inc.	5.20	07/15/48	5,000	4,259
ONEOK, Inc.	5.70	11/01/54	15,000	13,301
ONEOK, Inc.	5.85	11/01/64	5,000	4,470
ONEOK, Inc.	6.25	10/15/55	10,000	9,567
ONEOK, Inc.	6.63	09/01/53	15,000	15,056
Plains All American Pipeline LP/PAA Finance Corp.	4.70	06/15/44	5,000	4,167
Plains All American Pipeline LP/PAA Finance Corp.	4.90	02/15/45	5,000	4,258
Plains All American Pipeline LP/PAA Finance Corp.	6.65	01/15/37	5,000	5,313
South Bow USA Infrastructure Holdings LLC	6.18	10/01/54	5,000	4,602
Spectra Energy Partners LP	4.50	03/15/45	5,000	4,051
Targa Resources Corp.	4.95	04/15/52	5,000	4,071
Targa Resources Corp.	6.05	05/15/56	5,000	4,714
Targa Resources Corp.	6.13	05/15/55	10,000	9,533
Targa Resources Corp.	6.25	07/01/52	5,000	4,869
Targa Resources Corp.	6.50	02/15/53	5,000	5,013
TransCanada PipeLines Ltd.	4.88	05/15/48	5,000	4,284

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
PIPELINES – 9.7% (Continued)
TransCanada PipeLines Ltd.	5.10	03/15/49	$5,000	$4,507
TransCanada PipeLines Ltd.	6.10	06/01/40	5,000	5,094
TransCanada PipeLines Ltd.	6.20	10/15/37	10,000	10,356
TransCanada PipeLines Ltd.	6.38	10/17/56	5,000	5,004
TransCanada PipeLines Ltd.	7.25	08/15/38	5,000	5,596
TransCanada PipeLines Ltd.	7.63	01/15/39	10,000	11,511
Transcontinental Gas Pipe Line Co. LLC	4.60	03/15/48	5,000	4,048
Transcontinental Gas Pipe Line Co. LLC	5.75	03/15/56	10,000	9,355
Western Midstream Operating LP	5.25	02/01/50	10,000	8,317
Western Midstream Operating LP	5.30	03/01/48	5,000	4,183
Western Midstream Operating LP	5.45	04/01/44	5,000	4,406
Williams Cos, Inc.	3.50	10/15/51	10,000	6,576
Williams Cos, Inc.	4.85	03/01/48	5,000	4,156
Williams Cos, Inc.	4.90	01/15/45	5,000	4,255
Williams Cos, Inc.	5.10	09/15/45	10,000	8,719
Williams Cos, Inc.	5.30	08/15/52	5,000	4,335
Williams Cos, Inc.	5.75	06/24/44	5,000	4,766
Williams Cos, Inc.	5.80	11/15/54	5,000	4,647
Williams Cos, Inc.	5.95	03/15/56	10,000	9,418
Williams Cos, Inc.	6.30	04/15/40	10,000	10,317
				666,134
REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.9%
Alexandria Real Estate Equities, Inc.	5.63	05/15/54	10,000	9,039
American Tower Corp.	2.95	01/15/51	5,000	2,973
American Tower Corp.	3.10	06/15/50	10,000	6,167
American Tower Corp.	3.70	10/15/49	5,000	3,462
Crown Castle, Inc.	2.90	04/01/41	10,000	6,971
Crown Castle, Inc.	3.25	01/15/51	5,000	3,108
Crown Castle, Inc.	4.15	07/01/50	5,000	3,669
Equinix, Inc.	2.95	09/15/51	5,000	2,921
Equinix, Inc.	3.00	07/15/50	5,000	2,999
Federal Realty OP LP	4.50	12/01/44	5,000	4,153
GLP Capital LP/GLP Financing II, Inc.	5.75	11/01/37	5,000	4,797
VICI Properties LP	5.63	05/15/52	5,000	4,385
VICI Properties LP	6.13	04/01/54	5,000	4,675
				59,319
RETAIL – 2.7%
Dick’s Sporting Goods, Inc.	4.10	01/15/52	5,000	3,464
Dollar General Corp.	4.13	04/03/50	5,000	3,699
Lowe’s Cos, Inc.	2.80	09/15/41	5,000	3,455
Lowe’s Cos, Inc.	3.00	10/15/50	15,000	9,002
Lowe’s Cos, Inc.	3.70	04/15/46	10,000	7,176
Lowe’s Cos, Inc.	4.05	05/03/47	10,000	7,482
Lowe’s Cos, Inc.	4.25	04/01/52	10,000	7,446
Lowe’s Cos, Inc.	4.45	04/01/62	10,000	7,344
Lowe’s Cos, Inc.	4.55	04/05/49	5,000	3,967
Lowe’s Cos, Inc.	4.65	04/15/42	5,000	4,295

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
RETAIL – 2.7% (Continued)
Lowe’s Cos, Inc.	5.63	04/15/53	$15,000	$13,757
Lowe’s Cos, Inc.	5.80	09/15/62	10,000	9,213
Lowe’s Cos, Inc.	5.85	04/01/63	9,000	8,359
McDonald’s Corp.	3.63	05/01/43	5,000	3,766
McDonald’s Corp.	3.63	09/01/49	15,000	10,414
McDonald’s Corp.	3.70	02/15/42	5,000	3,891
McDonald’s Corp.	4.20	04/01/50	5,000	3,821
McDonald’s Corp.	4.45	03/01/47	10,000	8,082
McDonald’s Corp.	4.45	09/01/48	5,000	4,002
McDonald’s Corp.	4.60	05/26/45	5,000	4,193
McDonald’s Corp.	4.88	12/09/45	10,000	8,660
McDonald’s Corp.	5.15	09/09/52	10,000	8,739
McDonald’s Corp.	5.45	08/14/53	10,000	9,154
McDonald’s Corp.	6.30	10/15/37	5,000	5,337
McDonald’s Corp.	6.30	03/01/38	5,000	5,322
Starbucks Corp.	3.35	03/12/50	5,000	3,258
Starbucks Corp.	3.50	11/15/50	10,000	6,674
Starbucks Corp.	4.45	08/15/49	10,000	7,910
Starbucks Corp.	4.50	11/15/48	5,000	4,001
				185,883
SEMICONDUCTORS – 2.5%
Intel Corp.	2.80	08/12/41	5,000	3,342
Intel Corp.	3.05	08/12/51	10,000	5,832
Intel Corp.	3.10	02/15/60	10,000	5,280
Intel Corp.	3.20	08/12/61	5,000	2,690
Intel Corp.	3.25	11/15/49	15,000	9,158
Intel Corp.	3.73	12/08/47	15,000	10,188
Intel Corp.	4.10	05/19/46	10,000	7,288
Intel Corp.	4.10	05/11/47	10,000	7,191
Intel Corp.	4.25	12/15/42	10,000	7,840
Intel Corp.	4.60	03/25/40	5,000	4,308
Intel Corp.	4.75	03/25/50	15,000	11,680
Intel Corp.	4.80	10/01/41	5,000	4,276
Intel Corp.	4.90	07/29/45	5,000	4,076
Intel Corp.	4.90	08/05/52	15,000	11,823
Intel Corp.	4.95	03/25/60	5,000	3,868
Intel Corp.	5.05	08/05/62	5,000	3,863
Intel Corp.	5.60	02/21/54	10,000	8,751
Intel Corp.	5.63	02/10/43	10,000	9,225
Intel Corp.	5.70	02/10/53	15,000	13,321
Intel Corp.	5.90	02/10/63	10,000	8,892
Intel Corp.	6.13	05/15/56	15,000	14,064
Intel Corp.	6.20	05/15/66	5,000	4,605
Micron Technology, Inc.	3.37	11/01/41	5,000	3,713
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	05/11/41	10,000	7,231
NXP BV/NXP Funding LLC/NXP USA, Inc.	3.25	11/30/51	5,000	3,113
				175,618

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SOFTWARE – 5.9%
Electronic Arts, Inc.	2.95	02/15/51	$5,000	$4,241
Fidelity National Information Services, Inc.	3.10	03/01/41	5,000	3,526
Fiserv, Inc.	4.40	07/01/49	10,000	7,505
Oracle Corp.	3.60	04/01/40	25,000	17,314
Oracle Corp.	3.60	04/01/50	35,000	20,074
Oracle Corp.	3.65	03/25/41	20,000	13,559
Oracle Corp.	3.80	11/15/37	15,000	11,322
Oracle Corp.	3.85	04/01/60	25,000	14,012
Oracle Corp.	3.95	03/25/51	25,000	15,208
Oracle Corp.	4.00	07/15/46	25,000	15,891
Oracle Corp.	4.00	11/15/47	20,000	12,568
Oracle Corp.	4.10	03/25/61	15,000	8,770
Oracle Corp.	4.13	05/15/45	15,000	9,873
Oracle Corp.	4.38	05/15/55	15,000	9,413
Oracle Corp.	4.50	07/08/44	5,000	3,494
Oracle Corp.	5.38	07/15/40	20,000	16,732
Oracle Corp.	5.38	09/27/54	15,000	10,955
Oracle Corp.	5.50	09/27/64	10,000	7,195
Oracle Corp.	5.55	02/06/53	20,000	15,031
Oracle Corp.	5.88	09/26/45	20,000	16,448
Oracle Corp.	5.95	09/26/55	30,000	23,864
Oracle Corp.	6.00	08/03/55	15,000	12,044
Oracle Corp.	6.10	09/26/65	15,000	11,794
Oracle Corp.	6.13	07/08/39	10,000	9,142
Oracle Corp.	6.13	08/03/65	10,000	7,924
Oracle Corp.	6.50	04/15/38	10,000	9,554
Oracle Corp.	6.55	02/04/46	15,000	13,322
Oracle Corp.	6.70	02/04/56	40,000	35,333
Oracle Corp.	6.85	02/04/66	20,000	17,588
Oracle Corp.	6.90	11/09/52	20,000	18,021
Synopsys, Inc.	5.70	04/01/55	20,000	18,359
				410,076
TELECOMMUNICATIONS – 14.7%
AT&T, Inc.	3.10	02/01/43	5,000	3,409
AT&T, Inc.	3.30	02/01/52	10,000	5,889
AT&T, Inc.	3.50	06/01/41	20,000	14,739
AT&T, Inc.	3.50	09/15/53	60,000	36,286
AT&T, Inc.	3.50	02/01/61	5,000	2,856
AT&T, Inc.	3.55	09/15/55	60,000	36,018
AT&T, Inc.	3.65	06/01/51	25,000	15,874
AT&T, Inc.	3.65	09/15/59	50,000	29,700
AT&T, Inc.	3.80	12/01/57	45,000	27,869
AT&T, Inc.	3.85	06/01/60	13,000	8,056
AT&T, Inc.	4.30	12/15/42	10,000	7,812
AT&T, Inc.	4.35	06/15/45	10,000	7,599
AT&T, Inc.	4.50	03/09/48	15,000	11,319
AT&T, Inc.	4.55	03/09/49	5,000	3,773

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 14.7% (Continued)
AT&T, Inc.	4.75	05/15/46	$15,000	$11,918
AT&T, Inc.	4.85	03/01/39	10,000	8,930
AT&T, Inc.	4.90	08/15/37	5,000	4,616
AT&T, Inc.	5.15	11/15/46	10,000	8,389
AT&T, Inc.	5.15	02/15/50	5,000	4,158
AT&T, Inc.	5.25	10/30/36	10,000	9,528
AT&T, Inc.	5.25	03/01/37	10,000	9,516
AT&T, Inc.	5.35	09/01/40	5,000	4,657
AT&T, Inc.	5.45	03/01/47	5,000	4,377
AT&T, Inc.	5.55	08/15/41	5,000	4,679
AT&T, Inc.	5.55	11/01/45	10,000	8,813
AT&T, Inc.	5.65	02/15/47	5,000	4,513
AT&T, Inc.	5.70	11/01/54	10,000	8,633
AT&T, Inc.	5.85	04/30/46	10,000	9,102
AT&T, Inc.	6.00	04/30/56	15,000	13,489
AT&T, Inc.	6.05	08/15/56	10,000	9,060
AT&T, Inc.	6.20	10/30/56	15,000	13,871
AT&T, Inc.	6.30	01/15/38	5,000	5,124
AT&T, Inc.	6.30	10/30/66	10,000	9,203
Bell Telephone Co. of Canada or Bell Canada	5.45	11/15/36	5,000	4,828
Bell Telephone Co. of Canada or Bell Canada	5.55	02/15/54	10,000	8,961
Corning, Inc.	4.75	03/15/42	5,000	4,410
Corning, Inc.	5.35	11/15/48	5,000	4,465
Corning, Inc.	5.45	11/15/79	10,000	8,554
Nokia OYJ	6.63	05/15/39	5,000	5,037
Orange SA	5.38	01/13/42	5,000	4,671
Orange SA	5.50	02/06/44	10,000	9,353
Rogers Communications, Inc.	3.70	11/15/49	5,000	3,455
Rogers Communications, Inc.	4.30	02/15/48	5,000	3,761
Rogers Communications, Inc.	4.35	05/01/49	10,000	7,586
Rogers Communications, Inc.	4.50	03/15/42	5,000	4,080
Rogers Communications, Inc.	4.55	03/15/52	15,000	11,291
Rogers Communications, Inc.	5.00	03/15/44	5,000	4,270
Rogers Communications, Inc.	5.45	10/01/43	5,000	4,475
Telefonica Emisiones SA	4.90	03/06/48	10,000	8,051
Telefonica Emisiones SA	5.21	03/08/47	25,000	21,076
Telefonica Emisiones SA	5.52	03/01/49	10,000	8,734
TELUS Corp.	4.60	11/16/48	5,000	4,016
T-Mobile USA, Inc.	3.00	02/15/41	20,000	14,091
T-Mobile USA, Inc.	3.30	02/15/51	25,000	15,216
T-Mobile USA, Inc.	3.40	10/15/52	25,000	15,259
T-Mobile USA, Inc.	3.60	11/15/60	15,000	8,975
T-Mobile USA, Inc.	4.38	04/15/40	15,000	12,661
T-Mobile USA, Inc.	4.50	04/15/50	25,000	18,881
T-Mobile USA, Inc.	5.25	06/15/55	5,000	4,140
T-Mobile USA, Inc.	5.50	01/15/55	5,000	4,303
T-Mobile USA, Inc.	5.65	01/15/53	15,000	13,212
T-Mobile USA, Inc.	5.70	01/15/56	10,000	8,828

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TELECOMMUNICATIONS – 14.7% (Continued)
T-Mobile USA, Inc.	5.75	01/15/54	$10,000	$8,941
T-Mobile USA, Inc.	5.80	09/15/62	5,000	4,403
T-Mobile USA, Inc.	5.85	02/15/56	5,000	4,527
T-Mobile USA, Inc.	5.88	11/15/55	10,000	9,069
T-Mobile USA, Inc.	6.00	06/15/54	10,000	9,236
Verizon Communications, Inc.	2.65	11/20/40	25,000	17,018
Verizon Communications, Inc.	2.85	09/03/41	10,000	6,823
Verizon Communications, Inc.	2.88	11/20/50	25,000	14,307
Verizon Communications, Inc.	2.99	10/30/56	30,000	16,404
Verizon Communications, Inc.	3.00	11/20/60	15,000	8,084
Verizon Communications, Inc.	3.40	03/22/41	30,000	22,262
Verizon Communications, Inc.	3.55	03/22/51	35,000	22,906
Verizon Communications, Inc.	3.70	03/22/61	25,000	15,673
Verizon Communications, Inc.	3.85	11/01/42	5,000	3,816
Verizon Communications, Inc.	3.88	03/01/52	10,000	6,870
Verizon Communications, Inc.	4.00	03/22/50	10,000	7,202
Verizon Communications, Inc.	4.13	08/15/46	10,000	7,469
Verizon Communications, Inc.	4.52	09/15/48	10,000	7,760
Verizon Communications, Inc.	4.67	03/15/55	5,000	3,823
Verizon Communications, Inc.	4.81	03/15/39	10,000	8,989
Verizon Communications, Inc.	4.86	08/21/46	20,000	16,477
Verizon Communications, Inc.	5.01	04/15/49	5,000	4,174
Verizon Communications, Inc.	5.01	08/21/54	5,000	4,091
Verizon Communications, Inc.	5.25	03/16/37	10,000	9,597
Verizon Communications, Inc.	5.40	07/02/37	15,000	14,514
Verizon Communications, Inc.	5.50	02/23/54	10,000	8,839
Verizon Communications, Inc.	5.75	11/30/45	15,000	13,879
Verizon Communications, Inc.	5.88	11/30/55	25,000	22,853
Verizon Communications, Inc.	6.00	11/30/65	15,000	13,618
Verizon Communications, Inc.	6.55	09/15/43	5,000	5,129
Vodafone Group PLC	4.25	09/17/50	5,000	3,665
Vodafone Group PLC	4.38	02/19/43	5,000	4,034
Vodafone Group PLC	4.88	06/19/49	10,000	8,131
Vodafone Group PLC	5.00	05/30/38	5,000	4,691
Vodafone Group PLC	5.25	05/30/48	15,000	12,896
Vodafone Group PLC	5.63	02/10/53	5,000	4,415
Vodafone Group PLC	5.75	06/28/54	15,000	13,517
Vodafone Group PLC	5.75	02/10/63	5,000	4,398
Vodafone Group PLC	5.88	06/28/64	10,000	8,902
Vodafone Group PLC	6.10	06/18/56	10,000	9,346
Vodafone Group PLC	6.15	02/27/37	10,000	10,325
				1,013,488
TOYS/GAMES/HOBBIES – 0.1%
Hasbro, Inc.	6.35	03/15/40	5,000	5,142

TRANSPORTATION – 1.4%
Canadian Pacific Railway Co.	3.00	12/02/41	15,000	10,754
Canadian Pacific Railway Co.	3.10	12/02/51	15,000	9,377

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TRANSPORTATION – 1.4% (Continued)
Canadian Pacific Railway Co.	3.50	05/01/50	$5,000	$3,404
Canadian Pacific Railway Co.	6.13	09/15/15	10,000	9,791
FedEx Corp.	5.25	05/15/50	10,000	8,884
Norfolk Southern Corp.	2.90	08/25/51	5,000	2,973
Norfolk Southern Corp.	3.05	05/15/50	10,000	6,211
Norfolk Southern Corp.	3.16	05/15/55	10,000	6,070
Norfolk Southern Corp.	3.94	11/01/47	5,000	3,745
Norfolk Southern Corp.	3.95	10/01/42	5,000	3,974
Norfolk Southern Corp.	4.10	05/15/21	5,000	3,296
Norfolk Southern Corp.	4.15	02/28/48	5,000	3,852
Norfolk Southern Corp.	4.55	06/01/53	5,000	3,981
Norfolk Southern Corp.	4.65	01/15/46	5,000	4,200
Norfolk Southern Corp.	4.84	10/01/41	5,000	4,532
Norfolk Southern Corp.	5.35	08/01/54	10,000	8,999
Norfolk Southern Corp.	5.95	03/15/64	5,000	4,819
				98,862
TRUCKING & LEASING – 0.1%
GATX Corp.	3.10	06/01/51	5,000	3,028
GATX Corp.	6.05	06/05/54	5,000	4,816
				7,844
WATER – 0.7%
American Water Capital Corp.	3.45	05/01/50	5,000	3,358
American Water Capital Corp.	3.75	09/01/47	5,000	3,636
American Water Capital Corp.	4.15	06/01/49	5,000	3,810
American Water Capital Corp.	4.20	09/01/48	5,000	3,842
American Water Capital Corp.	4.30	12/01/42	5,000	4,159
American Water Capital Corp.	5.45	03/01/54	5,000	4,554
American Water Capital Corp.	5.70	09/01/55	10,000	9,462
American Water Capital Corp.	6.59	10/15/37	5,000	5,450
Essential Utilities, Inc.	4.28	05/01/49	10,000	7,648
Essential Utilities, Inc.	5.30	05/01/52	5,000	4,392
				50,311
TOTAL CORPORATE BONDS (Cost – $7,203,477)				6,742,170

SHORT-TERM INVESTMENTS – 0.6%
TIME DEPOSITS – 0.6%
Citibank, New York	2.98	08/03/26	39,224	39,224
TOTAL SHORT-TERM INVESTMENTS (Cost – $39,224)				39,224

TOTAL INVESTMENTS – 98.4% (Cost – $7,242,701)				$6,781,394
OTHER ASSETS LESS LIABILITIES – 1.6%				112,102
NET ASSETS – 100.0%				$6,893,496

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2026, amounts to $97,407 and represents 1.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx BBB Rated 10+ Year Corporate Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$6,742,170	$–	$6,742,170
Time Deposits	–	39,224	–	39,224
Total Investments	$–	$6,781,394	$–	$6,781,394

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 10.1%
BANKS – 0.1%
Banco Nacional de Panama(1)	2.50	08/11/30	$1,375,000	$1,219,412

CHEMICALS – 0.4%
CNAC HK Finbridge Co. Ltd.(1)	3.00	09/22/30	900,000	834,952
CNAC HK Finbridge Co. Ltd.(1)	4.13	07/19/27	1,000,000	995,995
CNAC HK Finbridge Co. Ltd.(1)	5.13	03/14/28	1,600,000	1,609,680
				3,440,627
DIVERSIFIED FINANCIAL SERVICES – 0.3%
SRC Sukuk Ltd.(1)	4.38	04/02/29	800,000	784,800
SRC Sukuk Ltd.(1)	4.88	10/02/35	550,000	521,697
SRC Sukuk Ltd.(1)	5.00	02/27/28	450,000	450,281
SRC Sukuk Ltd.(1)	5.38	02/27/35	450,000	446,485
				2,203,263
ELECTRIC – 0.9%
Comision Federal de Electricidad(1)	6.05	01/28/34	400,000	387,024
Comision Federal de Electricidad(1)	6.45	01/24/35	600,000	590,100
Eskom Holdings(1)	6.35	08/10/28	1,693,000	1,722,627
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	4.13	05/15/27	950,000	944,556
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	5.45	05/21/28	600,000	601,875
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(1)	5.45	02/03/36	600,000	564,066
State Grid Overseas Investment BVI Ltd.(1)	1.63	08/05/30	1,025,000	920,675
State Grid Overseas Investment BVI Ltd.(1)	3.50	05/04/27	2,225,000	2,204,319
				7,935,242
INSURANCE – 0.2%
China Life Insurance Overseas Co. Ltd./Hong Kong(1)	5.35	08/15/33	1,950,000	1,973,322

INVESTMENT COMPANIES – 1.9%
Gaci First Investment Co.(1)	4.75	02/14/30	800,000	785,500
Gaci First Investment Co.(1)	4.88	05/14/29	1,500,000	1,492,635
Gaci First Investment Co.(1)	4.88	02/14/35	1,050,000	1,001,616
Gaci First Investment Co.(1)	5.00	10/13/27	450,000	450,311
Gaci First Investment Co.(1)	5.00	01/29/29	900,000	897,219
Gaci First Investment Co.(1)	5.00	09/15/35	1,125,000	1,075,736
Gaci First Investment Co.(1)	5.25	01/29/30	1,200,000	1,196,724
Gaci First Investment Co.(1)	5.25	10/13/32	850,000	840,310
Gaci First Investment Co.(1)	5.25	05/14/33	850,000	835,371
Gaci First Investment Co.(1)	5.25	01/29/34	850,000	835,542
Gaci First Investment Co.(1)	5.63	07/29/34	800,000	800,000
Suci Second Investment Co.(1)	4.38	09/10/27	800,000	797,176
Suci Second Investment Co.(1)	4.88	05/08/32	700,000	683,361
Suci Second Investment Co.(1)	5.13	01/28/36	900,000	875,007
Suci Second Investment Co.(1)	5.17	03/05/31	1,100,000	1,092,069
Suci Second Investment Co.(1)	6.00	10/25/28	1,100,000	1,120,350
Suci Second Investment Co.(1)	6.25	10/25/33	550,000	580,701
TVF Varlik Kiralama AS(1)	6.95	01/23/30	700,000	702,047
				16,061,675

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINING – 0.9%
Corp. Nacional del Cobre de Chile(1)	3.00	09/30/29	$900,000	$842,661
Corp. Nacional del Cobre de Chile(1)	3.15	01/14/30	950,000	884,051
Corp. Nacional del Cobre de Chile(1)	3.63	08/01/27	1,100,000	1,082,950
Corp. Nacional del Cobre de Chile(1)	5.95	01/08/34	1,175,000	1,185,481
Corp. Nacional del Cobre de Chile(1)	6.33	01/13/35	1,300,000	1,336,270
Corp. Nacional del Cobre de Chile(1)	6.44	01/26/36	1,275,000	1,327,505
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT(1)	5.45	05/15/30	600,000	599,811
				7,258,729
OIL & GAS – 5.2%
Bapco Energies Sukuk Ltd.(1)	6.25	01/29/35	1,550,000	1,504,275
EDO Sukuk Ltd.(1)	5.88	09/21/33	1,900,000	1,937,420
Pertamina Hulu Energi PT(1)	5.25	05/21/30	700,000	694,204
Petroleos de Venezuela SA(1),(2)	5.38	04/12/27	2,950,000	1,090,099
Petroleos de Venezuela SA(1),(2)	6.00	05/16/24	5,085,000	1,931,588
Petroleos de Venezuela SA(1),(2)	6.00	11/15/26	4,415,000	1,670,526
Petroleos de Venezuela SA(1),(2)	8.50	10/27/20	1,105,000	1,185,389
Petroleos de Venezuela SA(1),(2)	9.00	11/17/21	2,480,000	1,080,350
Petroleos de Venezuela SA(1),(2)	9.75	05/17/35	3,000,000	1,368,375
Petroleos de Venezuela SA(1),(2)	12.75	02/17/22	3,450,000	1,735,781
Petroleos del Peru SA(1)	4.75	06/19/32	1,550,000	1,338,038
Petroleos Mexicanos	5.95	01/28/31	1,865,000	1,832,456
Petroleos Mexicanos	6.50	03/13/27	584,000	589,852
Petroleos Mexicanos	6.50	01/23/29	675,000	685,597
Petroleos Mexicanos	6.63	06/15/35	1,350,000	1,282,959
Petroleos Mexicanos	6.70	02/16/32	3,315,000	3,314,337
Petroleos Mexicanos	6.84	01/23/30	1,125,000	1,144,519
Petroleos Mexicanos	8.75	06/02/29	850,000	905,420
Petroleos Mexicanos	10.00	02/07/33	1,000,000	1,157,500
Petronas Capital Ltd.(1)	2.48	01/28/32	2,375,000	2,087,649
Petronas Capital Ltd.(1)	3.50	04/21/30	4,250,000	4,047,934
Petronas Capital Ltd.(1)	4.95	01/03/31	3,100,000	3,101,581
Petronas Capital Ltd.(1)	5.34	04/03/35	3,400,000	3,401,615
Sinopec Group Overseas Development 2017 Ltd.(1)	3.63	04/12/27	850,000	845,737
Sinopec Group Overseas Development 2018 Ltd.(1)	2.30	01/08/31	1,225,000	1,117,169
Sinopec Group Overseas Development 2018 Ltd.(1)	2.70	05/13/30	1,325,000	1,243,612
Sinopec Group Overseas Development 2018 Ltd.(1)	2.95	11/12/29	850,000	812,315
TPAO Varlik Kiralama ASA(1)	6.30	03/04/31	900,000	870,534
				43,976,831
TRANSPORTATION – 0.2%
Transnet/South Africa(1)	8.25	02/06/28	1,550,000	1,605,273

TOTAL CORPORATE BONDS (Cost – $83,113,592)				85,674,374

GOVERNMENT AGENCIES AND OBLIGATIONS – 88.4%
GOVERNMENT AGENCIES – 3.2%
Bank Gospodarstwa Krajowego(1)	5.38	05/22/33	2,350,000	2,357,567
Bank Gospodarstwa Krajowego(1)	5.75	07/09/34	2,325,000	2,369,524
Bank Gospodarstwa Krajowego(1)	6.25	10/31/28	1,400,000	1,451,884
Eagle Funding Luxco Sarl(1)	5.50	08/17/30	6,000,000	5,997,000

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT AGENCIES – 3.2% (Continued)
Export-Import Bank of China(1),(3)	4.01	11/05/27	$950,000	$950,253
Export-Import Bank of India(1)	2.25	01/13/31	2,000,000	1,768,210
Export-Import Bank of India(1)	3.25	01/15/30	2,000,000	1,883,960
Export-Import Bank of India(1)	3.88	02/01/28	2,075,000	2,045,246
Export-Import Bank of India(1)	5.50	01/18/33	1,950,000	1,960,538
Export-Import Bank of India(1)	5.50	01/13/35	2,050,000	2,046,138
Magyar Export-Import Bank ZRT(1)	6.13	12/04/27	2,100,000	2,127,597
MFB Magyar Fejlesztesi Bank ZRT(1)	6.50	06/29/28	1,925,000	1,973,436
				26,931,353
GOVERNMENT OBLIGATIONS – 85.2%
Angolan Government International Bond(1)	8.00	11/26/29	2,945,000	3,018,846
Angolan Government International Bond(1)	8.75	04/14/32	3,550,000	3,630,017
Angolan Government International Bond(1)	9.24	01/15/31	3,200,000	3,356,864
Angolan Government International Bond(1)	9.38	03/31/33	3,100,000	3,195,542
Argentine Republic Government International Bond(4)	0.75	07/09/30	9,523,200	8,330,419
Argentine Republic Government International Bond	1.00	07/09/29	1,495,200	1,341,235
Argentine Republic Government International Bond(4)	3.50	07/09/41	9,710,000	7,195,110
Argentine Republic Government International Bond(4)	4.13	07/09/35	19,039,000	15,055,089
Argentine Republic Government International Bond(4)	5.00	01/09/38	10,460,000	8,645,190
Bahrain Government International Bond(1)	5.25	01/25/33	1,475,000	1,303,030
Bahrain Government International Bond(1)	5.45	09/16/32	1,450,000	1,299,055
Bahrain Government International Bond(1)	5.63	09/30/31	1,500,000	1,377,690
Bahrain Government International Bond(1)	5.63	05/18/34	1,500,000	1,318,980
Bahrain Government International Bond(1)	6.75	09/20/29	1,850,000	1,803,287
Bahrain Government International Bond(1)	7.00	10/12/28	2,300,000	2,288,546
Bahrain Government International Bond(1)	7.13	06/10/36	1,500,000	1,421,505
Bahrain Government International Bond(1)	7.38	05/14/30	1,500,000	1,488,375
Bahrain Government International Bond(1)	7.50	02/12/36	1,500,000	1,464,615
Bahrain Government International Bond(1)	7.75	04/18/35	1,375,000	1,366,200
Bolivian Government International Bond(1)	9.45	05/14/31	2,125,000	2,165,375
Brazilian Government International Bond	3.75	09/12/31	1,375,000	1,266,169
Brazilian Government International Bond	3.88	06/12/30	3,450,000	3,282,606
Brazilian Government International Bond	4.50	05/30/29	1,875,000	1,866,862
Brazilian Government International Bond	4.63	01/13/28	3,000,000	3,006,990
Brazilian Government International Bond	5.50	11/06/30	2,200,000	2,212,100
Brazilian Government International Bond	5.50	02/04/33	1,350,000	1,312,416
Brazilian Government International Bond	6.00	10/20/33	2,175,000	2,164,408
Brazilian Government International Bond	6.13	01/22/32	2,000,000	2,028,000
Brazilian Government International Bond	6.13	03/15/34	2,375,000	2,359,562
Brazilian Government International Bond	6.25	03/18/31	2,075,000	2,142,437
Brazilian Government International Bond	6.25	05/22/36	3,575,000	3,471,325
Brazilian Government International Bond	6.63	03/15/35	4,400,000	4,452,008
Brazilian Government International Bond	8.25	01/20/34	1,450,000	1,622,709
CBB International Sukuk Programme Co. W.L.L.(1)	3.88	05/18/29	1,475,000	1,365,127
CBB International Sukuk Programme Co. W.L.L.(1)	3.95	09/16/27	1,400,000	1,359,918
CBB International Sukuk Programme Co. W.L.L.(1)	4.50	03/30/27	1,475,000	1,459,055
CBB International Sukuk Programme Co. W.L.L.(1)	5.87	02/06/34	2,150,000	2,012,938
CBB International Sukuk Programme Co. W.L.L.(1)	5.88	06/05/32	1,800,000	1,708,020

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.2% (Continued)
CBB International Sukuk Programme Co. W.L.L.(1)	6.00	02/12/31	$1,350,000	$1,295,865
CBB International Sukuk Programme Co. W.L.L.(1)	6.25	10/18/30	1,400,000	1,365,518
CBB International Sukuk Programme Co. W.L.L.(1)	6.25	07/07/33	2,450,000	2,374,944
Chile Government International Bond	2.45	01/31/31	1,320,000	1,186,680
Chile Government International Bond	2.55	01/27/32	1,275,000	1,116,390
Chile Government International Bond	2.55	07/27/33	1,930,000	1,624,095
Chile Government International Bond	3.24	02/06/28	1,760,000	1,726,472
Chile Government International Bond	3.50	01/31/34	1,375,000	1,222,375
Chile Government International Bond	4.85	01/22/29	1,600,000	1,600,672
Chile Government International Bond	4.95	01/05/36	1,500,000	1,449,555
China Government International Bond(1)	1.20	10/21/30	1,850,000	1,647,814
China Government International Bond(1)	1.75	10/26/31	850,000	757,707
China Government International Bond(1)	2.13	12/03/29	1,825,000	1,718,402
China Government International Bond(1)	2.63	11/02/27	800,000	786,532
China Government International Bond(1)	3.50	10/19/28	1,000,000	991,470
China Government International Bond(1)	3.63	11/13/28	1,850,000	1,833,063
China Government International Bond(1)	3.75	11/13/30	1,925,000	1,895,394
China Government International Bond(1)	4.13	11/20/27	1,300,000	1,301,606
Colombia Government International Bond	3.00	01/30/30	1,850,000	1,687,200
Colombia Government International Bond	3.13	04/15/31	2,860,000	2,523,607
Colombia Government International Bond	3.25	04/22/32	2,075,000	1,784,500
Colombia Government International Bond	4.50	03/15/29	1,900,000	1,855,787
Colombia Government International Bond	5.38	01/21/29	2,975,000	2,972,769
Colombia Government International Bond	6.13	01/21/31	2,200,000	2,209,350
Colombia Government International Bond	6.50	01/21/33	2,200,000	2,208,800
Colombia Government International Bond	7.38	04/25/30	2,750,000	2,887,142
Colombia Government International Bond	7.50	02/02/34	3,200,000	3,364,160
Colombia Government International Bond	8.00	04/20/33	2,300,000	2,485,909
Costa Rica Government International Bond(1)	6.13	02/19/31	2,356,000	2,418,785
Costa Rica Government International Bond(1)	6.55	04/03/34	3,000,000	3,155,604
Dominican Republic International Bond(1)	4.50	01/30/30	2,950,000	2,835,658
Dominican Republic International Bond(1)	4.88	09/23/32	4,500,000	4,227,345
Dominican Republic International Bond(1)	5.50	02/22/29	2,750,000	2,742,163
Dominican Republic International Bond(1)	5.75	03/17/34	1,800,000	1,748,898
Dominican Republic International Bond(1)	5.88	10/28/35	2,450,000	2,371,135
Dominican Republic International Bond(1)	6.00	07/19/28	1,950,000	1,974,239
Dominican Republic International Bond(1)	6.00	02/22/33	2,675,000	2,660,635
Dominican Republic International Bond(1)	7.05	02/03/31	1,800,000	1,875,123
Ecuador Government International Bond(1),(4)	6.90	07/31/35	11,952,873	10,795,118
Ecuador Government International Bond(1)	8.75	01/29/34	5,375,000	5,345,975
Egypt Government International Bond(1)	5.80	09/30/27	1,950,000	1,948,187
Egypt Government International Bond(1)	5.88	02/16/31	2,600,000	2,498,600
Egypt Government International Bond(1)	6.59	02/21/28	2,184,000	2,197,475
Egypt Government International Bond(1)	7.05	01/15/32	1,775,000	1,752,679
Egypt Government International Bond(1)	7.30	09/30/33	2,050,000	2,012,075
Egypt Government International Bond(1)	7.60	03/01/29	2,925,000	3,002,512
Egypt Government International Bond(1)	7.63	05/29/32	2,900,000	2,918,125
Egypt Government International Bond(1)	7.63	05/20/34	1,750,000	1,736,000

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.2% (Continued)
Egypt Government International Bond(1)	8.63	02/04/30	$2,100,000	$2,213,978
Egypt Government International Bond(1)	9.45	02/04/33	2,100,000	2,288,255
El Salvador Government International Bond(1)	9.25	04/17/30	1,975,000	2,122,463
Ethiopia International Bond(1),(2)	6.63	12/11/24	2,050,000	2,215,517
Ghana Government International Bond(1),(4)	5.00	07/03/29	4,355,888	4,266,159
Ghana Government International Bond(1),(4)	5.00	07/03/35	8,282,900	7,604,365
Guatemala Government Bond(1)	6.60	06/13/36	2,050,000	2,134,850
Hazine Mustesarligi Varlik Kiralama AS(1)	6.50	04/26/30	1,650,000	1,656,703
Hazine Mustesarligi Varlik Kiralama AS(1)	6.70	07/02/32	1,800,000	1,790,352
Hazine Mustesarligi Varlik Kiralama AS(1)	6.75	09/01/30	1,700,000	1,714,714
Hazine Mustesarligi Varlik Kiralama AS(1)	7.25	02/24/27	2,100,000	2,123,625
Hazine Mustesarligi Varlik Kiralama AS(1)	8.51	01/14/29	1,625,000	1,715,821
Hungary Government International Bond(1)	2.13	09/22/31	3,800,000	3,261,388
Hungary Government International Bond(1)	5.25	06/16/29	2,950,000	2,969,618
Hungary Government International Bond(1)	5.38	09/26/30	2,400,000	2,414,400
Hungary Government International Bond(1)	5.50	06/16/34	2,135,000	2,130,815
Hungary Government International Bond(1)	5.50	03/26/36	4,250,000	4,174,010
Hungary Government International Bond(1)	6.00	09/26/35	3,700,000	3,771,817
Hungary Government International Bond(1)	6.13	05/22/28	3,713,000	3,789,451
Hungary Government International Bond(1)	6.25	09/22/32	3,125,000	3,267,781
Indonesia Government International Bond	1.85	03/12/31	850,000	738,582
Indonesia Government International Bond	2.15	07/28/31	650,000	565,818
Indonesia Government International Bond	2.85	02/14/30	750,000	697,031
Indonesia Government International Bond	3.50	01/11/28	925,000	914,307
Indonesia Government International Bond	3.55	03/31/32	640,000	587,200
Indonesia Government International Bond(1)	3.85	07/18/27	600,000	598,998
Indonesia Government International Bond	3.85	10/15/30	1,125,000	1,079,685
Indonesia Government International Bond	4.10	04/24/28	600,000	597,348
Indonesia Government International Bond	4.35	02/21/31	500,000	486,500
Indonesia Government International Bond	4.55	01/11/28	670,000	671,420
Indonesia Government International Bond	4.65	09/20/32	950,000	918,802
Indonesia Government International Bond	4.75	02/11/29	725,000	728,828
Indonesia Government International Bond	4.75	09/10/34	525,000	498,655
Indonesia Government International Bond	4.85	01/11/33	630,000	611,320
Indonesia Government International Bond	4.90	04/16/36	800,000	755,016
Indonesia Government International Bond	4.95	02/21/36	850,000	803,352
Indonesia Government International Bond	5.60	01/15/35	700,000	699,986
Indonesia Government International Bond	5.69	05/29/36	700,000	697,445
Indonesia Government International Bond(1)	8.50	10/12/35	1,000,000	1,193,750
Ivory Coast Government International Bond(1)	6.13	06/15/33	2,400,000	2,340,000
Ivory Coast Government International Bond(1)	7.63	01/30/33	2,200,000	2,307,712
Ivory Coast Government International Bond(1)	8.08	04/01/36	3,625,000	3,865,156
Ivory Coast Government International Bond(1)	8.25	01/30/37	3,000,000	3,246,420
Jordan Government International Bond(1)	5.85	07/07/30	2,500,000	2,502,125
Jordan Government International Bond(1)	7.50	01/13/29	2,625,000	2,717,295
Kazakhstan Government International Bond(1)	4.41	10/28/30	3,150,000	3,075,188
Kazakhstan Government International Bond(1)	4.71	04/09/35	3,075,000	2,941,022
Kazakhstan Government International Bond(1)	5.00	07/01/32	2,600,000	2,572,804

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.2% (Continued)
KSA Ijarah Sukuk Ltd.(1)	4.25	09/09/30	$1,200,000	$1,167,600
KSA Ijarah Sukuk Ltd.(1)	4.88	09/09/35	1,500,000	1,445,445
KSA Sukuk Ltd.(1)	2.25	05/17/31	875,000	773,054
KSA Sukuk Ltd.(1)	2.97	10/29/29	1,162,000	1,094,906
KSA Sukuk Ltd.(1)	3.63	04/20/27	2,350,000	2,339,589
KSA Sukuk Ltd.(1)	4.27	05/22/29	1,400,000	1,377,306
KSA Sukuk Ltd.(1)	4.30	01/19/29	975,000	963,495
KSA Sukuk Ltd.(1)	4.51	05/22/33	1,600,000	1,536,984
KSA Sukuk Ltd.(1)	5.25	06/04/27	600,000	603,150
KSA Sukuk Ltd.(1)	5.25	06/04/30	700,000	705,425
KSA Sukuk Ltd.(1)	5.25	06/04/34	1,100,000	1,093,824
KSA Sukuk Ltd.(1)	5.27	10/25/28	1,225,000	1,236,454
Latvia Government International Bond(1)	5.13	07/30/34	2,550,000	2,534,904
Lebanon Government International Bond(1),(2)	6.00	01/27/23	1,950,000	524,569
Lebanon Government International Bond(1),(2)	6.10	10/04/22	3,025,000	807,751
Lebanon Government International Bond(1),(2)	6.60	11/27/26	3,150,000	850,500
Lebanon Government International Bond(1),(2)	6.65	02/26/30	2,850,000	785,175
Lebanon Government International Bond(1),(2)	6.75	11/29/27	2,200,000	598,224
Lebanon Government International Bond(1),(2)	6.85	03/23/27	2,075,000	569,588
Lebanon Government International Bond(1),(2)	7.00	03/23/32	2,200,000	606,100
Lebanon Government International Bond(1),(2)	8.25	04/12/21	4,800,000	1,382,472
Mexico Government International Bond	2.66	05/24/31	1,400,000	1,234,100
Mexico Government International Bond	3.25	04/16/30	950,000	887,613
Mexico Government International Bond	3.50	02/12/34	1,550,000	1,301,225
Mexico Government International Bond	4.50	04/22/29	1,200,000	1,187,220
Mexico Government International Bond	4.75	03/22/31	800,000	778,800
Mexico Government International Bond	4.75	04/27/32	1,050,000	999,148
Mexico Government International Bond	4.88	05/19/33	1,075,000	1,006,737
Mexico Government International Bond	5.38	03/22/33	1,900,000	1,837,347
Mexico Government International Bond	5.63	02/09/34	1,400,000	1,354,080
Mexico Government International Bond	5.63	09/22/35	1,150,000	1,096,812
Mexico Government International Bond	5.85	07/02/32	2,025,000	2,030,204
Mexico Government International Bond	6.00	05/13/30	862,000	883,895
Mexico Government International Bond	6.00	05/07/36	2,000,000	1,953,080
Mexico Government International Bond	6.35	02/09/35	1,350,000	1,357,938
Mexico Government International Bond	6.75	09/27/34	950,000	985,150
Mexico Government International Bond	8.30	08/15/31	500,000	575,000
Morocco Government International Bond(1)	3.00	12/15/32	1,950,000	1,680,198
Morocco Government International Bond(1)	5.95	03/08/28	2,580,000	2,615,088
Morocco Government International Bond(1)	6.50	09/08/33	2,500,000	2,618,725
Nigeria Government International Bond(1)	6.13	09/28/28	2,400,000	2,408,784
Nigeria Government International Bond(1)	6.50	11/28/27	3,100,000	3,127,900
Nigeria Government International Bond(1)	7.14	02/23/30	2,450,000	2,508,494
Nigeria Government International Bond(1)	7.38	09/28/33	3,000,000	3,074,760
Nigeria Government International Bond(1)	7.88	02/16/32	3,050,000	3,214,243
Nigeria Government International Bond(1)	8.38	03/24/29	2,575,000	2,719,200
Nigeria Government International Bond(1)	8.63	01/13/36	2,450,000	2,671,113
Nigeria Government International Bond(1)	8.75	01/21/31	1,975,000	2,129,544

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.2% (Continued)
Nigeria Government International Bond(1)	10.38	12/09/34	$3,100,000	$3,702,020
Oman Government International Bond(1)	5.38	03/08/27	2,975,000	2,989,330
Oman Government International Bond(1)	5.63	01/17/28	4,350,000	4,382,625
Oman Government International Bond(1)	6.00	08/01/29	4,025,000	4,112,175
Oman Government International Bond(1)	6.25	01/25/31	2,850,000	2,959,063
Oman Government International Bond(1)	6.75	10/28/27	2,300,000	2,347,438
Oman Government International Bond(1)	7.38	10/28/32	1,850,000	2,055,003
Oman Sovereign Sukuk Co.(1)	4.53	04/17/33	1,800,000	1,746,054
Oman Sovereign Sukuk Co.(1)	4.88	06/15/30	3,200,000	3,174,720
Pakistan Global Sukuk Programme Co. Ltd.(1)	7.95	01/31/29	2,075,000	2,114,788
Pakistan Government International Bond(1)	6.88	12/05/27	3,025,000	3,051,393
Pakistan Government International Bond(1)	7.38	04/08/31	2,725,000	2,680,719
Panama Government International Bond	2.25	09/29/32	3,500,000	2,892,750
Panama Government International Bond	3.16	01/23/30	2,125,000	1,985,387
Panama Government International Bond	3.30	01/19/33	1,350,000	1,180,542
Panama Government International Bond	3.88	03/17/28	2,200,000	2,164,832
Panama Government International Bond	5.23	02/23/34	2,050,000	1,982,350
Panama Government International Bond	6.40	02/14/35	3,450,000	3,573,304
Panama Government International Bond	6.70	01/26/36	2,844,000	2,999,614
Panama Government International Bond	6.88	01/31/36	1,250,000	1,331,167
Perusahaan Penerbit SBSN Indonesia III(1)	2.55	06/09/31	600,000	535,638
Perusahaan Penerbit SBSN Indonesia III(1)	2.80	06/23/30	700,000	646,380
Perusahaan Penerbit SBSN Indonesia III(1)	4.15	03/29/27	1,150,000	1,151,305
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	06/06/27	1,150,000	1,154,784
Perusahaan Penerbit SBSN Indonesia III(1)	4.40	03/01/28	1,125,000	1,125,720
Perusahaan Penerbit SBSN Indonesia III(1)	4.45	02/20/29	800,000	797,500
Perusahaan Penerbit SBSN Indonesia III(1)	4.50	12/01/30	650,000	637,793
Perusahaan Penerbit SBSN Indonesia III(1)	4.55	07/23/30	700,000	690,375
Perusahaan Penerbit SBSN Indonesia III(1)	4.70	06/06/32	750,000	732,930
Perusahaan Penerbit SBSN Indonesia III(1)	5.00	05/25/30	600,000	600,792
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/02/34	600,000	587,964
Perusahaan Penerbit SBSN Indonesia III(1)	5.20	07/23/35	750,000	731,250
Perusahaan Penerbit SBSN Indonesia III(1)	5.40	11/15/28	600,000	611,220
Perusahaan Penerbit SBSN Indonesia III(1)	5.60	11/15/33	800,000	805,000
Peruvian Government International Bond	1.86	12/01/32	1,605,000	1,318,122
Peruvian Government International Bond	2.78	01/23/31	4,317,000	3,955,581
Peruvian Government International Bond	3.00	01/15/34	3,480,000	2,956,747
Peruvian Government International Bond	5.38	02/08/35	2,025,000	2,000,700
Peruvian Government International Bond	5.50	03/30/36	2,450,000	2,428,513
Peruvian Government International Bond	6.55	03/14/37	1,725,000	1,835,331
Peruvian Government International Bond	8.75	11/21/33	3,415,000	4,081,779
Philippine Government International Bond	1.65	06/10/31	1,250,000	1,071,937
Philippine Government International Bond	2.46	05/05/30	1,025,000	940,181
Philippine Government International Bond	3.00	02/01/28	2,100,000	2,057,107
Philippine Government International Bond	3.75	01/14/29	1,650,000	1,618,567
Philippine Government International Bond	4.75	03/05/35	1,150,000	1,090,637
Philippine Government International Bond	5.00	07/17/33	1,400,000	1,373,484
Philippine Government International Bond	5.00	01/27/36	1,600,000	1,535,744

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.2% (Continued)
Philippine Government International Bond	5.25	05/14/34	$1,000,000	$984,900
Philippine Government International Bond	5.33	06/24/36	1,800,000	1,764,740
Philippine Government International Bond	5.50	02/04/35	1,400,000	1,402,254
Philippine Government International Bond	6.38	01/15/32	1,200,000	1,275,000
Philippine Government International Bond	6.38	10/23/34	1,975,000	2,091,031
Philippine Government International Bond	7.75	01/14/31	1,900,000	2,112,562
Philippine Government International Bond	9.50	02/02/30	2,150,000	2,465,233
Republic of Azerbaijan International Bond(1)	3.50	09/01/32	2,150,000	1,985,455
Republic of Kenya Government International Bond(1)	6.30	01/23/34	2,075,000	1,845,069
Republic of Kenya Government International Bond(1)	9.50	03/05/36	3,075,000	3,180,288
Republic of Kenya Government International Bond(1)	9.75	02/16/31	2,950,000	3,136,558
Republic of Poland Government International Bond	4.63	03/18/29	1,965,000	1,968,026
Republic of Poland Government International Bond	4.63	04/14/31	1,400,000	1,390,648
Republic of Poland Government International Bond	4.88	02/12/30	3,790,000	3,812,929
Republic of Poland Government International Bond	4.88	10/04/33	3,340,000	3,270,127
Republic of Poland Government International Bond	5.13	09/18/34	4,125,000	4,072,447
Republic of Poland Government International Bond	5.38	02/12/35	3,740,000	3,734,353
Republic of Poland Government International Bond	5.38	04/14/36	3,400,000	3,358,996
Republic of Poland Government International Bond	5.50	11/16/27	2,065,000	2,091,762
Republic of Poland Government International Bond	5.75	11/16/32	2,014,000	2,081,147
Republic of South Africa Government International Bond	4.30	10/12/28	3,215,000	3,166,357
Republic of South Africa Government International Bond	4.85	09/27/27	1,568,000	1,568,800
Republic of South Africa Government International Bond	4.85	09/30/29	3,400,000	3,362,600
Republic of South Africa Government International Bond	5.88	06/22/30	2,250,000	2,287,969
Republic of South Africa Government International Bond	5.88	04/20/32	2,175,000	2,203,047
Romanian Government International Bond(1)	3.00	02/14/31	2,060,000	1,840,631
Romanian Government International Bond(1)	3.63	03/27/32	1,880,000	1,679,498
Romanian Government International Bond(1)	5.25	11/25/27	1,610,000	1,611,175
Romanian Government International Bond(1)	5.75	09/16/30	3,350,000	3,350,921
Romanian Government International Bond(1)	5.75	03/24/35	3,490,000	3,331,345
Romanian Government International Bond(1)	5.75	07/04/36	3,350,000	3,150,675
Romanian Government International Bond(1)	5.88	01/30/29	3,320,000	3,346,593
Romanian Government International Bond(1)	6.00	05/25/34	1,780,000	1,740,057
Romanian Government International Bond(1)	6.38	01/30/34	3,360,000	3,363,125
Romanian Government International Bond(1)	6.63	02/17/28	2,880,000	2,936,477
Romanian Government International Bond(1)	6.63	05/16/36	2,900,000	2,916,124
Romanian Government International Bond(1)	7.13	01/17/33	2,560,000	2,697,446
ROP Sukuk Trust(1)	5.05	06/06/29	1,050,000	1,055,156
Saudi Government International Bond(1)	2.25	02/02/33	1,300,000	1,089,309
Saudi Government International Bond(1)	2.75	02/03/32	525,000	465,903
Saudi Government International Bond(1)	3.25	10/22/30	775,000	722,207
Saudi Government International Bond(1)	3.63	03/04/28	2,475,000	2,433,445
Saudi Government International Bond(1)	4.13	01/12/29	1,400,000	1,376,018
Saudi Government International Bond(1)	4.38	04/16/29	2,050,000	2,021,628
Saudi Government International Bond(1)	4.38	01/12/31	1,300,000	1,263,275
Saudi Government International Bond(1)	4.50	04/17/30	1,500,000	1,470,750
Saudi Government International Bond(1)	4.75	01/18/28	1,575,000	1,574,984
Saudi Government International Bond(1)	4.75	01/16/30	1,550,000	1,539,832

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 85.2% (Continued)
Saudi Government International Bond(1)	4.88	07/18/33	$1,825,000	$1,780,142
Saudi Government International Bond(1)	4.88	01/12/36	1,400,000	1,338,274
Saudi Government International Bond(1)	5.00	01/16/34	2,025,000	1,991,294
Saudi Government International Bond(1)	5.13	01/13/28	2,500,000	2,512,000
Saudi Government International Bond(1)	5.38	01/13/31	1,500,000	1,514,625
Saudi Government International Bond(1)	5.50	10/25/32	1,300,000	1,318,246
Saudi Government International Bond(1)	5.63	01/13/35	2,025,000	2,056,904
Senegal Government International Bond(1)	6.25	05/23/33	2,375,000	1,251,649
Senegal Government International Bond(1)	7.75	06/10/31	2,050,000	1,106,078
Serbia International Bond(1)	2.13	12/01/30	2,350,000	2,044,453
Serbia International Bond(1)	5.50	05/06/36	2,550,000	2,437,698
Serbia International Bond(1)	6.00	06/12/34	3,000,000	3,009,120
Serbia International Bond(1)	6.50	09/26/33	2,100,000	2,176,419
Sri Lanka Government International Bond(4),(5)	3.10	01/15/30	2,224,333	2,262,147
Sri Lanka Government International Bond(4),(5)	3.35	03/15/33	4,268,843	4,055,401
Sri Lanka Government International Bond(4),(5)	3.60	06/15/35	2,825,570	2,333,497
Suriname Government International Bond(1)	8.50	11/06/35	2,700,000	2,917,512
Trinidad & Tobago Government International Bond(1)	6.50	01/28/36	2,000,000	2,030,387
Turkiye Government International Bond	5.13	02/17/28	1,440,000	1,424,059
Turkiye Government International Bond	5.25	03/13/30	1,325,000	1,273,047
Turkiye Government International Bond	5.88	06/26/31	1,150,000	1,109,244
Turkiye Government International Bond	5.95	01/15/31	1,400,000	1,363,488
Turkiye Government International Bond	6.00	03/25/27	2,250,000	2,264,310
Turkiye Government International Bond	6.13	10/24/28	1,850,000	1,852,368
Turkiye Government International Bond	6.30	03/14/33	1,300,000	1,249,105
Turkiye Government International Bond	6.38	05/22/31	1,400,000	1,376,620
Turkiye Government International Bond	6.50	09/20/33	900,000	870,804
Turkiye Government International Bond	6.50	01/03/35	2,300,000	2,199,329
Turkiye Government International Bond	6.88	03/17/36	1,750,000	1,704,570
Turkiye Government International Bond	6.95	09/16/35	1,475,000	1,443,140
Turkiye Government International Bond	7.13	02/12/32	1,700,000	1,717,476
Turkiye Government International Bond	7.13	07/17/32	1,050,000	1,057,497
Turkiye Government International Bond	7.25	05/29/32	1,300,000	1,316,302
Turkiye Government International Bond	7.63	04/26/29	1,975,000	2,047,798
Turkiye Government International Bond	7.63	05/15/34	2,000,000	2,057,340
Turkiye Government International Bond	8.00	02/14/34	1,035,000	1,096,541
Turkiye Government International Bond	8.60	09/24/27	1,200,000	1,239,600
Turkiye Government International Bond	9.13	07/13/30	1,700,000	1,848,104
Turkiye Government International Bond	9.38	03/14/29	1,400,000	1,508,430
Turkiye Government International Bond	9.38	01/19/33	1,900,000	2,123,896
Turkiye Government International Bond	9.88	01/15/28	2,275,000	2,403,037
Turkiye Government International Bond	11.88	01/15/30	1,000,000	1,173,940
Ukraine Government International Bond(1),(4)	ZCP	02/01/34	4,095,663	2,345,791
Ukraine Government International Bond(1),(4)	ZCP	02/01/35	3,175,000	1,912,938
Ukraine Government International Bond(1),(4)	ZCP	02/01/36	2,768,000	1,660,800
Ukraine Government International Bond(1),(4)	4.00	02/01/32	7,025,000	5,847,259
Ukraine Government International Bond(1),(4)	4.50	02/01/29	2,298,432	1,956,195
Ukraine Government International Bond(1),(4)	4.50	02/01/34	6,327,647	4,443,021

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount		Value
GOVERNMENT OBLIGATIONS – 85.2% (Continued)
Ukraine Government International Bond(1),(4)	4.50	02/01/35		$6,013,000	$4,145,964
Ukraine Government International Bond(1),(4)	4.50	02/01/36		4,900,000	3,358,607
Uruguay Government International Bond	4.38	01/23/31		3,800,000	3,798,100
Uruguay Government International Bond	5.44	02/14/37		4,000,000	3,990,000
Uruguay Government International Bond	5.75	10/28/34		4,450,000	4,583,144
Uruguay Government International Bond	7.63	03/21/36		2,095,000	2,419,432
Venezuela Government International Bond(1),(2)	6.00	12/09/20		1,490,000	633,250
Venezuela Government International Bond(1),(2)	7.65	04/21/25		1,165,000	529,493
Venezuela Government International Bond(1),(2)	7.75	10/13/19		2,625,000	1,214,719
Venezuela Government International Bond(1),(2)	8.25	10/13/24		2,375,000	1,103,829
Venezuela Government International Bond(1),(2)	9.00	05/07/23		1,855,000	899,211
Venezuela Government International Bond(2)	9.25	09/15/27		3,887,000	1,948,670
Venezuela Government International Bond(1),(2)	9.25	05/07/28		1,985,000	976,263
Venezuela Government International Bond(2)	9.38	01/13/34		1,440,000	707,760
Venezuela Government International Bond(1),(2)	11.75	10/21/26		2,725,000	1,506,925
Venezuela Government International Bond(1),(2)	11.95	08/05/31		4,140,000	2,281,140
Venezuela Government International Bond(1),(2)	12.75	08/23/22		3,075,000	1,719,694
					718,443,812
TOTAL GOVERNMENT AGENCIES AND OBLIGATIONS (Cost – $736,460,231)					745,375,165

SHORT-TERM INVESTMENTS – 0.4%
TIME DEPOSITS – 0.4%
Citibank, London	1.10	08/03/26	EUR	8,193	9,426
Sumitomo Mitsui Trust Bank, London	2.98	08/03/26		3,092,005	3,092,005
TOTAL SHORT-TERM INVESTMENTS (Cost – $3,101,431)					3,101,431

TOTAL INVESTMENTS – 98.9% (Cost – $822,675,254)					$834,150,970
OTHER ASSETS LESS LIABILITIES – 1.1%					9,031,849
NET ASSETS – 100.0%					$843,182,819

ZCP	Indicates a zero coupon rate. Income is recognized through accretion of discount.
EUR	Euro.

(1)	Security was acquired and/or purchased pursuant to Regulation S under the Securities Act of 1933 and may not be resold subject to that Regulation except to qualified institutional buyers. The aggregate value of Regulation S holdings at July 31, 2026, amounts to $522,299,657 and represents 61.9% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Defaulted security. Security has not paid its last interest payment and/or interest is not being accrued.
(3)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2026.
(4)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2026.
(5)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2026, amounts to $8,651,045 and represents 1.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

COUNTRY DIVERSIFICATION

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF invested, as a percentage of net assets, in the following countries as of July 31, 2026:

Country	Percent of Net Assets
Angola	1.6%
Argentina	4.8%
Azerbaijan	0.2%
Bahrain	3.5%
Bolivia	0.3%
Brazil	3.7%
Chile	2.0%
China	2.5%
Colombia	2.8%
Costa Rica	0.7%
Dominican Republic	2.4%
Ecuador	1.9%
Egypt	2.7%
El Salvador	0.3%
Ethiopia	0.3%
Ghana	1.4%
Guatemala	0.3%
Hong Kong	0.4%
Hungary	3.5%
India	1.2%
Indonesia	3.3%
Ivory Coast	1.4%
Jordan	0.6%
Kazakhstan	1.0%
Kenya	1.0%
Latvia	0.3%
Country	Percent of Net Assets
Lebanon	0.7%
Luxembourg	0.7%
Malaysia	1.5%
Mexico	3.7%
Morocco	0.8%
Nigeria	3.0%
Oman	3.1%
Pakistan	0.9%
Panama	2.3%
Peru	2.4%
Philippines	2.7%
Poland	3.8%
Romania	3.8%
Saudi Arabia	6.9%
Senegal	0.3%
Serbia	1.2%
South Africa	1.9%
Sri Lanka	1.0%
Suriname	0.3%
Trinidad And Tobago	0.2%
Turkey	5.7%
Ukraine	3.0%
Uruguay	1.8%
Venezuela	2.8%
Other*	1.4%
100.0%

*	Includes cash and any non-equity securities and net other assets (liabilities).

BONDBLOXX ETF TRUST

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx JP Morgan USD Emerging Markets 1-10 Year Bond ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$85,674,374	$–	$85,674,374
Government Agencies and Obligations	–	745,375,165	–	745,375,165
Time Deposits	–	3,101,431	–	3,101,431
Total Investments	$–	$834,150,970	$–	$834,150,970

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 99.7%
GOVERNMENT OBLIGATIONS – 99.6%
U.S. Treasury Bill	ZCP	08/06/26	$47,149,200	$47,135,095
U.S. Treasury Bill	ZCP	08/11/26	14,214,600	14,203,273
U.S. Treasury Bill	ZCP	08/13/26	11,260,600	11,249,373
U.S. Treasury Bill	ZCP	08/18/26	12,169,600	12,151,357
U.S. Treasury Bill	ZCP	08/20/26	17,712,700	17,682,608
U.S. Treasury Bill	ZCP	08/25/26	19,953,200	19,909,413
U.S. Treasury Bill	ZCP	08/27/26	25,481,800	25,420,653
U.S. Treasury Bill	ZCP	09/01/26	12,445,600	12,409,338
U.S. Treasury Bill	ZCP	09/03/26	106,990,300	106,655,679
U.S. Treasury Bill	ZCP	09/08/26	14,933,700	14,879,654
U.S. Treasury Bill	ZCP	09/10/26	29,147,500	29,036,161
U.S. Treasury Bill	ZCP	09/15/26	12,995,400	12,939,184
U.S. Treasury Bill	ZCP	09/17/26	28,900,300	28,768,673
U.S. Treasury Bill	ZCP	09/22/26	25,089,700	24,961,383
U.S. Treasury Bill	ZCP	09/24/26	11,975,200	11,911,328
U.S. Treasury Bill	ZCP	10/01/26	95,888,100	95,311,524
U.S. Treasury Bill	ZCP	10/08/26	10,955,200	10,881,505
U.S. Treasury Bill	ZCP	10/15/26	5,987,200	5,942,560
U.S. Treasury Bill	ZCP	10/22/26	11,947,300	11,849,846
U.S. Treasury Bill	ZCP	10/29/26	82,084,700	81,356,391
U.S. Treasury Bill	ZCP	11/27/26	83,680,100	82,669,789
U.S. Treasury Bill	ZCP	12/24/26	122,102,300	120,245,848
U.S. Treasury Bill	ZCP	01/21/27	127,725,000	125,415,926
U.S. Treasury Bill	ZCP	02/18/27	162,381,000	159,011,447
U.S. Treasury Bill	ZCP	03/18/27	179,868,700	175,623,765
U.S. Treasury Bill	ZCP	04/15/27	180,813,700	175,957,984
U.S. Treasury Bill	ZCP	05/13/27	183,753,000	178,277,897
U.S. Treasury Bill	ZCP	06/10/27	181,757,500	175,773,840
U.S. Treasury Bill	ZCP	07/08/27	150,000,000	144,532,890
TOTAL GOVERNMENT OBLIGATIONS (Cost – $1,933,467,648)				1,932,164,384

TIME DEPOSITS – 0.1%
Skandinaviska Enskilda Banken, Stockholm	2.98	08/03/26	1,900,812	1,900,812
TOTAL TIME DEPOSITS (Cost – $1,900,812)				1,900,812

TOTAL SHORT-TERM INVESTMENTS (Cost – $1,935,368,460)				1,934,065,196

TOTAL INVESTMENTS – 99.7% (Cost – $1,935,368,460)				$1,934,065,196
OTHER ASSETS LESS LIABILITIES – 0.3%				5,900,212
NET ASSETS – 100.0%				$1,939,965,408

ZCP	Indicates a zero coupon rate. Income is recognized through accretion of discount.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx Bloomberg Six Month Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$1,932,164,384	$–	$1,932,164,384
Time Deposits	–	1,900,812	–	1,900,812
Total Investments	$–	$1,934,065,196	$–	$1,934,065,196

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9%
U.S. Treasury Note	0.38	07/31/27	$12,742,400	$12,276,755
U.S. Treasury Note	0.38	09/30/27	14,614,400	13,990,434
U.S. Treasury Note	0.50	04/30/27	10,232,700	9,969,488
U.S. Treasury Note	0.50	05/31/27	9,414,000	9,140,773
U.S. Treasury Note	0.50	06/30/27	11,541,100	11,171,424
U.S. Treasury Note	0.50	08/31/27	9,065,500	8,718,107
U.S. Treasury Note	0.50	10/31/27	13,319,200	12,729,721
U.S. Treasury Note	0.63	03/31/27	6,856,000	6,706,695
U.S. Treasury Note	0.63	11/30/27	14,284,100	13,629,598
U.S. Treasury Note	0.63	12/31/27	16,078,400	15,292,694
U.S. Treasury Note	0.75	01/31/28	16,000,000	15,199,375
U.S. Treasury Note	1.13	02/28/27	4,131,200	4,064,310
U.S. Treasury Note	1.88	02/28/27	15,773,500	15,584,649
U.S. Treasury Note	2.25	02/15/27	13,181,400	13,060,914
U.S. Treasury Note	2.25	08/15/27	10,960,800	10,749,077
U.S. Treasury Note	2.25	11/15/27	12,437,400	12,134,238
U.S. Treasury Note	2.38	05/15/27	16,668,600	16,447,220
U.S. Treasury Note	2.50	03/31/27	17,438,300	17,267,323
U.S. Treasury Note	2.63	05/31/27	17,175,400	16,969,094
U.S. Treasury Note	2.75	04/30/27	16,435,300	16,278,009
U.S. Treasury Note	2.75	07/31/27	14,574,000	14,373,892
U.S. Treasury Note	2.75	02/15/28	15,000,000	14,669,238
U.S. Treasury Note	3.13	08/31/27	11,139,900	11,016,969
U.S. Treasury Note	3.25	06/30/27	13,754,000	13,646,816
U.S. Treasury Note	3.38	09/15/27	16,395,200	16,253,023
U.S. Treasury Note	3.38	11/30/27	18,032,700	17,837,228
U.S. Treasury Note	3.38	12/31/27	18,098,200	17,885,405
U.S. Treasury Note	3.50	09/30/27	17,891,200	17,752,473
U.S. Treasury Note	3.50	10/31/27	19,719,500	19,549,265
U.S. Treasury Note	3.50	01/31/28	28,000,000	27,699,766
U.S. Treasury Note	3.63	08/31/27	18,706,000	18,597,125
U.S. Treasury Note	3.75	04/30/27	22,938,300	22,885,882
U.S. Treasury Note	3.75	06/30/27	24,352,000	24,269,717
U.S. Treasury Note	3.75	08/15/27	16,502,600	16,431,691
U.S. Treasury Note	3.88	03/31/27	23,325,500	23,303,177
U.S. Treasury Note	3.88	05/31/27	23,463,000	23,419,923
U.S. Treasury Note	3.88	07/31/27	20,886,300	20,825,518
U.S. Treasury Note	3.88	10/15/27	14,252,800	14,198,795
U.S. Treasury Note	3.88	11/30/27	11,831,100	11,778,415
U.S. Treasury Note	3.88	12/31/27	11,952,000	11,892,940
U.S. Treasury Note	4.00	12/15/27	15,042,400	14,998,037
U.S. Treasury Note	4.00	02/29/28	11,000,000	10,959,609
U.S. Treasury Note	4.13	02/15/27	16,830,100	16,841,276
U.S. Treasury Note	4.13	02/28/27	22,956,400	22,970,748
U.S. Treasury Note	4.13	09/30/27	11,992,800	11,982,728
U.S. Treasury Note	4.13	10/31/27	10,792,500	10,783,014
U.S. Treasury Note	4.13	11/15/27	14,761,000	14,743,414
U.S. Treasury Note	4.25	03/15/27	18,259,800	18,289,044

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.9% (Continued)
U.S. Treasury Note	4.25	01/15/28	$14,946,400	$14,948,735
U.S. Treasury Note	4.25	02/15/28	14,000,000	14,000,547
U.S. Treasury Note	4.38	07/15/27	16,376,700	16,411,565
U.S. Treasury Note	4.50	04/15/27	19,621,000	19,681,932
U.S. Treasury Note	4.50	05/15/27	18,011,500	18,064,620
U.S. Treasury Note	4.63	06/15/27	17,846,800	17,922,440
TOTAL GOVERNMENT OBLIGATIONS (Cost – $834,712,054)				832,264,865

SHORT-TERM INVESTMENTS – 0.2%
TIME DEPOSITS – 0.2%
JP Morgan Chase, New York	2.98	08/03/26	1,440,810	1,440,810
TOTAL SHORT-TERM INVESTMENTS (Cost – $1,440,810)				1,440,810

TOTAL INVESTMENTS – 99.1% (Cost – $836,152,864)				$833,705,675
OTHER ASSETS LESS LIABILITIES – 0.9%				7,872,865
NET ASSETS – 100.0%				$841,578,540

BONDBLOXX ETF TRUST

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx Bloomberg One Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$832,264,865	$–	$832,264,865
Time Deposits	–	1,440,810	–	1,440,810
Total Investments	$–	$833,705,675	$–	$833,705,675

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	5.25	11/15/28	$414,000	$422,717
U.S. Treasury Note	0.38	09/30/27	2,202,000	2,107,985
U.S. Treasury Note	0.50	08/31/27	1,763,700	1,696,115
U.S. Treasury Note	0.50	10/31/27	1,507,200	1,440,495
U.S. Treasury Note	0.63	11/30/27	1,654,100	1,578,309
U.S. Treasury Note	0.63	12/31/27	2,499,900	2,377,737
U.S. Treasury Note	0.75	01/31/28	2,558,900	2,430,855
U.S. Treasury Note	1.00	07/31/28	2,343,500	2,198,267
U.S. Treasury Note	1.13	02/29/28	2,877,600	2,742,038
U.S. Treasury Note	1.13	08/31/28	2,948,000	2,764,786
U.S. Treasury Note	1.25	03/31/28	2,698,900	2,570,175
U.S. Treasury Note	1.25	04/30/28	2,515,700	2,389,669
U.S. Treasury Note	1.25	05/31/28	2,089,000	1,979,409
U.S. Treasury Note	1.25	06/30/28	2,459,400	2,324,613
U.S. Treasury Note	1.25	09/30/28	2,512,200	2,355,874
U.S. Treasury Note	1.38	10/31/28	2,507,000	2,351,781
U.S. Treasury Note	1.38	12/31/28	2,491,100	2,325,578
U.S. Treasury Note	1.50	11/30/28	2,434,200	2,284,440
U.S. Treasury Note	1.63	08/15/29	1,985,000	1,835,195
U.S. Treasury Note	1.75	01/31/29	2,239,900	2,105,419
U.S. Treasury Note	1.88	02/28/29	2,229,300	2,098,067
U.S. Treasury Note	2.25	08/15/27	1,947,500	1,909,881
U.S. Treasury Note	2.25	11/15/27	2,153,000	2,100,521
U.S. Treasury Note	2.38	03/31/29	2,098,400	1,996,677
U.S. Treasury Note	2.38	05/15/29	2,329,000	2,211,458
U.S. Treasury Note	2.63	02/15/29	2,365,400	2,270,414
U.S. Treasury Note	2.63	07/31/29	1,680,000	1,600,331
U.S. Treasury Note	2.75	02/15/28	2,876,900	2,813,462
U.S. Treasury Note	2.75	05/31/29	1,843,200	1,766,808
U.S. Treasury Note	2.88	05/15/28	2,653,900	2,591,336
U.S. Treasury Note	2.88	08/15/28	2,688,300	2,615,947
U.S. Treasury Note	2.88	04/30/29	1,714,000	1,650,595
U.S. Treasury Note	3.13	08/31/27	2,491,200	2,463,709
U.S. Treasury Note	3.13	11/15/28	2,858,500	2,786,144
U.S. Treasury Note	3.13	08/31/29	1,700,000	1,641,231
U.S. Treasury Note	3.25	06/30/29	2,375,200	2,305,707
U.S. Treasury Note	3.38	09/15/27	2,018,200	2,000,698
U.S. Treasury Note	3.38	11/30/27	772,000	763,632
U.S. Treasury Note	3.38	12/31/27	979,400	967,884
U.S. Treasury Note	3.38	02/29/28	552,000	544,809
U.S. Treasury Note	3.38	09/15/28	2,418,600	2,374,102
U.S. Treasury Note	3.50	09/30/27	552,000	547,720
U.S. Treasury Note	3.50	10/31/27	762,400	755,818
U.S. Treasury Note	3.50	01/31/28	2,522,400	2,495,353
U.S. Treasury Note	3.50	04/30/28	1,869,200	1,845,324
U.S. Treasury Note	3.50	10/15/28	2,778,800	2,732,451
U.S. Treasury Note	3.50	11/15/28	2,453,500	2,410,947
U.S. Treasury Note	3.50	12/15/28	1,490,500	1,463,718

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Note	3.50	01/15/29	$2,467,200	$2,420,844
U.S. Treasury Note	3.50	02/15/29	2,625,000	2,573,833
U.S. Treasury Note	3.50	03/15/29	2,699,200	2,645,111
U.S. Treasury Note	3.50	09/30/29	3,000,000	2,925,938
U.S. Treasury Note	3.63	08/31/27	776,000	771,483
U.S. Treasury Note	3.63	03/31/28	2,231,200	2,208,757
U.S. Treasury Note	3.63	05/31/28	1,721,500	1,702,268
U.S. Treasury Note	3.63	08/15/28	2,748,800	2,714,011
U.S. Treasury Note	3.63	08/31/29	3,175,000	3,110,012
U.S. Treasury Note	3.75	04/15/28	2,522,000	2,501,115
U.S. Treasury Note	3.75	04/30/28	598,000	593,001
U.S. Treasury Note	3.75	05/15/28	2,775,800	2,751,566
U.S. Treasury Note	3.75	12/31/28	2,428,800	2,397,966
U.S. Treasury Note	3.88	10/15/27	2,100,800	2,092,840
U.S. Treasury Note	3.88	11/30/27	2,361,100	2,350,586
U.S. Treasury Note	3.88	12/31/27	2,107,400	2,096,986
U.S. Treasury Note	3.88	03/15/28	1,680,000	1,670,386
U.S. Treasury Note	3.88	06/15/28	2,396,300	2,379,404
U.S. Treasury Note	3.88	07/15/28	2,370,000	2,352,410
U.S. Treasury Note	3.88	04/15/29	2,469,000	2,441,127
U.S. Treasury Note	3.88	05/15/29	2,755,000	2,723,038
U.S. Treasury Note	3.88	09/30/29	1,500,000	1,479,434
U.S. Treasury Note	4.00	12/15/27	2,372,000	2,365,004
U.S. Treasury Note	4.00	02/29/28	2,147,700	2,139,814
U.S. Treasury Note	4.00	05/31/28	299,000	297,622
U.S. Treasury Note	4.00	06/30/28	2,020,300	2,010,356
U.S. Treasury Note	4.00	01/31/29	2,697,600	2,677,473
U.S. Treasury Note	4.00	07/31/29	2,997,000	2,969,254
U.S. Treasury Note	4.00	10/31/29	1,500,000	1,484,238
U.S. Treasury Note	4.13	09/30/27	2,099,900	2,098,136
U.S. Treasury Note	4.13	10/31/27	2,312,400	2,310,368
U.S. Treasury Note	4.13	11/15/27	2,569,500	2,566,439
U.S. Treasury Note	4.13	07/31/28	1,975,500	1,970,021
U.S. Treasury Note	4.13	03/31/29	2,864,400	2,850,526
U.S. Treasury Note	4.13	06/15/29	1,590,000	1,581,491
U.S. Treasury Note	4.13	07/15/29	1,800,000	1,790,086
U.S. Treasury Note	4.13	10/31/29	3,000,000	2,979,492
U.S. Treasury Note	4.25	01/15/28	2,540,000	2,540,397
U.S. Treasury Note	4.25	02/15/28	2,646,000	2,646,103
U.S. Treasury Note	4.25	02/28/29	2,900,100	2,895,908
U.S. Treasury Note	4.25	06/30/29	3,192,800	3,185,566
U.S. Treasury Note	4.38	08/31/28	2,115,000	2,118,800
U.S. Treasury Note	4.38	11/30/28	2,612,800	2,616,883
U.S. Treasury Note	4.50	05/31/29	3,067,200	3,080,978
U.S. Treasury Note	4.63	09/30/28	1,958,100	1,971,256
U.S. Treasury Note	4.63	04/30/29	3,157,500	3,181,921
U.S. Treasury Note	4.88	10/31/28	2,451,200	2,480,883
TOTAL GOVERNMENT OBLIGATIONS (Cost – $205,453,940)				203,717,332

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Sumitomo, Tokyo	2.98	08/03/26	$588,201	$588,201
TOTAL SHORT-TERM INVESTMENTS (Cost – $588,201)				588,201

TOTAL INVESTMENTS – 99.1% (Cost – $206,042,141)				$204,305,533
OTHER ASSETS LESS LIABILITIES – 0.9%				1,824,233
NET ASSETS – 100.0%				$206,129,766

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx Bloomberg Two Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$203,717,332	$–	$203,717,332
Time Deposits	–	588,201	–	588,201
Total Investments	$–	$204,305,533	$–	$204,305,533

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.6%
U.S. Treasury Bond	5.25	11/15/28	$332,000	$338,990
U.S. Treasury Bond	5.38	02/15/31	400,000	416,078
U.S. Treasury Note	0.63	05/15/30	3,908,000	3,401,487
U.S. Treasury Note	0.63	08/15/30	5,408,300	4,662,546
U.S. Treasury Note	1.13	08/31/28	2,934,600	2,752,219
U.S. Treasury Note	1.25	09/30/28	2,464,500	2,311,143
U.S. Treasury Note	1.38	10/31/28	2,488,600	2,334,521
U.S. Treasury Note	1.38	12/31/28	2,100,500	1,960,932
U.S. Treasury Note	1.50	11/30/28	2,988,700	2,804,825
U.S. Treasury Note	1.50	02/15/30	2,899,200	2,630,344
U.S. Treasury Note	1.63	08/15/29	1,838,500	1,699,751
U.S. Treasury Note	1.75	01/31/29	1,822,200	1,712,797
U.S. Treasury Note	1.75	11/15/29	1,656,900	1,526,937
U.S. Treasury Note	1.88	02/28/29	2,310,600	2,174,581
U.S. Treasury Note	2.38	03/31/29	2,108,600	2,006,382
U.S. Treasury Note	2.38	05/15/29	2,546,000	2,417,507
U.S. Treasury Note	2.63	02/15/29	2,410,000	2,313,223
U.S. Treasury Note	2.63	07/31/29	1,189,600	1,133,187
U.S. Treasury Note	2.75	05/31/29	1,474,100	1,413,005
U.S. Treasury Note	2.88	04/30/29	1,374,700	1,323,847
U.S. Treasury Note	3.13	11/15/28	2,258,700	2,201,527
U.S. Treasury Note	3.13	08/31/29	1,767,400	1,706,300
U.S. Treasury Note	3.25	06/30/29	2,073,500	2,012,834
U.S. Treasury Note	3.38	09/15/28	786,700	772,226
U.S. Treasury Note	3.50	10/15/28	722,800	710,744
U.S. Treasury Note	3.50	11/15/28	535,200	525,918
U.S. Treasury Note	3.50	12/15/28	1,069,900	1,050,675
U.S. Treasury Note	3.50	01/15/29	1,069,900	1,049,798
U.S. Treasury Note	3.50	02/15/29	773,600	758,521
U.S. Treasury Note	3.50	03/15/29	722,800	708,316
U.S. Treasury Note	3.50	09/30/29	1,992,100	1,942,920
U.S. Treasury Note	3.50	01/31/30	1,678,600	1,631,848
U.S. Treasury Note	3.50	04/30/30	1,595,000	1,547,088
U.S. Treasury Note	3.50	11/30/30	3,500,000	3,375,859
U.S. Treasury Note	3.63	08/31/29	2,232,800	2,187,097
U.S. Treasury Note	3.63	03/31/30	1,798,000	1,752,769
U.S. Treasury Note	3.63	08/31/30	3,607,600	3,504,445
U.S. Treasury Note	3.63	09/30/30	3,651,200	3,544,802
U.S. Treasury Note	3.63	10/31/30	3,612,900	3,505,077
U.S. Treasury Note	3.75	12/31/28	2,008,100	1,982,607
U.S. Treasury Note	3.75	05/31/30	1,912,900	1,870,831
U.S. Treasury Note	3.75	06/30/30	1,763,300	1,723,419
U.S. Treasury Note	3.88	04/15/29	910,900	900,617
U.S. Treasury Note	3.88	05/15/29	910,900	900,332
U.S. Treasury Note	3.88	09/30/29	1,757,900	1,733,798
U.S. Treasury Note	3.88	11/30/29	1,672,400	1,647,771
U.S. Treasury Note	3.88	12/31/29	1,850,400	1,822,138
U.S. Treasury Note	3.88	04/30/30	3,570,200	3,508,837

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.6% (Continued)
U.S. Treasury Note	3.88	06/30/30	$3,540,500	$3,475,637
U.S. Treasury Note	3.88	07/31/30	3,612,000	3,544,557
U.S. Treasury Note	4.00	01/31/29	2,706,200	2,686,009
U.S. Treasury Note	4.00	07/31/29	2,323,800	2,302,287
U.S. Treasury Note	4.00	10/31/29	1,852,100	1,832,638
U.S. Treasury Note	4.00	02/28/30	5,374,000	5,309,764
U.S. Treasury Note	4.00	03/31/30	3,878,500	3,830,019
U.S. Treasury Note	4.00	05/31/30	3,825,800	3,774,540
U.S. Treasury Note	4.00	07/31/30	1,472,000	1,451,243
U.S. Treasury Note	4.13	03/31/29	2,999,100	2,984,573
U.S. Treasury Note	4.13	06/15/29	500,000	497,324
U.S. Treasury Note	4.13	10/31/29	3,174,100	3,152,402
U.S. Treasury Note	4.13	11/30/29	3,615,900	3,590,476
U.S. Treasury Note	4.13	08/31/30	1,832,400	1,813,861
U.S. Treasury Note	4.25	02/28/29	2,705,300	2,701,390
U.S. Treasury Note	4.25	06/30/29	2,629,000	2,623,044
U.S. Treasury Note	4.25	01/31/30	3,543,000	3,529,575
U.S. Treasury Note	4.38	11/30/28	2,531,800	2,535,756
U.S. Treasury Note	4.38	12/31/29	3,596,700	3,598,526
U.S. Treasury Note	4.38	11/30/30	1,827,200	1,824,702
U.S. Treasury Note	4.50	05/31/29	2,252,700	2,262,820
U.S. Treasury Note	4.63	09/30/28	1,878,300	1,890,920
U.S. Treasury Note	4.63	04/30/29	2,671,800	2,692,465
U.S. Treasury Note	4.63	09/30/30	1,824,000	1,839,675
U.S. Treasury Note	4.88	10/31/28	2,087,800	2,113,082
U.S. Treasury Note	4.88	10/31/30	1,932,400	1,967,425
TOTAL GOVERNMENT OBLIGATIONS (Cost – $164,276,793)				161,738,126

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Citibank, New York	2.98	08/03/26	416,263	416,263
TOTAL SHORT-TERM INVESTMENTS (Cost – $416,263)				416,263

TOTAL INVESTMENTS – 98.9% (Cost – $164,693,056)				$162,154,389
OTHER ASSETS LESS LIABILITIES – 1.1%				1,777,432
NET ASSETS – 100.0%				$163,931,821

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx Bloomberg Three Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$161,738,126	$–	$161,738,126
Time Deposits	–	416,263	–	416,263
Total Investments	$–	$162,154,389	$–	$162,154,389

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7%
U.S. Treasury Note	0.88	11/15/30	$10,549,500	$9,113,367
U.S. Treasury Note	1.13	02/15/31	11,132,300	9,651,182
U.S. Treasury Note	1.25	08/15/31	10,213,800	8,756,738
U.S. Treasury Note	1.38	11/15/31	9,818,700	8,406,111
U.S. Treasury Note	1.63	05/15/31	9,501,500	8,365,031
U.S. Treasury Note	1.88	02/15/32	12,992,500	11,350,167
U.S. Treasury Note	2.75	08/15/32	12,415,900	11,273,249
U.S. Treasury Note	2.88	05/15/32	12,174,600	11,182,085
U.S. Treasury Note	3.38	05/15/33	10,500,000	9,784,277
U.S. Treasury Note	3.50	02/28/31	5,333,100	5,134,775
U.S. Treasury Note	3.50	02/15/33	14,790,800	13,930,507
U.S. Treasury Note	3.63	12/31/30	4,411,900	4,274,545
U.S. Treasury Note	3.63	09/30/31	3,843,400	3,699,873
U.S. Treasury Note	3.75	12/31/30	4,613,900	4,493,146
U.S. Treasury Note	3.75	01/31/31	5,090,500	4,954,090
U.S. Treasury Note	3.75	08/31/31	3,971,000	3,847,527
U.S. Treasury Note	3.75	10/31/32	5,544,300	5,314,298
U.S. Treasury Note	3.75	11/30/32	5,358,100	5,131,637
U.S. Treasury Note	3.75	02/28/33	6,460,400	6,174,729
U.S. Treasury Note	3.88	03/31/31	5,518,400	5,394,020
U.S. Treasury Note	3.88	04/30/31	4,093,600	3,999,575
U.S. Treasury Note	3.88	08/31/32	5,497,600	5,315,062
U.S. Treasury Note	3.88	09/30/32	5,337,600	5,156,413
U.S. Treasury Note	3.88	12/31/32	5,393,300	5,198,636
U.S. Treasury Note	3.88	08/15/33	11,000,000	10,544,961
U.S. Treasury Note	4.00	01/31/31	4,769,300	4,689,563
U.S. Treasury Note	4.00	04/30/32	5,596,600	5,461,932
U.S. Treasury Note	4.00	06/30/32	5,563,800	5,422,966
U.S. Treasury Note	4.00	07/31/32	5,378,000	5,238,088
U.S. Treasury Note	4.00	01/31/33	6,847,800	6,643,436
U.S. Treasury Note	4.13	03/31/31	4,768,400	4,709,913
U.S. Treasury Note	4.13	05/31/31	4,338,400	4,282,984
U.S. Treasury Note	4.13	06/30/31	6,107,200	6,027,759
U.S. Treasury Note	4.13	07/31/31	4,469,100	4,408,174
U.S. Treasury Note	4.13	10/31/31	3,827,200	3,770,091
U.S. Treasury Note	4.13	11/30/31	4,275,500	4,209,530
U.S. Treasury Note	4.13	02/29/32	4,084,400	4,016,114
U.S. Treasury Note	4.13	03/31/32	3,979,900	3,910,874
U.S. Treasury Note	4.13	05/31/32	5,408,900	5,310,230
U.S. Treasury Note	4.13	11/15/32	12,419,300	12,154,905
U.S. Treasury Note	4.13	04/30/33	6,564,800	6,404,014
U.S. Treasury Note	4.25	02/28/31	4,363,400	4,334,254
U.S. Treasury Note	4.25	06/30/31	4,977,900	4,939,010
U.S. Treasury Note	4.25	03/31/33	6,568,800	6,459,491
U.S. Treasury Note	4.25	05/31/33	6,878,400	6,756,953
U.S. Treasury Note	4.25	06/30/33	2,500,000	2,454,590
U.S. Treasury Note	4.38	07/31/31	6,000,000	5,987,109
U.S. Treasury Note	4.38	01/31/32	4,141,600	4,123,804
U.S. Treasury Note	4.38	07/31/33	4,500,000	4,449,375

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.7% (Continued)
U.S. Treasury Note	4.50	12/31/31	$4,137,100	$4,145,342
U.S. Treasury Note	4.63	04/30/31	4,249,100	4,286,446
U.S. Treasury Note	4.63	05/31/31	4,858,900	4,900,087
TOTAL GOVERNMENT OBLIGATIONS (Cost – $327,281,466)				319,943,035

SHORT-TERM INVESTMENTS – 0.3%
TIME DEPOSITS – 0.3%
Bank of Montreal, London	2.98	08/03/26	897,618	897,618
TOTAL SHORT-TERM INVESTMENTS (Cost – $897,618)				897,618

TOTAL INVESTMENTS – 99.0% (Cost – $328,179,084)				$320,840,653
OTHER ASSETS LESS LIABILITIES – 1.0%				3,114,385
NET ASSETS – 100.0%				$323,955,038

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx Bloomberg Five Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$319,943,035	$–	$319,943,035
Time Deposits	–	897,618	–	897,618
Total Investments	$–	$320,840,653	$–	$320,840,653

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.3%
U.S. Treasury Bond	4.38	02/15/38	$3,101,500	$2,999,732
U.S. Treasury Bond	4.50	02/15/36	3,038,000	3,014,028
U.S. Treasury Bond	4.75	02/15/37	1,683,200	1,691,353
U.S. Treasury Bond	5.00	05/15/37	2,781,000	2,852,263
U.S. Treasury Note	1.88	02/15/32	6,642,900	5,803,196
U.S. Treasury Note	2.75	08/15/32	6,239,200	5,664,999
U.S. Treasury Note	2.88	05/15/32	6,194,900	5,689,870
U.S. Treasury Note	3.38	05/15/33	6,160,200	5,740,296
U.S. Treasury Note	3.50	02/15/33	6,545,400	6,164,693
U.S. Treasury Note	3.75	10/31/32	2,745,100	2,631,221
U.S. Treasury Note	3.75	11/30/32	2,862,800	2,741,802
U.S. Treasury Note	3.75	02/28/33	2,368,900	2,264,150
U.S. Treasury Note	3.88	08/31/32	2,855,000	2,760,205
U.S. Treasury Note	3.88	09/30/32	2,637,100	2,547,583
U.S. Treasury Note	3.88	12/31/32	2,752,900	2,653,538
U.S. Treasury Note	3.88	08/15/33	6,816,200	6,534,233
U.S. Treasury Note	3.88	08/15/34	9,647,700	9,164,561
U.S. Treasury Note	4.00	04/30/32	2,724,800	2,659,235
U.S. Treasury Note	4.00	06/30/32	2,676,000	2,608,264
U.S. Treasury Note	4.00	07/31/32	2,871,000	2,796,309
U.S. Treasury Note	4.00	01/31/33	2,585,200	2,508,048
U.S. Treasury Note	4.00	02/15/34	7,299,000	7,022,436
U.S. Treasury Note	4.00	11/15/35	50,365,100	47,756,345
U.S. Treasury Note	4.13	05/31/32	2,627,000	2,579,078
U.S. Treasury Note	4.13	11/15/32	6,338,400	6,203,461
U.S. Treasury Note	4.13	04/30/33	2,803,600	2,734,934
U.S. Treasury Note	4.13	02/15/36	50,374,000	48,158,331
U.S. Treasury Note	4.25	03/31/33	2,197,800	2,161,227
U.S. Treasury Note	4.25	05/31/33	2,708,000	2,660,187
U.S. Treasury Note	4.25	06/30/33	2,708,000	2,658,812
U.S. Treasury Note	4.25	11/15/34	7,924,900	7,712,538
U.S. Treasury Note	4.25	05/15/35	49,551,500	48,068,826
U.S. Treasury Note	4.25	08/15/35	50,561,200	48,969,313
U.S. Treasury Note	4.38	07/31/33	2,500,000	2,471,875
U.S. Treasury Note	4.38	05/15/34	6,640,100	6,536,867
U.S. Treasury Note	4.38	05/15/36	48,687,800	47,421,157
U.S. Treasury Note	4.50	11/15/33	7,063,500	7,028,734
U.S. Treasury Note	4.63	02/15/35	12,419,500	12,393,303
TOTAL GOVERNMENT OBLIGATIONS (Cost – $392,925,694)				384,027,003

SHORT-TERM INVESTMENTS – 0.0%
TIME DEPOSITS – 0.0%
Sumitomo Mitsui Trust Bank, London	2.98	08/03/26	186,530	186,530
TOTAL SHORT-TERM INVESTMENTS (Cost – $186,530)				186,530

TOTAL INVESTMENTS – 98.3% (Cost – $393,112,224)				$384,213,533
OTHER ASSETS LESS LIABILITIES – 1.7%				6,464,546
NET ASSETS – 100.0%				$390,678,079

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx Bloomberg Seven Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$384,027,003	$–	$384,027,003
Time Deposits	–	186,530	–	186,530
Total Investments	$–	$384,213,533	$–	$384,213,533

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.2%
U.S. Treasury Bond	1.13	05/15/40	$19,253,900	$11,755,409
U.S. Treasury Bond	1.13	08/15/40	24,232,700	14,639,959
U.S. Treasury Bond	1.38	11/15/40	26,317,700	16,395,105
U.S. Treasury Bond	1.75	08/15/41	33,464,400	21,587,153
U.S. Treasury Bond	1.88	02/15/41	35,482,500	23,740,010
U.S. Treasury Bond	2.00	11/15/41	29,166,700	19,423,199
U.S. Treasury Bond	2.25	05/15/41	29,058,200	20,417,926
U.S. Treasury Bond	2.38	02/15/42	24,361,700	17,083,642
U.S. Treasury Bond	2.50	02/15/45	14,000,000	9,385,469
U.S. Treasury Bond	2.75	08/15/42	8,690,500	6,381,407
U.S. Treasury Bond	2.75	11/15/42	10,100,000	7,376,945
U.S. Treasury Bond	2.88	05/15/43	15,569,100	11,477,346
U.S. Treasury Bond	2.88	08/15/45	6,861,600	4,870,664
U.S. Treasury Bond	3.00	05/15/42	12,417,900	9,512,305
U.S. Treasury Bond	3.00	11/15/44	9,920,200	7,268,097
U.S. Treasury Bond	3.00	05/15/45	8,378,000	6,099,577
U.S. Treasury Bond	3.00	11/15/45	5,216,700	3,770,288
U.S. Treasury Bond	3.13	11/15/41	6,813,400	5,366,617
U.S. Treasury Bond	3.13	02/15/42	6,069,700	4,755,705
U.S. Treasury Bond	3.13	02/15/43	9,404,000	7,227,856
U.S. Treasury Bond	3.13	08/15/44	13,835,400	10,377,631
U.S. Treasury Bond	3.25	05/15/42	31,180,600	24,710,625
U.S. Treasury Bond	3.38	08/15/42	17,841,100	14,320,270
U.S. Treasury Bond	3.38	05/15/44	11,476,400	8,977,593
U.S. Treasury Bond	3.50	02/15/39	2,185,600	1,911,717
U.S. Treasury Bond	3.63	08/15/43	19,033,900	15,581,032
U.S. Treasury Bond	3.63	02/15/44	11,786,100	9,588,177
U.S. Treasury Bond	3.75	08/15/41	6,073,700	5,214,366
U.S. Treasury Bond	3.75	11/15/43	12,216,500	10,144,467
U.S. Treasury Bond	3.88	08/15/40	6,272,600	5,551,251
U.S. Treasury Bond	3.88	02/15/43	17,490,400	14,903,734
U.S. Treasury Bond	3.88	05/15/43	20,895,600	17,756,363
U.S. Treasury Bond	4.00	11/15/42	18,615,900	16,169,654
U.S. Treasury Bond	4.13	08/15/44	16,937,200	14,710,223
U.S. Treasury Bond	4.25	05/15/39	4,014,300	3,770,306
U.S. Treasury Bond	4.25	11/15/40	6,101,000	5,610,060
U.S. Treasury Bond	4.38	02/15/38	1,666,500	1,611,818
U.S. Treasury Bond	4.38	11/15/39	4,170,000	3,935,112
U.S. Treasury Bond	4.38	05/15/40	6,020,700	5,649,580
U.S. Treasury Bond	4.38	05/15/41	5,952,900	5,518,989
U.S. Treasury Bond	4.38	08/15/43	19,517,100	17,652,302
U.S. Treasury Bond	4.50	02/15/36	2,781,300	2,759,354
U.S. Treasury Bond	4.50	05/15/38	2,041,500	1,991,100
U.S. Treasury Bond	4.50	08/15/39	4,227,100	4,052,072
U.S. Treasury Bond	4.50	02/15/44	16,357,500	14,974,780
U.S. Treasury Bond	4.63	02/15/40	6,050,600	5,845,447
U.S. Treasury Bond	4.63	05/15/44	7,038,400	6,535,814
U.S. Treasury Bond	4.63	11/15/44	13,942,100	12,911,692

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.2% (Continued)
U.S. Treasury Bond	4.63	11/15/45	$17,947,600	$16,553,857
U.S. Treasury Bond	4.63	02/15/46	15,651,600	14,423,928
U.S. Treasury Bond	4.75	02/15/37	1,701,800	1,710,043
U.S. Treasury Bond	4.75	02/15/41	6,401,800	6,201,244
U.S. Treasury Bond	4.75	11/15/43	19,808,300	18,740,509
U.S. Treasury Bond	4.75	02/15/45	15,310,700	14,394,450
U.S. Treasury Bond	4.88	08/15/45	17,755,000	16,926,896
U.S. Treasury Bond	5.00	05/15/37	2,289,300	2,347,963
U.S. Treasury Bond	5.00	05/15/45	15,532,100	15,052,789
U.S. Treasury Bond	5.00	05/15/46	8,551,200	8,273,954
U.S. Treasury Note	3.88	08/15/34	39,327,900	37,358,433
U.S. Treasury Note	4.00	02/15/34	40,467,800	38,934,450
U.S. Treasury Note	4.00	11/15/35	36,089,000	34,219,703
U.S. Treasury Note	4.13	02/15/36	40,252,000	38,481,541
U.S. Treasury Note	4.25	11/15/34	39,174,900	38,125,135
U.S. Treasury Note	4.25	05/15/35	38,593,500	37,438,710
U.S. Treasury Note	4.25	08/15/35	41,050,100	39,757,663
U.S. Treasury Note	4.38	05/15/34	39,095,200	38,487,392
U.S. Treasury Note	4.38	05/15/36	38,239,500	37,244,676
U.S. Treasury Note	4.50	11/15/33	35,950,900	35,773,954
U.S. Treasury Note	4.63	02/15/35	39,295,600	39,212,711
TOTAL GOVERNMENT OBLIGATIONS (Cost – $1,068,214,313)				1,020,930,209

SHORT-TERM INVESTMENTS – 0.0%
TIME DEPOSITS – 0.0%
Skandinaviska Enskilda Banken, Stockholm	2.98	08/03/26	280,071	280,071
TOTAL SHORT-TERM INVESTMENTS (Cost – $280,071)				280,071

TOTAL INVESTMENTS – 98.2% (Cost – $1,068,494,384)				$1,021,210,280
OTHER ASSETS LESS LIABILITIES – 1.8%				18,588,965
NET ASSETS – 100.0%				$1,039,799,245

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$1,020,930,209	$–	$1,020,930,209
Time Deposits	–	280,071	–	280,071
Total Investments	$–	$1,021,210,280	$–	$1,021,210,280

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8%
U.S. Treasury Bond	1.25	05/15/50	$24,553,900	$11,051,173
U.S. Treasury Bond	1.38	08/15/50	27,628,600	12,812,763
U.S. Treasury Bond	1.63	11/15/50	27,196,600	13,464,442
U.S. Treasury Bond	1.88	02/15/51	29,848,600	15,724,149
U.S. Treasury Bond	1.88	11/15/51	28,311,000	14,730,567
U.S. Treasury Bond	2.00	02/15/50	20,529,900	11,357,205
U.S. Treasury Bond	2.00	08/15/51	29,849,300	16,102,298
U.S. Treasury Bond	2.25	08/15/49	17,814,000	10,526,961
U.S. Treasury Bond	2.25	02/15/52	25,849,700	14,756,544
U.S. Treasury Bond	2.38	11/15/49	15,806,800	9,574,228
U.S. Treasury Bond	2.38	05/15/51	29,938,200	17,773,468
U.S. Treasury Bond	2.88	05/15/52	24,362,100	16,014,274
U.S. Treasury Strip	ZCP	02/15/46	37,600	13,195
U.S. Treasury Strip	ZCP	05/15/46	77,700	26,915
U.S. Treasury Strip	ZCP	08/15/46	2,317,900	791,537
U.S. Treasury Strip	ZCP	11/15/46	1,473,800	496,169
U.S. Treasury Strip	ZCP	02/15/47	2,683,200	890,567
U.S. Treasury Strip	ZCP	05/15/47	3,479,200	1,138,944
U.S. Treasury Strip	ZCP	08/15/47	4,691,700	1,513,321
U.S. Treasury Strip	ZCP	11/15/47	5,401,200	1,719,261
U.S. Treasury Strip	ZCP	02/15/48	6,177,800	1,937,660
U.S. Treasury Strip	ZCP	05/15/48	4,778,500	1,478,745
U.S. Treasury Strip	ZCP	08/15/48	7,911,400	2,415,174
U.S. Treasury Strip	ZCP	11/15/48	7,455,600	2,245,844
U.S. Treasury Strip	ZCP	02/15/49	9,657,800	2,870,909
U.S. Treasury Strip	ZCP	05/15/49	10,352,100	3,037,028
U.S. Treasury Strip	ZCP	08/15/49	4,252,900	1,230,754
U.S. Treasury Strip	ZCP	11/15/49	5,390,200	1,539,195
U.S. Treasury Strip	ZCP	02/15/50	6,538,400	1,846,812
U.S. Treasury Strip	ZCP	05/15/50	5,060,900	1,416,580
U.S. Treasury Strip	ZCP	08/15/50	6,100,900	1,682,311
U.S. Treasury Strip	ZCP	11/15/50	10,753,500	2,923,101
U.S. Treasury Strip	ZCP	02/15/51	11,964,300	3,204,751
U.S. Treasury Strip	ZCP	05/15/51	13,270,000	3,507,810
U.S. Treasury Strip	ZCP	08/15/51	11,597,900	3,025,639
U.S. Treasury Strip	ZCP	11/15/51	9,879,500	2,548,143
U.S. Treasury Strip	ZCP	02/15/52	13,760,300	3,503,801
U.S. Treasury Strip	ZCP	05/15/52	4,931,400	1,238,967
U.S. Treasury Strip	ZCP	08/15/52	12,702,300	3,153,065
U.S. Treasury Strip	ZCP	11/15/52	7,099,000	1,739,118
U.S. Treasury Strip	ZCP	02/15/53	12,360,700	2,996,051
U.S. Treasury Strip	ZCP	05/15/53	15,580,800	3,730,412
U.S. Treasury Strip	ZCP	08/15/53	4,465,600	1,058,382
U.S. Treasury Strip	ZCP	11/15/53	7,006,600	1,641,854
U.S. Treasury Strip	ZCP	02/15/54	12,292,000	2,847,262
U.S. Treasury Strip	ZCP	05/15/54	10,008,200	2,301,181
U.S. Treasury Strip	ZCP	08/15/54	13,515,900	3,071,847
U.S. Treasury Strip	ZCP	11/15/54	9,193,800	2,066,456

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
GOVERNMENT OBLIGATIONS – 98.8% (Continued)
U.S. Treasury Strip	ZCP	02/15/55	$12,529,600	$2,785,441
U.S. Treasury Strip	ZCP	05/15/55	9,466,300	2,082,951
U.S. Treasury Strip	ZCP	08/15/55	8,414,100	1,831,091
U.S. Treasury Strip	ZCP	11/15/55	7,465,200	1,606,873
U.S. Treasury Strip	ZCP	02/15/56	8,153,300	1,738,580
U.S. Treasury Strip	ZCP	05/15/56	3,000,000	632,724
TOTAL GOVERNMENT OBLIGATIONS (Cost – $263,375,908)				247,414,493

SHORT-TERM INVESTMENTS – 0.0%
TIME DEPOSITS – 0.0%
Bank of Montreal, London	2.98	08/03/26	61,497	61,497
TOTAL SHORT-TERM INVESTMENTS (Cost – $61,497)				61,497

TOTAL INVESTMENTS – 98.8% (Cost – $263,437,405)				$247,475,990
OTHER ASSETS LESS LIABILITIES – 1.2%				3,047,898
NET ASSETS – 100.0%				$250,523,888

ZCP	Indicates a zero coupon rate. Income is recognized through accretion of discount.

BONDBLOXX ETF TRUST

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx Bloomberg Twenty Year Target Duration US Treasury ETF

Assets	Level 1	Level 2	Level 3	Total
Government Obligations	$–	$247,414,493	$–	$247,414,493
Time Deposits	–	61,497	–	61,497
Total Investments	$–	$247,475,990	$–	$247,475,990

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 3.0%
AUTOMOBILE – 0.1%
Avis Budget Rental Car Funding AESOP LLC 2024-2A Class A(1)	5.13	10/20/28	$250,000	$251,388
Wheels Fleet Lease Funding 1 LLC 2023-1A Class A(1)	5.80	04/18/38	61,903	62,042
				313,430
OTHER ABS – 2.9%
CCG Receivables Trust 2023-2 Class A2(1)	6.28	04/14/32	16,236	16,341
Compass Datacenters Issuer III LLC 2026-1A Class A21(1)	4.90	02/25/56	1,259,000	1,228,393
DB Master Finance LLC 2017-1A Class A2II(1)	4.03	11/20/47	137,625	136,230
DB Master Finance LLC 2019-1A Class A23(1)	4.35	05/20/49	803,815	787,727
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	477,500	451,369
Domino’s Pizza Master Issuer LLC 2021-1A Class A2I(1)	2.66	04/25/51	413,313	392,455
Kinetic ABS Issuer LLC 2026-1A Class A2(1)	5.22	02/25/56	738,000	724,644
MetroNet Infrastructure Issuer LLC 2025-4A Class A2(1)	5.16	12/20/55	1,095,000	1,079,398
Planet Fitness Master Issuer LLC 2025-1A Class A2I(1)	5.27	12/06/55	260,348	255,797
Subway Funding LLC 2024-1A Class A2I(1)	6.03	07/30/54	1,105,313	1,109,291
Taco Bell Funding LLC 2018-1A Class A2II(1)	4.94	11/25/48	952,500	948,412
Tricon Residential Trust 2023-SFR1 Class A(1)	5.10	07/17/40	99,490	99,228
Tricon Residential Trust 2023-SFR2 Class A(1)	5.00	12/17/40	384,661	378,452
Uniti Fiber Abs Issuer LLC 2025-1A Class A2(1)	5.88	04/20/55	504,000	508,514
Wendy’s Funding LLC 2021-1A Class A2I(1)	2.37	06/15/51	265,719	245,597
				8,361,848
TOTAL ASSET-BACKED SECURITIES (Cost – $8,722,004)				8,675,278

COLLATERALIZED LOAN OBLIGATIONS – 5.0%
OTHER ABS – 5.0%
Apidos CLO XL Ltd. 2022-40A Class AR (CME Term SOFR 3 Month + 1.35%)(1)	5.10	07/15/37	440,000	440,819
Apidos CLO XXXIX Ltd. 2022-39A Class A1R (CME Term SOFR 3 Month + 1.23%)(1)	4.96	10/21/38	1,500,000	1,502,147
Bain Capital Credit CLO 2022-6 Ltd. 2022-6A Class A1R (CME Term SOFR 3 Month + 1.37%)(1)	5.10	01/22/38	631,000	632,151
Carlyle US CLO 2021-9 Ltd. 2021-9A Class AR (CME Term SOFR 3 Month + 1.11%)(1)	4.84	10/20/34	1,000,000	1,001,447
CIFC Funding 2018-IV Ltd. 2018-4A Class AR (CME Term SOFR 3 Month + 1.22%)(1)	4.97	01/17/38	1,500,000	1,501,271
CIFC Funding 2021-IV Ltd. 2021-4A Class AR (CME Term SOFR 3 Month + 1.36%)(1)	5.11	07/23/37	959,000	960,906
Elmwood CLO 22 Ltd. 2023-1A Class AR (CME Term SOFR 3 Month + 1.20%)(1)	4.95	04/17/38	880,000	881,947
Elmwood CLO 30 Ltd. 2024-6A Class A (CME Term SOFR 3 Month + 1.43%)(1)	5.18	07/17/37	450,000	450,960
Elmwood CLO 31 Ltd. 2024-7A Class A1 (CME Term SOFR 3 Month + 1.35%)(1)	5.10	07/17/37	325,000	325,000
Elmwood CLO I Ltd. 2019-1A Class A1R3 (CME Term SOFR 3 Month + 1.12%)(1)	4.85	04/20/37	407,000	406,377
Elmwood CLO X Ltd. 2021-3A Class AR2 (CME Term SOFR 3 Month + 1.30%)(1)	5.03	07/20/38	450,000	451,181
Flatiron RR CLO 22 LLC 2021-2A Class AR (CME Term SOFR 3 Month + 0.91%)(1)	4.66	10/15/34	460,000	459,910

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 5.0% (Continued)
Golub Capital Partners CLO 53B Ltd. 2021-53A Class AR (CME Term SOFR 3 Month + 0.98%)(1)	4.71	07/20/34	$1,000,000	$1,000,288
OCP CLO 2025-44 Ltd. 2025-44A Class A (CME Term SOFR 3 Month + 1.30%)(1)	5.08	10/24/38	286,000	286,755
OCP CLO 2025-45 Ltd. 2025-45A Class A (CME Term SOFR 3 Month + 1.23%)(1)	4.98	10/15/38	1,000,000	1,000,931
OHA Credit Funding 4 Ltd. 2019-4A Class AR2 (CME Term SOFR 3 Month + 1.29%)(1)	5.02	01/22/38	1,150,000	1,152,452
Palmer Square CLO 2021-4 Ltd. 2021-4A Class A1R (CME Term SOFR 3 Month + 1.32%)(1)	5.07	07/15/38	1,000,000	1,002,019
Palmer Square CLO 2022-4 Ltd. 2022-4A Class A1R (CME Term SOFR 3 Month + 1.35%)(1)	5.08	10/20/37	750,000	750,938
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $14,203,070)				14,207,499

COLLATERALIZED MORTGAGE OBLIGATIONS – 12.5%
COMMERCIAL – 6.3%
BLP Commercial Mortgage Trust 2024-IND2 Class A (CME Term SOFR 1 Month + 1.34%)(1)	5.02	03/15/41	318,105	318,842
BLP Commercial Mortgage Trust 2025-IND Class A (CME Term SOFR 1 Month + 1.20%)(1)	4.88	03/15/42	669,882	670,131
BSTN Commercial Mortgage Trust 2025-1C Class A(1)	5.37	06/15/44	960,000	962,848
BX Commercial Mortgage Trust 2024-XL4 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.12	02/15/39	577,339	579,061
BX Commercial Mortgage Trust 2024-XL5 Class A (CME Term SOFR 1 Month + 1.39%)(1)	5.07	03/15/41	382,587	383,487
BX Trust 2024-BIO Class A (CME Term SOFR 1 Month + 1.64%)(1)	5.32	02/15/41	811,000	812,056
BX Trust 2024-CNYN Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.12	04/15/41	595,280	597,411
BX Trust 2024-VLT4 Class A (CME Term SOFR 1 Month + 1.49%)(1)	5.17	06/15/41	681,245	681,291
BX Trust 2025-DIME Class A (CME Term SOFR 1 Month + 1.15%)(1)	4.83	02/15/35	750,000	748,772
BX Trust 2025-VLT6 Class A (CME Term SOFR 1 Month + 1.44%)(1)	5.12	03/15/42	934,000	933,391
BX Trust 2025-VOLT Class A (CME Term SOFR 1 Month + 1.70%)(1)	5.38	12/15/44	1,395,000	1,393,881
BX Trust 2026-CLS Class A (CME Term SOFR 1 Month + 1.40%)(1)	5.08	05/15/43	900,000	902,979
CONE Commercial Mortgage Trust 2026-ACD6 Class A(1)	6.06	07/15/43	678,000	673,618
EQT Trust 2024-EXTR Class A(1)	5.33	07/05/41	886,610	890,855
Fashion Show Mall LLC 2024-SHOW Class A(1)	5.10	10/10/41	600,000	598,986
GS Mortgage Securities Trust 2016-GS2 Class A4	3.05	05/10/49	4,056	4,051
INT Commercial Mortgage Trust 2025-PLAZA Class A(1)	4.88	11/05/37	1,000,000	988,719
JP Morgan Chase Commercial Mortgage Securities Trust 2024-OMNI Class A(1)	5.80	10/05/39	735,000	738,764
KIND Commercial Mortgage Trust 2024-1 Class A (CME Term SOFR 1 Month + 1.89%)(1)	5.57	08/15/41	1,052,000	1,054,009
LBTY Commercial Mortgage Trust 2026-225L Class A(1)	4.59	02/10/43	724,000	705,937
MAD Commercial Mortgage Trust 2025-11MD Class A(1)	4.75	10/15/42	300,000	295,262
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22 Class A4	3.31	04/15/48	30,001	29,637
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C32 Class A4	3.72	12/15/49	393,000	391,528
SLG Office Trust 2026-OMA Class A(1)	4.97	04/15/41	979,000	968,993
UBS Commercial Mortgage Trust 2019-C16 Class ASB	3.46	04/15/52	190,657	187,708
Wells Fargo Commercial Mortgage Trust 2026-1250B Class A(1)	4.68	03/10/41	1,400,000	1,377,895
				17,890,112

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WHOLE LOAN COLLATERAL – 6.2%
Chase Home Lending Mortgage Trust 2026-5 Class A4A(1)	5.00	03/25/57	$1,771,807	$1,744,894
Chase Home Lending Mortgage Trust 2026-8 Class A4A(1)	5.00	06/25/57	1,523,000	1,500,314
Chase Home Lending Mortgage Trust Series 2025-9 Class A4A(1)	5.50	06/25/56	977,464	972,979
GS Mortgage-Backed Securities Trust 2025-PJ7 Class A5(1)	5.50	12/25/55	405,895	404,457
GS Mortgage-Backed Securities Trust 2026-PJ7 Class A4(1)	5.50	10/25/56	1,310,224	1,305,158
GS Mortgage-Backed Securities Trust 2026-PJ8 Class A8(1)	5.00	11/25/56	1,490,000	1,477,458
JP Morgan Mortgage Trust 2025-12MPR Class A1D(1),(2)	5.06	06/25/56	664,037	656,189
JP Morgan Mortgage Trust 2025-5MPR Class A1B(1),(2)	5.59	11/25/55	66,206	66,044
JP Morgan Mortgage Trust 2026-1 Class A4A(1)	5.00	07/25/56	653,013	641,535
JP Morgan Mortgage Trust 2026-4MPR Class A1A(1),(2)	5.63	06/01/56	1,542,726	1,538,172
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM8 Class A1(1)	5.51	06/25/71	2,975,000	2,968,262
OBX Trust 2026-NQM9 Class A1(1)	5.47	04/25/66	1,536,773	1,535,282
Sequoia Mortgage Trust 2025-1 Class A5(1)	5.50	01/25/55	216,669	216,254
Sequoia Mortgage Trust 2025-10 Class A5(1)	5.00	11/25/55	399,087	393,780
Sequoia Mortgage Trust 2026-4 Class A5(1)	5.00	03/25/56	1,301,548	1,283,127
Sequoia Mortgage Trust 2026-INV1 Class A4(1)	5.00	01/25/56	1,172,361	1,155,846
				17,859,751
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $35,938,279)				35,749,863

CORPORATE BONDS – 9.5%
AIRLINES – 0.4%
Air Canada 2015-2 Class AA Pass Through Trust(1)	3.75	12/15/27	517,785	510,180
Delta Air Lines 2020-1 Class AA Pass Through Trust	2.00	06/10/28	237,899	229,664
Delta Air Lines, Inc./SkyMiles IP Ltd.(1)	4.75	10/20/28	507,750	507,023
				1,246,867
AUTO MANUFACTURERS – 0.4%
Ford Motor Credit Co. LLC	2.70	08/10/26	600,000	599,794
General Motors Financial Co., Inc.	5.05	04/04/28	533,000	535,388
				1,135,182
BANKS – 1.6%
Bank of America Corp.(3)	4.38	–	1,160,000	1,153,543
HSBC Holdings PLC	5.89	08/14/27	200,000	200,075
Northern Trust Corp.(3)	4.60	–	1,019,000	1,018,339
PNC Financial Services Group, Inc.(3)	6.00	–	1,160,000	1,162,564
US Bancorp(3)	3.70	–	1,175,000	1,164,982
				4,699,503
CHEMICALS – 0.1%
Methanex Corp.	5.13	10/15/27	175,000	175,332

COMMERCIAL SERVICES – 0.3%
Ashtead Capital, Inc.(1)	4.00	05/01/28	200,000	196,625
Brink’s Co.(1)	4.63	10/15/27	214,000	212,799
Element Fleet Management Corp.(1)	5.64	03/13/27	314,000	315,762
				725,186
COMPUTERS – 0.2%
Booz Allen Hamilton, Inc.(1)	3.88	09/01/28	720,000	701,884

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 1.5%
American Express Co.(3)	3.55	–	$1,175,000	$1,172,845
Atlas Warehouse Lending Co. LP(1)	4.95	11/15/30	751,000	734,082
Midcap Financial Issuer Trust(1)	6.50	05/01/28	747,000	747,090
OneMain Finance Corp.	5.38	11/15/29	316,000	308,966
TPG Operating Group II LP	4.88	05/15/31	1,270,000	1,241,675
				4,204,658
HOME BUILDERS – 0.1%
Tri Pointe Homes, Inc.	5.25	06/01/27	240,000	240,461

INSURANCE – 0.5%
Athene Global Funding(1)	1.73	10/02/26	359,000	357,465
SBL Holdings, Inc.(1)	5.90	09/26/28	950,000	928,676
				1,286,141
INVESTMENT COMPANIES – 2.6%
Antares Holdings LP(1)	3.75	07/15/27	1,050,000	1,033,431
Ares Capital Corp.	5.55	01/15/30	850,000	841,404
Ares Strategic Income Fund	4.85	01/15/29	650,000	637,878
Barings BDC, Inc.	3.30	11/23/26	99,000	98,452
Blue Owl Capital Corp.	2.88	06/11/28	440,000	417,701
Blue Owl Capital Corp.	5.95	03/15/29	450,000	449,184
Golub Capital BDC, Inc.	7.05	12/05/28	872,000	894,479
HPS Corporate Lending Fund	6.75	01/30/29	847,000	861,454
Main Street Capital Corp.	5.40	08/15/28	850,000	847,994
Oaktree Specialty Lending Corp.	2.70	01/15/27	197,000	194,988
Sixth Street Lending Partners	5.75	01/15/30	150,000	148,412
Sixth Street Lending Partners	6.50	03/11/29	885,000	900,214
				7,325,591
MEDIA – 0.0%
CCO Holdings LLC/CCO Holdings Capital Corp.(1)	5.13	05/01/27	63,000	62,911

PHARMACEUTICALS – 0.3%
CVS Pass-Through Trust(1)	5.77	01/10/33	189,237	187,741
CVS Pass-Through Trust(1)	5.93	01/10/34	295,036	297,129
CVS Pass-Through Trust	6.04	12/10/28	172,129	172,713
CVS Pass-Through Trust	6.94	01/10/30	178,765	182,845
				840,428
PIPELINES – 0.0%
Buckeye Partners LP	3.95	12/01/26	142,000	141,721

PRIVATE EQUITY – 0.2%
Hercules Capital, Inc.	2.63	09/16/26	533,000	531,325
Hercules Capital, Inc.	6.00	06/16/30	150,000	148,551
				679,876

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 1.3%
Boston Properties LP	2.75	10/01/26	$920,000	$917,629
EPR Properties	4.75	12/15/26	445,000	445,128
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.(1)	4.25	02/01/27	600,000	598,650
SBA Communications Corp.	3.88	02/15/27	298,000	296,253
SBA Tower Trust(1)	1.63	11/15/26	610,000	604,642
Starwood Property Trust, Inc.(1)	5.88	08/15/29	814,000	815,884
				3,678,186
TOTAL CORPORATE BONDS (Cost – $27,099,505)				27,143,927

MUNICIPAL BONDS – 68.4%
ALABAMA – 3.5%
Black Belt Energy Gas District, Revenue Bonds	4.00	10/01/52	1,125,000	1,133,660
Black Belt Energy Gas District, Series A-1, Revenue Bonds	4.00	10/01/49	750,000	753,255
Black Belt Energy Gas District, Series B, Revenue Bonds	4.00	04/01/53	1,000,000	1,006,756
Black Belt Energy Gas District, Series B, Revenue Bonds	5.25	12/01/53	800,000	850,977
Black Belt Energy Gas District, Series C, Revenue Bonds	5.25	02/01/53	1,000,000	1,042,887
Madison City Board of Education, Special Tax	4.00	02/01/34	860,000	868,795
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.25	01/01/54	655,000	681,552
Southeast Energy Authority A Cooperative District, Series A-1, Revenue Bonds	5.50	01/01/53	1,850,000	1,956,012
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	4.00	06/01/29	700,000	704,659
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	5.00	01/01/54	830,000	869,410
				9,867,963
ARIZONA – 1.6%
Arizona Board of Regents, Series B, Revenue Bonds	5.00	07/01/33	880,000	894,575
Industrial Development Authority of the City of Phoenix Arizona, Revenue Bonds	3.10	02/01/59	3,600,000	3,597,714
				4,492,289
ARKANSAS – 0.1%
Springdale Public Facilities Board, Revenue Bonds	5.00	03/01/32	350,000	350,602

CALIFORNIA – 1.5%
Northern California Energy Authority, Revenue Bonds	5.00	12/01/54	2,200,000	2,299,743
State of California, General Obligation	4.00	09/01/33	1,200,000	1,200,305
University of California, Series O, Revenue Bonds	5.00	05/15/36	960,000	988,881
				4,488,929
COLORADO – 0.4%
City of Colorado Springs, Revenue Bonds	3.15	12/01/45	675,000	666,067
Colorado Health Facilities Authority, Revenue Bonds	5.00	11/15/60	660,000	709,147
				1,375,214
CONNECTICUT – 1.5%
Aquarion Water Authority, Series A, Revenue Bonds	5.00	08/01/29	1,000,000	1,056,008
City of Bridgeport, Series A, General Obligation	5.00	08/15/33	770,000	770,923
City of Bridgeport, Series A, General Obligation	5.00	11/01/33	815,000	830,511
State of Connecticut Special Tax Revenue, Series A, Revenue Bonds	5.00	09/01/30	1,315,000	1,317,365
				3,974,807

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DISTRICT OF COLUMBIA – 0.4%
District of Columbia Housing Finance Agency, Revenue Bonds	5.00	03/01/28	$975,000	$1,002,124

FLORIDA – 2.8%
City of Orlando Tourist Development Tax Revenue, Revenue Bonds	5.00	11/01/33	1,400,000	1,427,076
County of Okeechobee, Revenue Bonds	3.80	07/01/39	550,000	553,291
Hillsborough County School Board, Certificate Participation	5.00	07/01/27	365,000	371,946
JEA Electric System Revenue, Series B, Revenue Bonds	5.00	10/01/30	900,000	921,176
Lee County School Board, Series A, Certificate Participation	5.00	08/01/32	1,575,000	1,575,000
North Broward Hospital District, Series B, Revenue Bonds	5.00	01/01/32	1,950,000	1,993,820
State of Florida Department of Transportation Turnpike System Revenue, Series A, Revenue Bonds	5.00	07/01/32	1,000,000	1,036,461
				7,878,770
GEORGIA – 3.8%
Atlanta Urban Residential Finance Authority, Revenue Bonds	3.15	12/01/29	3,400,000	3,392,719
Clarke County Hospital Authority, Revenue Bonds	5.00	07/01/30	1,245,000	1,246,646
Decatur Housing Authority, Revenue Bonds	3.25	09/01/28	1,000,000	1,000,946
Development Authority of Burke County, Revenue Bonds	3.70	10/01/32	685,000	692,271
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	290,000	292,593
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	2,300,000	2,310,173
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	1,500,000	1,551,634
Main Street Natural Gas, Inc., Series C, Revenue Bonds	4.00	03/01/50	1,000,000	1,000,952
				11,487,934
HAWAII – 0.5%
State of Hawaii, Series FG, General Obligation	4.00	10/01/32	1,350,000	1,351,139

ILLINOIS – 7.3%
City of Chicago Wastewater Transmission Revenue, Series A, Revenue Bonds	5.00	01/01/33	1,100,000	1,107,045
City of Chicago Waterworks Revenue, Revenue Bonds	5.00	11/01/28	725,000	744,195
City of Chicago Waterworks Revenue, Series A-1, Revenue Bonds	5.00	11/01/30	325,000	326,775
City of Mount Vernon, General Obligation	4.00	12/15/27	905,000	916,773
Cook County School District No. 171 Sunnybrook, General Obligation	5.00	12/01/27	465,000	476,952
Cook County School District No. 25 Arlington Heights, General Obligation	5.00	12/15/26	330,000	332,662
County of Cook, General Obligation	5.00	11/15/35	2,700,000	2,711,496
County of Cook, Series A, General Obligation	5.00	11/15/30	800,000	804,319
Illinois Finance Authority, Revenue Bonds	5.00	04/01/27	305,000	308,250
Illinois Finance Authority, Series A, Revenue Bonds	5.00	11/15/30	595,000	627,265
Illinois Finance Authority, Series A, Revenue Bonds	5.00	05/15/32	460,000	473,517
Illinois Housing Development Authority, Revenue Bonds	5.00	10/01/27	700,000	702,094
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	01/01/39	2,855,000	2,906,463
Lee County Community Unit School District No. 272, General Obligation	4.00	01/01/33	765,000	768,714
Macon County School District No. 61 Decatur, Series C, General Obligation	4.00	01/01/29	710,000	712,670
Madison County Community Unit School District No. 7 Edwardsville, Series C, Revenue Bonds	5.00	12/01/26	290,000	291,819
Madison-Macoupin Etc. Counties Community College District No. 536, General Obligation	4.00	05/01/29	1,000,000	1,005,247
Metropolitan Water Reclamation District of Greater Chicago, Series A, General Obligation	5.00	12/01/29	180,000	181,233
Northern Illinois Municipal Power Agency, Series A, Revenue Bonds	5.00	12/01/30	430,000	432,436

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ILLINOIS – 7.3% (Continued)
Peoria & Fulton Counties Community Unit School District No. 327, Series A, General Obligation	5.00	12/01/27	$435,000	$444,354
Peoria Public Building Commission, Series A, Revenue Bonds	4.00	12/01/26	350,000	350,893
Sales Tax Securitization Corp., Series C, Revenue Bonds	5.50	01/01/33	1,000,000	1,051,858
State of Illinois, Series A, General Obligation	5.00	12/01/31	1,000,000	1,020,651
State of Illinois, Series D, General Obligation	5.00	11/01/26	1,200,000	1,205,989
Village of Mundelein, General Obligation	4.00	12/15/33	460,000	462,803
				20,366,473
INDIANA – 2.7%
Hobart Building Corp., Revenue Bonds	5.00	07/15/32	545,000	562,431
Indiana Finance Authority, Revenue Bonds	5.00	10/01/64	2,950,000	3,104,309
Indiana Finance Authority, Series A, Revenue Bonds	5.00	07/01/28	520,000	535,558
Indiana Finance Authority, Series B, Revenue Bonds	5.00	10/01/60	1,725,000	1,837,058
Indianapolis Local Public Improvement Bond Bank, Revenue Bonds	5.00	01/01/33	1,255,000	1,284,752
South Bend Redevelopment Authority, Revenue Bonds	5.00	08/01/28	610,000	633,663
				7,957,771
IOWA – 0.6%
Ankeny Community School District Infrastructure Sales Services & Use Tax, Series A, Revenue Bonds	5.00	06/01/29	840,000	869,781
Iowa Finance Authority, Series E, Revenue Bonds	5.00	08/15/26	350,000	350,191
PEFA, Inc., Revenue Bonds	5.00	09/01/49	550,000	550,815
				1,770,787
KENTUCKY – 0.5%
Kentucky Public Energy Authority, Series C, Revenue Bonds	4.00	02/01/50	310,000	312,339
Louisville/Jefferson County Metropolitan Government, Revenue Bonds	5.00	10/01/29	1,105,000	1,108,957
				1,421,296
LOUISIANA – 0.5%
Louisiana Housing Corp., Series B, Revenue Bonds	3.75	02/01/28	540,000	541,826
Parish of St John the Baptist, Revenue Bonds	3.30	06/01/37	730,000	743,990
				1,285,816
MAINE – 0.5%
Maine State Housing Authority, Series D, Revenue Bonds	3.15	11/15/31	1,565,000	1,556,318

MARYLAND – 0.8%
County of Baltimore, General Obligation	5.00	03/01/32	1,575,000	1,622,159
Maryland Health & Higher Educational Facilities Authority, Revenue Bonds	5.25	06/01/28	500,000	509,328
				2,131,487
MASSACHUSETTS – 0.4%
Commonwealth of Massachusetts, Series A, General Obligation	5.00	04/01/35	1,000,000	1,011,721

MICHIGAN – 1.5%
Great Lakes Water Authority Water Supply System Revenue, Series D, Revenue Bonds	3.45	07/01/56	2,845,000	2,851,315
Michigan Finance Authority, Revenue Bonds	5.00	11/15/26	260,000	261,464
Michigan State Building Authority, Series I, Revenue Bonds	5.00	10/15/32	1,000,000	1,004,451
				4,117,230

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MINNESOTA – 1.8%
City of Minneapolis, Series A, Revenue Bonds	5.00	11/15/52	$670,000	$697,374
County of Hennepin, Series A, General Obligation	5.00	12/01/34	1,000,000	1,005,962
Minneapolis Special School District No. 1, Series A, General Obligation	5.00	02/01/31	1,370,000	1,383,540
Minnesota Agricultural & Economic Development Board, Revenue Bonds	5.00	11/15/28	445,000	462,589
Minnesota Agricultural & Economic Development Board, Revenue Bonds	5.00	11/15/29	800,000	840,001
Minnesota Municipal Gas Agency, Series A, Revenue Bonds	4.00	12/01/52	700,000	707,693
				5,097,159
MISSOURI – 1.0%
Jackson County Consolidated School District No. 4, General Obligation	4.00	03/01/31	1,955,000	1,961,828
Kansas City School District, Certificate Participation	5.00	04/01/30	835,000	835,735
				2,797,563
MONTANA – 0.4%
Montana Board of Housing, Revenue Bonds	3.05	11/01/46	1,025,000	1,015,810

NEBRASKA – 0.8%
Central Plains Energy Project, Series 1, Revenue Bonds	5.00	05/01/53	1,000,000	1,035,867
Central Plains Energy Project, Series A, Revenue Bonds	5.00	09/01/29	1,000,000	1,033,426
				2,069,293
NEVADA – 0.2%
Nevada Housing Division, Revenue Bonds	5.00	07/01/28	605,000	615,471

NEW JERSEY – 2.0%
New Jersey Housing & Mortgage Finance Agency, Series B, Revenue Bonds	3.05	11/01/29	1,200,000	1,192,894
New Jersey Housing & Mortgage Finance Agency, Series B, Revenue Bonds	3.50	05/01/29	1,275,000	1,282,675
New Jersey Housing & Mortgage Finance Agency, Series K, Revenue Bonds	3.60	10/01/27	710,000	713,904
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/27	970,000	975,023
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	06/15/30	1,175,000	1,176,303
New Jersey Turnpike Authority, Series B, Revenue Bonds	4.00	01/01/35	730,000	733,883
				6,074,682
NEW MEXICO – 0.2%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds	5.00	05/01/29	625,000	649,171

NEW YORK – 5.9%
City of New York, Series E, General Obligation	5.00	08/01/28	935,000	936,654
Empire State Development Corp., Revenue Bonds	5.00	03/15/36	1,450,000	1,501,327
Metropolitan Transportation Authority, Series C, Revenue Bonds	5.00	11/15/30	330,000	331,694
Metropolitan Transportation Authority, Series D, Revenue Bonds	5.00	11/15/32	510,000	525,078
New York City Housing Development Corp., Revenue Bonds	3.63	11/01/63	1,000,000	1,004,805
New York City Housing Development Corp., Revenue Bonds	4.30	11/01/63	800,000	807,917
New York City Housing Development Corp., Series B, Revenue Bonds	3.70	05/01/64	500,000	504,287
New York City Transitional Finance Authority Building Aid Revenue, Series S-1, Revenue Bonds	5.00	07/15/34	4,505,000	4,578,730
New York City Transitional Finance Authority Building Aid Revenue, Series S-3, Revenue Bonds	5.00	07/15/34	670,000	694,351
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	5.00	11/01/31	1,670,000	1,693,454
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds	5.00	02/01/36	2,360,000	2,378,666

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
NEW YORK – 5.9% (Continued)
New York State Dormitory Authority, Revenue Bonds	5.00	07/01/32	$745,000	$746,001
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/32	355,000	355,922
New York State Housing Finance Agency, Series D, Revenue Bonds	3.38	05/01/65	1,000,000	978,949
				17,037,835
NORTH CAROLINA – 0.3%
North Carolina Housing Finance Agency, Series A, Revenue Bonds	3.15	01/01/31	995,000	993,406

OHIO – 0.3%
Lancaster Port Authority, Series A, Revenue Bonds	5.00	02/01/55	820,000	861,684

OKLAHOMA – 1.9%
Clinton Public Works Authority, Revenue Bonds	5.00	10/01/29	1,000,000	1,046,459
Coweta Public Works Authority, Series A, Revenue Bonds	4.00	08/01/27	505,000	506,606
Dewey County Educational Facilities Authority, Revenue Bonds	5.00	09/01/30	680,000	680,971
Oklahoma Housing Finance Agency, Revenue Bonds	3.00	10/01/47	1,500,000	1,485,562
University of Oklahoma, Series A, Revenue Bonds	5.00	07/01/29	1,850,000	1,852,801
				5,572,399
OREGON – 0.5%
Clackamas County School District No. 12 North Clackamas, General Obligation	4.00	06/15/32	1,400,000	1,400,299

PENNSYLVANIA – 0.7%
City of Scranton, General Obligation	5.00	09/01/29	515,000	522,364
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series A, Revenue Bonds	5.00	12/01/32	320,000	321,875
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Revenue Bonds	5.00	12/01/28	500,000	503,471
Pennsylvania Turnpike Commission, Revenue Bonds	5.00	12/01/31	225,000	230,455
Philadelphia Gas Works Co., Revenue Bonds	5.00	10/01/30	325,000	326,034
				1,904,199
RHODE ISLAND – 0.2%
Rhode Island Commerce Corp., Revenue Bonds	5.00	07/01/31	445,000	445,573

SOUTH CAROLINA – 1.0%
Dillon County School Facilities Corp., Certificate Participation	5.00	12/01/30	300,000	316,113
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	05/01/33	900,000	923,874
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	11/01/55	1,565,000	1,670,310
				2,910,297
TENNESSEE – 3.9%
Chattanooga Health Educational & Housing Facility Board, Revenue Bonds	3.80	12/01/29	1,000,000	1,002,004
Dickson Health & Educational Facilities Board, Revenue Bonds	3.05	04/01/44	3,000,000	2,976,711
Rutherford County Health & Educational Facilities Board, Revenue Bonds	5.00	11/15/48	3,145,000	3,357,028
State of Tennessee, Series A, General Obligation	5.00	02/01/35	1,500,000	1,539,251
Tennergy Corp., Series A, Revenue Bonds	5.00	10/01/54	1,100,000	1,149,256
Tennessee Energy Acquisition Corp., Series A-1, Revenue Bonds	5.00	05/01/53	1,000,000	1,023,492
				11,047,742

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TEXAS – 10.0%
Brushy Creek Regional Utility Authority, Inc., Revenue Bonds	4.00	08/01/31	$650,000	$650,000
City of Dallas Hotel Occupancy Tax Revenue, Revenue Bonds	4.00	08/15/28	550,000	550,254
City of Dallas Housing Finance Corp., Revenue Bonds	5.00	08/01/27	600,000	600,000
City of El Paso, General Obligation	4.00	08/15/31	370,000	370,144
City of San Marcos, General Obligation	5.00	08/15/35	1,050,000	1,065,161
Denton Independent School District, Series B, General Obligation	4.00	08/15/55	2,255,000	2,314,427
Fort Bend Independent School District, Series B, General Obligation	3.13	08/01/56	3,230,000	3,216,344
Harris County Cultural Education Facilities Finance Corp., Revenue Bonds	5.00	07/01/49	425,000	429,022
Harris County Municipal Utility District No. 165, General Obligation	4.00	03/01/32	3,000,000	3,021,106
Hays Consolidated Independent School District, General Obligation	4.00	02/15/34	1,300,000	1,311,606
Las Varas Public Facility Corp., Revenue Bonds	3.39	03/01/45	2,975,000	2,973,311
Legacy Denton Public Facility Corp., Revenue Bonds	3.15	11/01/43	1,300,000	1,294,104
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/33	930,000	955,971
New Braunfels Independent School District, General Obligation	4.00	02/01/34	1,000,000	1,000,407
North East Independent School District, General Obligation	3.75	08/01/49	1,065,000	1,071,687
Northside Independent School District, General Obligation	3.55	06/01/50	985,000	989,202
Northside Independent School District, General Obligation	4.00	08/01/32	500,000	500,000
Texas Department of Housing & Community Affairs, Series B, Revenue Bonds	3.88	01/01/30	450,000	453,232
Texas Municipal Gas Acquisition & Supply Corp. IV, Series A, Revenue Bonds	5.50	01/01/54	3,500,000	3,673,216
Texas Municipal Gas Acquisition & Supply Corp. V, Revenue Bonds	5.00	01/01/28	1,350,000	1,374,605
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds	5.00	08/01/32	625,000	646,334
				28,460,133
UTAH – 0.2%
Utah Associated Municipal Power Systems, Series A, Revenue Bonds	5.00	09/01/32	500,000	513,585

VIRGINIA – 0.8%
Louisa Industrial Development Authority, Revenue Bonds	3.80	11/01/35	550,000	553,976
Virginia Housing Development Authority, Series G, Revenue Bonds	2.90	01/01/29	965,000	961,976
Virginia Housing Development Authority, Series G, Revenue Bonds	2.95	07/01/29	1,000,000	991,915
				2,507,867
WASHINGTON – 2.9%
City of Tacoma Solid Waste Utility Revenue, Series A, Revenue Bonds	5.00	12/01/31	1,050,000	1,051,225
County of King, General Obligation	4.00	07/01/32	600,000	603,719
King County School District No. 411 Issaquah, General Obligation	4.00	12/01/31	2,830,000	2,833,954
Pend Oreille County Public Utility District No. 1 Box Canyon, Revenue Bonds	5.00	01/01/33	970,000	988,902
Port of Tacoma, Series A, General Obligation	5.00	12/01/27	605,000	609,600
Snohomish County School District No. 103 Monroe, General Obligation	4.00	12/01/33	1,000,000	1,000,859
State of Washington, Series D, General Obligation	5.00	02/01/33	675,000	681,923
Washington Higher Education Facilities Authority, Revenue Bonds	4.00	05/01/33	400,000	400,337
Washington Higher Education Facilities Authority, Revenue Bonds	5.00	05/01/31	500,000	506,018
				8,676,537
WEST VIRGINIA – 0.4%
West Virginia Housing Development Fund, Series A, Revenue Bonds	3.25	11/01/27	1,100,000	1,102,707

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
WISCONSIN – 2.1%
State of Wisconsin, General Obligation	5.00	05/01/28	$1,950,000	$2,029,484
Wisconsin Health & Educational Facilities Authority, Revenue Bonds	5.00	10/01/29	600,000	601,552
Wisconsin Housing & Economic Development Authority Housing Revenue, Series B, Revenue Bonds	3.10	11/01/56	1,600,000	1,595,847
Wisconsin Housing & Economic Development Authority, Revenue Bonds	5.00	08/01/58	1,100,000	1,100,000
Wisconsin Housing & Economic Development Authority, Series I, Revenue Bonds	5.00	11/01/58	600,000	605,652
				5,932,535
TOTAL MUNICIPAL BONDS (Cost – $195,786,057)				195,574,617

SHORT-TERM INVESTMENTS – 1.8%
TIME DEPOSITS – 1.8%
Citibank, New York	2.98	08/03/26	5,098,198	5,098,198
TOTAL SHORT-TERM INVESTMENTS (Cost – $5,098,198)				5,098,198

TOTAL INVESTMENTS – 100.2% (Cost – $286,847,113)				$286,449,382
OTHER ASSETS LESS LIABILITIES – (0.2)%				(454,326)
NET ASSETS – 100.0%				$285,995,056

SOFR	Secured Overnight Financing Rate.

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2026, amounts to $66,831,690 and represents 23.4% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Includes step-up bonds that pay an initial coupon rate for the first period and then a higher coupon rate for the following periods. The rate reported is the rate in effect as of July 31, 2026.
(3)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Short Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx IR+M Tax-Aware Short Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$8,675,278	$–	$8,675,278
Collateralized Loan Obligations	–	14,207,499	–	14,207,499
Collateralized Mortgage Obligations	–	35,749,863	–	35,749,863
Corporate Bonds	–	27,143,927	–	27,143,927
Municipal Bonds	–	195,574,617	–	195,574,617
Time Deposits	–	5,098,198	–	5,098,198
Total Investments	$–	$286,449,382	$–	$286,449,382

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 0.8%
OTHER ABS – 0.8%
Compass Datacenters Issuer III LLC 2026-1A Class A21(1)	4.90	02/25/56	$125,000	$121,961
DB Master Finance LLC 2021-1A Class A2II(1)	2.49	11/20/51	47,750	45,137
Subway Funding LLC 2024-1A Class A2II(1)	6.27	07/30/54	58,950	59,324
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,026	62,683
TOTAL ASSET-BACKED SECURITIES (Cost – $291,297)				289,105

COLLATERALIZED MORTGAGE OBLIGATIONS – 3.1%
COMMERCIAL – 1.2%
BANK 2017-BNK6 Class A5	3.52	07/15/60	99,000	97,893
BANK5 2023-5YR1 Class A3	6.26	04/15/56	65,000	66,033
BANK5 2023-5YR2 Class A3	6.66	07/15/56	70,000	71,789
Benchmark Mortgage Trust 2024-V5 Class A3	5.81	01/10/57	35,000	35,601
CONE Commercial Mortgage Trust 2026-ACD6 Class A(1)	6.06	07/15/43	100,000	99,354
Wells Fargo Commercial Mortgage Trust 2016-NXS6 Class A4	2.92	11/15/49	9,307	9,291
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	49,404
				429,365
WHOLE LOAN COLLATERAL – 1.9%
Chase Home Lending Mortgage Trust 2026-5 Class A4A(1)	5.00	03/25/57	208,972	205,798
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	18,750	16,724
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	23,006	21,394
Morgan Stanley Residential Mortgage Loan Trust 2026-NQM8 Class A1(1)	5.51	06/25/71	177,000	176,599
OBX Trust 2026-NQM9 Class A1(1)	5.47	04/25/66	170,093	169,928
Radian Mortgage Capital Trust 2025-J1 Class A16(1)	5.50	07/25/55	63,432	63,164
				653,607
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $1,086,156)				1,082,972

CORPORATE BONDS – 4.4%
AUTO MANUFACTURERS – 0.1%
General Motors Financial Co., Inc.	5.05	04/04/28	32,000	32,143

BANKS – 1.2%
Bank of America Corp.(2)	4.38	–	20,000	19,889
Bank of New York Mellon Corp.(2)	3.75	–	25,000	24,845
Northern Trust Corp.(2)	4.60	–	32,000	31,979
PNC Financial Services Group, Inc.(2)	6.00	–	172,000	172,380
Truist Financial Corp.(2)	5.10	–	25,000	24,801
US Bancorp(2)	3.70	–	167,000	165,576
				439,470
BUILDING MATERIALS – 0.1%
Standard Industries, Inc./NY(1)	4.38	07/15/30	26,000	24,568

COMMERCIAL SERVICES – 0.1%
Element Fleet Management Corp.(1)	5.64	03/13/27	31,000	31,174

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
DIVERSIFIED FINANCIAL SERVICES – 1.2%
American Express Co.(2)	3.55	–	$183,000	$182,664
GGAM Finance Ltd.(1)	5.88	03/15/30	23,000	22,914
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	24,000	23,895
Midcap Financial Issuer Trust(1)	6.50	05/01/28	75,000	75,009
SLM Corp.	6.50	01/31/30	23,000	23,279
SLM Corp.	6.50	05/15/32	91,000	90,788
				418,549
HEALTHCARE-SERVICES – 0.1%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	25,000	24,467

INSURANCE – 0.4%
Athene Global Funding(1)	1.73	10/02/26	33,000	32,859
SBL Holdings, Inc.(1)	5.90	09/26/28	125,000	122,194
				155,053
INTERNET – 0.3%
Wayfair LLC(1)	7.13	05/31/34	75,000	77,102
Wayfair LLC(1)	7.25	10/31/29	14,000	14,427
				91,529
INVESTMENT COMPANIES – 0.3%
Golub Capital BDC, Inc.	2.05	02/15/27	34,000	33,477
HPS Corporate Lending Fund	6.75	01/30/29	31,000	31,529
Sixth Street Lending Partners	6.50	03/11/29	31,000	31,533
				96,539
PRIVATE EQUITY – 0.1%
Hercules Capital, Inc.	2.63	09/16/26	33,000	32,896

REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.5%
Boston Properties LP	2.75	10/01/26	33,000	32,915
EPR Properties	4.75	12/15/26	32,000	32,009
Starwood Property Trust, Inc.(1)	5.88	08/15/29	87,000	87,202
VICI Properties LP/VICI Note Co., Inc.(1)	4.13	08/15/30	34,000	32,323
				184,449
RETAIL – 0.0%
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	8,000	7,948

TOTAL CORPORATE BONDS (Cost – $1,534,360)				1,538,785

MUNICIPAL BONDS – 89.6%
ALABAMA – 6.5%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	145,000	145,723
Black Belt Energy Gas District, Series B, Revenue Bonds	5.00	10/01/35	260,000	261,233
Black Belt Energy Gas District, Series B, Revenue Bonds	5.00	10/01/55	150,000	155,465
Black Belt Energy Gas District, Series C, Revenue Bonds	5.50	10/01/54	275,000	293,005
Black Belt Energy Gas District, Series D, Revenue Bonds	5.50	06/01/49	225,000	234,601
Energy Southeast A Cooperative District, Series B, Revenue Bonds	5.25	07/01/54	120,000	127,302
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	200,000	200,917
Southeast Energy Authority A Cooperative District, Series B, Revenue Bonds	5.00	01/01/54	100,000	104,748
Southeast Energy Authority A Cooperative District, Series C, Revenue Bonds	5.00	05/01/55	125,000	131,886

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ALABAMA – 6.5% (Continued)
Southeast Energy Authority A Cooperative District, Series D, Revenue Bonds	5.00	09/01/35	$375,000	$397,562
Southeast Energy Authority A Cooperative District, Series H, Revenue Bonds	5.00	05/01/33	220,000	228,690
				2,281,132
ALASKA – 0.7%
Alaska Industrial Development & Export Authority, Revenue Bonds	5.00	06/01/40	255,000	258,772

ARIZONA – 2.2%
City of Mesa Utility System Revenue, Revenue Bonds	4.50	07/01/49	295,000	292,206
Glendale Industrial Development Authority, Revenue Bonds	5.00	05/15/40	320,000	342,766
Salt River Project Agricultural Improvement & Power District, Series A, Revenue Bonds	5.00	01/01/49	150,000	155,834
				790,806
ARKANSAS – 0.7%
City of Rogers Sales & Use Tax Revenue, Revenue Bonds	4.00	11/01/32	250,000	250,204

CALIFORNIA – 0.7%
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	104,186
California Community Choice Financing Authority, Series F, Revenue Bonds	5.00	02/01/55	125,000	130,703
				234,889
CONNECTICUT – 1.1%
City of Bridgeport, Series A, General Obligation	5.00	11/01/33	375,000	382,137

DISTRICT OF COLUMBIA – 1.0%
District of Columbia, Revenue Bonds	5.00	04/01/30	165,000	166,926
District of Columbia, Series A, General Obligation	5.00	08/01/49	175,000	180,947
				347,873
FLORIDA – 6.1%
County of Pasco, Series A, Revenue Bonds	5.00	10/01/46	425,000	445,504
County of Polk Utility System Revenue, Revenue Bonds	5.00	10/01/54	250,000	256,178
Manatee County School District, Certificate Participation	5.00	07/01/44	135,000	143,178
School Board of Miami-Dade County, Series A, General Obligation	5.00	03/15/36	165,000	177,425
School District of Broward County, Series A, Certificate Participation	5.00	07/01/33	90,000	95,270
School District of Broward County, Series A, Certificate Participation	5.00	07/01/34	310,000	327,433
School District of Broward County, Series B, Certificate Participation	5.00	07/01/36	150,000	159,956
St Lucie County School Board, Series A, Certificate Participation	5.00	07/01/38	345,000	369,305
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	150,000	155,817
				2,130,066
GEORGIA – 3.0%
City of Atlanta Department of Aviation, Series A-1, Revenue Bonds	5.00	07/01/49	175,000	181,126
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	100,442
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/53	90,000	93,098
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/35	55,000	57,068
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/55	140,000	145,572
Main Street Natural Gas, Inc., Series C, Revenue Bonds	5.00	12/01/54	270,000	280,789
Metropolitan Atlanta Rapid Transit Authority, Series A, Revenue Bonds	5.00	07/01/55	185,000	191,259
				1,049,354

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
IDAHO – 1.2%
Idaho Health Facilities Authority, Revenue Bonds	5.00	03/01/60	$390,000	$418,000

ILLINOIS – 11.7%
Chicago O’Hare International Airport, Revenue Bonds	5.00	01/01/41	390,000	406,604
Chicago Transit Authority Sales Tax Receipts Fund, Series A, Revenue Bonds	5.00	12/01/45	460,000	468,405
City of Chicago Waterworks Revenue, Series C, Revenue Bonds	5.00	11/01/35	370,000	404,542
Cook County Community College District No. 508, General Obligation	5.00	12/01/35	225,000	242,699
Cook County School District No. 25 Arlington Heights, General Obligation	4.00	12/15/44	250,000	234,536
Cook County School District No. 86 Harwood Heights, General Obligation	5.00	12/01/44	185,000	191,813
County of Cook Sales Tax Revenue, Revenue Bonds	4.00	11/15/38	290,000	278,454
Illinois Finance Authority, Series A, Revenue Bonds	5.00	07/01/45	200,000	211,508
Illinois Finance Authority, Series A, Revenue Bonds	5.00	08/15/47	175,000	176,788
Illinois Finance Authority, Series A, Revenue Bonds	5.00	08/15/52	375,000	371,958
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	12/01/32	130,000	130,175
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	01/01/42	280,000	284,171
Sales Tax Securitization Corp., Series A, Revenue Bonds	5.00	01/01/34	235,000	254,107
Sales Tax Securitization Corp., Series A, Revenue Bonds	5.00	01/01/40	365,000	386,887
				4,042,647
INDIANA – 3.3%
Evansville Redevelopment Authority, Revenue Bonds	4.00	02/01/32	260,000	260,342
Franklin Township-Marion County Multiple School Building Corp., Revenue Bonds	5.00	07/15/39	370,000	395,592
IPS Multi-School Building Corp., Revenue Bonds	5.00	07/15/40	475,000	507,039
				1,162,973
KENTUCKY – 1.3%
Kentucky Bond Development Corp., Revenue Bonds	5.00	08/15/55	175,000	191,826
Kentucky Public Energy Authority, Series B, Revenue Bonds	5.00	01/01/55	240,000	250,061
				441,887
LOUISIANA – 1.3%
East Baton Rouge Sewerage Commission, Series A, Revenue Bonds	4.00	02/01/37	430,000	430,662
Ernest N Morial New Orleans Exhibition Hall Authority, Special Tax	5.00	07/15/35	40,000	44,240
				474,902
MASSACHUSETTS – 1.2%
Commonwealth of Massachusetts, General Obligation	5.00	05/01/53	410,000	418,473

MICHIGAN – 1.8%
Great Lakes Water Authority Water Supply System Revenue, Series D, Revenue Bonds	3.45	07/01/56	495,000	496,099
Michigan State University, Series A, Revenue Bonds	5.00	08/15/37	120,000	129,961
				626,060
MINNESOTA – 1.0%
Mankato Independent School District No. 77, Series A, General Obligation	4.00	02/01/41	340,000	340,428

MISSOURI – 0.6%
Health & Educational Facilities Authority of the State of Missouri, Series C, Revenue Bonds	5.00	04/01/59	40,000	43,767
Springfield School District No. R-12, General Obligation	5.00	03/01/40	175,000	185,243
				229,010

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MONTANA – 1.2%
City of Missoula Water System Revenue, Series A, Revenue Bonds	5.00	07/01/32	$395,000	$406,673

NEBRASKA – 0.3%
Central Plains Energy Project, Series A-1, Revenue Bonds	5.00	08/01/55	115,000	121,065

NEW JERSEY – 0.9%
New Jersey Turnpike Authority, Series B, Revenue Bonds	5.25	01/01/52	290,000	303,104

NEW YORK – 10.8%
City of New York, Series A, General Obligation	4.00	08/01/35	215,000	216,363
City of New York, Series C, General Obligation	5.00	08/01/43	185,000	189,881
Metropolitan Transportation Authority, Revenue Bonds	5.00	11/15/36	200,000	220,291
New York City Municipal Water Finance Authority, Series AA, Revenue Bonds	5.00	06/15/51	650,000	669,673
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, Revenue Bonds	5.00	05/01/47	180,000	185,791
New York City Transitional Finance Authority Future Tax Secured Revenue, Series D, Revenue Bonds	5.00	05/01/50	305,000	311,424
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/38	410,000	426,143
New York State Dormitory Authority, Series A, Revenue Bonds	5.00	03/15/46	180,000	187,175
New York State Environmental Facilities Corp., Revenue Bonds	5.00	09/15/54	445,000	460,227
New York State Housing Finance Agency, Series D, Revenue Bonds	3.35	05/01/66	600,000	582,126
New York State Thruway Authority, Revenue Bonds	5.00	03/15/59	390,000	395,272
				3,844,366
NORTH CAROLINA – 0.9%
North Carolina Housing Finance Agency, Series A, Revenue Bonds	3.15	01/01/31	325,000	324,479

OHIO – 0.9%
County of Allen Hospital Facilities Revenue, Revenue Bonds	5.00	11/01/33	270,000	296,513

OKLAHOMA – 0.5%
Grand River Dam Authority, Revenue Bonds	5.00	06/01/40	175,000	186,603

PENNSYLVANIA – 3.3%
City of Philadelphia Water & Wastewater Revenue, Series C, Revenue Bonds	5.25	09/01/49	550,000	577,595
City of Scranton, General Obligation	5.00	11/15/31	295,000	313,739
Pennsylvania Turnpike Commission, Series A, Revenue Bonds	5.00	12/01/37	240,000	250,824
				1,142,158
RHODE ISLAND – 0.6%
Rhode Island Health & Educational Building Corp., Revenue Bonds	5.00	05/15/44	200,000	208,768

SOUTH CAROLINA – 0.9%
South Carolina Jobs-Economic Development Authority, Revenue Bonds	5.00	05/01/33	320,000	328,488

TENNESSEE – 0.2%
Rutherford County Health & Educational Facilities Board, Revenue Bonds	5.00	11/15/48	70,000	74,719

TEXAS – 22.0%
Central Texas Turnpike System, Series C, Revenue Bonds	5.00	08/15/40	355,000	375,075
City of Austin Electric Utility Revenue, Revenue Bonds	5.00	11/15/54	450,000	460,920
City of Austin Water & Wastewater System Revenue, Series C, Revenue Bonds	5.00	11/15/37	160,000	168,229

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
TEXAS – 22.0% (Continued)
City of San Antonio Electric & Gas Systems Revenue, Series B, Revenue Bonds	5.00	02/01/40	$325,000	$346,635
Community Independent School District, General Obligation	4.00	02/15/37	400,000	400,261
County of Harris, General Obligation	5.00	09/15/54	175,000	178,257
County of Kaufman, General Obligation	5.00	02/15/41	50,000	52,949
Dallas Fort Worth International Airport, Revenue Bonds	5.00	11/01/39	200,000	215,269
Denton Independent School District, General Obligation	5.00	08/15/48	200,000	206,560
Denton Independent School District, General Obligation	5.00	08/15/53	615,000	628,187
East Central Independent School District, General Obligation	5.00	08/15/37	310,000	328,953
Fort Bend Independent School District, Series B, General Obligation	3.13	08/01/56	495,000	492,907
Fort Bend Independent School District, Series B, General Obligation	5.00	02/15/29	110,000	113,560
Garland Independent School District, Series A, General Obligation	5.00	02/15/48	410,000	422,477
Judson Independent School District, General Obligation	5.00	02/01/49	345,000	357,326
Lower Colorado River Authority, Revenue Bonds	5.00	05/15/34	250,000	267,413
North Harris County Regional Water Authority, Revenue Bonds	5.00	12/15/31	75,000	75,490
North Texas Tollway Authority, Series A, Revenue Bonds	5.00	01/01/45	200,000	209,201
Prosper Independent School District, General Obligation	5.25	02/15/55	190,000	198,955
Royse City Independent School District, General Obligation	5.00	02/15/54	605,000	618,519
Splendora Independent School District, General Obligation	5.00	02/15/54	570,000	579,681
Tarrant County Cultural Education Facilities Finance Corp., Series B, Revenue Bonds	5.00	07/01/34	155,000	160,321
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds	5.00	01/01/36	200,000	206,238
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bonds	5.00	08/01/31	310,000	315,703
Waller Consolidated Independent School District, Series A, General Obligation	5.00	02/15/38	245,000	262,907
				7,641,993
WASHINGTON – 0.9%
King & Snohomish Counties School District No. 417 Northshore, General Obligation	5.00	12/01/39	50,000	52,700
Spokane County School District No. 356 Central Valley, General Obligation	4.00	12/01/31	95,000	95,946
State of Washington, General Obligation	5.00	06/01/48	150,000	156,540
				305,186
WISCONSIN – 0.8%
Public Finance Authority, Revenue Bonds	4.50	07/01/67	275,000	276,099

TOTAL MUNICIPAL BONDS (Cost – $31,703,097)				31,339,827

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
MUNICIPAL BONDS – 0.2%
WASHINGTON – 0.2%
Washington Health Care Facilities Authority, Series A, Revenue Bonds	5.00	09/01/26	$90,000	$90,133
TOTAL MUNICIPAL BONDS (Cost – $90,141)				90,133

TIME DEPOSITS – 0.7%
Citibank, New York	2.98	08/03/26	239,282	239,282
TOTAL TIME DEPOSITS (Cost – $239,282)				239,282

TOTAL SHORT-TERM INVESTMENTS (Cost – $329,423)				329,415

TOTAL INVESTMENTS – 98.8% (Cost – $34,944,333)				$34,580,104
OTHER ASSETS LESS LIABILITIES – 1.2%				411,408
NET ASSETS – 100.0%				$34,991,512

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2026, amounts to $1,618,148 and represents 4.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx IR+M Tax-Aware Intermediate Duration ETF

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$289,105	$–	$289,105
Collateralized Mortgage Obligations	–	1,082,972	–	1,082,972
Corporate Bonds	–	1,538,785	–	1,538,785
Municipal Bonds	–	31,429,960	–	31,429,960
Time Deposits	–	239,282	–	239,282
Total Investments	$–	$34,580,104	$–	$34,580,104

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ASSET-BACKED SECURITIES – 2.9%
OTHER ABS – 2.9%
Compass Datacenters Issuer III LLC 2026-1A Class A21(1)	4.90	02/25/56	$134,000	$130,742
Jersey Mike’s Funding LLC 2024-1A Class A2(1)	5.64	02/15/55	197,500	197,766
Planet Fitness Master Issuer LLC 2024-1A Class A2I(1)	5.77	06/05/54	49,125	49,364
Planet Fitness Master Issuer LLC 2024-1A Class A2II(1)	6.24	06/05/54	182,745	184,314
SERVPRO Master Issuer LLC 2024-1A Class A2(1)	6.17	01/25/54	146,250	148,133
Subway Funding LLC 2024-1A Class A23(1)	6.51	07/30/54	196,500	196,775
Wendy’s Funding LLC 2018-1A Class A2II(1)	3.88	03/15/48	64,026	62,683
Wendy’s Funding LLC 2022-1A Class A2I(1)	4.24	03/15/52	176,640	171,386
TOTAL ASSET-BACKED SECURITIES (Cost – $1,165,146)				1,141,163

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.0%
COMMERCIAL – 0.4%
CONE Commercial Mortgage Trust 2026-ACD6 Class A(1)	6.06	07/15/43	100,000	99,354
Wells Fargo Commercial Mortgage Trust 2017-C38 Class A5	3.45	07/15/50	50,000	49,404
				148,758
WHOLE LOAN COLLATERAL – 0.6%
Citigroup Mortgage Loan Trust 2025-1 Class A8(1)	5.50	01/25/55	206,103	205,380
JP Morgan Mortgage Trust 2021-4 Class A4(1)	2.50	08/25/51	19,257	17,176
JP Morgan Mortgage Trust 2021-7 Class A6(1)	2.50	11/25/51	23,006	21,393
				243,949
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost – $392,855)				392,707

CORPORATE BONDS – 2.6%
BANKS – 0.6%
Bank of America Corp.(2)	4.38	–	15,000	14,916
Bank of New York Mellon Corp.(2)	3.75	–	54,000	53,665
Northern Trust Corp.(2)	4.60	–	24,000	23,984
PNC Financial Services Group, Inc.(2)	6.00	–	54,000	54,119
Truist Financial Corp.(2)	5.10	–	18,000	17,857
US Bancorp(2)	3.70	–	56,000	55,523
				220,064
BUILDING MATERIALS – 0.0%
Standard Industries, Inc./NY(1)	4.38	07/15/30	19,000	17,954

DIVERSIFIED FINANCIAL SERVICES – 1.1%
American Express Co.(2)	3.55	–	55,000	54,899
GGAM Finance Ltd.(1)	5.88	03/15/30	17,000	16,936
Jane Street Group/JSG Finance, Inc.(1)	6.13	11/01/32	18,000	17,921
Midcap Financial Issuer Trust(1)	6.50	05/01/28	200,000	200,024
SLM Corp.	6.50	05/15/32	109,000	108,746
SLM Corp.	6.50	01/31/30	17,000	17,207
				415,733
HEALTHCARE-SERVICES – 0.0%
Pediatrix Medical Group, Inc.(1)	5.38	02/15/30	18,000	17,616

INSURANCE – 0.3%
SBL Holdings, Inc.(1)	5.90	09/26/28	100,000	97,755

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
INTERNET – 0.0%
Wayfair LLC(1)	7.25	10/31/29	$8,000	$8,244

INVESTMENT COMPANIES – 0.1%
HPS Corporate Lending Fund	6.75	01/30/29	20,000	20,341
Sixth Street Lending Partners	6.50	03/11/29	20,000	20,344
				40,685
PRIVATE EQUITY – 0.2%
Hercules Capital, Inc.	5.35	02/10/29	80,000	78,961

REAL ESTATE INVESTMENT TRUST (REITS) – 0.3%
Starwood Property Trust, Inc.(1)	5.88	08/15/29	99,000	99,229

RETAIL – 0.0%
Macy’s Retail Holdings LLC(1)	5.88	03/15/30	7,000	6,954

TOTAL CORPORATE BONDS (Cost – $1,001,889)				1,003,195

MUNICIPAL BONDS – 91.5%
ALABAMA – 4.3%
Black Belt Energy Gas District, Revenue Bonds	4.00	06/01/51	100,000	100,499
Black Belt Energy Gas District, Series B, Revenue Bonds	5.25	12/01/53	50,000	53,186
Black Belt Energy Gas District, Series D, Revenue Bonds	5.50	06/01/49	115,000	119,907
Energy Southeast A Cooperative District, Series A-1, Revenue Bonds	5.50	11/01/53	110,000	116,224
Southeast Energy Authority A Cooperative District, Series A, Revenue Bonds	5.00	01/01/56	100,000	100,459
Southeast Energy Authority A Cooperative District, Series C, Revenue Bonds	5.00	05/01/55	200,000	211,017
Southeast Energy Authority A Cooperative District, Series D, Revenue Bonds	5.00	09/01/35	240,000	254,440
Southeast Energy Authority A Cooperative District, Series F, Revenue Bonds	5.25	11/01/32	700,000	736,659
				1,692,391
CALIFORNIA – 1.8%
California Community Choice Financing Authority, Revenue Bonds	5.00	12/01/35	340,000	362,932
California Community Choice Financing Authority, Revenue Bonds	5.00	02/01/54	100,000	104,186
California Community Choice Financing Authority, Series F, Revenue Bonds	5.00	02/01/55	215,000	224,810
				691,928
COLORADO – 1.5%
Colorado Housing & Finance Authority, Revenue Bonds	3.00	05/01/48	580,000	570,740

FLORIDA – 3.3%
School District of Broward County, Series A, Certificate Participation	5.00	07/01/33	650,000	688,064
School District of Broward County, Series A, Certificate Participation	5.00	07/01/34	445,000	470,024
Tampa Bay Water, Series A, Revenue Bonds	5.25	10/01/54	100,000	103,878
				1,261,966
GEORGIA – 2.0%
Main Street Energy, Inc., Series D, Revenue Bonds	5.00	12/01/33	300,000	311,679
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	07/01/52	200,000	201,788
Main Street Natural Gas, Inc., Series A, Revenue Bonds	4.00	09/01/52	100,000	100,442
Main Street Natural Gas, Inc., Series A, Revenue Bonds	5.00	06/01/55	30,000	31,851
Main Street Natural Gas, Inc., Series B, Revenue Bonds	5.00	12/01/55	100,000	103,980
				749,740

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
ILLINOIS – 3.8%
County of Cook Sales Tax Revenue, Revenue Bonds	5.00	11/15/32	$135,000	$137,928
County of Cook, Series A, General Obligation	5.00	11/15/30	200,000	201,080
Illinois Finance Authority, Series A, Revenue Bonds	5.00	07/01/45	200,000	211,508
Illinois Finance Authority, Series A, Revenue Bonds	5.00	08/15/52	275,000	272,769
Illinois State Toll Highway Authority, Series A, Revenue Bonds	5.00	01/01/45	175,000	180,572
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, General Obligation	5.00	11/01/40	145,000	151,725
Woodford Tazewell & McLean Counties Community Unit School District 140 Eureka, Series A, General Obligation	5.00	11/01/45	295,000	304,285
				1,459,867
INDIANA – 2.0%
IPS Multi-School Building Corp., Revenue Bonds	5.00	07/15/40	430,000	459,004
Noblesville Community Development Corp., Series B, Revenue Bonds	5.00	08/01/36	275,000	297,308
				756,312
MASSACHUSETTS – 60.4%
Berkshire Wind Power Cooperative Corp., Revenue Bonds	5.00	07/01/30	200,000	203,300
Bristol-Plymouth Regional Vocational Technical School District, General Obligation	4.00	04/01/38	200,000	203,207
City of Boston, Series A, General Obligation	5.00	11/01/27	75,000	77,239
City of Boston, Series A, General Obligation	5.00	02/01/43	500,000	534,509
City of Framingham, General Obligation	4.00	12/15/39	75,000	74,270
City of New Bedford, General Obligation	4.00	04/01/42	695,000	680,065
City of Somerville, General Obligation	5.00	06/01/28	205,000	214,485
City of Worcester, General Obligation	5.00	02/15/37	175,000	191,558
Commonwealth of Massachusetts Transportation Fund Revenue, Revenue Bonds	4.00	06/01/33	335,000	345,478
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Revenue Bonds	5.00	06/01/32	115,000	117,994
Commonwealth of Massachusetts Transportation Fund Revenue, Series A, Revenue Bonds	5.00	06/01/53	155,000	159,146
Commonwealth of Massachusetts, General Obligation	5.00	02/01/56	300,000	309,046
Commonwealth of Massachusetts, Series B, General Obligation	5.00	07/01/27	160,000	163,510
Commonwealth of Massachusetts, Series B, General Obligation	5.00	05/01/41	170,000	182,579
Commonwealth of Massachusetts, Series D, General Obligation	5.00	10/01/52	200,000	204,507
Commonwealth of Massachusetts, Series D, General Obligation	5.00	10/01/53	400,000	408,703
Commonwealth of Massachusetts, Series E, General Obligation	5.00	08/01/54	120,000	123,019
Dennis-Yarmouth Regional School District, General Obligation	5.00	11/01/52	200,000	204,464
Greater Fall River Vocational School District, General Obligation	5.00	06/01/55	775,000	781,864
Massachusetts Bay Transportation Authority Assessment Revenue, Series A, Revenue Bonds	5.00	07/01/52	625,000	638,574
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, Revenue Bonds	5.00	07/01/42	475,000	512,954
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series B, Revenue Bonds	5.00	07/01/55	475,000	487,640
Massachusetts Clean Water Trust, Revenue Bonds	5.00	02/01/42	355,000	375,258
Massachusetts Clean Water Trust, Series 25B, Revenue Bonds	5.00	02/01/39	200,000	216,152
Massachusetts Clean Water Trust, Series 26B, Revenue Bonds	5.00	02/01/44	115,000	123,608
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/30	200,000	214,918

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MASSACHUSETTS – 60.4% (Continued)
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/31	$440,000	$480,915
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/32	100,000	102,451
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/32	170,000	184,735
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/33	115,000	117,753
Massachusetts Development Finance Agency, Revenue Bonds	5.00	09/01/33	400,000	441,236
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/34	125,000	127,866
Massachusetts Development Finance Agency, Revenue Bonds	5.00	09/01/36	220,000	230,087
Massachusetts Development Finance Agency, Revenue Bonds	5.00	10/01/39	295,000	312,244
Massachusetts Development Finance Agency, Revenue Bonds	5.00	10/01/40	485,000	511,373
Massachusetts Development Finance Agency, Revenue Bonds	5.00	07/01/55	265,000	267,252
Massachusetts Development Finance Agency, Revenue Bonds	5.25	06/01/55	385,000	393,662
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	07/01/31	810,000	877,993
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	05/15/55	200,000	223,648
Massachusetts Development Finance Agency, Series A, Revenue Bonds	5.00	11/01/55	110,000	123,867
Massachusetts Development Finance Agency, Series B, Revenue Bonds	4.00	10/01/48	150,000	137,288
Massachusetts Development Finance Agency, Series B, Revenue Bonds	5.00	02/15/33	420,000	467,028
Massachusetts Development Finance Agency, Series B, Revenue Bonds	5.00	10/01/48	685,000	712,904
Massachusetts Development Finance Agency, Series D, Revenue Bonds	5.00	07/01/47	320,000	331,374
Massachusetts Development Finance Agency, Series F, Revenue Bonds	5.00	07/01/40	210,000	233,109
Massachusetts Development Finance Agency, Series F, Revenue Bonds	5.00	07/01/44	325,000	345,188
Massachusetts Development Finance Agency, Series J1, Revenue Bonds	5.00	07/01/48	250,000	250,506
Massachusetts Development Finance Agency, Series N, Revenue Bonds	3.30	07/01/41	155,000	155,783
Massachusetts Development Finance Agency, Series T, Revenue Bonds	5.00	10/01/55	535,000	594,693
Massachusetts Port Authority, Series A, Revenue Bonds	5.25	07/01/56	800,000	842,655
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/30	120,000	129,071
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/36	100,000	112,377
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/37	180,000	200,836
Massachusetts School Building Authority, Revenue Bonds	5.00	02/15/50	400,000	414,111
Massachusetts School Building Authority, Series A, Revenue Bonds	5.00	08/15/34	250,000	267,563
Massachusetts State College Building Authority, Revenue Bonds	5.00	05/01/36	145,000	162,001
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series A, Revenue Bonds	5.00	01/01/34	235,000	245,071
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series A, Revenue Bonds, Revenue Bonds	5.00	01/01/33	730,000	762,567
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue, Series C, Revenue Bonds	5.00	01/01/35	110,000	114,646
Massachusetts Water Resources Authority, Series B, Revenue Bonds	5.25	08/01/26	145,000	145,000
Massachusetts Water Resources Authority, Series B, Revenue Bonds	5.25	08/01/48	185,000	195,985
Massachusetts Water Resources Authority, Series D, Revenue Bonds	5.00	08/01/29	435,000	463,475
Nauset Regional School District, General Obligation	5.00	05/15/28	150,000	156,270
Town of Lynnfield, General Obligation	4.00	02/01/45	150,000	143,964
Town of Nantucket, General Obligation	5.00	03/15/34	165,000	187,595
Town of North Attleborough, General Obligation	4.00	03/15/43	800,000	774,044
Town of Pembroke, General Obligation	4.00	08/01/42	350,000	341,185
Town of Somerset, General Obligation	5.00	04/01/35	230,000	251,426
Town of Wakefield, General Obligation	5.00	08/15/50	480,000	502,699
Town of Webster, General Obligation	4.00	02/01/41	175,000	173,034
Town of Winchester, General Obligation	4.00	03/15/50	195,000	182,860

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
MASSACHUSETTS – 60.4% (Continued)
University of Massachusetts Building Authority, Revenue Bonds	5.00	11/01/33	$280,000	$313,588
University of Massachusetts Building Authority, Revenue Bonds	5.00	11/01/39	320,000	353,258
University of Massachusetts Building Authority, Series 1, Revenue Bonds	5.00	11/01/34	200,000	211,123
University of Massachusetts Building Authority, Series 1, Revenue Bonds	5.00	11/01/52	550,000	559,931
Woods Hole Marthas Vineyard & Nantucket Steamship Authority, Series A, Revenue Bonds	5.00	03/01/27	185,000	187,663
				23,765,000
MISSOURI – 0.9%
Missouri Housing Development Commission, Revenue Bonds	2.65	05/01/28	375,000	371,365

NEW JERSEY – 0.5%
New Jersey Turnpike Authority, Series C, Revenue Bonds	5.00	01/01/45	200,000	210,732

NEW YORK – 2.5%
City of New York, Series C, General Obligation	5.00	09/01/48	350,000	359,836
Metropolitan Transportation Authority, Revenue Bonds	5.00	11/15/36	250,000	275,363
New York City Transitional Finance Authority Building Aid Revenue, Series S, Revenue Bonds	5.00	07/15/34	335,000	347,175
				982,374
OKLAHOMA – 0.6%
Lawton Industrial Development Authority, Series A, Revenue Bonds	5.00	07/01/40	210,000	221,353

TENNESSEE – 1.8%
Rutherford County Health & Educational Facilities Board, Revenue Bonds	5.00	11/15/48	60,000	64,045
Tennergy Corp., Series A, Revenue Bonds	4.00	12/01/51	110,000	110,817
Tennessee Energy Acquisition Corp., Revenue Bonds	5.00	05/01/52	175,000	182,390
Tennessee Energy Acquisition Corp., Series C, Revenue Bonds	5.00	02/01/27	300,000	302,017
				659,269
TEXAS – 3.9%
Austin Independent School District, General Obligation	5.00	08/01/40	65,000	68,843
Central Texas Turnpike System, Series C, Revenue Bonds	5.00	08/15/40	525,000	554,689
Fort Bend Independent School District, Series B, General Obligation	3.13	08/01/56	315,000	313,668
Prosper Independent School District, General Obligation	5.00	02/15/50	225,000	231,607
Texas Municipal Gas Acquisition & Supply Corp. VI, Revenue Bonds	5.00	01/01/36	120,000	123,743
Texas Tech University System, Series A, Revenue Bonds	5.00	02/15/46	220,000	230,373
				1,522,923
WISCONSIN – 2.2%
Public Finance Authority, Revenue Bonds	4.00	08/01/36	770,000	752,712
Public Finance Authority, Revenue Bonds	4.50	07/01/67	110,000	110,440
				863,152
TOTAL MUNICIPAL BONDS (Cost – $36,317,677)				35,779,112

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
SHORT-TERM INVESTMENTS – 0.9%
MUNICIPAL BONDS – 0.3%
WASHINGTON – 0.3%
Washington Health Care Facilities Authority, Series A	5.00	09/01/26	$95,000	$95,140
TOTAL MUNICIPAL BONDS (Cost – $95,148)				95,140

TIME DEPOSITS – 0.6%
JP Morgan Chase, New York	2.98	08/03/26	237,650	237,650
TOTAL TIME DEPOSITS (Cost – $237,650)				237,650

TOTAL SHORT-TERM INVESTMENTS (Cost – $332,798)				332,790

TOTAL INVESTMENTS – 98.9% (Cost – $39,210,365)				$38,648,967
OTHER ASSETS LESS LIABILITIES – 1.1%				437,615
NET ASSETS – 100.0%				$39,086,582

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2026, amounts to $1,967,099 and represents 5.0% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.
(2)	Security is perpetual in nature and has no stated maturity date.

BONDBLOXX ETF TRUST

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx IR+M Tax-Aware ETF for Massachusetts Residents

Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$1,141,163	$–	$1,141,163
Collateralized Mortgage Obligations	–	392,707	–	392,707
Corporate Bonds	–	1,003,195	–	1,003,195
Municipal Bonds	–	35,874,252	–	35,874,252
Time Deposits	–	237,650	–	237,650
Total Investments	$–	$38,648,967	$–	$38,648,967

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
COLLATERALIZED LOAN OBLIGATIONS – 93.6%
OTHER ABS – 93.6%
ABPCI Direct Lending Fund CLO 21 LLC 2025-21A Class E (CME Term SOFR 3 Month + 7.00%)(1)	10.73	07/20/37	$2,000,000	$1,941,318
ABPCI Direct Lending Fund CLO II LLC 2017-1A Class DRR (CME Term SOFR 3 Month + 4.15%)(1)	7.88	07/20/37	1,300,000	1,300,081
ABPCI Direct Lending Fund CLO II LLC 2017-1A Class ERR (CME Term SOFR 3 Month + 7.50%)(1)	11.23	07/20/37	2,000,000	2,001,002
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class BR (CME Term SOFR 3 Month + 2.15%)(1)	5.98	07/29/37	2,000,000	1,994,890
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class CR (CME Term SOFR 3 Month + 3.15%)(1)	6.98	07/29/37	2,000,000	2,010,500
ABPCI Direct Lending Fund CLO XII Ltd. 2023-12A Class DR (CME Term SOFR 3 Month + 4.60%)(1)	8.43	07/29/37	2,500,000	2,514,180
ABPCI Direct Lending Fund CLO XVI LP 2023-16A Class ER (CME Term SOFR 3 Month + 6.50%)(1)	10.22	05/01/39	2,000,000	1,935,996
ABPCI Direct Lending Fund CLO XVII LLC 2024-17A Class D1R (CME Term SOFR 3 Month + 3.75%)(1)	7.52	08/01/38	1,000,000	1,000,000
AGL CLO 11 Ltd. 2021-11A Class ER (CME Term SOFR 3 Month + 6.30%)(1)	10.05	10/15/38	1,000,000	919,752
Aimco CLO 20 Ltd. 2023-20A Class ER (CME Term SOFR 3 Month + 4.60%)(1)	8.39	10/16/38	1,000,000	1,003,053
AMMC CLO 31 Ltd. 2025-31A Class E (CME Term SOFR 3 Month + 5.45%)(1)	9.18	02/20/38	2,500,000	2,485,570
Antares CLO 2017-2 Ltd. 2017-2A Class DRR (CME Term SOFR 3 Month + 3.90%)(1)	7.63	04/20/37	2,000,000	1,991,470
Antares CLO 2018-3 Ltd. 2018-3A Class A1R (CME Term SOFR 3 Month + 1.59%)(1)	5.32	07/20/36	600,000	600,154
Antares CLO 2019-2 Ltd. 2019-2A Class A1R2 (CME Term SOFR 3 Month + 1.46%)(1)	5.26	07/23/38	1,000,000	1,000,000
Antares CLO 2023-1 Ltd. 2023-1A Class BR (CME Term SOFR 3 Month + 1.85%)(1)	5.66	07/25/37	10,000,000	9,958,670
Antares CLO 2026-1 Ltd. 2026-1A Class D1 (CME Term SOFR 3 Month + 3.00%)(1)	6.73	04/20/39	3,000,000	2,902,500
Ares LXIX CLO Ltd. 2024-69A Class E (CME Term SOFR 3 Month + 6.50%)(1)	10.25	04/15/36	600,000	554,202
Audax Senior Debt CLO 12 LLC 2025-12A Class A (CME Term SOFR 3 Month + 1.42%)(1)	5.15	04/22/37	2,000,000	1,993,550
Audax Senior Debt CLO 9 LLC 2024-9AR Class A1R (CME Term SOFR 3 Month + 1.52%)(1)	ZCP	10/20/38	3,000,000	3,000,000
Audax Senior Debt CLO I LLC 2019-1A Class D (CME Term SOFR 3 Month + 3.90%)(1)	7.63	01/22/38	2,500,000	2,499,887
Bain Capital Credit CLO 2020-2 Ltd. 2020-2A Class ER (CME Term SOFR 3 Month + 6.87%)(1)	10.60	07/19/34	845,000	779,545
Barings CLO Ltd. 2024-IV 2024-4A Class E (CME Term SOFR 3 Month + 5.95%)(1)	9.68	10/20/37	1,750,000	1,759,548
Barings Middle Market CLO 2023-I Ltd. 2023-IA Class C (CME Term SOFR 3 Month + 6.40%)(1)	10.13	01/20/36	2,250,000	2,261,686
BCC Middle Market CLO 2018-1 LLC 2018-1A Class BRR (CME Term SOFR 3 Month + 3.00%)(1)	6.73	04/20/38	3,000,000	3,000,000
BCC Middle Market CLO 2023-2 LLC 2023-2A Class A1R (CME Term SOFR 3 Month + 1.35%)(1)	5.08	10/21/35	5,000,000	4,988,140

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 93.6% (Continued)
BCC Middle Market CLO 2024-1 LLC 2024-1A Class A1 (CME Term SOFR 3 Month + 1.75%)(1)	5.50	07/17/36	$2,350,000	$2,352,042
BCC Middle Market CLO 2024-1 LLC 2024-1A Class D (CME Term SOFR 3 Month + 4.50%)(1)	8.25	07/17/36	3,000,000	2,918,571
Bcred CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 2.35%)(1)	6.08	04/20/36	900,000	901,306
Blackrock MT Lassen CLO XV LLC 2025-1A Class A1 (CME Term SOFR 3 Month + 1.65%)(1)	5.40	07/15/37	3,000,000	2,995,461
Blackrock MT Lassen CLO XV LLC 2025-1A Class D (CME Term SOFR 3 Month + 3.95%)(1)	7.70	07/15/37	3,000,000	2,961,087
Blackrock Shasta CLO XIV LLC 2024-2A Class C (CME Term SOFR 3 Month + 2.50%)(1)	6.25	07/15/36	1,000,000	999,957
BXSL CLO 2024-1 LLC 2024-1A Class B (CME Term SOFR 3 Month + 1.78%)(1)	5.45	10/20/36	4,250,000	4,227,160
Carlyle US CLO 2017-3 Ltd. 2017-3A Class ER2 (CME Term SOFR 3 Month + 7.50%)(1)	11.23	10/21/37	1,000,000	1,003,520
Carlyle US CLO 2024-8 Ltd. 2024-8A Class E (CME Term SOFR 3 Month + 5.50%)(1)	9.31	01/25/37	650,000	653,661
Cerberus Loan Funding 53 LLC 2025-4A Class A (CME Term SOFR 3 Month + 1.48%)(1)	5.23	01/15/38	5,000,000	4,983,195
Cerberus Loan Funding XL LLC 2023-1A Class DR (CME Term SOFR 3 Month + 4.25%)(1)	8.00	03/22/35	2,000,000	2,000,000
Churchill Middle Market CLO V LLC 2025-1A Class C (CME Term SOFR 3 Month + 2.00%)(1)	5.81	04/25/37	1,750,000	1,727,446
CIFC Funding 2017-III Ltd. 2017-3A Class ER (CME Term SOFR 3 Month + 6.70%)(1)	10.38	04/20/37	350,000	341,574
Danby Park CLO Ltd. 2022-1A Class ER (CME Term SOFR 3 Month + 5.95%)(1)	9.68	10/21/37	500,000	437,650
Deerpath Capital CLO 2024-1 Ltd. 2024-1A Class BR (CME Term SOFR 3 Month + 2.05%)(1)	5.68	07/15/38	1,000,000	1,000,000
Deerpath Capital CLO 2024-1 Ltd. 2024-1A Class CR (CME Term SOFR 3 Month + 2.60%)(1)	6.23	07/15/38	1,000,000	1,000,000
Golub Capital Partners CLO 17 Ltd. 2013-17A Class A1RR (CME Term SOFR 3 Month + 1.47%)(1)	5.12	02/09/39	1,500,000	1,492,829
Golub Capital Partners CLO 31M Ltd. 2016-31A Class A1RR (CME Term SOFR 3 Month + 1.60%)(1)	5.26	11/05/37	2,000,000	1,996,862
Golub Capital Partners CLO 38M Ltd. 2018-38A Class BR (CME Term SOFR 3 Month + 1.95%)(1)	5.79	07/28/36	1,000,000	991,418
Golub Capital Partners CLO 45M Ltd. 2019-45A Class A1R (CME Term SOFR 3 Month + 1.62%)(1)	5.35	07/20/37	4,000,000	3,987,704
Golub Capital Partners CLO 47M Ltd. 2020-47A Class DR (CME Term SOFR 3 Month + 4.05%)(1)	7.71	08/05/37	5,000,000	4,947,435
Golub Capital Partners CLO 65M 2023-65A Class DR (CME Term SOFR 3 Month + 3.90%)(1)	7.63	04/20/37	4,250,000	4,227,985
Golub Capital Partners CLO 67M 2023-67A Class A1 (CME Term SOFR 3 Month + 2.50%)(1)	6.15	05/09/36	2,000,000	2,000,368
HLEND CLO 2023-1 LLC 2023-1A Class A1R (CME Term SOFR 3 Month + 1.44%)(1)	5.17	10/22/38	3,000,000	2,992,842
Ivy Hill Middle Market Credit Fund IX Ltd. 9A Class D1R3 (CME Term SOFR 3 Month + 3.30%)(1)	7.05	07/23/37	2,000,000	1,925,526
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A Class A1R (CME Term SOFR 3 Month + 1.58%)(1)	5.31	01/22/37	2,000,000	1,993,150

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
OTHER ABS – 93.6% (Continued)
Ivy Hill Middle Market Credit Fund XVIII Ltd. 18A Class A2R (CME Term SOFR 3 Month + 1.75%)(1)	5.48	01/22/37	$3,000,000	$2,983,302
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class A1R (CME Term SOFR 3 Month + 1.65%)(1)	5.38	07/19/37	4,500,000	4,501,521
Ivy Hill Middle Market Credit Fund XX Ltd. 20A Class BR (CME Term SOFR 3 Month + 2.10%)(1)	5.83	07/19/37	1,000,000	995,059
Ivy Hill Middle Market Credit Fund XXII Ltd. 2024-22A Class DR (CME Term SOFR 3 Month + 3.75%)(1)	7.48	07/20/38	3,500,000	3,500,000
Ivy Hill Middle Market Credit Fund XXII Ltd. 2024-22A Class ER (CME Term SOFR 3 Month + 6.60%)(1)	10.33	07/20/38	3,000,000	3,000,000
JCP Direct Lending CLO 2023-1 LLC 2023-1A Class DR (CME Term SOFR 3 Month + 3.50%)(1)	7.23	07/20/37	4,000,000	3,873,544
Jefferies Credit Partners Direct Lending CLO 2025-1 Ltd. 2025-1A Class A1 (CME Term SOFR 3 Month + 1.50%)(1)	5.25	10/15/37	4,500,000	4,515,656
Lake Shore MM CLO IV Ltd. 2021-1A Class AR (CME Term SOFR 3 Month + 1.70%)(1)	5.45	01/15/37	5,100,000	5,104,855
Lake Shore MM CLO IV Ltd. 2021-1A Class DR (CME Term SOFR 3 Month + 4.25%)(1)	8.00	01/15/37	488,000	479,560
Lake Shore MM CLO V LLC 2022-1A Class BR (CME Term SOFR 3 Month + 4.15%)(1)	7.90	01/15/37	1,400,000	1,372,944
Maranon Loan Funding 2024-1 Ltd. 2024-1A Class B (CME Term SOFR 3 Month + 1.95%)(1)	5.70	07/15/36	500,000	497,578
MCF CLO V LLC 2017-1A Class CR2 (CME Term SOFR 3 Month + 2.55%)(1)	6.28	10/20/37	3,000,000	3,001,527
MCF CLO V LLC 2017-1A Class DR2 (CME Term SOFR 3 Month + 4.15%)(1)	7.88	10/20/37	1,200,000	1,182,575
MCF CLO VII LLC 2017-3A Class D1R2 (CME Term SOFR 3 Month + 3.45%)(1)	7.18	07/20/37	2,000,000	1,943,702
MCF CLO VIII Ltd. 2018-1A Class CRR (CME Term SOFR 3 Month + 2.25%)(1)	6.00	07/18/38	2,000,000	2,000,000
Monroe Capital MML CLO XIV LLC 2022-2A Class CR (CME Term SOFR 3 Month + 2.25%)(1)	6.03	10/24/34	6,000,000	5,999,850
Monroe Capital MML CLO XV LLC 2023-1A Class DR (CME Term SOFR 3 Month + 3.00%)(1)	6.75	09/23/35	2,325,000	2,286,186
Octagon 66 Ltd. 2022-1A Class ER2 (CME Term SOFR 3 Month + 7.50%)(1)	11.20	02/16/37	1,000,000	966,361
Orion CLO 2023-1 Ltd. 2023-1A Class ER (CME Term SOFR 3 Month + 6.09%)(1)	9.90	10/25/38	1,000,000	996,427
Owl Rock CLO III Ltd. 2020-3A Class AR (CME Term SOFR 3 Month + 1.85%)(1)	5.58	04/20/36	1,000,000	1,000,475
Owl Rock CLO VII LLC 2022-7A Class AR (CME Term SOFR 3 Month + 1.40%)(1)	5.13	04/20/38	4,000,000	3,980,692
Owl Rock CLO X LLC 2023-10A Class BR (CME Term SOFR 3 Month + 1.70%)(1)	5.43	04/20/37	600,000	594,157
Palmer Square CLO 2021-4 Ltd. 2021-4A Class ER (CME Term SOFR 3 Month + 5.75%)(1)	9.50	07/15/38	1,000,000	933,997
Woodmont 2022-10 Trust 2022-10A Class CR (CME Term SOFR 3 Month + 2.10%)(1)	5.85	04/15/38	5,000,000	4,935,150
Woodmont 2022-9 Trust 2022-9A Class A1R (CME Term SOFR 3 Month + 1.70%)(1)	5.51	10/25/36	8,600,000	8,607,783
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost – $184,645,016)				182,707,344

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

	Rate (%)	Maturity	Face Amount	Value
CORPORATE BONDS – 0.4%
INVESTMENT COMPANIES – 0.4%
Ares Capital Corp.	5.10	01/15/31	$400,000	$384,625
Blackstone Private Credit Fund	5.05	09/10/30	385,000	368,207
TOTAL CORPORATE BONDS (Cost – $778,962)				752,832

SHORT-TERM INVESTMENTS – 7.3%
TIME DEPOSITS – 7.3%
ANZ National Bank, London	2.98	08/03/26	14,321,881	14,321,881
TOTAL SHORT-TERM INVESTMENTS (Cost – $14,321,881)				14,321,881

TOTAL INVESTMENTS – 101.3% (Cost – $199,745,859)				$197,782,057
OTHER ASSETS LESS LIABILITIES – (1.3)%				(2,480,607)
NET ASSETS – 100.0%				$195,301,450

SOFR	Secured Overnight Financing Rate
ZCP	Indicates a zero coupon rate. Income is recognized through accretion of discount.

(1)	Security was acquired and/or purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that Rule except to qualified institutional buyers. The aggregate value of Rule 144A holdings at July 31, 2026, amounts to $182,707,344 and represents 93.6% of net assets. These securities have been deemed liquid under procedures approved by the Trust’s Board of Trustees.

BONDBLOXX ETF TRUST

BondBloxx Private Credit CLO ETF

Portfolio of Investments (Continued)

July 31, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

Fair value represents a good faith approximation of the value of an asset or liability. The fair value of an asset or liability held by a Fund is the amount the Fund might reasonably expect to receive from the current sale of that asset or the cost to extinguish that liability in an arm’s-length transaction. Valuing a Fund’s investments using fair value pricing may result in prices that are based on subjective judgments, which may lead to prices that may differ materially from current market valuations and that may not be the prices at which those investments could have been sold during the period in which the particular fair values were used Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Index.

Various inputs are used in determining the value of the Funds’ investments. The three levels defined by the hierarchy are as follows:

■	Level 1 – unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access

■	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing assets and liabilities are not necessarily an indication of the risk associated with investing in those assets and liabilities.

The following table summarizes the valuation of the Funds’ assets and liabilities under the fair value hierarchy levels as of July 31, 2026:

BondBloxx Private Credit CLO ETF

Assets	Level 1	Level 2	Level 3	Total
Collateralized Loan Obligations	$–	$182,707,344	$–	$182,707,344
Corporate Bonds	–	752,832	–	752,832
Time Deposits	–	14,321,881	–	14,321,881
Total Investments	$–	$197,782,057	$–	$197,782,057